UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Fidelity
Total Bond
Fund

Semiannual Report

February 28, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.82%
Actual		$ 1,000.00	$ 945.00	$ 3.95
Hypothetical A		$ 1,000.00	$ 1,020.73	$ 4.11
Class T	.87%
Actual		$ 1,000.00	$ 944.60	$ 4.19
Hypothetical A		$ 1,000.00	$ 1,020.48	$ 4.36
Class B	1.55%
Actual		$ 1,000.00	$ 941.50	$ 7.46
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.55%
Actual		$ 1,000.00	$ 941.50	$ 7.46
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Total Bond	.46%
Actual		$ 1,000.00	$ 946.70	$ 2.22
Hypothetical A		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.53%
Actual		$ 1,000.00	$ 946.20	$ 2.56
Hypothetical A		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 51.7%	U.S. Government and U.S. Government Agency Obligations 55.2%
AAA 9.5%	AAA 11.0%
AA 4.1%	AA 5.9%
A 10.9%	A 8.8%
BBB 16.3%	BBB 15.1%
BB and Below 13.9%	BB and Below 10.2%
Not Rated 1.3%	Not Rated 0.9%
Equities 0.0%	Equities 0.1%
Short-Term Investments and Net Other Assets† (7.7)%	Short-Term Investments and Net Other Assets† (7.2)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	5.7	6.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	3.6	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	Corporate Bonds 36.7%		Corporate Bonds 31.9%
	U.S. Government and U.S. Government Agency Obligations 51.7%		U.S. Government and U.S. Government Agency Obligations 55.2%
	Asset-Backed Securities 3.3%		Asset-Backed Securities 4.1%
	CMOs and Other Mortgage Related Securities 9.4%		CMOs and Other Mortgage Related Securities 10.4%
	Municipal Bonds 0.4%		Municipal Bonds 0.3%
	Stocks 0.0%		Stocks 0.1%
	Other Investments 6.2%		Other Investments 5.2%
	Short-Term Investments and Net Other Assets† (7.7)%		Short-Term Investments and Net Other Assets† (7.2)%
* Foreign investments	9.0%	** Foreign investments	9.8%
* Futures and Swaps	12.2%	** Futures and Swaps	12.6%

† Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Corporate Bonds - 28.9%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,300,000	$ 789,360
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Ventas, Inc. 3.875% 11/15/11 (g)		1,140,000	923,400
Vornado Realty Trust 2.85% 4/1/27		510,000	385,682
Weingarten Realty Investors 3.95% 8/1/26		510,000	371,025
			1,680,107
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	236,021
TOTAL FINANCIALS			1,916,128
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
General Cable Corp. 1% 10/15/12		2,580,000	1,755,174
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,258,000	981,349
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15		3,200,000	1,168,000
TOTAL INFORMATION TECHNOLOGY			2,149,349
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10		1,485,000	1,395,900
TOTAL CONVERTIBLE BONDS			8,005,911
Nonconvertible Bonds - 28.8%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,267,665
5.875% 3/15/11		2,077,000	1,977,042
			7,244,707
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.0%
Ford Motor Co.:
7.45% 7/16/31		$ 3,035,000	$ 569,063
9.5% 9/15/11		225,000	58,500
			627,563
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		650,000	599,625
7.5% 4/1/27		1,935,000	1,499,625
			2,099,250
Hotels, Restaurants & Leisure - 0.5%
Carrols Corp. 9% 1/15/13		85,000	70,550
Chukchansi Economic Development Authority 8% 11/15/13 (g)		565,000	93,225
Host Marriott LP:
6.375% 3/15/15		250,000	187,500
7.125% 11/1/13		5,360,000	4,221,000
ITT Corp. 7.375% 11/15/15		1,130,000	853,150
Las Vegas Sands Corp. 6.375% 2/15/15		875,000	385,000
Mandalay Resort Group 9.375% 2/15/10		700,000	280,000
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (g)		5,930,000	1,956,900
McDonald's Corp.:
5.35% 3/1/18		2,339,000	2,411,364
6.3% 3/1/38		7,590,000	7,816,205
MGM Mirage, Inc.:
6% 10/1/09		1,055,000	727,950
6.625% 7/15/15		1,525,000	610,000
6.75% 9/1/12		5,900,000	2,566,500
6.75% 4/1/13		2,560,000	1,075,200
6.875% 4/1/16		100,000	40,000
7.625% 1/15/17		770,000	315,700
8.375% 2/1/11		2,585,000	697,950
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		4,490,000	1,908,250
6.375% 7/15/09		1,415,000	1,103,700
7.125% 8/15/14		1,505,000	451,500
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	227,850
8% 5/15/10		690,000	558,900
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13		$ 3,350,000	$ 1,876,000
7.25% 6/15/16		4,190,000	2,095,000
7.5% 10/15/27		2,125,000	956,250
Scientific Games Corp.:
6.25% 12/15/12		1,200,000	1,086,000
7.875% 6/15/16 (g)		1,950,000	1,764,750
Seminole Hard Rock Entertainment, Inc. 4.4963% 3/15/14 (g)(m)		3,010,000	1,414,700
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		945,000	699,300
7.25% 5/1/12		1,760,000	1,302,400
Snoqualmie Entertainment Authority:
5.3838% 2/1/14 (g)(m)		140,000	75,600
9.125% 2/1/15 (g)		1,100,000	594,000
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13		460,000	363,400
7.875% 5/1/12		930,000	804,450
Times Square Hotel Trust 8.528% 8/1/26 (g)		109,741	65,845
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,112,300
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	1,391,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		2,585,000	1,757,800
6.625% 12/1/14		5,770,000	4,039,000
			49,956,689
Household Durables - 0.2%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	912,600
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,177,874
5.875% 1/15/36		13,274,000	9,165,631
KB Home 6.375% 8/15/11		530,000	463,750
Pulte Homes, Inc. 5.25% 1/15/14		645,000	509,550
			15,229,405
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		285,000	210,900
Media - 1.9%
AMC Entertainment, Inc. 8% 3/1/14		285,000	228,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
AOL Time Warner, Inc.:
6.75% 4/15/11		$ 1,882,000	$ 1,909,918
6.875% 5/1/12		2,441,000	2,460,528
7.625% 4/15/31		500,000	469,113
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		2,415,000	2,203,688
Cablevision Systems Corp.:
8% 4/15/12		3,070,000	2,947,200
8.3338% 4/1/09 (m)		340,000	340,850
Charter Communications Holdings I LLC:
9.92% 4/1/14 (b)		1,495,000	14,950
11.125% 1/15/14 (b)		505,000	5,050
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (b)		5,490,000	466,650
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		3,865,000	3,111,325
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (g)		3,865,000	3,449,513
8.375% 4/30/14 (g)		2,220,000	1,914,750
10.875% 9/15/14 (g)		890,000	827,700
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	529,494
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,679,482
5.5% 3/15/11		382,000	387,565
5.7% 5/15/18		11,968,000	11,059,593
5.85% 1/15/10		61,000	61,755
6.45% 3/15/37		8,838,000	7,588,943
COX Communications, Inc.:
4.625% 1/15/10		2,141,000	2,122,705
4.625% 6/1/13		4,467,000	4,038,807
6.45% 12/1/36 (g)		913,000	732,317
6.95% 6/1/38 (g)		452,000	378,816
CSC Holdings, Inc.:
6.75% 4/15/12		5,280,000	5,068,800
7.625% 4/1/11		1,550,000	1,534,500
8.5% 4/15/14 (g)		2,105,000	2,041,850
8.5% 6/15/15 (g)		2,340,000	2,234,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc.: - continued
8.625% 2/15/19 (g)		$ 4,030,000	$ 3,773,088
EchoStar Communications Corp.:
6.375% 10/1/11		6,425,000	6,135,875
7% 10/1/13		6,765,000	6,342,188
7.125% 2/1/16		1,345,000	1,217,225
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		1,310,000	707,400
7.25% 8/15/11		2,345,000	1,758,750
Kabel Deutschland GmbH 10.625% 7/1/14		4,085,000	4,105,425
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	334,375
6.625% 8/15/15		1,030,000	664,350
Marquee Holdings, Inc. 12% 8/15/14		1,555,000	979,650
News America Holdings, Inc. 7.75% 12/1/45		170,000	147,630
News America, Inc.:
4.75% 3/15/10		244,000	238,068
5.3% 12/15/14		876,000	825,000
6.15% 3/1/37		2,970,000	2,311,058
6.2% 12/15/34		5,330,000	4,050,219
6.65% 11/15/37		15,817,000	12,786,969
6.9% 3/1/19 (g)		2,926,000	2,770,331
Nexstar Broadcasting, Inc. 7% 1/15/14		345,000	100,050
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13		639,181	172,579
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)		4,315,000	1,618,125
10% 8/1/14		3,975,000	3,289,313
11.625% 2/1/14 (g)		2,325,000	2,080,875
Quebecor Media, Inc.:
7.75% 3/15/16		4,080,000	3,294,600
7.75% 3/15/16		1,790,000	1,445,425
The Reader's Digest Association, Inc. 9% 2/15/17		2,805,000	196,350
Time Warner Cable, Inc.:
5.4% 7/2/12		2,444,000	2,351,355
5.85% 5/1/17		2,607,000	2,357,594
6.2% 7/1/13		2,324,000	2,250,662
6.75% 7/1/18		13,473,000	12,773,401
7.3% 7/1/38		9,000,000	8,210,196
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
8.75% 2/14/19		$ 3,345,000	$ 3,570,600
Time Warner, Inc.:
5.875% 11/15/16		6,118,000	5,732,688
6.5% 11/15/36		7,565,000	6,473,318
6.625% 5/15/29		4,415,000	3,797,377
TL Acquisitions, Inc.:
0% 7/15/15 (d)(g)		1,305,000	499,163
10.5% 1/15/15 (g)		5,005,000	2,364,863
Viacom, Inc.:
6.125% 10/5/17		4,235,000	3,485,464
6.75% 10/5/37		1,460,000	1,057,720
Videotron Ltd.:
9.125% 4/15/18 (g)		1,630,000	1,646,300
9.125% 4/15/18 (g)		1,680,000	1,696,800
Visant Holding Corp. 8.75% 12/1/13		450,000	414,000
			179,834,981
Multiline Retail - 0.1%
Dollar General Corp.:
10.625% 7/15/15		1,175,000	1,183,813
11.875% 7/15/17 pay-in-kind (m)		305,000	295,088
Federated Retail Holdings, Inc. 5.9% 12/1/16		1,625,000	965,882
Macy's Retail Holdings, Inc. 7.875% 7/15/15		3,401,000	2,439,704
Matahari Finance BV 9.5% 10/6/09		1,095,000	1,018,350
			5,902,837
Specialty Retail - 0.5%
AutoNation, Inc. 7% 4/15/14		1,290,000	1,135,200
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		2,610,000	2,616,525
Home Depot, Inc. 2.0463% 12/16/09 (m)		4,277,000	4,153,142
Michaels Stores, Inc. 10% 11/1/14		1,705,000	579,700
Sally Holdings LLC:
9.25% 11/15/14		3,215,000	3,062,288
10.5% 11/15/16		420,000	364,350
Sonic Automotive, Inc. 8.625% 8/15/13		780,000	249,600
Staples, Inc. 9.75% 1/15/14		31,852,000	33,418,035
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' US, Inc.:
7.375% 10/15/18		$ 735,000	$ 249,900
7.625% 8/1/11		4,470,000	1,877,400
			47,706,140
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 5.6975% 12/15/14 (g)(m)		2,020,000	1,313,000
Levi Strauss & Co.:
8.875% 4/1/16		1,780,000	1,335,000
9.75% 1/15/15		4,055,000	3,325,100
			5,973,100
TOTAL CONSUMER DISCRETIONARY			314,785,572
CONSUMER STAPLES - 2.2%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37		73,000	62,304
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (g)		8,100,000	7,853,412
Constellation Brands, Inc.:
7.25% 9/1/16		3,135,000	2,954,738
7.25% 5/15/17		635,000	601,663
8.375% 12/15/14		2,835,000	2,842,088
Diageo Capital PLC:
5.2% 1/30/13		1,037,000	1,055,479
5.75% 10/23/17		10,009,000	9,970,495
FBG Finance Ltd. 5.125% 6/15/15 (g)		2,936,000	2,493,736
PepsiCo, Inc. 7.9% 11/1/18		9,430,000	11,332,201
			39,166,116
Food & Staples Retailing - 0.4%
Albertsons, Inc.:
7.45% 8/1/29		250,000	202,500
7.5% 2/15/11		2,365,000	2,317,700
7.75% 6/15/26		600,000	495,000
8% 5/1/31		2,385,000	1,943,775
CVS Caremark Corp.:
2.5025% 6/1/10 (m)		2,296,000	2,225,749
6.036% 12/10/28 (g)		14,415,789	11,003,139
6.302% 6/1/37 (m)		13,351,000	8,210,865
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc.:
7.5% 5/15/12		$ 315,000	$ 307,125
7.5% 11/15/14		1,595,000	1,547,150
Wal-Mart Stores, Inc. 6.2% 4/15/38		10,570,000	10,962,623
			39,215,626
Food Products - 0.6%
Cargill, Inc.:
6% 11/27/17 (g)		9,457,000	8,822,341
6.625% 9/15/37 (g)		8,334,000	7,279,216
Dean Foods Co.:
6.9% 10/15/17		5,195,000	4,675,500
7% 6/1/16		3,235,000	3,073,250
General Mills, Inc.:
5.2% 3/17/15		7,738,000	7,771,297
5.65% 2/15/19		1,586,000	1,584,674
Gruma SA de CV 7.75%		1,315,000	420,800
Kraft Foods, Inc.:
5.625% 11/1/11		3,660,000	3,824,964
6.125% 2/1/18		5,261,000	5,226,840
6.75% 2/19/14		540,000	576,397
6.875% 2/1/38		11,635,000	11,540,175
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,196,250
Smithfield Foods, Inc. 7.75% 7/1/17		3,130,000	1,893,650
Tyson Foods, Inc. 10.5% 3/1/14 (g)		1,470,000	1,389,150
			59,274,504
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,745,277
Revlon Consumer Products Corp. 9.5% 4/1/11		3,075,000	2,067,938
			3,813,215
Tobacco - 0.7%
Altria Group, Inc.:
9.7% 11/10/18		22,622,000	23,685,189
9.95% 11/10/38		7,025,000	7,016,366
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,447,097
5.65% 5/16/18		7,161,000	6,950,617
6.375% 5/16/38		12,110,000	11,911,602
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17		$ 2,926,000	$ 2,471,180
7.25% 6/15/37		4,865,000	3,541,302
			65,023,353
TOTAL CONSUMER STAPLES			206,492,814
ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		2,515,000	1,999,425
7.75% 5/15/17		2,970,000	2,316,600
DCP Midstream LLC 9.75% 3/15/19 (g)		6,755,000	6,548,770
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		1,295,000	731,675
Noble Drilling Corp. 5.875% 6/1/13		1,084,000	1,051,862
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,433,014
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,484,269
5.15% 3/15/13		2,277,000	2,014,007
7% 3/15/38		5,880,000	4,186,460
9.625% 3/1/19		1,500,000	1,532,232
			25,298,314
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	7,655,170
6.45% 9/15/36		2,115,000	1,615,096
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,488,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,030,400
BW Group Ltd. 6.625% 6/28/17 (g)		2,957,000	1,552,425
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,300,619
5.7% 5/15/17		16,009,000	14,137,804
6.25% 3/15/38		3,050,000	2,277,325
6.75% 2/1/39		2,980,000	2,375,808
Canadian Oil Sands Ltd. 4.8% 8/10/09 (g)		4,122,000	4,098,377
Chesapeake Energy Corp.:
6.5% 8/15/17		3,485,000	2,753,150
6.875% 1/15/16		740,000	606,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
7.25% 12/15/18		$ 1,600,000	$ 1,296,000
7.5% 9/15/13		2,265,000	2,004,525
7.5% 6/15/14		1,790,000	1,570,725
7.625% 7/15/13		895,000	801,025
9.5% 2/15/15		7,770,000	7,274,663
ConocoPhillips:
4.75% 2/1/14		1,055,000	1,066,927
5.75% 2/1/19		2,930,000	2,867,169
6.5% 2/1/39		6,535,000	6,333,885
Denbury Resources, Inc. 9.75% 3/1/16		750,000	703,125
Devon Energy Corp. 5.625% 1/15/14		2,344,000	2,362,098
Drummond Co., Inc. 7.375% 2/15/16 (g)		3,590,000	2,046,300
Duke Capital LLC:
6.25% 2/15/13		1,000,000	991,300
6.75% 2/15/32		10,542,000	8,230,519
Duke Energy Field Services:
5.375% 10/15/15 (g)		1,222,000	1,002,354
6.45% 11/3/36 (g)		2,400,000	1,690,807
6.875% 2/1/11		2,313,000	2,308,201
7.875% 8/16/10		1,037,000	1,049,415
El Paso Corp.:
7% 6/15/17		2,748,000	2,410,592
8.25% 2/15/16		875,000	805,000
El Paso Energy Corp. 7.75% 1/15/32		1,315,000	1,009,448
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	799,950
El Paso Performance-Linked Trust 7.75% 7/15/11 (g)		3,100,000	2,906,250
Empresa Nacional de Petroleo 6.75% 11/15/12 (g)		1,694,000	1,700,017
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,548,771
6.5% 4/15/18		2,372,000	2,069,107
9.875% 3/1/19		2,929,000	3,040,296
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	2,803,246
Energy Partners Ltd. 9.75% 4/15/14		1,760,000	510,400
Enterprise Products Operating LP:
4.625% 10/15/09		1,947,000	1,937,464
5.6% 10/15/14		1,955,000	1,815,333
5.65% 4/1/13		697,000	666,699
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp.:
7.25% 6/15/19		$ 1,080,000	$ 858,600
7.75% 5/1/14		1,005,000	874,350
8.5% 2/15/14 (g)		4,070,000	3,693,525
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,881,750
Gazstream SA 5.625% 7/22/13 (g)		1,098,405	983,072
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)		3,863,000	3,508,728
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (g)		1,850,000	1,295,000
9.125% 7/2/18 (g)		1,015,000	644,525
Kinder Morgan Finance Co. ULC 5.35% 1/5/11		795,000	741,338
Lukoil International Finance BV 6.656% 6/7/22 (g)		1,222,000	830,960
Massey Energy Co. 6.875% 12/15/13		4,845,000	4,263,600
Nakilat, Inc. 6.067% 12/31/33 (g)		4,384,000	2,862,138
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)		240,000	152,592
Newfield Exploration Co. 7.125% 5/15/18		2,830,000	2,462,100
Nexen, Inc.:
5.05% 11/20/13		3,845,000	3,492,598
5.2% 3/10/15		909,000	779,817
5.875% 3/10/35		240,000	163,600
6.4% 5/15/37		3,645,000	2,572,342
NGPL PipeCo LLC 6.514% 12/15/12 (g)		8,163,000	7,891,711
OPTI Canada, Inc.:
7.875% 12/15/14		1,550,000	503,750
8.25% 12/15/14		3,170,000	982,700
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		415,000	296,725
8.75% 12/1/13		85,000	75,438
Pan American Energy LLC 7.75% 2/9/12 (g)		2,470,000	2,093,325
Peabody Energy Corp. 7.375% 11/1/16		1,030,000	999,100
Pemex Project Funding Master Trust:
3.2963% 6/15/10 (g)(m)		1,245,000	1,201,425
6.625% 6/15/35		625,000	443,750
Petro-Canada:
6.05% 5/15/18		3,850,000	3,173,601
6.8% 5/15/38		18,950,000	13,954,932
Petrohawk Energy Corp.:
7.875% 6/1/15 (g)		1,485,000	1,277,100
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp.: - continued
9.125% 7/15/13		$ 4,270,000	$ 4,013,800
10.5% 8/1/14 (g)		3,025,000	2,979,625
Petroleos de Venezuela SA:
5.25% 4/12/17		14,590,000	5,544,200
5.375% 4/12/27		3,760,000	1,203,200
Petroleos Mexicanos 8% 5/3/19 (g)		987,000	969,728
Petroleum Development Corp. 12% 2/15/18		1,605,000	995,100
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,362,675
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	5,267,338
6.65% 1/15/37		4,430,000	3,236,904
7.75% 10/15/12		2,358,000	2,374,433
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,229,225
7.75% 6/15/15		485,000	438,925
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,085,000	965,650
7.375% 7/15/13		2,060,000	1,977,600
7.5% 5/15/16		2,250,000	2,081,250
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (g)		2,987,000	3,076,956
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (g)		1,343,000	1,174,118
6.332% 9/30/27 (g)		1,840,000	1,437,997
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)		2,720,000	2,647,101
SandRidge Energy, Inc.:
5.06% 4/1/14 (m)		2,720,000	1,713,600
8.625% 4/1/15 pay-in-kind (m)		6,045,000	4,080,375
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,538,425
Source Gas LLC 5.9% 4/1/17 (g)		3,544,000	2,656,692
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,315,000	2,187,675
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	13,147,556
Suncor Energy, Inc.:
6.1% 6/1/18		10,851,000	8,942,396
6.85% 6/1/39		10,460,000	7,610,058
Teekay Corp. 8.875% 7/15/11		2,115,000	2,009,250
Tennessee Gas Pipeline Co. 8% 2/1/16 (g)		520,000	510,900
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TEPPCO Partners LP:
5.9% 4/15/13		$ 3,239,000	$ 2,925,141
6.65% 4/15/18		4,741,000	3,997,137
7.55% 4/15/38		9,095,000	7,071,135
Texas Eastern Transmission LP 6% 9/15/17 (g)		5,990,000	5,595,343
TNK-BP Finance SA:
6.875% 7/18/11 (g)		600,000	525,000
7.5% 3/13/13 (Reg. S)		2,860,000	2,209,350
TransCanada PipeLines Ltd. 6.35% 5/15/67 (m)		2,371,000	1,434,455
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,126,406
Williams Companies, Inc. 8.75% 1/15/20 (g)		4,310,000	4,288,450
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17		285,000	246,525
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,623,623
5.65% 4/1/16		1,200,000	1,126,282
5.9% 8/1/12		4,452,000	4,412,569
6.375% 6/15/38		13,285,000	11,233,769
6.75% 8/1/37		10,380,000	9,258,939
YPF SA 10% 11/2/28		1,475,000	973,500
			326,887,153
TOTAL ENERGY			352,185,467
FINANCIALS - 8.8%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.:
1.2625% 10/22/10 (m)		2,340,000	2,251,398
1.346% 8/21/09 (m)		1,170,000	1,151,767
1.3525% 7/16/09 (m)		575,000	568,188
2.4556% 9/9/09 (m)		1,271,000	1,250,440
3.25% 3/25/09		686,000	686,026
4.245% 1/7/10		1,217,000	1,192,857
4.5% 10/28/10		1,833,000	1,818,954
5.3% 10/30/15		1,170,000	1,079,075
5.85% 7/19/10		3,769,000	3,801,293
6.95% 8/10/12		10,980,000	11,365,014
BlackRock, Inc. 6.25% 9/15/17		14,822,000	14,094,788
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
5.25% 10/15/13		$ 5,903,000	$ 5,460,812
5.45% 11/1/12		3,769,000	3,633,067
5.625% 1/15/17		3,200,000	2,566,576
5.95% 1/18/18		3,989,000	3,565,659
6.15% 4/1/18		1,970,000	1,790,039
6.6% 1/15/12		1,711,000	1,716,032
6.75% 10/1/37		28,895,000	20,545,299
6.875% 1/15/11		273,000	276,732
7.5% 2/15/19		1,757,000	1,740,210
Janus Capital Group, Inc.:
6.125% 9/15/11		2,399,000	1,678,931
6.5% 6/15/12		4,172,000	2,816,884
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	7,086,946
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	5,530,202
Lazard Group LLC:
6.85% 6/15/17		3,840,000	2,869,786
7.125% 5/15/15		1,377,000	1,045,275
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	15,239,140
6.15% 4/25/13		4,271,000	3,756,345
6.4% 8/28/17		2,720,000	2,140,006
6.875% 4/25/18		4,701,000	3,911,486
Morgan Stanley:
1.6475% 1/9/12 (m)		9,924,000	8,155,543
1.6975% 1/9/14 (m)		5,002,000	3,352,320
4.75% 4/1/14		2,429,000	2,036,731
5.05% 1/21/11		3,045,000	3,003,016
5.25% 11/2/12		244,000	229,487
5.45% 1/9/17		2,238,000	1,931,170
5.95% 12/28/17		5,050,000	4,456,771
6.6% 4/1/12		5,719,000	5,678,687
6.625% 4/1/18		15,268,000	14,098,486
6.75% 4/15/11		836,000	839,426
Northern Trust Corp. 5.5% 8/15/13		2,560,000	2,648,271
Scotland International Finance No. 2 BV 7.7% 8/15/10 (g)		978,000	980,730
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	3,886,496
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
5.75% 4/25/18		$ 16,505,000	$ 14,431,279
5.875% 12/20/17		15,572,000	13,795,967
			206,153,607
Commercial Banks - 1.7%
American Express Bank FSB:
5.5% 4/16/13		4,091,000	3,871,669
6% 9/13/17		10,621,000	9,405,692
ANZ National International Ltd. 6.2% 7/19/13 (g)		1,099,000	1,062,802
Bank of America NA:
5.3% 3/15/17		1,515,000	1,118,284
6% 10/15/36		690,000	474,489
Bank One Corp.:
5.25% 1/30/13		930,000	903,433
7.875% 8/1/10		691,000	713,006
BB&T Capital Trust IV 6.82% 6/12/77 (m)		2,314,000	1,117,132
BB&T Corp. 6.5% 8/1/11		1,243,000	1,267,260
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,589,449
Credit Suisse First Boston 6% 2/15/18		16,107,000	14,612,625
Credit Suisse First Boston New York Branch 5% 5/15/13		9,569,000	9,238,286
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (g)(m)		5,724,147	4,522,076
Development Bank of Philippines 8.375% (m)		1,355,000	1,016,250
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		6,195,000	1,734,600
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,330,000	931,000
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,822,548
5.25% 2/10/14 (g)		565,000	507,190
5.5% 10/17/12		2,256,000	2,135,622
8.125% 1/21/14		765,000	779,153
Fifth Third Bancorp:
4.5% 6/1/18		123,000	77,146
8.25% 3/1/38		2,099,000	1,521,063
HBOS PLC 6.75% 5/21/18 (g)		6,067,000	4,870,466
HSBC Holdings PLC:
1.6125% 10/6/16 (m)		1,143,000	916,577
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC: - continued
6.5% 9/15/37		$ 8,400,000	$ 7,311,251
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		2,330,000	1,048,500
JPMorgan Chase Bank 6% 10/1/17		2,095,000	1,982,109
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		1,385,000	1,246,500
KeyBank NA:
5.8% 7/1/14		1,119,000	996,741
7% 2/1/11		1,124,000	1,110,929
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	1,430,000
Korea Development Bank:
3.875% 3/2/09		3,578,000	3,578,000
4.625% 9/16/10		1,833,000	1,783,870
4.75% 7/20/09		937,000	932,594
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (g)(m)		720,797	603,011
National City Bank, Cleveland:
4.15% 8/1/09		1,907,000	1,893,418
4.5% 3/15/10		2,943,000	2,924,256
PNC Funding Corp.:
1.3144% 1/31/12 (m)		5,982,000	4,758,083
7.5% 11/1/09		2,026,000	2,018,848
Rabobank Capital Funding Trust II 5.26% (g)(m)		569,000	244,670
Santander Issuances SA Unipersonal:
1.885% 6/20/16 (g)(m)		3,489,611	2,627,461
5.805% 6/20/16 (g)(m)		4,204,000	2,942,800
Sovereign Bank 2.88% 8/1/13 (m)		1,635,792	1,219,925
Standard Chartered Bank 6.4% 9/26/17 (g)		15,618,000	12,491,776
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(m)		2,933,000	1,319,850
Union Planters Corp. 7.75% 3/1/11		600,000	582,998
UnionBanCal Corp. 5.25% 12/16/13		662,000	617,347
Vimpel Communications:
8% 2/11/10 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,880,000	1,776,600
8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		570,000	470,250
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,256,387
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA: - continued
6.6% 1/15/38		$ 9,000,000	$ 7,926,120
Wachovia Corp.:
1.2244% 10/15/11 (m)		4,016,000	3,563,192
1.255% 4/23/12 (m)		543,000	468,295
2.2525% 12/1/09 (m)		1,086,000	1,072,903
5.625% 10/15/16		3,399,000	3,022,935
5.75% 6/15/17		2,933,000	2,751,594
Wells Fargo & Co.:
4.2% 1/15/10		2,635,000	2,631,683
5.625% 12/11/17		10,423,000	9,893,293
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	586,192
			158,292,199
Consumer Finance - 1.1%
American Express Co. 8.15% 3/19/38		9,010,000	8,679,324
American Express Credit Corp. 5.875% 5/2/13		583,000	535,435
American General Finance Corp. 6.9% 12/15/17		5,510,000	2,190,837
Capital One Financial Corp. 2.4694% 9/10/09 (m)		3,277,000	3,155,250
Discover Financial Services:
2.6288% 6/11/10 (m)		4,022,000	3,564,003
6.45% 6/12/17		9,775,000	7,395,091
Ford Motor Credit Co. LLC:
5.5444% 4/15/09 (m)		755,000	694,600
7.25% 10/25/11		1,440,000	780,578
7.375% 10/28/09		1,155,000	924,000
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	5,105,552
5.625% 5/1/18		25,000,000	21,416,275
5.875% 1/14/38		14,000,000	9,952,684
6.375% 11/15/67 (m)		9,000,000	5,217,795
Household Finance Corp.:
6.375% 10/15/11		1,860,000	1,811,268
7% 5/15/12		468,000	465,375
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,283,747
5.25% 1/15/14		1,054,000	985,288
MBNA America Bank NA 7.125% 11/15/12 (g)		693,000	664,514
MBNA Corp. 7.5% 3/15/12		1,608,000	1,484,004
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (g)		$ 4,245,000	$ 3,988,419
ORIX Corp. 5.48% 11/22/11		385,000	266,600
SLM Corp.:
1.2994% 7/27/09 (m)		1,827,000	1,700,890
1.3194% 7/26/10 (m)		8,343,000	6,874,440
1.3894% 10/25/11 (m)		12,343,000	8,648,148
2.1963% 3/15/11 (m)		112,000	85,058
4.5% 7/26/10		7,157,000	5,658,109
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (g)		413,711	352,086
			103,879,370
Diversified Financial Services - 1.4%
Bank of America Corp.:
5.75% 12/1/17		4,590,000	3,872,881
7.4% 1/15/11		8,661,000	8,040,699
BTM Curacao Holding NV 1.8975% 12/19/16 (g)(m)		2,354,071	1,819,118
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		240,000	189,600
CIT Group, Inc.:
1.3866% 6/8/09 (m)		1,172,000	1,120,493
4.75% 12/15/10		821,000	623,388
5.4% 2/13/12		2,455,000	1,853,169
Citigroup, Inc.:
1.3356% 5/18/11 (m)		2,811,000	2,351,834
5.3% 10/17/12		14,295,000	12,680,208
5.5% 4/11/13		13,549,000	12,268,741
6.125% 5/15/18		3,284,000	2,831,987
6.5% 1/18/11		1,307,000	1,232,778
6.5% 8/19/13		6,153,000	5,736,423
CME Group, Inc. 5.75% 2/15/14		506,000	509,268
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18		8,874,000	9,136,076
6.375% 5/15/38		7,549,000	7,935,984
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)		3,410,000	2,608,650
9% 6/1/16 (g)		540,000	429,300
ILFC E-Capital Trust I 5.9% 12/21/65 (g)(m)		2,996,000	599,200
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	1,847,586
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.65% 6/1/14		$ 10,520,000	$ 6,152,590
6.375% 3/25/13		1,503,000	871,740
6.625% 11/15/13		2,721,000	1,550,970
JPMorgan Chase & Co.:
4.891% 9/1/15 (m)		2,729,000	2,191,753
5.6% 6/1/11		3,095,000	3,155,247
5.75% 1/2/13		2,217,000	2,189,758
6.75% 2/1/11		376,000	384,237
Leucadia National Corp.:
7% 8/15/13		5,740,000	4,936,400
7.125% 3/15/17		835,000	622,075
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (g)		280,000	260,157
NSG Holdings II, LLC 7.75% 12/15/25 (g)		5,470,000	4,376,000
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		1,800,000	1,701,000
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (m)		773,000	641,590
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)		1,090,000	719,400
5.5% 1/15/14 (g)		695,000	475,626
5.7% 4/15/17 (g)		1,696,000	1,085,793
Sunwest Management, Inc. 8.385% 6/9/10 (b)(m)		325,000	195,000
TMK Capital SA 10% 7/29/11		3,000,000	1,980,000
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)		3,238,000	2,379,930
Yankee Acquisition Corp. 8.5% 2/15/15		1,140,000	609,900
ZFS Finance USA Trust I 6.15% 12/15/65 (g)(m)		2,323,000	1,022,120
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(m)		5,008,000	2,038,376
ZFS Finance USA Trust IV 5.875% 5/9/32 (g)(m)		2,501,000	963,685
ZFS Finance USA Trust V 6.5% 5/9/67 (g)(m)		12,400,000	4,898,000
			123,088,730
Insurance - 0.6%
American International Group, Inc. 8.175% 5/15/58 (g)(m)		7,875,000	1,258,236
Assurant, Inc.:
5.625% 2/15/14		1,912,000	1,578,616
6.75% 2/15/34		1,967,000	1,228,096
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	430,887
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)		$ 1,491,000	$ 924,420
Jackson National Life Global Funding 5.375% 5/8/13 (g)		753,000	688,020
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)		594,000	360,949
MetLife, Inc.:
5% 6/15/15		1,163,000	1,079,515
6.125% 12/1/11		990,000	991,694
7.717% 2/15/19		10,958,000	10,573,199
Metropolitan Life Global Funding I:
4.625% 8/19/10 (g)		3,299,000	3,212,781
5.125% 4/10/13 (g)		559,000	534,017
Monumental Global Funding II 5.65% 7/14/11 (g)		1,652,000	1,666,655
Monumental Global Funding III 5.5% 4/22/13 (g)		2,202,000	1,940,821
Pacific Life Global Funding 5.15% 4/15/13 (g)		11,281,000	11,003,634
Prudential Financial, Inc.:
5.15% 1/15/13		2,167,000	1,938,720
5.4% 6/13/35		452,000	267,353
5.5% 3/15/16		425,000	355,147
5.7% 12/14/36		384,000	234,546
8.875% 6/15/68 (m)		2,972,000	1,694,040
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(m)		3,342,000	1,570,740
Symetra Financial Corp. 6.125% 4/1/16 (g)		5,181,000	4,083,612
The Chubb Corp.:
5.75% 5/15/18		4,035,000	3,880,439
6.5% 5/15/38		3,390,000	3,152,178
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,269,085
			55,917,400
Real Estate Investment Trusts - 1.1%
AMB Property LP 5.9% 8/15/13		2,580,000	1,788,170
Arden Realty LP 5.2% 9/1/11		1,339,000	1,348,745
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	324,876
5.5% 1/15/12		2,394,000	2,230,614
6.625% 9/15/11		818,000	789,210
Brandywine Operating Partnership LP:
4.5% 11/1/09		3,087,000	2,975,001
5.625% 12/15/10		4,079,000	3,603,123
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP: - continued
5.7% 5/1/17		$ 4,746,000	$ 2,368,406
5.75% 4/1/12		2,463,000	1,354,650
BRE Properties, Inc.:
4.875% 5/15/10		2,583,000	2,430,830
5.75% 9/1/09		611,000	608,218
Camden Property Trust:
4.375% 1/15/10		1,479,000	1,331,100
5.375% 12/15/13		656,000	537,920
5.875% 11/30/12		2,958,000	2,543,880
Colonial Properties Trust 4.75% 2/1/10		5,652,000	5,404,284
CPG Partners LP 6% 1/15/13		1,017,000	903,983
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	2,126,479
5% 5/3/10		2,241,000	1,568,700
5.25% 4/15/11		2,432,000	1,196,953
5.375% 10/15/12		1,286,000	615,845
Duke Realty LP:
4.625% 5/15/13		627,000	421,608
5.25% 1/15/10		453,000	431,907
5.4% 8/15/14		5,247,000	3,579,057
5.625% 8/15/11		2,957,000	2,519,385
5.875% 8/15/12		1,009,000	773,076
5.95% 2/15/17		490,000	302,878
6.25% 5/15/13		14,190,000	10,642,500
6.5% 1/15/18		3,795,000	2,348,395
Equity One, Inc.:
6% 9/15/17		854,000	563,229
6.25% 1/15/17		494,000	335,920
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	314,283
6% 7/15/12		2,933,000	2,413,049
6.2% 1/15/17		620,000	471,200
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	46,400
HMB Capital Trust V 5.5963% 12/15/36 (b)(g)(m)		270,000	27
Hospitality Properties Trust:
5.625% 3/15/17		1,200,000	668,058
6.7% 1/15/18		5,000,000	2,850,605
Host Hotels & Resorts LP 6.875% 11/1/14		835,000	619,988
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15		$ 890,000	$ 587,400
6.25% 6/15/17		1,232,000	761,282
6.65% 1/15/18		618,000	393,288
iStar Financial, Inc. 5.95% 10/15/13		300,000	102,000
Liberty Property LP:
5.125% 3/2/15		848,000	615,835
5.5% 12/15/16		1,487,000	1,025,435
6.625% 10/1/17		3,785,000	2,734,333
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	762,340
7.25% 3/15/09		2,916,000	2,910,824
7.75% 2/15/11		976,000	917,440
Omega Healthcare Investors, Inc.:
7% 4/1/14		5,850,000	5,499,000
7% 1/15/16		1,960,000	1,778,700
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	2,163,126
Rouse Co.:
5.375% 11/26/13 (b)		145,000	43,500
7.2% 9/15/12 (b)		10,000	3,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(g)		495,000	148,500
Senior Housing Properties Trust 8.625% 1/15/12		250,000	222,500
Simon Property Group LP:
4.6% 6/15/10		1,096,000	1,049,925
4.875% 8/15/10		675,000	646,421
5% 3/1/12		363,000	312,180
5.375% 6/1/11		621,000	578,527
5.6% 9/1/11		2,718,000	2,526,848
5.75% 5/1/12		1,267,000	1,102,290
7.75% 1/20/11		821,000	784,930
Tanger Properties LP 6.15% 11/15/15		24,000	17,714
UDR, Inc. 5.5% 4/1/14		2,755,000	2,183,911
Ventas Realty LP:
6.5% 6/1/16		105,000	88,988
6.625% 10/15/14		2,665,000	2,371,850
6.75% 4/1/17		1,285,000	1,082,613
Washington (REIT) 5.95% 6/15/11		3,637,000	3,168,551
			101,935,803
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 9,860,000	$ 8,109,850
8.125% 6/1/12		2,265,000	1,993,200
ERP Operating LP:
5.375% 8/1/16		2,170,000	1,756,114
5.5% 10/1/12		3,582,000	3,263,438
5.75% 6/15/17		6,260,000	5,087,921
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	44,000
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,138,200
6.3% 6/1/13		2,397,000	1,965,540
Regency Centers LP:
4.95% 4/15/14		611,000	446,496
5.25% 8/1/15		2,133,000	1,479,833
5.875% 6/15/17		1,056,000	732,831
			26,017,423
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	6,886,136
5.65% 5/1/18		13,300,000	11,262,427
Countrywide Financial Corp.:
1.6863% 3/24/09 (m)		2,308,000	2,302,576
4.5% 6/15/10		479,000	465,090
5.8% 6/7/12		2,916,000	2,672,289
Countrywide Home Loans, Inc.:
4.125% 9/15/09		3,848,000	3,812,652
6.25% 4/15/09		607,000	607,868
Independence Community Bank Corp.:
3.585% 6/20/13 (m)		2,445,078	1,760,456
3.75% 4/1/14 (m)		4,218,000	2,826,060
4.9% 9/23/10		1,696,000	1,585,964
World Savings Bank FSB 4.125% 12/15/09		519,000	516,167
Wrightwood Capital LLC 10.5% 6/1/14 (g)		100,000	68,000
			34,765,685
TOTAL FINANCIALS			810,050,217
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.9%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		$ 2,956,000	$ 3,017,644
Health Care Equipment & Supplies - 0.2%
Biomet, Inc.:
10% 10/15/17		4,825,000	4,825,000
10.375% 10/15/17 pay-in-kind (m)		3,155,000	2,760,625
11.625% 10/15/17		5,185,000	4,796,125
Boston Scientific Corp. 6.4% 6/15/16		980,000	928,550
FMC Finance III SA 6.875% 7/15/17		1,030,000	1,009,400
Fresenius US Finance II, Inc. 9% 7/15/15 (g)		1,515,000	1,545,300
			15,865,000
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. 8.875% 7/15/15		8,900,000	8,410,500
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,142,108
6.3% 8/15/14		3,618,000	2,634,143
DASA Finance Corp. 8.75% 5/29/18 (g)		725,000	616,250
DaVita, Inc. 6.625% 3/15/13		1,725,000	1,681,875
HCA, Inc.:
6.5% 2/15/16		3,305,000	2,230,875
7.875% 2/1/11		325,000	320,125
8.75% 9/1/10		1,045,000	1,039,775
9.125% 11/15/14		2,070,000	1,945,800
9.25% 11/15/16		4,905,000	4,500,338
9.875% 2/15/17 (g)		540,000	518,400
10.375% 11/15/16 pay-in-kind (m)		10,700,000	8,610,714
HealthSouth Corp. 10.75% 6/15/16		5,770,000	5,784,425
Psychiatric Solutions, Inc. 7.75% 7/15/15		675,000	585,563
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	62,080
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	9,150
Viant Holdings, Inc. 10.125% 7/15/17 (g)		71,000	35,500
			40,127,621
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	5,953,175
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,709,520
6.45% 9/15/37		2,600,000	2,745,938
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co. 5.45% 5/1/18		$ 2,932,000	$ 2,991,074
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	2,957,164
Roche Holdings, Inc. 5% 3/1/14 (g)		5,943,000	6,010,477
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	942,174
			19,356,347
TOTAL HEALTH CARE			84,319,787
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		3,010,000	2,904,650
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (g)		2,640,000	2,633,778
6.4% 12/15/11 (g)		818,000	846,792
BE Aerospace, Inc. 8.5% 7/1/18		2,405,000	1,917,988
Bombardier, Inc.:
6.3% 5/1/14 (g)		1,575,000	1,055,250
6.75% 5/1/12 (g)		2,140,000	1,679,900
7.45% 5/1/34 (g)		425,000	248,625
8% 11/15/14 (g)		915,000	658,800
			11,945,783
Air Freight & Logistics - 0.0%
FedEx Corp. 8% 1/15/19		1,410,000	1,479,368
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,491,650
6.855% 10/15/10		74,580	73,462
6.977% 11/23/22		1,189,103	642,116
6.978% 10/1/12		412,864	381,899
7.024% 4/15/11		2,830,000	2,745,100
7.858% 4/1/13		5,433,000	4,699,545
8.608% 10/1/12		960,000	710,400
AMR Corp. 9% 8/1/12		485,000	276,450
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		382,027	294,160
7.73% 9/15/12		19,588	15,866
7.875% 7/2/18		1,534,241	905,202
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
pass-thru trust certificates:
9.558% 9/1/19		$ 245,028	$ 144,567
9.798% 4/1/21		780,022	423,162
6.648% 9/15/17		3,227,863	2,550,012
6.82% 5/1/18		221,731	168,516
6.9% 7/2/19		869,017	699,558
7.056% 3/15/11		1,759,000	1,706,230
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		377,545	273,720
7.57% 11/18/10		11,016,000	10,079,640
8.021% 8/10/22		960,115	528,063
8.954% 8/10/14		1,490,217	923,934
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,165,000	669,875
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,268,572	1,633,372
8.36% 7/20/20		1,544,452	1,189,228
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24		566,067	404,738
Class B, 7.336% 7/2/19		889,635	462,610
6.071% 9/1/14		362,349	351,478
6.201% 3/1/10		231,119	218,408
6.602% 9/1/13		654,586	618,584
7.032% 4/1/12		544,479	521,338
7.186% 10/1/12		1,353,386	1,295,867
			38,098,750
Building Products - 0.1%
Masco Corp. 2.3988% 3/12/10 (m)		3,759,949	3,373,219
Nortek, Inc. 10% 12/1/13		2,270,000	885,300
Owens Corning 6.5% 12/1/16		1,835,000	1,348,452
Ply Gem Industries, Inc. 11.75% 6/15/13		710,000	326,600
			5,933,571
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
6.875% 6/1/17		3,060,000	2,907,000
7.125% 5/15/16		2,040,000	1,968,600
7.25% 3/15/15		800,000	780,000
7.875% 4/15/13		120,000	119,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.:
4.67% 2/1/15 (m)		$ 4,985,000	$ 3,913,225
8.5% 2/1/15		3,370,000	3,066,700
Corrections Corp. of America 6.25% 3/15/13		1,280,000	1,225,600
Iron Mountain, Inc.:
6.625% 1/1/16		4,025,000	3,743,250
7.75% 1/15/15		2,545,000	2,525,913
8.625% 4/1/13		1,015,000	1,015,000
JohnsonDiversey, Inc. 9.625% 5/15/12		210,000	175,350
Rental Service Corp. 9.5% 12/1/14		3,405,000	1,872,750
United Rentals North America, Inc.:
7% 2/15/14		1,450,000	797,500
7.75% 11/15/13		300,000	171,000
US Investigations Services, Inc.:
10.5% 11/1/15 (g)		1,250,000	993,750
11.75% 5/1/16 (g)		950,000	660,250
Waste Management, Inc. 6.375% 3/11/15		1,735,000	1,718,252
			27,653,840
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		1,025,000	850,750
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,005,700
			4,856,450
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,588,485
5.45% 10/15/12		618,000	632,465
6% 10/15/17		2,929,000	2,949,711
6.55% 10/15/37		3,620,000	3,598,819
General Electric Co. 5.25% 12/6/17		17,730,000	16,318,266
Sequa Corp.:
11.75% 12/1/15 (g)		1,415,000	226,400
13.5% 12/1/15 pay-in-kind (g)		753,389	95,398
			26,409,544
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (g)		611,000	581,084
Case Corp. 7.25% 1/15/16		1,705,000	1,167,925
PACCAR, Inc. 6.875% 2/15/14		730,000	744,772
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		$ 705,000	$ 525,225
9.5% 8/1/14		425,000	358,063
11.75% 8/1/16		705,000	458,250
SPX Corp. 7.625% 12/15/14 (g)		730,000	689,850
Terex Corp. 8% 11/15/17		7,310,000	5,884,550
			10,409,719
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		1,820,000	1,092,000
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,099,738
7.75% 10/1/16		765,000	755,438
			2,855,176
Road & Rail - 0.1%
CSX Corp. 6.25% 4/1/15		2,470,000	2,298,678
Hertz Corp.:
8.875% 1/1/14		4,055,000	1,997,088
10.5% 1/1/16		1,490,000	543,850
Kansas City Southern Railway Co.:
8% 6/1/15		2,840,000	2,584,400
13% 12/15/13		925,000	971,250
			8,395,266
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (g)		300,000	168,000
Ashtead Holdings PLC 8.625% 8/1/15 (g)		275,000	154,000
Penhall International Corp. 12% 8/1/14 (g)		60,000	15,000
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind		2,515,000	1,886,250
			2,223,250
TOTAL INDUSTRIALS			141,352,717
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.95% 2/15/19		3,513,000	3,395,097
5.9% 2/15/39		562,000	523,320
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
L-3 Communications Corp.:
5.875% 1/15/15		$ 2,150,000	$ 1,983,375
6.125% 7/15/13		1,430,000	1,362,075
7.625% 6/15/12		1,135,000	1,137,838
Lucent Technologies, Inc.:
6.45% 3/15/29		2,700,000	918,000
6.5% 1/15/28		1,940,000	659,600
			9,979,305
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings:
6.375% 10/1/11		1,445,000	982,600
6.8% 10/1/16		3,015,000	1,688,400
			2,671,000
Electronic Equipment & Components - 0.2%
Celestica, Inc. 7.875% 7/1/11		1,450,000	1,370,250
Flextronics International Ltd.:
6.25% 11/15/14		240,000	197,400
6.5% 5/15/13		2,510,000	2,196,250
Jabil Circuit, Inc. 8.25% 3/15/18		2,360,000	1,793,600
Texas Competitive Electric Holdings Co. LLC:
10.25% 11/1/15		4,640,000	2,621,600
10.25% 11/1/15		4,690,000	2,649,850
11.25% 11/1/16 pay-in-kind		3,965,000	1,676,452
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	2,552,641
6% 10/1/12		3,877,000	3,417,176
6.55% 10/1/17		2,360,000	1,779,388
7.125% 10/1/37		1,895,000	1,236,472
			21,491,079
IT Services - 0.1%
Iron Mountain, Inc. 8% 6/15/20		1,205,000	1,132,700
SunGard Data Systems, Inc.:
9.125% 8/15/13		2,185,000	1,846,325
10.25% 8/15/15		990,000	668,250
			3,647,275
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		6,025,000	4,504,742
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.:
5.5% 5/15/12		$ 1,602,000	$ 1,484,974
7.625% 6/15/13		2,315,000	2,199,250
			8,188,966
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16		865,000	484,400
Avago Technologies Finance Ltd. 10.125% 12/1/13		1,020,000	859,350
National Semiconductor Corp.:
2.2463% 6/15/10 (m)		3,100,704	2,693,588
6.15% 6/15/12		1,484,000	1,163,772
			5,201,110
TOTAL INFORMATION TECHNOLOGY			51,178,735
MATERIALS - 1.3%
Chemicals - 0.2%
Airgas, Inc. 7.125% 10/1/18 (g)		1,265,000	1,163,800
Berry Plastics Corp. 5.8444% 2/15/15 (m)		1,975,000	1,501,000
Chemtura Corp. 6.875% 6/1/16		595,000	309,400
E.I. du Pont de Nemours & Co. 5% 1/15/13		472,000	482,126
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (g)		2,130,000	2,098,050
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	355,200
Lubrizol Corp. 8.875% 2/1/19		948,000	971,966
Momentive Performance Materials, Inc. 9.75% 12/1/14		5,500,000	2,145,000
Nalco Co.:
7.75% 11/15/11		2,105,000	2,078,688
8.875% 11/15/13		1,270,000	1,231,900
NOVA Chemicals Corp.:
5.72% 11/15/13 (m)		1,330,000	877,800
6.5% 1/15/12		4,110,000	3,257,175
Pliant Corp. 11.35% 6/15/09 (e)		60,320	12,667
PolyOne Corp. 8.875% 5/1/12		1,410,000	571,050
Westlake Chemical Corp. 6.625% 1/15/16		2,620,000	1,519,600
			18,575,422
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,308,551
Containers & Packaging - 0.2%
Ball Corp. 6.625% 3/15/18		995,000	960,175
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
BWAY Corp. 10% 10/15/10		$ 940,000	$ 878,900
Cascades, Inc. 7.25% 2/15/13		740,000	423,650
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		700,000	705,250
Crown Cork & Seal, Inc.:
7.375% 12/15/26		4,250,000	3,527,500
8% 4/15/23		335,000	299,825
Graphic Packaging International, Inc. 8.5% 8/15/11		1,005,000	886,913
Greif, Inc. 6.75% 2/1/17		4,050,000	3,543,750
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13		1,840,000	1,867,600
Owens-Illinois, Inc. 7.8% 5/15/18		985,000	945,600
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,592,448
6.4% 1/15/18		1,749,000	1,426,049
Rock-Tenn Co. 9.25% 3/15/16 (g)		2,215,000	2,192,850
Sealed Air Corp. 6.95% 5/15/09 (g)		649,000	651,717
Vitro SAB de CV 8.625% 2/1/12 (b)		3,925,000	981,250
			20,883,477
Metals & Mining - 0.7%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12		1,975,000	2,019,718
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)		2,002,000	2,061,217
Evraz Group SA:
8.875% 4/24/13 (g)		5,705,000	3,423,000
9.5% 4/24/18 (g)		715,000	364,650
FMG Finance Property Ltd.:
5.2612% 9/1/11 (g)(m)		1,490,000	1,236,700
10% 9/1/13 (g)		7,300,000	6,059,000
10.625% 9/1/16 (g)		1,484,000	1,246,560
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (m)		150,000	109,500
8.25% 4/1/15		7,785,000	6,889,725
8.375% 4/1/17		5,545,000	4,740,975
Novelis, Inc. 7.25% 2/15/15		1,100,000	363,000
Rio Tinto Finance Ltd.:
5.875% 7/15/13		3,264,000	2,966,956
6.5% 7/15/18		9,474,000	8,370,270
7.125% 7/15/28		8,900,000	7,308,324
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.:
6.75% 4/1/15		$ 3,735,000	$ 2,875,950
7.375% 11/1/12		2,000,000	1,720,000
7.75% 4/15/16 (g)		770,000	596,750
United States Steel Corp.:
5.65% 6/1/13		1,484,000	1,214,136
6.65% 6/1/37		3,395,000	2,244,322
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	4,819,047
Vedanta Resources PLC 6.625% 2/22/10 (g)		2,000,000	1,870,000
			62,499,800
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		1,210,000	847,000
Catalyst Paper Corp. 8.625% 6/15/11		1,685,000	775,100
Domtar Corp.:
5.375% 12/1/13		2,260,000	1,548,100
7.125% 8/15/15		2,910,000	1,935,150
Georgia-Pacific Corp.:
7% 1/15/15 (g)		6,505,000	5,984,600
8.125% 5/15/11		3,130,000	3,036,100
8.875% 5/15/31		1,510,000	1,162,700
International Paper Co.:
5.85% 10/30/12		149,000	132,686
7.4% 6/15/14		2,589,000	2,082,602
			17,504,038
TOTAL MATERIALS			120,771,288
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.2%
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	2,757,562
AT&T, Inc.:
5.8% 2/15/19		8,788,000	8,533,983
6.3% 1/15/38		40,171,000	36,086,895
6.7% 11/15/13		1,173,000	1,241,077
6.8% 5/15/36		11,484,000	11,089,961
Axtel SAB de CV 11% 12/15/13		150,000	127,875
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,064,255
British Telecommunications PLC 8.625% 12/15/10		2,717,000	2,831,239
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cincinnati Bell, Inc. 8.375% 1/15/14		$ 4,195,000	$ 3,817,450
Citizens Communications Co.:
6.25% 1/15/13		960,000	868,800
9% 8/15/31		2,500,000	1,825,000
Deutsche Telekom International Financial BV:
5.25% 7/22/13		2,448,000	2,455,829
6.75% 8/20/18		3,629,000	3,712,032
Embarq Corp. 6.738% 6/1/13		1,430,000	1,344,200
Global Village Telecom Finance LLC 12% 6/30/11		682,500	679,088
Indosat Finance Co. BV 7.75% 11/5/10		610,000	591,700
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	2,627,000
7.625% 4/15/12		6,930,000	5,613,300
11.25% 6/15/16		1,975,000	1,866,375
Level 3 Financing, Inc.:
5.485% 2/15/15 (m)		255,000	122,400
8.75% 2/15/17		1,745,000	999,013
9.25% 11/1/14		665,000	422,275
Qwest Capital Funding, Inc. 7.25% 2/15/11		1,525,000	1,448,750
Qwest Communications International, Inc.:
7.5% 2/15/14		370,000	313,575
7.5% 2/15/14		1,310,000	1,110,225
Qwest Corp.:
5.2463% 6/15/13 (m)		1,870,000	1,584,825
6.5% 6/1/17		1,925,000	1,578,500
7.5% 10/1/14		2,720,000	2,448,000
7.625% 6/15/15		2,670,000	2,382,975
8.875% 3/15/12		4,280,000	4,215,800
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,150,852
5.875% 2/1/12		2,733,000	2,824,012
5.875% 8/15/12		978,000	1,014,591
6.15% 9/15/34		350,000	310,859
6.45% 6/15/34		370,000	339,657
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,330,000	1,044,050
Sprint Capital Corp.:
6.875% 11/15/28		17,440,000	9,635,600
7.625% 1/30/11		2,685,000	2,329,238
8.375% 3/15/12		1,510,000	1,223,100
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.: - continued
8.75% 3/15/32		$ 165,000	$ 99,413
Telecom Italia Capital SA:
4% 1/15/10		4,890,000	4,805,031
4.95% 9/30/14		3,208,000	2,763,567
5.25% 10/1/15		4,726,000	3,986,636
6.999% 6/4/18		1,793,000	1,618,087
7.2% 7/18/36		8,860,000	7,181,863
Telefonica Emisiones SAU:
1.555% 2/4/13 (m)		2,403,000	2,064,549
6.421% 6/20/16		1,162,000	1,180,628
7.045% 6/20/36		4,999,000	5,096,141
Telefonos de Mexico SA de CV 4.75% 1/27/10		6,202,000	6,264,020
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,595,763
U.S. West Communications:
6.875% 9/15/33		1,540,000	1,031,800
7.5% 6/15/23		3,760,000	2,744,800
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	5,940,552
6.25% 4/1/37		2,348,000	2,160,944
6.4% 2/15/38		7,621,000	7,150,380
6.9% 4/15/38		6,295,000	6,259,144
Verizon Global Funding Corp.:
7.25% 12/1/10		2,741,000	2,894,507
7.75% 12/1/30		5,296,000	5,444,616
Verizon New England, Inc. 6.5% 9/15/11		891,000	916,246
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,710,729
			202,541,334
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV:
4.125% 3/1/09		1,215,000	1,215,000
5.625% 11/15/17		1,809,000	1,681,836
Cricket Communications, Inc.:
9.375% 11/1/14		2,290,000	2,089,625
10% 7/15/15 (g)		2,130,000	1,959,600
Crown Castle International Corp. 9% 1/15/15		2,315,000	2,257,125
Digicel Group Ltd.:
8.875% 1/15/15 (g)		10,810,000	7,891,300
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
9.125% 1/15/15 pay-in-kind (g)(m)		$ 2,575,000	$ 1,802,500
9.25% 9/1/12 (g)		4,765,000	4,288,500
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15		3,195,000	2,899,463
7.625% 5/15/16		1,415,000	1,358,400
8.375% 3/15/13		3,395,000	3,420,463
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		5,450,000	5,000,375
11.5% 6/15/16 (g)		5,765,000	5,347,038
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (g)		7,125,000	6,626,250
8.875% 1/15/15 (g)		550,000	510,125
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	3,836,700
9.25% 11/1/14 (g)		1,560,000	1,466,400
Millicom International Cellular SA 10% 12/1/13		1,810,000	1,764,750
Mobile Telesystems Finance SA 8% 1/28/12 (g)		5,079,000	4,190,175
Nextel Communications, Inc.:
5.95% 3/15/14		3,495,000	1,642,650
6.875% 10/31/13		8,140,000	3,866,500
7.375% 8/1/15		640,000	294,400
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)		3,800,000	2,280,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		2,820,000	1,240,800
Sprint Nextel Corp. 6% 12/1/16		6,080,000	3,952,000
Telecom Personal SA 9.25% 12/22/10 (g)		4,120,000	3,883,100
Verizon Wireless Capital LLC:
5.55% 2/1/14 (g)		2,374,000	2,360,202
8.5% 11/15/18 (g)		3,519,000	3,961,363
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		4,575,000	3,122,438
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		1,020,000	571,200
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,302,022
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
5.5% 6/15/11		$ 2,760,000	$ 2,798,902
7.75% 2/15/10		1,848,000	1,920,706
			93,801,908
TOTAL TELECOMMUNICATION SERVICES			296,343,242
UTILITIES - 3.1%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17		2,987,000	2,913,185
Cleveland Electric Illuminating Co.:
5.65% 12/15/13		4,113,000	3,916,411
8.875% 11/15/18		1,183,000	1,306,938
Commonwealth Edison Co.:
5.4% 12/15/11		3,665,000	3,727,232
5.8% 3/15/18		10,485,000	9,959,775
6.15% 9/15/17		5,140,000	4,999,591
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	4,751,881
6.05% 4/15/38		4,552,000	4,700,941
7% 11/15/18		626,000	714,856
Edison Mission Energy:
7% 5/15/17		2,095,000	1,770,275
7.2% 5/15/19		4,865,000	4,050,113
7.625% 5/15/27		2,615,000	1,935,100
EDP Finance BV:
5.375% 11/2/12 (g)		1,993,000	1,959,723
6% 2/2/18 (g)		9,619,000	8,932,502
Enel Finance International SA:
5.7% 1/15/13 (g)		834,000	825,810
6.25% 9/15/17 (g)		2,667,000	2,345,805
6.8% 9/15/37 (g)		16,141,000	12,946,858
Energy Future Holdings:
10.875% 11/1/17		4,420,000	2,629,900
12% 11/1/17 pay-in-kind (m)		7,005,000	2,804,335
Exelon Corp.:
4.9% 6/15/15		3,200,000	2,746,659
6.75% 5/1/11		665,000	665,077
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 6.45% 11/15/11		$ 1,973,000	$ 1,970,928
FPL Group Capital, Inc. 7.875% 12/15/15		1,547,000	1,748,407
Illinois Power Co. 6.125% 11/15/17		3,112,000	2,928,146
Intergen NV 9% 6/30/17 (g)		6,405,000	6,020,700
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)		4,440,000	4,084,800
Jersey Central Power & Light Co. 7.35% 2/1/19		1,763,000	1,769,830
Majapahit Holding BV 7.75% 10/17/16		840,000	571,200
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	1,036,150
8.5% 10/1/21		3,570,000	2,463,300
9.125% 5/1/31		2,460,000	1,722,000
National Power Corp. 6.875% 11/2/16 (g)		2,005,000	1,784,450
Nevada Power Co.:
6.5% 5/15/18		790,000	745,918
6.5% 8/1/18		1,570,000	1,481,075
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,729,856
Oncor Electric Delivery Co. LLC 5.95% 9/1/13 (g)		3,617,000	3,549,337
Orion Power Holdings, Inc. 12% 5/1/10		70,000	71,838
PacifiCorp 6% 1/15/39		1,205,000	1,190,870
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	700,130
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,180,334
6.125% 6/1/17		600,000	531,531
6.45% 8/15/12		3,730,000	3,641,748
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)		8,250,000	4,950,000
Progress Energy, Inc. 7.1% 3/1/11		3,385,000	3,476,984
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,509,635
Southern California Edison Co. 5.95% 2/1/38		3,750,000	3,841,485
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	12,664,575
West Penn Power Co. 5.95% 12/15/17 (g)		314,000	277,648
Wisconsin Electric Power Co. 6.25% 12/1/15		3,012,000	3,199,645
			153,445,487
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		1,365,000	853,125
8.75% 2/15/12		1,325,000	1,106,375
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,250,000	675,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Intergas Finance BV: - continued
6.875% 11/4/11 (Reg. S)		$ 3,395,000	$ 2,410,450
Southern Natural Gas Co. 5.9% 4/1/17 (g)		442,000	377,112
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,206,315
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		2,855,000	1,663,038
			10,291,415
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14		5,400,000	4,779,000
7.75% 10/15/15		3,210,000	2,808,750
8% 10/15/17		1,615,000	1,372,750
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,241,200
Constellation Energy Group, Inc. 7% 4/1/12		6,444,000	6,273,176
Duke Capital LLC 5.668% 8/15/14		2,055,000	1,896,740
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,411,446
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,820,000
NRG Energy, Inc.:
7.25% 2/1/14		6,090,000	5,755,050
7.375% 2/1/16		3,750,000	3,506,250
7.375% 1/15/17		4,070,000	3,764,750
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	5,972,049
Reliant Energy, Inc.:
6.75% 12/15/14		1,940,000	1,726,600
7.625% 6/15/14		4,570,000	3,290,400
7.875% 6/15/17		745,000	536,400
Tenaska Alabama Partners LP 7% 6/30/21 (g)		444,022	364,098
TXU Corp. 5.55% 11/15/14		3,140,000	1,570,000
			56,088,659
Multi-Utilities - 0.8%
Aquila, Inc. 11.875% 7/1/12 (m)		155,000	162,750
CenterPoint Energy, Inc. 5.95% 2/1/17		1,788,000	1,458,212
CMS Energy Corp.:
6.3% 2/1/12		1,865,000	1,753,100
6.55% 7/17/17		5,620,000	4,959,139
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	3,954,869
6.3% 9/30/66 (m)		3,991,000	2,354,690
7.5% 6/30/66 (m)		14,890,000	9,678,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co. 7.05% 6/1/11		$ 984,000	$ 993,192
KeySpan Corp. 7.625% 11/15/10		494,000	514,895
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		5,000,000	4,967,340
5.875% 10/1/12		2,921,000	3,009,758
6.5% 9/15/37		17,430,000	16,806,424
National Grid PLC 6.3% 8/1/16		1,477,000	1,410,279
NiSource Finance Corp.:
5.25% 9/15/17		2,268,000	1,670,677
5.4% 7/15/14		1,347,000	1,057,647
5.45% 9/15/20		2,539,000	1,738,606
6.4% 3/15/18		1,547,000	1,214,492
6.8% 1/15/19		10,000,000	7,841,830
7.875% 11/15/10		1,022,000	1,000,920
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		6,172,000	3,764,920
WPS Resources Corp. 6.11% 12/1/66 (m)		882,000	467,460
			70,779,700
TOTAL UTILITIES			290,605,261
TOTAL NONCONVERTIBLE BONDS			2,668,085,100
TOTAL CORPORATE BONDS (Cost $2,999,417,754)			2,676,091,011
U.S. Government and Government Agency Obligations - 9.5%

U.S. Government Agency Obligations - 1.3%
Fannie Mae:
4.375% 7/17/13 (j)		8,745,000	9,385,834
4.75% 11/19/12		24,650,000	26,932,861
5% 2/16/12		8,000,000	8,697,500
Federal Home Loan Bank 3.625% 5/29/13		15,625,000	16,291,563
Freddie Mac 5.25% 7/18/11 (f)		50,000,000	54,188,650
Tennessee Valley Authority 5.375% 4/1/56		385,000	417,578
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			115,913,986
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		$ 81,915,792	$ 78,002,411
2% 1/15/14 (j)		321,183,014	319,796,982
2% 7/15/14		72,520,500	72,230,366
2.625% 7/15/17		136,327,632	139,291,286
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			609,321,045
U.S. Treasury Obligations - 1.6%
U.S. Treasury Bonds 4.5% 5/15/38		20,000,000	22,706,240
U.S. Treasury Notes:
0.875% 1/31/11		22,879,000	22,829,810
1.25% 11/30/10		21,871,000	21,973,575
4.125% 8/31/12		35,285,000	38,314,535
4.5% 9/30/11 (j)		41,855,000	45,321,096
TOTAL U.S. TREASURY OBLIGATIONS			151,145,256
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $869,366,250)			876,380,287
U.S. Government Agency - Mortgage Securities - 16.2%

Fannie Mae - 14.4%
3.998% 10/1/33 (m)		1,408,190	1,409,113
4.32% 5/1/35 (m)		2,238,319	2,268,758
4.5% 4/1/20		2,109,339	2,168,437
4.98% 5/1/35 (m)		2,403,278	2,420,522
5% 8/1/18 to 9/1/38		65,675,694	67,222,494
5% 3/1/39 (h)		60,000,000	61,040,334
5% 3/12/39 (h)		124,000,000	126,150,024
5.291% 12/1/35 (m)		1,120,738	1,156,173
5.301% 2/1/36 (m)		1,966,096	2,030,537
5.5% 10/1/17 to 11/1/37		437,705,605	451,521,309
5.5% 3/12/39 (h)		192,000,000	196,690,675
5.593% 7/1/37 (m)		1,261,204	1,301,419
6% 6/1/22 to 3/1/38		279,636,957	290,581,477
6% 3/12/39 (h)(i)		11,000,000	11,362,962
6% 4/13/39 (h)		11,000,000	11,336,750
6.013% 4/1/36 (m)		980,834	1,019,500
6.243% 6/1/36 (m)		390,322	396,666
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
6.328% 4/1/36 (m)		$ 968,701	$ 1,008,207
6.5% 12/1/34 to 8/1/37		28,981,624	30,445,771
6.5% 3/12/39 (h)		18,000,000	18,818,779
6.5% 3/12/39 (h)		25,000,000	26,137,193
6.5% 3/12/39 (h)		25,000,000	26,137,193
TOTAL FANNIE MAE			1,332,624,293
Freddie Mac - 1.8%
4.397% 1/1/35 (m)		4,353,621	4,402,484
4.62% 2/1/35 (m)		4,501,907	4,564,792
4.722% 10/1/35 (m)		9,838,692	10,075,804
5% 4/1/38		4,755,058	4,842,149
5.5% 11/1/17		3,531,257	3,688,046
5.694% 10/1/35 (m)		705,217	734,968
5.86% 6/1/36 (m)		1,112,739	1,153,661
5.977% 6/1/36 (m)		1,009,972	1,047,889
6% 11/1/33 to 2/1/38		126,226,654	131,202,487
6.101% 6/1/36 (m)		1,081,085	1,124,948
TOTAL FREDDIE MAC			162,837,228
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,471,224,945)			1,495,461,521
Asset-Backed Securities - 2.4%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (m)		101,177	36,060
Series 2005-1 Class M1, 0.9438% 4/25/35 (m)		1,864,711	1,099,935
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (m)		834,320	6,424
Class M8, 1.3238% 7/25/36 (m)		413,416	2,191
Class M9, 2.1738% 7/25/36 (m)		273,171	956
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (m)		274	272
Class M2, 3.0988% 6/25/33 (m)		124,416	86,484
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (m)		296,980	262,992
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (m)		621,729	270,623
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (m)		262,278	214,819
Asset-Backed Securities - continued
		Principal Amount (c)	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (m)		$ 46,039	$ 41,924
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (m)		362,526	11,166
Class M4, 0.8738% 5/25/36 (m)		306,360	6,464
Class M5, 0.9138% 5/25/36 (m)		445,413	6,948
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (m)		170,200	6,961
Class M5, 0.8638% 4/25/36 (m)		161,690	5,546
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.6% 5/20/13 (m)		5,000,000	3,750,000
Series 2006-A6 Class A6, 0.5% 9/20/13 (m)		4,980,000	3,599,429
Series 2006-A7 Class A7, 0.49% 10/20/12 (m)		5,440,000	4,352,000
Series 2006-C1 Class C1, 0.95% 10/20/14 (m)		1,190,209	83,315
Series 2007-A1 Class A, 0.52% 1/20/15 (m)		3,650,000	2,715,892
Series 2007-A4 Class A4, 0.5% 4/22/13 (m)		4,362,056	3,227,921
Series 2007-B1 Class B, 0.72% 12/22/14 (m)		2,519,130	377,870
Series 2007-D1 Class D, 1.87% 1/22/13 (g)(m)		2,590,000	181,300
Airspeed Ltd. Series 2007-1A Class C1, 2.955% 6/15/32 (g)(m)		4,638,614	1,531,207
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (g)(m)		977,623	964,333
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (g)(m)		248,211	225,329
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10		565,295	561,409
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (g)		2,052,284	1,026,142
Ameriquest Mortgage Securities, Inc. Series 2006-M3:
Class A2A, 0.5238% 10/25/36 (m)		174,459	168,666
Class M7, 1.3238% 10/25/36 (m)		178,903	107
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (m)		162,311	102,721
Series 2004-R10 Class M1, 1.1738% 11/25/34 (m)		678,247	302,113
Series 2004-R11 Class M1, 1.1338% 11/25/34 (m)		583,709	286,459
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (m)		256,662	195,783
Class M3, 1.0238% 4/25/34 (m)		168,238	64,075
Series 2005-R1 Class M1, 0.9238% 3/25/35 (m)		942,227	549,222
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (m)		854,632	585,911
Series 2005-R2 Class M1, 0.9238% 4/25/35 (m)		2,064,696	1,188,757
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (m)		$ 180,534	$ 90,457
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (g)		160,000	74,720
Class G, 9.75% 12/24/37 (g)		210,000	90,216
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.8331% 3/23/19 (g)(m)		270,609	186,194
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (m)		756,685	2,043
Series 2006-M2 Class M7, 1.3738% 9/25/36 (m)		691,710	623
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (m)		47,932	9,699
Series 2004-W11 Class M2, 1.1738% 11/25/34 (m)		561,149	208,074
Series 2004-W5 Class M1, 1.0738% 4/25/34 (m)		679,098	399,723
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (m)		593,998	187,797
Class M2, 1.0738% 5/25/34 (m)		519,110	280,494
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (m)		1,552,054	546,129
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (m)		1,302,881	16,286
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (m)		1,434,123	694,727
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (m)		243,995	108,567
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (m)		536,470	279,306
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (m)		2,668,736	1,156,401
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (m)		236,238	93,496
Class M2, 1.5938% 6/25/34 (m)		415,982	260,422
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (m)		416,700	160,617
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (m)		411,884	5,066
Class M9, 2.6238% 11/25/36 (m)		1,100,343	5,612
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(g)(m)		3,404,000	0
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (m)		3,433,615	3,087,036
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (m)		324,665	197,369
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (m)		643,196	399,887
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (m)		109,148	79,610
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Bear Stearns Asset Backed Securities I Trust: - continued
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (m)		$ 968,438	$ 439,972
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (m)		1,526,312	505,621
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (m)		622,719	476,529
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (m)		2,297,111	2,053,732
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (m)		833,767	717,138
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.83% 6/15/10 (m)		630,370	620,914
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,430,929
Class D, 7.16% 1/15/13 (g)		160,000	112,000
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (m)		381,655	355,118
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (g)(m)		2,908,037	2,093,294
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (g)(m)		457,498	114,375
Class B, 1.22% 7/20/39 (g)(m)		263,810	36,933
Class C, 1.57% 7/20/39 (g)(m)		339,379	30,544
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		460,000	349,221
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 1.3925% 1/20/37 (g)(m)		247,632	61,908
Capmark VII Ltd. Series 2006-7A Class H, 2.005% 8/20/36 (g)(m)		500,000	7,500
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (m)		1,140,851	54,875
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (m)		425,500	8,510
Series 2006-NC3 Class M10, 2.4738% 8/25/36 (g)(m)		290,000	3,509
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (m)		186,369	5,051
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (m)		1,802,588	436,376
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (g)(m)		272,783	197,703
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (m)		530,684	478,368
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		341,165	170,583
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (g)(m)		381,669	259,093
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (m)		756,539	9,078
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (m)		765,389	29,391
Asset-Backed Securities - continued
		Principal Amount (c)	Value
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (g)(m)		$ 1,308,498	$ 1,288,430
Class B, 0.735% 7/15/12 (g)(m)		1,308,498	1,234,065
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (m)		604,083	514,250
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (g)		811,000	81
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (m)		51,836	28,291
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (m)		191,202	102,329
Class M1, 0.9738% 6/25/34 (m)		661,567	435,333
Class M4, 1.4438% 4/25/34 (m)		159,822	75,720
Series 2004-4:
Class A, 0.8438% 8/25/34 (m)		41,844	19,779
Class M2, 1.0038% 6/25/34 (m)		587,945	389,121
Series 2005-1:
Class M1, 0.8938% 8/25/35 (m)		512,642	369,619
Class MV2, 0.9138% 7/25/35 (m)		1,414,022	986,244
Series 2005-3 Class MV1, 0.8938% 8/25/35 (m)		2,479,133	2,161,043
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (m)		474,776	392,236
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (g)		152,473	139,128
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		500,000	225,000
Class B2, 2.8163% 12/28/35 (g)(m)		500,000	205,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		100,000	49,080
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (g)		235,000	152,602
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (m)		2,127,160	2,109,814
Series 2006-2 Class B1, 0.575% 1/17/12 (m)		2,908,037	2,606,191
Series 2007-1 Class B, 0.555% 8/15/12 (m)		2,908,037	2,272,265
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (m)		38,916	20,315
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (m)		290,872	72,347
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (m)		4,501,620	1,268,894
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (m)		22,699	11,949
Series 2005-FF9 Class A3, 0.7538% 10/25/35 (m)		8,186,743	6,315,837
Asset-Backed Securities - continued
		Principal Amount (c)	Value
First Franklin Mortgage Loan Trust: - continued
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (m)		$ 488,071	$ 446,946
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (g)		175,902	174,087
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (g)		1,175,000	587,500
Series 2006-C Class D, 6.89% 5/15/13 (g)		915,000	455,213
Series 2007-A Class D, 7.05% 12/15/13 (g)		970,000	485,000
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (m)		2,024,699	1,417,289
Series 2006-4 Class B, 1.005% 6/15/13 (m)		772,878	389,755
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (m)		72,096	20,547
Class M2, 1.2238% 2/25/34 (m)		123,225	78,809
Series 2004-A Class M1, 1.2988% 1/25/34 (m)		1,201,073	641,502
Series 2005-A:
Class M1, 0.9038% 1/25/35 (m)		104,466	96,281
Class M2, 0.9338% 1/25/35 (m)		1,755,783	641,795
Class M3, 0.9638% 1/25/35 (m)		948,695	405,415
Class M4, 1.1538% 1/25/35 (m)		363,547	178,157
Series 2006-A:
Class M4, 0.8738% 5/25/36 (m)		904,613	12,393
Class M5, 0.9738% 5/25/36 (m)		484,559	6,009
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (g)(m)		2,355,568	1,586,990
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (g)(m)		358,980	222,568
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (m)		889,976	622,983
Class C, 0.7013% 9/17/12 (m)		692,033	449,821
Series 2007-1 Class C, 0.7313% 3/15/13 (m)		4,746,708	3,132,827
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (g)		663,436	265,375
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (m)		622,574	303,212
Series 2003-FM1 Class M1, 1.7% 3/20/33 (m)		1,198,060	725,913
Series 2004-AR1:
Class B4, 5% 6/25/34 (g)(m)		421,734	35,446
Class M1, 1.1238% 6/25/34 (m)		2,193,367	833,770
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (m)		407,637	218,135
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (m)		1,048,555	603,482
Asset-Backed Securities - continued
		Principal Amount (c)	Value
GSAMP Trust: - continued
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (m)		$ 574,304	$ 186,424
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (m)		910,059	43,410
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (m)		15,860	7,480
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (m)		354,550	327,574
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (m)		431,287	5,477
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (g)(m)		659,999	296,999
Series 2006-3:
Class B, 0.8738% 9/25/46 (g)(m)		654,930	104,789
Class C, 1.0238% 9/25/46 (g)(m)		1,526,694	183,203
Class E, 2.1238% 9/25/46 (g)(m)		250,000	20,000
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (g)(m)		3,522,970	1,796,715
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (m)		402	83
Series 2003-3 Class M1, 1.7638% 8/25/33 (m)		1,000,143	456,048
Series 2003-4 Class M1, 1.6738% 10/25/33 (m)		296,141	131,148
Series 2003-5:
Class A2, 1.1738% 12/25/33 (m)		32,929	9,681
Class M1, 1.5238% 12/25/33 (m)		342,352	205,821
Series 2003-7 Class A2, 1.2338% 3/25/34 (m)		1,657	343
Series 2003-8 Class M1, 1.5538% 4/25/34 (m)		520,785	241,549
Series 2004-3 Class M2, 2.1738% 8/25/34 (m)		339,306	206,329
Series 2004-7 Class A3, 0.8638% 1/25/35 (m)		613	225
Series 2005-1 Class M1, 0.9038% 5/25/35 (m)		1,304,302	1,165,376
Series 2005-3 Class M1, 0.8838% 8/25/35 (m)		891,676	797,058
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (m)		399,213	352,692
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (m)		3,650,595	2,520,432
Series 2006-3N Class B, 6.5% 8/27/36 (g)		250,000	0
Series 2006-7 Class M4, 0.8538% 1/25/37 (m)		1,147,148	5,277
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (m)		282,530	171,842
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (m)		2,249,874	1,998,269
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (m)		772,678	408,766
Class M2, 0.8494% 1/20/35 (m)		579,586	284,054
Series 2005-3 Class A1, 0.6194% 1/20/35 (m)		406,408	217,447
Series 2006-2:
Class M1, 0.74% 3/20/36 (m)		636,997	333,145
Asset-Backed Securities - continued
		Principal Amount (c)	Value
HSBC Home Equity Loan Trust: - continued
Series 2006-2:
Class M2, 0.76% 3/20/36 (m)		$ 1,053,317	$ 517,160
Series 2006-3 Class A1V, 0.55% 3/20/36 (m)		695,540	663,417
Series 2007-2 Class A3V, 0.69% 7/21/36 (m)		690,000	304,900
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (m)		1,238,035	371,601
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (m)		1,243,141	528,335
Class MV1, 0.7038% 11/25/36 (m)		1,009,797	102,534
Kent Funding III Ltd. Series 2006-3A Class D, 4.2744% 10/29/47 (m)		275,998	2,760
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (m)		1,108,801	861,139
Series 2006-A Class 2A1, 1.4963% 9/27/21 (m)		753,081	733,161
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (g)(m)		268,796	2,688
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (g)		155,068	58,926
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (m)		2,122,500	955,445
Series 2004-2:
Class M1, 1.0038% 6/25/34 (m)		621,570	328,025
Class M2, 1.5538% 6/25/34 (m)		441,864	336,821
Series 2006-9 Class M4, 0.8438% 11/25/36 (m)		362,963	690
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.9038% 5/25/46 (g)(m)		250,000	25,025
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (m)		449,328	16,356
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (m)		211,323	63
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (m)		784,792	32,883
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (g)(m)		5,400,000	4,942,620
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (m)		596,048	382,686
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (m)		163,459	113,828
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (m)		2,601,167	1,844,161
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (m)		1,697,600	781,692
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (m)		43,535	25,207
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (m)		526,800	297,975
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (m)		406,779	235,583
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (m)		57,368	9,951
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (m)		$ 1,030,188	$ 495,317
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (m)		487,793	235,263
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (m)		441,329	150,518
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (m)		399,800	136,232
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (m)		510,600	245,991
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (m)		226,983	499
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (m)		653,412	617,433
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (m)		340,400	3,540
Class M6, 0.9238% 6/25/36 (m)		170,200	936
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (m)		113,179	91,348
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (m)		110,082	73,701
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (m)		59,802	47,589
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (m)		26,351	7,296
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (m)		102,607	83,879
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (m)		650,076	366,098
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (g)(m)		555,218	318,707
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (m)		34,465	6,178
Class M1, 1.5538% 8/25/32 (m)		62,886	28,679
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (m)		407,879	200,627
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (m)		340,400	4,221
Series 2007-2 Class A1, 0.5738% 4/25/37 (m)		1,061,392	806,109
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.9363% 8/28/38 (g)(m)		195,000	97,500
Class C1B, 7.696% 8/28/38 (g)		63,000	25,200
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (m)		1,257,070	1,180,458
Series 2006-4 Class A1, 0.5038% 3/25/25 (m)		1,024,183	913,741
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (m)		1,169,060	653,522
Series 2005-4 Class M2, 0.9838% 9/25/35 (m)		1,426,957	212,492
Series 2005-D Class M2, 0.9438% 2/25/36 (m)		297,339	20,100
Newcastle CDO VIII Series 2006-8A Class 10, 2.6384% 11/1/52 (g)(m)		250,000	5,000
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36		264,201	230,268
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (m)		971,842	5,540
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (m)		832,213	753,231
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (g)(m)		$ 566,426	$ 198,249
Series 2006-1A Class A, 1.87% 3/20/11 (g)(m)		1,176,252	470,501
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 1.1238% 11/25/34 (m)		343,974	216,422
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (m)		230,891	205,545
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (m)		322,390	289,145
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (m)		278,447	159,771
Class M3, 1.7238% 9/25/34 (m)		532,896	119,399
Class M4, 1.9238% 9/25/34 (m)		683,353	72,293
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (m)		400,651	66,468
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (m)		1,163,147	850,834
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (m)		1,608,220	944,100
Class M3, 1.2138% 2/25/35 (m)		199,304	80,254
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (m)		771,346	440,701
Class M3, 1.0338% 1/25/35 (m)		478,432	189,062
Class M4, 1.3038% 1/25/35 (m)		1,475,804	227,561
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (m)		1,883,145	73,661
Class M9, 2.3538% 5/25/35 (m)		591,445	17,049
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.5438% 9/25/36 (m)		515,745	492,801
Class M4, 0.8338% 9/25/36 (m)		1,705,404	10,574
Class M5, 0.8638% 9/25/36 (m)		850,149	3,741
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		347,209	208,326
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (g)(m)		3,632,919	1,562,155
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (m)		2,230,620	1,962,444
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.4238% 9/25/46 (g)(m)		250,000	12,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (m)		5,108	919
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (m)		1,890,071	898,831
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (g)(m)		$ 1,073,972	$ 805,586
SIRENS B.V. Series 2007-2 Class A1, 3.06% 4/13/10 (g)(m)		10,000,000	5,056,000
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (m)		1,272,415	572,587
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (g)(m)		1,729,572	1,470,136
Class C, 0.835% 8/15/11 (g)(m)		788,707	591,530
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (m)		234,320	152,288
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (m)		91,238	36,709
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (m)		137,271	60,657
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (m)		2,941	2
Series 2007-BC4 Class A3, 0.6394% 11/25/37 (m)		17,280,940	14,120,927
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (g)(m)		1,308,498	380,258
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (m)		1,905,779	1,443,853
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (m)		5,259,180	4,233,640
Class B, 0.7413% 9/15/11 (m)		3,933,152	1,573,261
Series 2007-AE1:
Class A, 0.555% 1/15/12 (m)		978,480	684,936
Class B, 0.755% 1/15/12 (m)		851,340	340,536
Class C, 1.055% 1/15/12 (m)		1,057,963	317,389
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 0.9113% 3/15/11 (g)(m)		14,070,000	12,663,000
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.555% 6/15/12 (m)		2,873,827	2,069,155
Class B, 0.675% 6/15/12 (m)		3,285,000	1,564,994
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (m)		28,819	5,958
Series 2003-6HE Class A1, 0.9438% 11/25/33 (m)		36,470	12,251
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (g)		225,000	157,500
Class IV, 6.84% 5/22/37 (g)		235,000	117,500
Series 2003-1A Class B2, 5.4802% 12/28/38 (g)		100,000	51,430
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (g)(m)		$ 2,830,256	$ 2,691,398
Series 2006-2:
Class B, 0.605% 10/17/11 (m)		3,424,935	2,996,818
Class C, 0.805% 10/17/11 (m)		3,217,801	2,600,782
Series 2007-1 Class C, 0.8313% 6/15/12 (m)		3,669,172	2,361,147
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (g)		1,390,000	403,100
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.9663% 9/25/26 (g)(m)		400,000	24,000
Series 2006-1A:
Class F, 2.6163% 9/25/26 (g)(m)		250,000	37,500
Class G, 2.8163% 9/25/26 (g)(m)		250,000	30,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)		887,552	89
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (m)		602,848	10,912
Class M7, 1.2738% 10/25/36 (m)		436,393	4,888
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (g)(m)		5,493,886	5,232,470
Series 2006-C2A Class C2, 0.955% 8/15/15 (g)(m)		7,001,177	3,041,873
Series 2006-C3A Class C3A, 0.835% 10/15/13 (g)(m)		4,900,058	3,954,268
Series 2007-A2 Class A2, 0.485% 5/15/14 (g)(m)		12,710,000	10,867,135
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)		4,170,000	3,732,150
Series 2007-C1 Class C1, 0.855% 5/15/14 (g)(m)		4,264,021	2,508,865
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (g)(q)		7,576	0
Series 2006-2 Class A2, 0.5738% 7/25/36 (m)		1,324,453	1,197,108
Series 2007-2 Class A1, 0.5638% 4/25/37 (m)		850,472	701,619
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12		18,076	18,008
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (g)(m)		1,789,540	214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 2.1006% 11/21/40 (g)(m)		305,000	27,450
TOTAL ASSET-BACKED SECURITIES (Cost $251,181,346)			222,142,960
Collateralized Mortgage Obligations - 2.9%
		Principal Amount (c)	Value
Private Sponsor - 2.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (m)		$ 168,114	$ 33,623
Series 2003-9 Class B5, 4.5164% 8/25/18 (g)		286,432	35,804
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (g)(m)		669,567	502,175
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (g)(m)		2,356,249	2,199,205
Class 2M, 1.4375% 2/17/52 (g)(m)		1,602,433	1,439,754
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (g)(m)		1,503,917	638,399
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.2046% 9/25/33 (m)		685,667	545,345
Series 2003-J Class 2A2, 5.2918% 11/25/33 (m)		552,429	448,304
Series 2003-K Class 1A1, 5.2035% 12/25/33 (m)		67,532	54,841
Series 2003-L Class 2A1, 5.3147% 1/25/34 (m)		1,118,510	868,995
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (m)		1,681,393	1,308,463
Series 2004-7 Class 15B4, 5.3053% 8/25/19 (g)(m)		73,243	2,197
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (m)		378,211	308,308
Class 2A2, 5.1951% 2/25/34 (m)		1,560,487	1,272,066
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (m)		75,146	57,231
Class 2A2, 4.0864% 3/25/34 (m)		611,568	456,661
Series 2004-C Class 1A1, 5.971% 4/25/34 (m)		133,233	105,005
Series 2004-D Class 2A1, 3.6163% 5/25/34 (m)		217,390	167,488
Series 2004-F Class 2A6, 4.1429% 7/25/34 (m)		904,000	883,506
Series 2004-J Class 2A1, 4.7597% 11/25/34 (m)		755,983	588,343
Series 2004-L Class 2A1, 4.3695% 1/25/35 (m)		877,302	669,768
Series 2005-H:
Class 1A1, 5.3329% 9/25/35 (m)		214,664	154,609
Class 2A2, 4.8028% 9/25/35 (m)		6,583,973	2,122,757
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(m)(o)		14,022,698	1,170,895
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9867% 8/25/33 (m)		1,828,826	1,245,973
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (m)		3,076,804	1,519,632
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (m)		570,408	316,502
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (m)		725,369	367,492
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (m)		2,496,746	1,872,060
Series 2007-A2 Class 2A1, 5.1795% 7/25/37 (m)		598,964	484,531
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.9419% 8/25/34 (m)		$ 2,199,680	$ 1,780,658
Class A4, 4.399% 8/25/34 (m)		2,024,048	1,619,631
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (m)		103,053	98,081
Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		89,973	16,195
Series 2003-35 Class B, 4.6391% 9/25/18 (m)		154,557	27,047
Series 2003-46 Class 4A1, 4.698% 1/19/34 (m)		20,623,895	16,015,061
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (m)		58,022	28,891
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (m)		126,189	59,142
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (m)		27,743	11,609
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (m)		463,666	220,788
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (m)		735,677	351,429
Class 5A2, 0.7938% 1/25/36 (m)		331,038	132,723
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (m)		115,428	51,191
Class 6M2, 0.9538% 6/25/35 (m)		1,475,123	360,328
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (m)		547,765	278,059
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (m)		173,619	85,622
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (m)		432,238	244,405
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (m)		16,011	9,338
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (m)		32,482	16,778
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (m)		158,048	79,180
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (m)		47,663	21,726
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (m)		29,819	17,765
Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (m)		1,624,058	1,143,398
Series 2003-17 Class B4, 5.389% 6/25/33 (g)(m)		375,900	65,783
Series 2004-3 Class DB4, 5.8394% 4/25/34 (m)		115,752	2,894
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 1.2038% 11/25/35 (m)		$ 19,309,031	$ 8,558,438
Class 2A3, 3.5533% 11/25/35 (m)		9,530,320	4,532,859
Series 2005-56 Class 4A1, 0.7838% 11/25/35 (m)		7,745,884	3,098,353
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (m)		3,434,976	1,784,587
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (g)(m)		250,000	238,546
Class G, 6.78% 3/18/11 (g)(m)		250,000	231,006
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (m)		710,284	578,019
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (m)		57,088	36,075
Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (m)		3,120,318	2,401,924
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (g)(m)		2,858,509	2,193,048
Class C2, 1.6125% 10/18/54 (g)(m)		958,226	479,113
Class M2, 1.3925% 10/18/54 (g)(m)		1,642,941	1,061,668
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (g)		284,999	14,250
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (g)		147,197	14,720
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (g)(m)		2,452,242	1,146,517
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (g)(m)		3,114,490	1,348,761
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (g)(m)		6,010,783	420,755
Series 2006-2 Class C1, 0.94% 12/20/54 (m)		5,352,960	535,296
Series 2006-3 Class C2, 0.97% 12/20/54 (m)		1,124,001	69,238
Series 2006-4:
Class B1, 0.56% 12/20/54 (m)		3,006,923	601,385
Class C1, 0.85% 12/20/54 (m)		1,838,671	128,707
Class M1, 0.64% 12/20/54 (m)		791,600	118,740
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (m)		1,857,563	185,756
Class 1M1, 0.62% 12/20/54 (m)		1,208,420	181,263
Class 2C1, 0.9% 12/20/54 (m)		847,766	84,777
Class 2M1, 0.72% 12/20/54 (m)		1,551,543	248,247
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (m)		2,149,796	214,980
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (m)		$ 430,470	$ 107,617
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.9133% 9/25/34 (m)		392,790	262,124
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (m)		772,837	531,487
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (m)		425,853	190,868
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (g)(m)		609,146	426,402
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (m)		1,955,826	1,114,220
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (m)		156,465	88,842
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (m)		262,302	155,103
Series 2005-1:
Class M4, 1.2238% 4/25/35 (m)		31,031	5,163
Class M5, 1.2438% 4/25/35 (m)		31,031	3,799
Class M6, 1.2938% 4/25/35 (m)		49,633	7,114
Series 2005-3 Class A1, 0.7138% 8/25/35 (m)		621,126	315,313
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (m)		193,911	6,639
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (m)		168,137	13,294
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9482% 8/25/36 (m)		2,600,000	1,550,999
Series 2004-A1 Class 2A1, 4.4964% 2/25/34 (m)		1,727,128	1,420,307
Series 2004-A3 Class 4A1, 4.2896% 7/25/34 (m)		4,644,386	3,826,625
Series 2004-A5 Class 2A1, 4.6116% 12/25/34 (m)		2,929,582	2,384,169
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (m)		5,609,575	4,813,740
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (g)		88,184	87,664
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (g)(m)		496,258	253,505
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.7138% 4/25/36 (m)		20,586,877	8,183,899
Series 2006-5 Class A1A, 0.6638% 7/25/36 (m)		16,806,595	7,040,200
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (m)		74,337	46,046
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (m)		4,656,446	2,249,824
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (m)		$ 9,285,298	$ 3,899,825
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (g)(m)		207,984	114,391
Class C, 0.645% 6/15/22 (g)(m)		1,273,607	636,804
Class D, 0.655% 6/15/22 (g)(m)		490,006	220,503
Class E, 0.665% 6/15/22 (g)(m)		783,771	313,508
Class F, 0.695% 6/15/22 (g)(m)		1,413,171	494,610
Class G, 0.765% 6/15/22 (g)(m)		293,765	88,130
Class H, 0.785% 6/15/22 (g)(m)		588,211	147,053
Class J, 0.825% 6/15/22 (g)(m)		686,246	137,249
Class TM, 0.955% 6/15/22 (g)(m)		8,861,703	5,449,947
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (m)		222,368	129,341
Series 2003-B Class A1, 0.8138% 4/25/28 (m)		236,625	138,055
Series 2003-D Class A, 0.7838% 8/25/28 (m)		200,731	128,719
Series 2003-E Class A2, 2.0813% 10/25/28 (m)		334,767	199,756
Series 2003-F Class A2, 3.805% 10/25/28 (m)		268,889	161,084
Series 2004-A Class A2, 3.715% 4/25/29 (m)		309,158	191,359
Series 2004-B Class A2, 2.8388% 6/25/29 (m)		235,926	139,555
Series 2004-C Class A2, 2.15% 7/25/29 (m)		272,792	161,914
Series 2004-D Class A2, 3.4625% 9/25/29 (m)		231,914	137,294
Series 2004-E:
Class A2B, 3.825% 11/25/29 (m)		548,970	350,607
Class A2D, 4.015% 11/25/29 (m)		79,613	46,645
Series 2004-G Class A2, 3.48% 11/25/29 (m)		265,401	160,095
Series 2005-A Class A2, 3.3525% 2/25/30 (m)		256,534	154,361
Series 2005-B Class A2, 2.7988% 7/25/30 (m)		783,850	488,560
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (m)		1,629,665	7,659
Series 2004-A4 Class A1, 4.2286% 8/25/34 (m)		3,097,401	2,369,107
Series 2005-A2:
Class A2, 4.4861% 2/25/35 (m)		1,920,050	1,510,920
Class A7, 4.4861% 2/25/35 (m)		2,934,000	1,897,522
Series 2006-A6 Class A4, 5.3897% 10/25/33 (m)		2,645,682	2,156,188
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		90,000	56,133
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (m)		282,580	184,095
Class A2, 0.9238% 12/25/34 (m)		382,252	265,692
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
MortgageIT Trust floater: - continued
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (m)		$ 322,450	$ 213,152
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (m)		3,256,826	1,593,505
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (m)		2,444,072	115,116
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (m)		2,052,272	1,389,912
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (m)		522,174	386,409
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (m)		4,330,310	3,452,388
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7988% 7/10/35 (g)(m)		1,364,013	663,592
Series 2003-CB1:
Class B3, 1.8988% 6/10/35 (g)(m)		1,051,728	562,675
Class B4, 2.0988% 6/10/35 (g)(m)		25,769	13,279
Class B5, 2.6988% 6/10/35 (g)(m)		19,327	9,625
Class B6, 3.1988% 6/10/35 (g)(m)		9,663	4,740
Series 2004-A:
Class B4, 1.6488% 2/10/36 (g)(m)		801,714	277,714
Class B5, 2.1488% 2/10/36 (g)(m)		534,424	171,390
Series 2004-B:
Class B4, 1.5488% 2/10/36 (g)(m)		347,729	95,799
Class B5, 1.9988% 2/10/36 (g)(m)		269,291	66,811
Class B6, 2.4488% 2/10/36 (g)(m)		93,939	19,323
Series 2004-C:
Class B4, 1.3988% 9/10/36 (g)(m)		447,045	131,118
Class B5, 1.7988% 9/10/36 (g)(m)		501,280	134,493
Class B6, 2.1988% 9/10/36 (g)(m)		111,008	24,322
Residential Accredit Loans, Inc. floater:
Series 2005-QO5 Class A1, 3.053% 1/25/46 (m)		18,179,862	7,271,945
Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (m)		1,727,752	1,331,959
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31		244,829	216,286
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (m)		250,109	183,437
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (m)		1,666,536	1,353,838
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (g)(m)		274,253	205,733
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.8113% 2/15/39 (g)(m)		$ 493,213	$ 15,092
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (g)(m)		62,089	60,511
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (m)		449,317	273,868
Series 2004-1 Class A, 1.8888% 2/20/34 (m)		160,452	102,755
Series 2004-10 Class A4, 4.5188% 11/20/34 (m)		232,293	143,694
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (m)		700,618	430,664
Series 2004-3 Class A, 3.885% 5/20/34 (m)		219,934	134,340
Series 2004-4 Class A, 4.4388% 5/20/34 (m)		840,481	523,025
Series 2004-5 Class A3, 2.9113% 6/20/34 (m)		329,436	201,470
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (m)		252,865	162,175
Class A3B, 2.3038% 7/20/34 (m)		48,308	29,687
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (m)		254,970	152,736
Class A3B, 2.1388% 7/20/34 (m)		31,415	18,420
Series 2004-8 Class A2, 2.15% 9/20/34 (m)		633,214	410,145
Series 2005-1 Class A2, 1.8388% 2/20/35 (m)		424,534	262,968
Series 2005-2 Class A2, 2.03% 3/20/35 (m)		530,367	318,888
Series 2005-3 Class A1, 0.67% 5/20/35 (m)		257,601	138,376
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (m)		525,918	6,890
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.6638% 7/25/46 (m)		33,149,163	11,551,734
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (g)(m)		94,289	39,962
Series 2003-15A Class 4A, 5.4533% 4/25/33 (m)		1,522,738	1,234,565
Series 2003-20 Class 1A1, 5.5% 7/25/33		986,077	844,845
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (m)		3,273,627	1,668,966
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (m)		151,596	145,084
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (m)		61,442	59,389
Series 2003-AR10 Class A7, 4.669% 10/25/33 (m)		7,514,841	4,718,267
Series 2003-AR8 Class A, 4.2743% 8/25/33 (m)		1,538,523	1,238,901
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (m)		434,000	429,769
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2005-AR3 Class A2, 4.6384% 3/25/35 (m)		$ 4,418,573	$ 3,554,631
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (g)		281,036	35,129
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (m)		1,565,869	1,247,420
Series 2004-H Class A1, 4.5322% 6/25/34 (m)		3,948,143	3,212,681
Series 2004-W:
Class A1, 4.5429% 11/25/34 (m)		1,467,787	1,171,251
Class A9, 4.5429% 11/25/34 (m)		3,483,000	2,190,783
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (m)		3,544,959	2,765,093
Series 2005-AR12:
Class 2A5, 4.313% 7/25/35 (m)		9,260,000	6,044,267
Class 2A6, 4.313% 7/25/35 (m)		1,525,312	1,165,355
Series 2005-AR2 Class 1A2, 4.6413% 3/25/35 (m)		5,056,021	2,055,045
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (m)		2,847,646	2,191,787
TOTAL PRIVATE SPONSOR			203,545,523
U.S. Government Agency - 0.7%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		3,983,879	4,147,664
Series 2002-9 Class PC, 6% 3/25/17		602,367	631,770
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	50,478,353
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,715,530
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,758,692
TOTAL U.S. GOVERNMENT AGENCY			66,732,009
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $295,569,894)			270,277,532
Commercial Mortgage Securities - 2.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.934% 2/14/29 (g)(m)		750,000	654,414
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,076,120
Class B5, 7.525% 4/14/29		129,000	18,496
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Asset Securitization Corp.: - continued
Series 1997-D5 Class A7, 7.6581% 2/14/43 (m)		$ 795,000	$ 471,088
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.2006% 2/10/51 (g)(m)		125,000	22,500
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42		656,131	609,058
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	3,132,009
Series 2004-1 Class F, 5.279% 11/10/39 (g)		185,000	40,700
Series 2004-5 Class G, 5.2128% 11/10/41 (g)(m)		135,000	32,560
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (g)(m)		615,784	277,103
Class G, 0.9913% 3/15/22 (g)(m)		399,119	151,665
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (g)(m)		1,584,902	713,206
Class G, 0.785% 10/15/19 (g)(m)		1,079,579	377,853
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (g)(m)		105,413	60,612
Series 2004-1:
Class A, 0.8338% 4/25/34 (g)(m)		1,375,770	1,031,828
Class B, 2.3738% 4/25/34 (g)(m)		152,869	57,326
Class M1, 1.0338% 4/25/34 (g)(m)		123,900	77,438
Class M2, 1.6738% 4/25/34 (g)(m)		111,568	58,573
Series 2004-2:
Class A, 0.9038% 8/25/34 (g)(m)		1,037,546	830,037
Class M1, 1.0538% 8/25/34 (g)(m)		236,218	147,636
Series 2004-3:
Class A1, 0.8438% 1/25/35 (g)(m)		2,094,757	1,518,699
Class A2, 0.8938% 1/25/35 (g)(m)		301,604	211,123
Class M1, 0.9738% 1/25/35 (g)(m)		362,437	235,584
Class M2, 1.4738% 1/25/35 (g)(m)		234,533	128,993
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (g)(m)		1,533,772	1,073,641
Class M1, 0.9038% 8/25/35 (g)(m)		113,802	45,521
Class M2, 0.9538% 8/25/35 (g)(m)		187,697	75,079
Class M3, 0.9738% 8/25/35 (g)(m)		103,848	36,347
Class M4, 1.0838% 8/25/35 (g)(m)		95,329	28,599
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (g)(m)		835,995	543,397
Class A2, 0.8738% 11/25/35 (g)(m)		541,981	352,288
Class M1, 0.9138% 11/25/35 (g)(m)		98,877	37,573
Class M2, 0.9638% 11/25/35 (g)(m)		125,535	47,703
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A:
Class M3, 0.9838% 11/25/35 (g)(m)		$ 112,351	$ 39,323
Class M4, 1.0738% 11/25/35 (g)(m)		139,979	48,993
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (g)(m)		1,965,431	1,130,123
Class B1, 1.8738% 1/25/36 (g)(m)		169,847	59,446
Class M1, 0.9238% 1/25/36 (g)(m)		634,010	364,556
Class M2, 0.9438% 1/25/36 (g)(m)		190,203	104,612
Class M3, 0.9738% 1/25/36 (g)(m)		277,777	138,888
Class M4, 1.0838% 1/25/36 (g)(m)		153,626	72,972
Class M5, 1.1238% 1/25/36 (g)(m)		153,626	69,132
Class M6, 1.1738% 1/25/36 (g)(m)		163,168	68,530
Series 2006-1:
Class A2, 0.8338% 4/25/36 (g)(m)		305,761	201,191
Class M1, 0.8538% 4/25/36 (g)(m)		109,358	54,679
Class M2, 0.8738% 4/25/36 (g)(m)		115,544	51,995
Class M3, 0.8938% 4/25/36 (g)(m)		99,417	41,755
Class M4, 0.9938% 4/25/36 (g)(m)		56,336	30,568
Class M5, 1.0338% 4/25/36 (g)(m)		54,679	20,778
Class M6, 1.1138% 4/25/36 (g)(m)		109,027	56,476
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (g)(m)		3,000,565	2,400,452
Class A2, 0.7538% 7/25/36 (g)(m)		270,892	216,714
Class B1, 1.3438% 7/25/36 (g)(m)		101,425	20,285
Class B3, 3.1738% 7/25/36 (g)(m)		153,239	30,648
Class M1, 0.7838% 7/25/36 (g)(m)		284,222	142,111
Class M2, 0.8038% 7/25/36 (g)(m)		200,532	96,255
Class M3, 0.8238% 7/25/36 (g)(m)		166,337	74,852
Class M4, 0.8938% 7/25/36 (g)(m)		112,321	44,929
Class M5, 0.9438% 7/25/36 (g)(m)		138,054	48,319
Class M6, 1.0138% 7/25/36 (g)(m)		205,980	72,093
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (g)(m)		175,670	54,282
Class B2, 1.8238% 10/25/36 (g)(m)		126,704	37,238
Class B3, 3.0738% 10/25/36 (g)(m)		206,190	45,774
Class M4, 0.9038% 10/25/36 (g)(m)		194,147	84,551
Class M5, 0.9538% 10/25/36 (g)(m)		232,423	92,969
Class M6, 1.0338% 10/25/36 (g)(m)		454,946	170,605
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (g)(m)		837,549	569,701
Class A2, 0.7438% 12/25/36 (g)(m)		3,774,737	2,618,912
Class B1, 1.1738% 12/25/36 (g)(m)		131,768	26,354
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class B2, 1.7238% 12/25/36 (g)(m)		$ 136,357	$ 62,806
Class B3, 2.9238% 12/25/36 (g)(m)		229,126	100,838
Class M1, 0.7638% 12/25/36 (g)(m)		272,715	175,083
Class M2, 0.7838% 12/25/36 (g)(m)		183,427	115,559
Class M3, 0.8138% 12/25/36 (g)(m)		185,786	78,030
Class M4, 0.8738% 12/25/36 (g)(m)		222,630	89,052
Class M5, 0.9138% 12/25/36 (g)(m)		204,142	81,657
Class M6, 0.9938% 12/25/36 (g)(m)		183,427	101,949
Series 2007-1:
Class A2, 0.7438% 3/25/37 (g)(m)		709,889	408,186
Class B1, 1.1438% 3/25/37 (g)(m)		231,817	81,136
Class B2, 1.6238% 3/25/37 (g)(m)		167,666	53,234
Class B3, 3.8238% 3/25/37 (g)(m)		452,058	132,227
Class M1, 0.7438% 3/25/37 (g)(m)		202,261	109,727
Class M2, 0.7638% 3/25/37 (g)(m)		151,730	78,520
Class M3, 0.7938% 3/25/37 (g)(m)		135,113	67,556
Class M4, 0.8438% 3/25/37 (g)(m)		112,367	53,936
Class M5, 0.8938% 3/25/37 (g)(m)		169,028	76,062
Class M6, 0.9738% 3/25/37 (g)(m)		236,176	94,470
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (g)(m)		629,103	380,608
Class A2, 0.7938% 7/25/37 (g)(m)		589,218	363,842
Class B1, 2.0738% 7/25/37 (g)(m)		184,621	58,617
Class B2, 2.7238% 7/25/37 (g)(m)		159,995	49,599
Class B3, 3.8238% 7/25/37 (g)(m)		179,938	53,981
Class M1, 0.8438% 7/25/37 (g)(m)		210,003	113,927
Class M2, 0.8838% 7/25/37 (g)(m)		117,844	60,984
Class M3, 0.9638% 7/25/37 (g)(m)		119,354	58,782
Class M4, 1.1238% 7/25/37 (g)(m)		229,795	95,939
Class M5, 1.2238% 7/25/37 (g)(m)		203,205	79,758
Class M6, 1.4738% 7/25/37 (g)(m)		257,896	94,777
Series 2007-3:
Class A2, 0.7638% 7/25/37 (g)(m)		1,043,924	775,426
Class B1, 1.4238% 7/25/37 (g)(m)		168,947	80,436
Class B2, 2.0738% 7/25/37 (g)(m)		416,784	198,472
Class B3, 4.4738% 7/25/37 (g)(m)		226,552	103,942
Class M1, 0.7838% 7/25/37 (g)(m)		150,351	87,279
Class M2, 0.8138% 7/25/37 (g)(m)		160,462	90,051
Class M3, 0.8438% 7/25/37 (g)(m)		247,916	130,825
Class M4, 0.9738% 7/25/37 (g)(m)		389,863	204,015
Class M5, 1.0738% 7/25/37 (g)(m)		206,946	106,267
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M6, 1.2738% 7/25/37 (g)(m)		$ 157,573	$ 79,984
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (g)(m)		230,481	73,178
Class B2, 3.9238% 9/25/37 (g)(m)		819,058	239,574
Class M1, 1.4238% 9/25/37 (g)(m)		220,581	110,290
Class M2, 1.5238% 9/25/37 (g)(m)		220,581	99,261
Class M4, 2.0738% 9/25/37 (g)(m)		550,988	220,395
Class M5, 2.2238% 9/25/37 (g)(m)		550,988	206,621
Class M6, 2.4238% 9/25/37 (g)(m)		551,762	193,117
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (g)(m)		805,386	459,635
Class H, 1.1113% 3/15/19 (g)(m)		541,917	243,863
Class J, 1.3113% 3/15/19 (g)(m)		407,118	162,847
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (g)(m)		417,330	259,207
Class E, 0.755% 3/15/22 (g)(m)		2,167,157	1,270,796
Class F, 0.805% 3/15/22 (g)(m)		1,328,922	744,421
Class G, 0.855% 3/15/22 (g)(m)		341,549	185,624
Class H, 1.005% 3/15/22 (g)(m)		417,330	187,799
Class J, 1.155% 3/15/22 (g)(m)		417,330	166,932
Series 1999-C1:
Class G, 5.64% 2/14/31 (g)		60,000	40,947
Class I, 5.64% 2/14/31 (g)		170,000	20,400
Series 2007-BBA8:
Class K, 1.655% 3/15/22 (g)(m)		105,000	42,000
Class L, 2.355% 3/15/22 (g)(m)		214,000	64,200
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (g)(m)		1,094,709	475,343
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (g)		490,744	78,421
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (g)(m)		444,222	137,709
Class H, 0.825% 11/15/36 (g)(m)		355,548	106,664
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	6,639,720
Series 2006-FL2 Class CNP3, 1.655% 8/16/21 (g)(m)		5,182,308	1,554,692
Series 2007-C6 Class A1, 5.622% 12/10/49 (m)		9,305,662	7,960,671
Series 2007-FL3A Class A2, 0.595% 4/15/22 (g)(m)		6,878,000	3,095,100
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.3623% 1/15/46 (m)		$ 10,435,000	$ 7,501,790
Series 2007-CD4 Class A2A, 5.237% 12/11/49		10,000,000	8,015,190
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (m)	CAD	138,000	50,405
Class G, 5.01% 5/15/44 (m)	CAD	30,000	9,745
Class H, 5.01% 5/15/44 (m)	CAD	20,000	6,022
Class J, 5.01% 5/15/44 (m)	CAD	20,000	5,435
Class K, 5.01% 5/15/44 (m)	CAD	10,000	2,349
Class L, 5.01% 5/15/44 (m)	CAD	36,000	7,712
Class M, 5.01% 5/15/44 (m)	CAD	165,000	32,114
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (g)(m)		950,056	449,471
Class E, 0.825% 4/15/17 (g)(m)		302,445	141,575
Class F, 0.865% 4/15/17 (g)(m)		171,562	76,002
Class G, 1.005% 4/15/17 (g)(m)		171,562	74,321
Class H, 1.075% 4/15/17 (g)(m)		171,562	70,058
Class J, 1.305% 4/15/17 (g)(m)		131,565	59,400
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (g)(m)		388,816	129,917
Class G, 0.9613% 11/15/17 (g)(m)		269,508	84,015
Series 2001-J2A Class F, 7.031% 7/16/34 (g)(m)		190,000	85,222
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (g)		500,000	365,659
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (g)		550,000	367,811
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		10,150,000	7,549,361
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (m)		500,000	471,727
Series 1998-C1 Class H, 6% 5/17/40 (g)		130,000	25,049
Series 2001-SPGA Class C, 6.809% 8/13/18 (g)		190,000	138,534
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	54,000
Class J, 4.231% 5/15/38 (g)		300,000	57,000
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (g)(m)		1,864,711	559,413
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1: - continued
Class C:
0.7313% 2/15/22 (g)(m)		$ 665,993	$ 166,498
Class F, 0.7813% 2/15/22 (g)(m)		1,331,815	292,999
Class L, 2.355% 2/15/22 (g)(m)		100,000	9,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		500,000	245,625
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	132,000
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1354% 6/10/31 (g)(m)		365,000	332,233
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0047% 4/29/39 (g)(m)		77,710	77,710
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (g)		50,000	37,168
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (g)(m)		361,000	224,778
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		600,000	459,668
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2000-1 Class A2, 6.496% 1/15/33		468,047	439,238
Series 2001-3 Class C, 6.51% 6/10/38		287,000	262,541
Series 2002-1A Class H, 7.1524% 12/10/35 (g)(m)		55,000	43,127
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		3,478,259	3,494,767
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (g)		85,000	82,875
Global Signal Trust III Series 2006-1:
Class D, 6.052% 2/15/36 (g)		80,000	72,000
Class E, 6.495% 2/15/36 (g)		40,000	36,000
Class F, 7.036% 2/15/36		200,000	180,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		489,765	68,500
Series 1997-C2:
Class F, 6.75% 4/15/29 (m)		1,100,000	945,332
Class G, 6.75% 4/15/29 (m)		500,000	169,297
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		500,000	375,000
Series 1999-C2I Class K, 6.481% 9/15/33 (p)		285,000	13,448
Series 1999-C3:
Class J, 6.974% 8/15/36 (g)		226,000	202,783
Class K, 6.974% 8/15/36 (g)		427,000	110,165
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2000-C1:
Class G, 7% 3/15/33 (g)		$ 120,000	$ 97,283
Class H, 7% 3/15/33 (g)		100,000	73,579
Class K, 7% 3/15/33		90,000	39,623
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		86,000	51,900
Series 2003-C2 Class J, 5.234% 11/5/13 (g)(m)		250,000	76,660
Series 2006-GG7 Class A4, 5.9139% 7/10/38 (m)		9,540,000	6,643,316
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class F, 0.885% 6/6/20 (g)(m)		835,001	475,951
Class J, 2.195% 6/6/20 (g)(m)		250,000	50,000
Series 2007-EOP Class L, 1.745% 3/1/20 (g)(m)		400,000	220,000
Series 1997-GL Class G, 7.7695% 7/13/30 (m)		863,273	804,905
Series 1998-GLII Class G, 7.751% 4/13/31 (g)(m)		600,000	480,000
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (g)(m)		350,000	157,500
Series 2006-RR2:
Class M, 5.691% 6/1/46 (g)(m)		100,000	5,000
Class N, 5.691% 6/1/46 (g)(m)		100,000	5,000
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45		12,655,000	9,666,490
Class A4, 5.7992% 8/10/45 (m)		10,000,000	5,783,535
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (g)		180,000	104,725
Series 2002-CIB4:
Class E, 6.7222% 5/12/34 (g)(m)		190,000	123,500
Class F, 7.1142% 5/12/34 (g)(m)		78,000	39,000
Series 2003-C1 Class CM1, 5.5061% 1/12/37 (g)(m)		212,147	161,996
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.5913% 11/15/18 (g)(m)		10,000,000	6,000,000
Class D, 0.6913% 11/15/18 (g)(m)		230,842	108,496
Class E, 0.7413% 11/15/18 (g)(m)		327,119	147,204
Class F, 0.7913% 11/15/18 (g)(m)		490,623	215,874
Class G, 0.8213% 11/15/18 (g)(m)		426,401	179,088
Class H, 0.9613% 11/15/18 (g)(m)		327,119	130,848
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		$ 65,000	$ 19,500
Series 2004-LN2 Class D, 5.2057% 7/15/41 (m)		420,000	75,600
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	8,715,074
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,550,000	1,390,778
Series 1999-C7 Class F, 6% 10/15/35 (g)		13,415	13,213
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		385,000	281,050
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)		8,375,000	6,961,042
Series 2006-C7 Class A1, 5.279% 11/15/38		827,572	807,330
Series 2007-C1 Class A3, 5.398% 2/15/40		10,000,000	6,236,715
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	7,786,532
Series 2002-C1 Class J, 6.95% 3/15/34 (g)(m)		86,000	45,125
Series 2004-C2:
Class G, 4.595% 3/15/36 (g)(m)		165,000	54,450
Class K, 5.237% 3/15/36 (g)(m)		500,000	50,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (g)(m)		1,143,094	469,879
Class G, 0.815% 9/15/21 (g)(m)		2,258,211	826,242
Class H, 0.855% 9/15/21 (g)(m)		582,579	201,480
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (g)		180,000	126,000
Class I11, 7.72% 2/26/28 (g)		100,000	65,000
Class I12, 7.72% 2/26/28 (g)		100,000	59,000
Class I9, 7.72% 2/26/28 (g)		153,200	114,900
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (m)		620,000	530,905
Series 1998-C3 Class E, 6.9968% 12/15/30 (m)		155,000	85,250
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (g)		395,000	266,625
Class H, 6.778% 2/3/16 (g)		315,000	196,875
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (g)(m)		100,000	9,441
Series 2006-KEY2 Class L, 5.091% 8/12/39 (g)		300,000	27,827
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A2, 5.112% 12/12/49 (m)		1,075,000	864,111
Series 2007-5 Class A3, 5.364% 8/12/48		10,675,000	6,235,695
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-2 Class A4, 5.9093% 6/12/46 (m)		$ 15,250,000	$ 10,525,494
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (g)(m)		822,747	82,275
Series 2007-XCLA Class A1, 0.662% 7/17/17 (g)(m)		2,740,526	1,507,289
Series 2007-XLCA Class B, 0.9613% 7/17/17 (g)(m)		1,559,959	140,396
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (g)(m)		667,354	166,839
Class E, 0.712% 10/15/20 (g)(m)		834,661	166,932
Class F, 0.762% 10/15/20 (g)(m)		500,899	90,162
Class G, 0.802% 10/15/20 (g)(m)		619,188	92,878
Class H, 0.892% 10/15/20 (g)(m)		389,758	38,976
Class J, 1.042% 10/15/20 (g)(m)		444,903	35,592
Class MHRO, 1.152% 10/15/20 (g)(m)		180,844	19,893
Class MJPM, 1.462% 10/15/20 (g)(m)		61,191	5,507
Class MSTR, 1.162% 10/15/20 (g)(m)		111,481	15,607
Class NHRO, 1.352% 10/15/20 (g)(m)		264,120	23,771
Class NSTR, 1.312% 10/15/20 (g)(m)		103,822	11,420
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		329,801	308,609
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	6,211,022
Series 2007-T25 Class A2, 5.507% 11/12/49		1,555,000	1,035,249
Series 2004-IQ7 Class E, 5.4037% 6/15/38 (g)(m)		120,000	42,000
Series 2005-HQ7:
Class E, 5.2077% 11/14/42 (m)		75,000	17,393
Class F, 5.2077% 11/14/42 (m)		150,000	32,786
Series 2007-HQ12 Class A2, 5.6322% 4/12/49 (m)		12,880,000	9,891,123
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (g)(m)		2,129,197	170,336
Class D, 1.1613% 7/17/17 (g)(m)		1,001,859	70,130
Class E, 1.2613% 7/17/17 (g)(m)		814,134	48,848
Morgan Stanley Dean Witter Capital I Trust Series 2003-TOP9 Class E, 5.7121% 11/13/36 (g)(m)		70,000	21,284
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (g)		160,000	57,600
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		427,115	341,692
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (g)		280,000	256,113
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (g)	CAD	$ 107,000	$ 50,663
Class G, 4.456% 9/12/38 (g)	CAD	54,000	24,096
Class H, 4.456% 9/12/38 (g)	CAD	36,000	15,153
Class J, 4.456% 9/12/38 (g)	CAD	36,000	14,272
Class K, 4.456% 9/12/38 (g)	CAD	18,000	6,360
Class L, 4.456% 9/12/38 (g)	CAD	26,000	8,638
Class M, 4.456% 9/12/38 (g)	CAD	130,000	22,639
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	60,236
Class G, 4.57% 4/12/23	CAD	42,000	18,928
Class H, 4.57% 4/12/23	CAD	42,000	17,858
Class J, 4.57% 4/12/23	CAD	42,000	16,865
Class K, 4.57% 4/12/23	CAD	21,000	7,971
Class L, 4.57% 4/12/23	CAD	63,000	22,623
Class M, 4.57% 4/12/23	CAD	185,000	33,879
Salomon Brothers Mortgage Securities VII, Inc.:
Series 1999-C1 Class G, 6.9925% 5/18/32 (g)(m)		420,000	371,864
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	94,063
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (g)(m)		165,000	139,852
Class F6, 6.5% 2/18/34 (g)(m)		37,000	30,727
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (g)(m)		175,697	144,071
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		170,000	95,200
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 1.0363% 9/15/09 (g)(m)		110,000	28,600
Class G, 1.0363% 9/15/09 (g)(m)		200,000	44,000
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (g)(m)		1,276,330	701,982
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (g)(m)		1,393,598	571,375
Class F, 0.795% 8/11/18 (g)(m)		1,877,987	563,396
Class G, 0.815% 8/11/18 (g)(m)		1,779,101	444,775
Class J, 0.9331% 8/11/18 (g)(m)		395,545	142,396
Class X1A, 0.0239% 9/15/21 (g)(m)(o)		2,831,343	22
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (g)(m)		93,408	23,352
Class AP2, 1.255% 6/15/20 (g)(m)		152,974	30,595
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class F, 0.935% 6/15/20 (g)(m)		$ 2,970,501	$ 950,560
Class LXR2, 1.255% 6/15/20 (g)(m)		2,025,126	303,769
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43		8,045,000	4,842,913
Series 2007-C32 Class A2, 5.7357% 6/15/49 (m)		13,285,000	9,541,791
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	5,264,456
Series 2007-C30 Class B, 5.463% 12/15/43 (m)		10,505,000	1,260,600
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $299,162,240)			220,399,713
Municipal Securities - 0.4%

Connecticut Gen. Oblig. Series 2007 B, 5% 5/1/15		10,000,000	11,412,300
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13		3,300,000	3,721,179
Series A, 5% 1/1/12		11,025,000	12,113,939
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 D, 5% 9/15/12		10,195,000	11,320,834
TOTAL MUNICIPAL SECURITIES (Cost $37,128,611)			38,568,252
Foreign Government and Government Agency Obligations - 1.3%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,876,300	1,133,818
par 1.33% 12/31/38 (e)		2,960,000	569,800
1.683% 8/3/12 (m)		6,485,000	3,487,939
7% 3/28/11		26,730,000	12,188,137
7% 9/12/13		17,465,000	5,397,655
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (g)		470,000	427,700
Brazilian Federative Republic:
6% 1/17/17		440,000	426,800
7.125% 1/20/37		825,000	808,500
8.25% 1/20/34		410,000	444,850
8.75% 2/4/25		905,000	1,024,913
12.25% 3/6/30		1,095,000	1,653,450
12.75% 1/15/20		405,000	583,200
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Central Bank of Nigeria promissory note 5.092% 1/5/10		$ 278,369	$ 223,801
Chilean Republic 7.125% 1/11/12		3,045,000	3,323,009
Colombian Republic 7.375% 9/18/37		1,830,000	1,674,450
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		1,135,000	737,750
Dominican Republic:
3.38% 8/30/24 (m)		1,100,000	759,000
9.04% 1/23/18 (g)		2,628,609	2,050,315
9.5% 9/27/11 (Reg. S)		2,664,476	2,464,640
Ecuador Republic:
5% 2/28/25 (b)		218,000	133,089
10% 8/15/30 (Reg. S) (b)		5,500,000	1,650,000
El Salvador Republic:
7.65% 6/15/35		1,265,000	901,313
7.75% 1/24/23 (Reg. S)		870,000	806,925
8.5% 7/25/11 (Reg. S)		650,000	656,500
Gabonese Republic 8.2% 12/12/17 (g)		5,155,000	3,453,850
Georgia Republic 7.5% 4/15/13		635,000	400,050
Ghana Republic 8.5% 10/4/17 (g)		2,330,000	1,491,200
Indonesian Republic:
6.625% 2/17/37 (g)		1,475,000	885,000
6.75% 3/10/14 (Reg. S)		890,000	774,300
6.875% 3/9/17 (g)		950,000	731,500
6.875% 1/17/18 (g)		1,030,000	776,105
7.25% 4/20/15 (g)		785,000	679,025
7.5% 1/15/16 (g)		485,000	417,100
7.75% 1/17/38 (g)		1,720,000	1,169,600
8.5% 10/12/35 (g)		650,000	487,500
8.5% 10/12/35 (Reg. S)		1,360,000	1,020,000
10.375% 5/4/14 (g)		745,000	744,106
11.625% 3/4/19 (g)		1,110,000	1,108,668
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		1,800,000	801,000
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		3,495,000	3,512,475
9% 5/2/14		610,000	620,675
Philippine Republic:
9.5% 2/2/30		550,000	628,375
10.625% 3/16/25		395,000	484,863
Republic of Fiji 6.875% 9/13/11		1,265,000	936,100
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	667,500
Republic of Serbia 3.75% 11/1/24 (e)(g)		5,430,000	3,801,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Russian Federation:
7.5% 3/31/30 (Reg. S)		$ 17,568,460	$ 15,438,284
12.75% 6/24/28 (Reg. S)		1,080,000	1,344,600
Turkish Republic:
6.75% 4/3/18		1,520,000	1,330,000
6.875% 3/17/36		3,285,000	2,488,388
7% 9/26/16		965,000	899,863
7.25% 3/5/38		1,350,000	1,053,000
7.375% 2/5/25		4,890,000	4,095,375
Ukraine Government:
(Reg. S) 5.1513% 8/5/09 (m)		5,610,000	4,151,400
6.385% 6/26/12 (g)		1,465,000	571,350
6.75% 11/14/17 (g)		5,360,000	1,956,400
United Mexican States:
7.5% 4/8/33		425,000	421,813
8.3% 8/15/31		420,000	449,946
Uruguay Republic 8% 11/18/22		2,106,902	1,948,884
Venezuelan Republic:
2.1225% 4/20/11 (Reg. S) (m)		5,905,000	4,030,163
5.375% 8/7/10 (Reg. S)		980,000	833,000
7% 3/31/38		630,000	255,150
8.5% 10/8/14		2,415,000	1,376,550
9% 5/7/23 (Reg. S)		4,350,000	2,153,250
9.25% 9/15/27		2,990,000	1,629,550
9.375% 1/13/34		1,160,000	574,200
10.75% 9/19/13		6,480,000	4,438,800
13.625% 8/15/18		2,688,000	1,774,080
Vietnamese Socialist Republic:
4% 3/12/28 (e)		90,000	56,700
6.875% 1/15/16 (g)		2,290,000	1,992,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $167,827,200)			124,380,592
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13		242,000	212,876
6.875% 3/15/12		393,000	376,372
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $592,472)			589,248
Common Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands Corp. unit	43,900	$ 1,668,200
TOTAL COMMON STOCKS (Cost $4,390,000)		1,668,200
Convertible Preferred Stocks - 0.0%

UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	900,886
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,326,273)		900,886
Floating Rate Loans - 0.7%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.3571% 12/27/14 (m)	$ 1,543,938	694,772
Tranche C, term loan 2.4047% 12/27/15 (m)	1,195,310	537,890
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.23% 4/30/14 (m)	2,470,000	1,716,650
		2,949,312
Automobiles - 0.0%
Ford Motor Co. term loan 5% 12/15/13 (m)	3,144,020	990,366
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
term loan 2.16% 5/23/14 (m)	307,469	132,212
Tranche B, term loan 2.16% 5/23/14 (m)	1,458,058	626,965
Venetian Macau Ltd. Tranche B, term loan:
2.73% 5/26/12 (m)	227,001	129,391
2.73% 5/26/13 (m)	392,999	224,009
		1,112,577
Media - 0.2%
AMC Entertainment, Inc. term loan 1.9769% 1/26/13 (m)	155,000	134,850
Charter Communications Operating LLC Tranche B 1LN, term loan 3.2114% 3/6/14 (m)	4,074,962	3,219,220
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc. Tranche B, term loan 2.2063% 3/31/13 (m)	$ 2,162,272	$ 1,962,261
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.7563% 12/12/14 (m)	2,553,077	765,923
Newsday LLC term loan 9.75% 8/1/13 (m)	2,505,000	2,260,763
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (m)	723,122	376,023
Univision Communications, Inc. Tranche 1LN, term loan 2.7288% 9/29/14 (m)	870,000	391,500
VNU, Inc. term loan 2.4475% 8/9/13 (m)	1,695,666	1,318,380
Zuffa LLC term loan 2.5625% 6/19/15 (m)	4,986,892	3,740,169
		14,169,089
Multiline Retail - 0.1%
Dollar General Corp. Tranche B1, term loan 3.5796% 7/6/14 (m)	4,373,670	3,783,224
Specialty Retail - 0.0%
Michaels Stores, Inc. term loan 2.7699% 10/31/13 (m)	2,568,431	1,412,637
Toys 'R' US, Inc. term loan 3.4125% 12/8/09 (m)	74,953	34,104
		1,446,741
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 4.9094% 3/5/14 (m)	165,000	136,125
Tranche B 1LN, term loan 2.9751% 9/5/13 (m)	531,895	505,300
Levi Strauss & Co. term loan 2.705% 4/4/14 (m)	790,000	442,400
		1,083,825
TOTAL CONSUMER DISCRETIONARY		25,535,134
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Tempus Public Foundation Generation Holdings LLC:
revolver loan 3.4588% 12/15/11 (m)	46,634	40,572
Credit-Linked Deposit 3.4588% 12/15/13 (m)	148,764	129,425
Tranche 1LN, term loan 2.4788% 12/15/13 (m)	442,716	385,163
Tranche 2LN, term loan 5.7088% 12/15/14 (m)	325,000	214,500
		769,660
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (m)	335,976	184,787
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche B, term loan 3.4375% 10/10/13 (m)	$ 1,247,910	$ 686,351
Tranche DD, term loan 3.8759% 10/10/13 (m)	842,866	463,576
Tishman Speyer Properties term loan 2.22% 12/27/12 (m)	98,000	34,300
		1,369,014
TOTAL FINANCIALS		2,138,674
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 3.4379% 7/25/14 (m)	2,926,561	2,487,577
Tranche DD, term loan 2.7288% 7/25/14 (m)	149,708	127,251
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (m)	5,906,884	4,976,550
		7,591,378
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 3.7088% 4/10/14 (m)	4,693,372	2,933,357
TOTAL HEALTH CARE		10,524,735
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.695% 4/30/14 (m)	3,110,614	1,508,648
Northwest Airlines, Inc. term loan 2.45% 12/31/10 (m)	595,000	520,625
United Air Lines, Inc. Tranche B, term loan 2.5% 2/1/14 (m)	2,755,757	1,432,993
US Airways Group, Inc. term loan 2.9788% 3/23/14 (m)	885,000	402,675
		3,864,941
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (m)	120,664	104,375
term loan 3.3338% 1/26/14 (m)	1,899,336	1,642,925
		1,747,300
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (m)	$ 1,705,000	$ 682,000
TOTAL INDUSTRIALS		6,294,241
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B-A, term loan 3.6811% 10/1/14 (m)	2,471,294	1,606,341
Tranche B-A1, term loan 3.3444% 10/1/14 (m)	625,799	406,769
Tranche B-B, term loan 3.685% 10/1/12 (m)	3,110,000	2,348,050
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 3.9515% 10/10/14 (m)	1,524,561	929,982
		5,291,142
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 3.7088% 6/11/14 (m)	3,345,626	2,275,026
TOTAL INFORMATION TECHNOLOGY		7,566,168
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Anchor Glass Container Corp. term loan 6.8255% 6/20/14 (m)	3,993,300	3,354,372
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. Tranche B1, term loan 4.1217% 12/20/12 (m)	1,084,869	932,987
TOTAL MATERIALS		4,287,359
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Insight Midwest Holdings LLC Tranche B, term loan 2.42% 4/6/14 (m)	1,530,000	1,369,350
Intelsat Ltd. Tranche B, term loan 3.925% 7/3/13 (m)	975,038	882,409
Wind Telecomunicazioni SpA term loan 8.3925% 12/21/11 pay-in-kind (m)	750,000	506,931
		2,758,690
Floating Rate Loans - continued
	Principal Amount (c)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (m)	$ 1,335,000	$ 984,563
TOTAL TELECOMMUNICATION SERVICES		3,743,253
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc.:
term loan 2.6717% 2/1/13 (m)	531,734	493,183
2.8588% 2/1/13 (m)	261,687	242,714
		735,897
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4788% 3/30/12 (m)	408,969	245,381
term loan 4.4588% 3/30/14 (m)	1,280,726	768,436
		1,013,817
TOTAL UTILITIES		1,749,714
TOTAL FLOATING RATE LOANS (Cost $71,875,888)		61,839,278
Bank Notes - 0.0%

National City Bank, Cleveland 2.3025% 3/1/13 (m) (Cost $778,215)	978,000	762,840
Fixed-Income Funds - 35.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (n)	2,163,163	153,433,117
Fidelity Commercial Mortgage-Backed Securities Central Fund (n)	6,525,612	443,741,635
Fidelity Corporate Bond 1-10 Year Central Fund (n)	8,533,077	757,139,917
Fidelity Floating Rate Central Fund (n)	6,073,718	422,609,268
Fidelity Mortgage Backed Securities Central Fund (n)	14,694,559	1,469,015,036
TOTAL FIXED-INCOME FUNDS (Cost $3,660,014,627)		3,245,938,973
Preferred Securities - 0.1%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,215,000	$ 3,773,084
Net Servicos de Comunicacao SA 9.25% (g)	2,293,000	1,834,996
		5,608,080
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	5,458,000	4,330,089
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (m)	1,052,000	332,016
MUFG Capital Finance 1 Ltd. 6.346% (m)	4,628,000	2,896,971
		3,228,987
TOTAL PREFERRED SECURITIES (Cost $15,251,024)		13,167,156
Cash Equivalents - 4.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.26%, dated 2/27/09:
due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 3,857,083	3,857,000
due 3/2/09 (Collateralized by U.S. Government Obligations) #	367,733,931	367,726,000
0.28%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (a)	55,401,293	55,400,000
TOTAL CASH EQUIVALENTS (Cost $426,983,000)		426,983,000
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $10,572,089,738)		9,675,551,449
NET OTHER ASSETS - (4.5)%		(418,320,655)
NET ASSETS - 100%		$ 9,257,230,794
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (k)

	Nov. 2034	$ 134,000	$ (124,107)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (k)	May 2033	134,000	(112,590)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (k)	Oct. 2036	574,456	(554,506)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (Rating-Caa2) (k)	August 2035	5,325,000	(4,993,341)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (k)	Sept. 2034	39,167	(35,979)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	4,000,000	(3,860,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	4,600,000	(4,439,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)

	Sept. 2037	$ 2,800,000	$ (2,702,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	August 2037	7,200,000	(6,948,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	August 2037	2,600,000	(2,509,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (k)	August 2034	32,348	(19,020)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (k)	Oct. 2034	40,098	(23,758)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (k)	March 2034	20,540	(1,370)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-Ba2) (k)	Feb. 2034	787	(744)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (k)

	April 2032	$ 11,800	$ (9,589)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (k)	August 2035	1,200,000	(1,126,830)
TOTAL CREDIT DEFAULT SWAPS		$ 28,712,196	$ (27,459,834)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	44,021
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	139,097
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2014	1,135,000	127,246
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	14,263,503
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	6,056,583
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	10,658,840
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,847,843
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	$ 75,000,000	$ 6,780,300
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	10,961,540
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,723,985
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,840,088
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	719,352
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	2,859,185
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	2,190,680
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	6,236,100
TOTAL INTEREST RATE SWAPS		$ 1,049,929,000	$ 75,448,363
		$ 1,078,641,196	$ 47,988,529
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $578,950,887 or 6.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,275,044.

(k) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(l) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,448 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
(q) Non-income producing.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$367,726,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 144,185,382
UBS Securities LLC	223,540,618
$ 367,726,000
$3,857,000 due 3/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 1,903,202
Banc of America Securities LLC	710,153
Barclays Capital, Inc.	1,012,341
Deutsche Bank Securities, Inc.	231,304
$ 3,857,000
$55,400,000 due 3/02/09 at 0.28%
J.P. Morgan Securities, Inc.	$ 55,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,148,681
Fidelity Commercial Mortgage-Backed Securities Central Fund	16,728,383
Fidelity Corporate Bond 1-10 Year Central Fund	49,076,863
Fidelity Floating Rate Central Fund	13,246,939
Fidelity Mortgage Backed Securities Central Fund	49,319,522
Fidelity Ultra-Short Central Fund	4,266,390
Total	$ 136,786,778
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,991,380	$ 4,148,681	$ 103,667,579	$ 153,433,117	18.9%
Fidelity Commercial Mortgage- Backed Securities Central Fund	658,434,817	16,728,421	85,925,600	443,741,635	19.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,816,743,999	49,222,593	979,363,232*	757,139,917	31.0%
Fidelity Floating Rate Central Fund	408,626,297	114,270,456	-	422,609,268	18.7%
Fidelity Mortgage Backed Securities Central Fund	2,138,641,000	49,319,530	751,057,367	1,469,015,036	20.0%
Fidelity Ultra-Short Central Fund	599,904,422	-	504,919,712*	-	0.0%
Total	$ 5,906,341,915	$ 233,689,681	$ 2,424,933,490	$ 3,245,938,973
* Includes the value of shares redeemed through in-kind contributions. See note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,675,551,449	$ 3,245,938,973	$ 6,372,358,604	$ 57,253,872
Other Financial Instruments*	$ 47,985,215	$ -	$ 75,313,439	$ (27,328,224)
* Other financial instruments include Short Positions and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 3,663,788	$ (3,526,344)
Total Realized Gain (Loss)	459,919	-*
Total Unrealized Gain (Loss)	(9,452,378)	255,404
Cost of Purchases	51,526,317	-
Proceeds of Sales	(2,349,204)	-
Amortization/Accretion	(5,241,721)	-
Transfer in/out of Level 3	18,647,151	(24,057,284)
Ending Balance	$ 57,253,872	$ (27,328,224)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(454,331).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including securities loaned of $54,313,500 and repurchase agreements of $426,983,000) - See accompanying schedule: Unaffiliated issuers (cost $6,912,075,111)	$ 6,429,612,476
Fidelity Central Funds (cost $3,660,014,627)	3,245,938,973
Total Investments (cost $10,572,089,738)		$ 9,675,551,449
Commitment to sell securities on a delayed delivery basis	(11,362,962)
Receivable for securities sold on a delayed delivery basis	11,359,648	(3,314)
Receivable for investments sold, regular delivery		26,814,914
Cash		483,032
Receivable for swap agreements		28,038
Receivable for fund shares sold		18,844,112
Interest receivable		71,029,233
Distributions receivable from Fidelity Central Funds		18,918,127
Other receivables		53,232
Unrealized appreciation on swap agreements		75,448,363
Total assets		9,887,167,186

Liabilities
Payable for investments purchased Regular delivery	$ 49,148,024
Delayed delivery	476,624,359
Payable for swap agreements	5,733,103
Payable for fund shares redeemed	11,057,712
Distributions payable	749,729
Accrued management fee	2,544,235
Distribution fees payable	58,298
Unrealized depreciation on swap agreements	27,459,834
Other affiliated payables	1,098,889
Other payables and accrued expenses	62,409
Collateral on securities loaned, at value	55,399,800
Total liabilities		629,936,392

Net Assets		$ 9,257,230,794
Net Assets consist of:
Paid in capital		$ 10,479,081,461
Distributions in excess of net investment income		(11,651,931)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(364,180,652)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(846,018,084)
Net Assets		$ 9,257,230,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,342,543 ÷ 8,398,034 shares)	$ 9.21

Maximum offering price per share (100/96.00 of $9.21)	$ 9.59
Class T: Net Asset Value and redemption price per share ($38,397,583 ÷ 4,173,224 shares)	$ 9.20

Maximum offering price per share (100/96.00 of $9.20)	$ 9.58
Class B: Net Asset Value and offering price per share ($7,838,631 ÷ 850,923 shares)A	$ 9.21

Class C: Net Asset Value and offering price per share ($35,295,274 ÷ 3,832,584 shares)A	$ 9.21

Total Bond: Net Asset Value, offering price and redemption price per share ($8,309,360,362 ÷ 902,342,447 shares)	$ 9.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($788,996,401 ÷ 85,778,138 shares)	$ 9.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2009

Investment Income
Dividends		$ 935,431
Interest		123,947,157
Income from Fidelity Central Funds		136,786,778
Total income		261,669,366

Expenses
Management fee	$ 15,537,049
Transfer agent fees	5,273,141
Distribution fees	328,690
Fund wide operations fee	1,442,345
Independent trustees' compensation	18,917
Miscellaneous	66,166
Total expenses before reductions	22,666,308
Expense reductions	(87,328)	22,578,980
Net investment income		239,090,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,318,578)
Fidelity Central Funds	(377,263,753)
Foreign currency transactions	(1,292)
Swap agreements	27,653,118
Total net realized gain (loss)		(375,930,505)
Change in net unrealized appreciation (depreciation) on: Investment securities	(502,800,054)
Assets and liabilities in foreign currencies	(246)
Swap agreements	37,283,306
Delayed delivery commitments	55,628
Total change in net unrealized appreciation (depreciation)		(465,461,366)
Net gain (loss)		(841,391,871)
Net increase (decrease) in net assets resulting from operations		$ (602,301,485)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 239,090,386	$ 518,414,707
Net realized gain (loss)	(375,930,505)	95,293,460
Change in net unrealized appreciation (depreciation)	(465,461,366)	(332,114,221)
Net increase (decrease) in net assets resulting from operations	(602,301,485)	281,593,946
Distributions to shareholders from net investment income	(259,556,185)	(501,867,517)
Distributions to shareholders from net realized gain	(71,517,925)	(24,508,784)
Total distributions	(331,074,110)	(526,376,301)
Share transactions - net increase (decrease)	(891,375,773)	4,412,741,476
Total increase (decrease) in net assets	(1,824,751,368)	4,167,959,121

Net Assets
Beginning of period	11,081,982,162	6,914,023,041
End of period (including distributions in excess of net investment income of $11,651,931 and undistributed net investment income of $8,813,868, respectively)	$ 9,257,230,794	$ 11,081,982,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 I

2006 L

2005 L

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.214	.488	.508	.043	.476	.387	.046
Net realized and unrealized gain (loss)	(.772)	(.189)	(.141)	.105	(.294) H	.183	.145
Total from investment operations	(.558)	.299	.367	.148	.182	.570	.191
Distributions from net investment income	(.234)	(.474)	(.470)	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.302)	(.499)	(.487)	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 9.21	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	(5.50)%	2.93%	3.57%	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, K
Expenses before reductions	.82% A	.80%	.77%	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.82% A	.80%	.77%	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.81% A	.80%	.77%	.73% A	.79%	.80%	.80% A
Net investment income	4.62% A	4.77%	4.93%	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,343	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	105% A	122%	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 I

2006 L

2005 L

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.211	.489	.508	.042	.466	.377	.045
Net realized and unrealized gain (loss)	(.771)	(.191)	(.143)	.105	(.296) H	.173	.144
Total from investment operations	(.560)	.298	.365	.147	.170	.550	.189
Distributions from net investment income	(.232)	(.473)	(.468)	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.300)	(.498)	(.485)	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 9.20	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total ReturnB, C, D	(5.54)%	2.92%	3.55%	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net AssetsF, K
Expenses before reductions	.87% A	.81%	.78%	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.87% A	.81%	.78%	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.87% A	.80%	.78%	.87% A	.90%	.90%	.90% A
Net investment income	4.57% A	4.76%	4.92%	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,398	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	105% A	122%	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 I

2006 L

2005 L

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.181	.413	.432	.037	.399	.309	.036
Net realized and unrealized gain (loss)	(.773)	(.190)	(.145)	.104	(.296)H	.182	.145
Total from investment operations	(.592)	.223	.287	.141	.103	.491	.181
Distributions from net investment income	(.200)	(.398)	(.390)	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.268)	(.423)	(.407)	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 9.21	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total ReturnB, C, D	(5.85)%	2.17%	2.77%	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net AssetsF, K
Expenses before reductions	1.55% A	1.54%	1.53%	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.55% A	1.54%	1.53%	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.55% A	1.54%	1.53%	1.51% A	1.55%	1.55%	1.55% A
Net investment income	3.89% A	4.03%	4.17%	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,839	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	105% A	122%	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 I

2006 L

2005 L

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.179	.413	.429	.036	.389	.299	.035
Net realized and unrealized gain (loss)	(.771)	(.189)	(.145)	.105	(.293) H	.181	.145
Total from investment operations	(.592)	.224	.284	.141	.096	.480	.180
Distributions from net investment income	(.200)	(.399)	(.387)	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.268)	(.424)	(.404)	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 9.21	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total ReturnB, C, D	(5.85)%	2.18%	2.75%	1.37%	.94%	4.63%	1.74%
Ratios to Average Net AssetsF, K
Expenses before reductions	1.55% A	1.53%	1.55%	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.55% A	1.53%	1.55%	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.55% A	1.53%	1.55%	1.60% A	1.62%	1.65%	1.65% A
Net investment income	3.89% A	4.03%	4.15%	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,295	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	105% A	122%	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Total Bond

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2006 J

2005J

2004J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Income from Investment Operations
Net investment income D	.231	.524	.543	.046	.506	.411	.340
Net realized and unrealized gain (loss)	(.772)	(.189)	(.143)	.105	(.290) G	.182	.237
Total from investment operations	(.541)	.335	.400	.151	.216	.593	.577
Distributions from net investment income	(.251)	(.510)	(.503)	(.041)	(.466)	(.393)	(.337)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	(.060)
Total distributions	(.319)	(.535)	(.520)	(.041)	(.506)	(.483)	(.397)
Net asset value, end of period	$ 9.21	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C	(5.33)%	3.29%	3.89%	1.46%	2.11%	5.75%	5.68%
Ratios to Average Net Assets E, I
Expenses before reductions	.46% A	.45%	.45%	.45% A	.45%	.64%	.75%
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.45% A	.45%	.61%	.65%
Expenses net of all reductions	.45% A	.45%	.45%	.45% A	.45%	.61%	.65%
Net investment income	4.98% A	5.12%	5.25%	5.26% A	4.95%	3.87%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,309,360	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699
Portfolio turnover rate F	105% A	122%	116% K	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.227	.516	.527	.045	.493	.410	.048
Net realized and unrealized gain (loss)	(.772)	(.186)	(.134)	.105	(.294) G	.182	.145
Total from investment operations	(.545)	.330	.393	.150	.199	.592	.193
Distributions from net investment income	(.247)	(.505)	(.496)	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.315)	(.530)	(.513)	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 9.20	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	(5.38)%	3.24%	3.83%	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, J
Expenses before reductions	.53% A	.51%	.50%	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.53% A	.51%	.50%	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.53% A	.51%	.49%	.54% A	.56%	.61%	.65% A
Net investment income	4.91% A	5.06%	5.21%	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 788,996	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	105% A	122%	116% L	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 115,574,002
Unrealized depreciation	(997,329,816)
Net unrealized appreciation (depreciation)	$ (881,755,814)
Cost for federal income tax purposes	$ 10,557,307,263

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $28,712,196 representing 0.31% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,035,356,219 and $2,640,722,818, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 93,938	$ 9,104
Class T	0%	.25%	47,241	1,286
Class B	.65%	.25%	38,217	27,731
Class C	.75%	.25%	149,294	36,705
			$ 328,690	$ 74,826

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,538
Class T	1,728
Class B*	29,336
Class C*	2,506
$ 43,108

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 77,617.21
Class T	49,579.26
Class B	11,989.28
Class C	27,890.19
Total Bond	4,364,647.10
Institutional Class	741,419.18
	$ 5,273,141

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $301,876,510 in return for its 4,827,993 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

On February 20, 2009, the Fund redeemed in-kind 9,773,856 shares of Fidelity Corporate Bond 1-10 Year Central Fund, a Fidelity Central Fund in which the Fund invests, valued at $879,717,481 by receiving cash and securities of equal value, including accrued interest. This is considered taxable to the Fund for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $30,201 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $210,105.

Semiannual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $66,779. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 20,549

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 1,880,934	$ 3,361,032
Class T	937,620	2,139,983
Class B	182,847	357,685
Class C	637,293	975,717
Total Bond	233,879,600	451,129,055
Institutional Class	22,037,891	43,904,045
Total	$ 259,556,185	$ 501,867,517
From net realized gain
Class A	$ 551,756	$ 158,977
Class T	276,592	118,778
Class B	67,464	17,979
Class C	216,528	58,576
Total Bond	64,472,390	22,110,637
Institutional Class	5,933,195	2,043,837
Total	$ 71,517,925	$ 24,508,784

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	2,381,103	5,588,201	$ 22,326,049	$ 57,565,572
Reinvestment of distributions	230,096	305,321	2,123,630	3,130,894
Shares redeemed	(2,232,736)	(2,555,919)	(20,783,070)	(26,109,819)
Net increase (decrease)	378,463	3,337,603	$ 3,666,609	$ 34,586,647
Class T
Shares sold	1,229,106	2,804,342	$ 11,567,776	$ 28,824,011
Reinvestment of distributions	124,513	209,490	1,147,354	2,149,894
Shares redeemed	(1,014,764)	(3,292,088)	(9,447,007)	(33,740,425)
Net increase (decrease)	338,855	(278,256)	$ 3,268,123	$ (2,766,520)
Class B
Shares sold	282,969	792,814	$ 2,676,014	$ 8,188,014
Reinvestment of distributions	17,458	25,155	161,166	258,101
Shares redeemed	(407,080)	(449,829)	(3,753,616)	(4,577,167)
Net increase (decrease)	(106,653)	368,140	$ (916,436)	$ 3,868,948
Class C
Shares sold	1,979,745	1,925,088	$ 18,569,170	$ 19,771,131
Reinvestment of distributions	80,156	87,624	739,334	898,560
Shares redeemed	(1,086,126)	(993,539)	(10,151,643)	(10,165,574)
Net increase (decrease)	973,775	1,019,173	$ 9,156,861	$ 10,504,117
Total Bond
Shares sold	114,806,195	547,722,071	$ 1,075,296,761	$ 5,645,252,478
Reinvestment of distributions	31,665,420	45,012,353	292,338,636	461,616,494
Shares redeemed	(234,968,224)	(230,103,358)	(2,191,422,759)	(2,368,082,060)
Net increase (decrease)	(88,496,609)	362,631,066	$ (823,787,362)	$ 3,738,786,912
Institutional Class
Shares sold	8,883,442	78,780,201	$ 81,859,662	$ 814,530,864
Reinvestment of distributions	2,994,108	4,451,142	27,608,878	45,563,586
Shares redeemed	(20,336,203)	(22,980,579)	(192,232,108)	(232,333,078)
Net increase (decrease)	(8,458,653)	60,250,764	$ (82,763,568)	$ 627,761,372

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro rata portion of CMBS' net assets.

In March, 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

At the end of the period, the Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 11, 2009

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
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851 East Hamilton Avenue
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Colorado

281 East Flatiron Circle
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1625 Broadway
Denver, CO

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Connecticut

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Delaware

400 Delaware Avenue
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Florida

175 East Altamonte Drive
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4400 N. Federal Highway
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4671 Town Center Parkway
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8880 Tamiami Trail, North
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230 Royal Palm Way
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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
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Illinois

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Highland Park, IL

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Indiana

4729 East 82nd Street
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Indianapolis, IN

Kansas

5400 College Boulevard
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Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
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Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
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43420 Grand River Avenue
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Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

TBD-USAN-0409
1.789737.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Total Bond
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2009

Class A, Class T, Class B,
and Class C are classes of
Fidelity Total Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.82%
Actual		$ 1,000.00	$ 945.00	$ 3.95
Hypothetical A		$ 1,000.00	$ 1,020.73	$ 4.11
Class T	.87%
Actual		$ 1,000.00	$ 944.60	$ 4.19
Hypothetical A		$ 1,000.00	$ 1,020.48	$ 4.36
Class B	1.55%
Actual		$ 1,000.00	$ 941.50	$ 7.46
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.55%
Actual		$ 1,000.00	$ 941.50	$ 7.46
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Total Bond	.46%
Actual		$ 1,000.00	$ 946.70	$ 2.22
Hypothetical A		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.53%
Actual		$ 1,000.00	$ 946.20	$ 2.56
Hypothetical A		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 51.7%	U.S. Government and U.S. Government Agency Obligations 55.2%
AAA 9.5%	AAA 11.0%
AA 4.1%	AA 5.9%
A 10.9%	A 8.8%
BBB 16.3%	BBB 15.1%
BB and Below 13.9%	BB and Below 10.2%
Not Rated 1.3%	Not Rated 0.9%
Equities 0.0%	Equities 0.1%
Short-Term Investments and Net Other Assets† (7.7)%	Short-Term Investments and Net Other Assets† (7.2)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	5.7	6.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	3.6	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	Corporate Bonds 36.7%		Corporate Bonds 31.9%
	U.S. Government and U.S. Government Agency Obligations 51.7%		U.S. Government and U.S. Government Agency Obligations 55.2%
	Asset-Backed Securities 3.3%		Asset-Backed Securities 4.1%
	CMOs and Other Mortgage Related Securities 9.4%		CMOs and Other Mortgage Related Securities 10.4%
	Municipal Bonds 0.4%		Municipal Bonds 0.3%
	Stocks 0.0%		Stocks 0.1%
	Other Investments 6.2%		Other Investments 5.2%
	Short-Term Investments and Net Other Assets† (7.7)%		Short-Term Investments and Net Other Assets† (7.2)%
* Foreign investments	9.0%	** Foreign investments	9.8%
* Futures and Swaps	12.2%	** Futures and Swaps	12.6%

† Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Corporate Bonds - 28.9%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,300,000	$ 789,360
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Ventas, Inc. 3.875% 11/15/11 (g)		1,140,000	923,400
Vornado Realty Trust 2.85% 4/1/27		510,000	385,682
Weingarten Realty Investors 3.95% 8/1/26		510,000	371,025
			1,680,107
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	236,021
TOTAL FINANCIALS			1,916,128
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
General Cable Corp. 1% 10/15/12		2,580,000	1,755,174
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,258,000	981,349
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15		3,200,000	1,168,000
TOTAL INFORMATION TECHNOLOGY			2,149,349
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10		1,485,000	1,395,900
TOTAL CONVERTIBLE BONDS			8,005,911
Nonconvertible Bonds - 28.8%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,267,665
5.875% 3/15/11		2,077,000	1,977,042
			7,244,707
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.0%
Ford Motor Co.:
7.45% 7/16/31		$ 3,035,000	$ 569,063
9.5% 9/15/11		225,000	58,500
			627,563
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		650,000	599,625
7.5% 4/1/27		1,935,000	1,499,625
			2,099,250
Hotels, Restaurants & Leisure - 0.5%
Carrols Corp. 9% 1/15/13		85,000	70,550
Chukchansi Economic Development Authority 8% 11/15/13 (g)		565,000	93,225
Host Marriott LP:
6.375% 3/15/15		250,000	187,500
7.125% 11/1/13		5,360,000	4,221,000
ITT Corp. 7.375% 11/15/15		1,130,000	853,150
Las Vegas Sands Corp. 6.375% 2/15/15		875,000	385,000
Mandalay Resort Group 9.375% 2/15/10		700,000	280,000
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (g)		5,930,000	1,956,900
McDonald's Corp.:
5.35% 3/1/18		2,339,000	2,411,364
6.3% 3/1/38		7,590,000	7,816,205
MGM Mirage, Inc.:
6% 10/1/09		1,055,000	727,950
6.625% 7/15/15		1,525,000	610,000
6.75% 9/1/12		5,900,000	2,566,500
6.75% 4/1/13		2,560,000	1,075,200
6.875% 4/1/16		100,000	40,000
7.625% 1/15/17		770,000	315,700
8.375% 2/1/11		2,585,000	697,950
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		4,490,000	1,908,250
6.375% 7/15/09		1,415,000	1,103,700
7.125% 8/15/14		1,505,000	451,500
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	227,850
8% 5/15/10		690,000	558,900
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13		$ 3,350,000	$ 1,876,000
7.25% 6/15/16		4,190,000	2,095,000
7.5% 10/15/27		2,125,000	956,250
Scientific Games Corp.:
6.25% 12/15/12		1,200,000	1,086,000
7.875% 6/15/16 (g)		1,950,000	1,764,750
Seminole Hard Rock Entertainment, Inc. 4.4963% 3/15/14 (g)(m)		3,010,000	1,414,700
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		945,000	699,300
7.25% 5/1/12		1,760,000	1,302,400
Snoqualmie Entertainment Authority:
5.3838% 2/1/14 (g)(m)		140,000	75,600
9.125% 2/1/15 (g)		1,100,000	594,000
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13		460,000	363,400
7.875% 5/1/12		930,000	804,450
Times Square Hotel Trust 8.528% 8/1/26 (g)		109,741	65,845
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,112,300
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	1,391,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		2,585,000	1,757,800
6.625% 12/1/14		5,770,000	4,039,000
			49,956,689
Household Durables - 0.2%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	912,600
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,177,874
5.875% 1/15/36		13,274,000	9,165,631
KB Home 6.375% 8/15/11		530,000	463,750
Pulte Homes, Inc. 5.25% 1/15/14		645,000	509,550
			15,229,405
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		285,000	210,900
Media - 1.9%
AMC Entertainment, Inc. 8% 3/1/14		285,000	228,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
AOL Time Warner, Inc.:
6.75% 4/15/11		$ 1,882,000	$ 1,909,918
6.875% 5/1/12		2,441,000	2,460,528
7.625% 4/15/31		500,000	469,113
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		2,415,000	2,203,688
Cablevision Systems Corp.:
8% 4/15/12		3,070,000	2,947,200
8.3338% 4/1/09 (m)		340,000	340,850
Charter Communications Holdings I LLC:
9.92% 4/1/14 (b)		1,495,000	14,950
11.125% 1/15/14 (b)		505,000	5,050
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (b)		5,490,000	466,650
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		3,865,000	3,111,325
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (g)		3,865,000	3,449,513
8.375% 4/30/14 (g)		2,220,000	1,914,750
10.875% 9/15/14 (g)		890,000	827,700
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	529,494
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,679,482
5.5% 3/15/11		382,000	387,565
5.7% 5/15/18		11,968,000	11,059,593
5.85% 1/15/10		61,000	61,755
6.45% 3/15/37		8,838,000	7,588,943
COX Communications, Inc.:
4.625% 1/15/10		2,141,000	2,122,705
4.625% 6/1/13		4,467,000	4,038,807
6.45% 12/1/36 (g)		913,000	732,317
6.95% 6/1/38 (g)		452,000	378,816
CSC Holdings, Inc.:
6.75% 4/15/12		5,280,000	5,068,800
7.625% 4/1/11		1,550,000	1,534,500
8.5% 4/15/14 (g)		2,105,000	2,041,850
8.5% 6/15/15 (g)		2,340,000	2,234,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc.: - continued
8.625% 2/15/19 (g)		$ 4,030,000	$ 3,773,088
EchoStar Communications Corp.:
6.375% 10/1/11		6,425,000	6,135,875
7% 10/1/13		6,765,000	6,342,188
7.125% 2/1/16		1,345,000	1,217,225
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		1,310,000	707,400
7.25% 8/15/11		2,345,000	1,758,750
Kabel Deutschland GmbH 10.625% 7/1/14		4,085,000	4,105,425
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	334,375
6.625% 8/15/15		1,030,000	664,350
Marquee Holdings, Inc. 12% 8/15/14		1,555,000	979,650
News America Holdings, Inc. 7.75% 12/1/45		170,000	147,630
News America, Inc.:
4.75% 3/15/10		244,000	238,068
5.3% 12/15/14		876,000	825,000
6.15% 3/1/37		2,970,000	2,311,058
6.2% 12/15/34		5,330,000	4,050,219
6.65% 11/15/37		15,817,000	12,786,969
6.9% 3/1/19 (g)		2,926,000	2,770,331
Nexstar Broadcasting, Inc. 7% 1/15/14		345,000	100,050
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13		639,181	172,579
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)		4,315,000	1,618,125
10% 8/1/14		3,975,000	3,289,313
11.625% 2/1/14 (g)		2,325,000	2,080,875
Quebecor Media, Inc.:
7.75% 3/15/16		4,080,000	3,294,600
7.75% 3/15/16		1,790,000	1,445,425
The Reader's Digest Association, Inc. 9% 2/15/17		2,805,000	196,350
Time Warner Cable, Inc.:
5.4% 7/2/12		2,444,000	2,351,355
5.85% 5/1/17		2,607,000	2,357,594
6.2% 7/1/13		2,324,000	2,250,662
6.75% 7/1/18		13,473,000	12,773,401
7.3% 7/1/38		9,000,000	8,210,196
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
8.75% 2/14/19		$ 3,345,000	$ 3,570,600
Time Warner, Inc.:
5.875% 11/15/16		6,118,000	5,732,688
6.5% 11/15/36		7,565,000	6,473,318
6.625% 5/15/29		4,415,000	3,797,377
TL Acquisitions, Inc.:
0% 7/15/15 (d)(g)		1,305,000	499,163
10.5% 1/15/15 (g)		5,005,000	2,364,863
Viacom, Inc.:
6.125% 10/5/17		4,235,000	3,485,464
6.75% 10/5/37		1,460,000	1,057,720
Videotron Ltd.:
9.125% 4/15/18 (g)		1,630,000	1,646,300
9.125% 4/15/18 (g)		1,680,000	1,696,800
Visant Holding Corp. 8.75% 12/1/13		450,000	414,000
			179,834,981
Multiline Retail - 0.1%
Dollar General Corp.:
10.625% 7/15/15		1,175,000	1,183,813
11.875% 7/15/17 pay-in-kind (m)		305,000	295,088
Federated Retail Holdings, Inc. 5.9% 12/1/16		1,625,000	965,882
Macy's Retail Holdings, Inc. 7.875% 7/15/15		3,401,000	2,439,704
Matahari Finance BV 9.5% 10/6/09		1,095,000	1,018,350
			5,902,837
Specialty Retail - 0.5%
AutoNation, Inc. 7% 4/15/14		1,290,000	1,135,200
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		2,610,000	2,616,525
Home Depot, Inc. 2.0463% 12/16/09 (m)		4,277,000	4,153,142
Michaels Stores, Inc. 10% 11/1/14		1,705,000	579,700
Sally Holdings LLC:
9.25% 11/15/14		3,215,000	3,062,288
10.5% 11/15/16		420,000	364,350
Sonic Automotive, Inc. 8.625% 8/15/13		780,000	249,600
Staples, Inc. 9.75% 1/15/14		31,852,000	33,418,035
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' US, Inc.:
7.375% 10/15/18		$ 735,000	$ 249,900
7.625% 8/1/11		4,470,000	1,877,400
			47,706,140
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 5.6975% 12/15/14 (g)(m)		2,020,000	1,313,000
Levi Strauss & Co.:
8.875% 4/1/16		1,780,000	1,335,000
9.75% 1/15/15		4,055,000	3,325,100
			5,973,100
TOTAL CONSUMER DISCRETIONARY			314,785,572
CONSUMER STAPLES - 2.2%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37		73,000	62,304
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (g)		8,100,000	7,853,412
Constellation Brands, Inc.:
7.25% 9/1/16		3,135,000	2,954,738
7.25% 5/15/17		635,000	601,663
8.375% 12/15/14		2,835,000	2,842,088
Diageo Capital PLC:
5.2% 1/30/13		1,037,000	1,055,479
5.75% 10/23/17		10,009,000	9,970,495
FBG Finance Ltd. 5.125% 6/15/15 (g)		2,936,000	2,493,736
PepsiCo, Inc. 7.9% 11/1/18		9,430,000	11,332,201
			39,166,116
Food & Staples Retailing - 0.4%
Albertsons, Inc.:
7.45% 8/1/29		250,000	202,500
7.5% 2/15/11		2,365,000	2,317,700
7.75% 6/15/26		600,000	495,000
8% 5/1/31		2,385,000	1,943,775
CVS Caremark Corp.:
2.5025% 6/1/10 (m)		2,296,000	2,225,749
6.036% 12/10/28 (g)		14,415,789	11,003,139
6.302% 6/1/37 (m)		13,351,000	8,210,865
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc.:
7.5% 5/15/12		$ 315,000	$ 307,125
7.5% 11/15/14		1,595,000	1,547,150
Wal-Mart Stores, Inc. 6.2% 4/15/38		10,570,000	10,962,623
			39,215,626
Food Products - 0.6%
Cargill, Inc.:
6% 11/27/17 (g)		9,457,000	8,822,341
6.625% 9/15/37 (g)		8,334,000	7,279,216
Dean Foods Co.:
6.9% 10/15/17		5,195,000	4,675,500
7% 6/1/16		3,235,000	3,073,250
General Mills, Inc.:
5.2% 3/17/15		7,738,000	7,771,297
5.65% 2/15/19		1,586,000	1,584,674
Gruma SA de CV 7.75%		1,315,000	420,800
Kraft Foods, Inc.:
5.625% 11/1/11		3,660,000	3,824,964
6.125% 2/1/18		5,261,000	5,226,840
6.75% 2/19/14		540,000	576,397
6.875% 2/1/38		11,635,000	11,540,175
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,196,250
Smithfield Foods, Inc. 7.75% 7/1/17		3,130,000	1,893,650
Tyson Foods, Inc. 10.5% 3/1/14 (g)		1,470,000	1,389,150
			59,274,504
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,745,277
Revlon Consumer Products Corp. 9.5% 4/1/11		3,075,000	2,067,938
			3,813,215
Tobacco - 0.7%
Altria Group, Inc.:
9.7% 11/10/18		22,622,000	23,685,189
9.95% 11/10/38		7,025,000	7,016,366
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,447,097
5.65% 5/16/18		7,161,000	6,950,617
6.375% 5/16/38		12,110,000	11,911,602
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17		$ 2,926,000	$ 2,471,180
7.25% 6/15/37		4,865,000	3,541,302
			65,023,353
TOTAL CONSUMER STAPLES			206,492,814
ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		2,515,000	1,999,425
7.75% 5/15/17		2,970,000	2,316,600
DCP Midstream LLC 9.75% 3/15/19 (g)		6,755,000	6,548,770
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		1,295,000	731,675
Noble Drilling Corp. 5.875% 6/1/13		1,084,000	1,051,862
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,433,014
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,484,269
5.15% 3/15/13		2,277,000	2,014,007
7% 3/15/38		5,880,000	4,186,460
9.625% 3/1/19		1,500,000	1,532,232
			25,298,314
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	7,655,170
6.45% 9/15/36		2,115,000	1,615,096
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,488,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,030,400
BW Group Ltd. 6.625% 6/28/17 (g)		2,957,000	1,552,425
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,300,619
5.7% 5/15/17		16,009,000	14,137,804
6.25% 3/15/38		3,050,000	2,277,325
6.75% 2/1/39		2,980,000	2,375,808
Canadian Oil Sands Ltd. 4.8% 8/10/09 (g)		4,122,000	4,098,377
Chesapeake Energy Corp.:
6.5% 8/15/17		3,485,000	2,753,150
6.875% 1/15/16		740,000	606,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
7.25% 12/15/18		$ 1,600,000	$ 1,296,000
7.5% 9/15/13		2,265,000	2,004,525
7.5% 6/15/14		1,790,000	1,570,725
7.625% 7/15/13		895,000	801,025
9.5% 2/15/15		7,770,000	7,274,663
ConocoPhillips:
4.75% 2/1/14		1,055,000	1,066,927
5.75% 2/1/19		2,930,000	2,867,169
6.5% 2/1/39		6,535,000	6,333,885
Denbury Resources, Inc. 9.75% 3/1/16		750,000	703,125
Devon Energy Corp. 5.625% 1/15/14		2,344,000	2,362,098
Drummond Co., Inc. 7.375% 2/15/16 (g)		3,590,000	2,046,300
Duke Capital LLC:
6.25% 2/15/13		1,000,000	991,300
6.75% 2/15/32		10,542,000	8,230,519
Duke Energy Field Services:
5.375% 10/15/15 (g)		1,222,000	1,002,354
6.45% 11/3/36 (g)		2,400,000	1,690,807
6.875% 2/1/11		2,313,000	2,308,201
7.875% 8/16/10		1,037,000	1,049,415
El Paso Corp.:
7% 6/15/17		2,748,000	2,410,592
8.25% 2/15/16		875,000	805,000
El Paso Energy Corp. 7.75% 1/15/32		1,315,000	1,009,448
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	799,950
El Paso Performance-Linked Trust 7.75% 7/15/11 (g)		3,100,000	2,906,250
Empresa Nacional de Petroleo 6.75% 11/15/12 (g)		1,694,000	1,700,017
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,548,771
6.5% 4/15/18		2,372,000	2,069,107
9.875% 3/1/19		2,929,000	3,040,296
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	2,803,246
Energy Partners Ltd. 9.75% 4/15/14		1,760,000	510,400
Enterprise Products Operating LP:
4.625% 10/15/09		1,947,000	1,937,464
5.6% 10/15/14		1,955,000	1,815,333
5.65% 4/1/13		697,000	666,699
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp.:
7.25% 6/15/19		$ 1,080,000	$ 858,600
7.75% 5/1/14		1,005,000	874,350
8.5% 2/15/14 (g)		4,070,000	3,693,525
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,881,750
Gazstream SA 5.625% 7/22/13 (g)		1,098,405	983,072
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)		3,863,000	3,508,728
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (g)		1,850,000	1,295,000
9.125% 7/2/18 (g)		1,015,000	644,525
Kinder Morgan Finance Co. ULC 5.35% 1/5/11		795,000	741,338
Lukoil International Finance BV 6.656% 6/7/22 (g)		1,222,000	830,960
Massey Energy Co. 6.875% 12/15/13		4,845,000	4,263,600
Nakilat, Inc. 6.067% 12/31/33 (g)		4,384,000	2,862,138
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)		240,000	152,592
Newfield Exploration Co. 7.125% 5/15/18		2,830,000	2,462,100
Nexen, Inc.:
5.05% 11/20/13		3,845,000	3,492,598
5.2% 3/10/15		909,000	779,817
5.875% 3/10/35		240,000	163,600
6.4% 5/15/37		3,645,000	2,572,342
NGPL PipeCo LLC 6.514% 12/15/12 (g)		8,163,000	7,891,711
OPTI Canada, Inc.:
7.875% 12/15/14		1,550,000	503,750
8.25% 12/15/14		3,170,000	982,700
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		415,000	296,725
8.75% 12/1/13		85,000	75,438
Pan American Energy LLC 7.75% 2/9/12 (g)		2,470,000	2,093,325
Peabody Energy Corp. 7.375% 11/1/16		1,030,000	999,100
Pemex Project Funding Master Trust:
3.2963% 6/15/10 (g)(m)		1,245,000	1,201,425
6.625% 6/15/35		625,000	443,750
Petro-Canada:
6.05% 5/15/18		3,850,000	3,173,601
6.8% 5/15/38		18,950,000	13,954,932
Petrohawk Energy Corp.:
7.875% 6/1/15 (g)		1,485,000	1,277,100
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp.: - continued
9.125% 7/15/13		$ 4,270,000	$ 4,013,800
10.5% 8/1/14 (g)		3,025,000	2,979,625
Petroleos de Venezuela SA:
5.25% 4/12/17		14,590,000	5,544,200
5.375% 4/12/27		3,760,000	1,203,200
Petroleos Mexicanos 8% 5/3/19 (g)		987,000	969,728
Petroleum Development Corp. 12% 2/15/18		1,605,000	995,100
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,362,675
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	5,267,338
6.65% 1/15/37		4,430,000	3,236,904
7.75% 10/15/12		2,358,000	2,374,433
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,229,225
7.75% 6/15/15		485,000	438,925
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,085,000	965,650
7.375% 7/15/13		2,060,000	1,977,600
7.5% 5/15/16		2,250,000	2,081,250
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (g)		2,987,000	3,076,956
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (g)		1,343,000	1,174,118
6.332% 9/30/27 (g)		1,840,000	1,437,997
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)		2,720,000	2,647,101
SandRidge Energy, Inc.:
5.06% 4/1/14 (m)		2,720,000	1,713,600
8.625% 4/1/15 pay-in-kind (m)		6,045,000	4,080,375
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,538,425
Source Gas LLC 5.9% 4/1/17 (g)		3,544,000	2,656,692
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,315,000	2,187,675
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	13,147,556
Suncor Energy, Inc.:
6.1% 6/1/18		10,851,000	8,942,396
6.85% 6/1/39		10,460,000	7,610,058
Teekay Corp. 8.875% 7/15/11		2,115,000	2,009,250
Tennessee Gas Pipeline Co. 8% 2/1/16 (g)		520,000	510,900
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TEPPCO Partners LP:
5.9% 4/15/13		$ 3,239,000	$ 2,925,141
6.65% 4/15/18		4,741,000	3,997,137
7.55% 4/15/38		9,095,000	7,071,135
Texas Eastern Transmission LP 6% 9/15/17 (g)		5,990,000	5,595,343
TNK-BP Finance SA:
6.875% 7/18/11 (g)		600,000	525,000
7.5% 3/13/13 (Reg. S)		2,860,000	2,209,350
TransCanada PipeLines Ltd. 6.35% 5/15/67 (m)		2,371,000	1,434,455
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,126,406
Williams Companies, Inc. 8.75% 1/15/20 (g)		4,310,000	4,288,450
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17		285,000	246,525
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,623,623
5.65% 4/1/16		1,200,000	1,126,282
5.9% 8/1/12		4,452,000	4,412,569
6.375% 6/15/38		13,285,000	11,233,769
6.75% 8/1/37		10,380,000	9,258,939
YPF SA 10% 11/2/28		1,475,000	973,500
			326,887,153
TOTAL ENERGY			352,185,467
FINANCIALS - 8.8%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.:
1.2625% 10/22/10 (m)		2,340,000	2,251,398
1.346% 8/21/09 (m)		1,170,000	1,151,767
1.3525% 7/16/09 (m)		575,000	568,188
2.4556% 9/9/09 (m)		1,271,000	1,250,440
3.25% 3/25/09		686,000	686,026
4.245% 1/7/10		1,217,000	1,192,857
4.5% 10/28/10		1,833,000	1,818,954
5.3% 10/30/15		1,170,000	1,079,075
5.85% 7/19/10		3,769,000	3,801,293
6.95% 8/10/12		10,980,000	11,365,014
BlackRock, Inc. 6.25% 9/15/17		14,822,000	14,094,788
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
5.25% 10/15/13		$ 5,903,000	$ 5,460,812
5.45% 11/1/12		3,769,000	3,633,067
5.625% 1/15/17		3,200,000	2,566,576
5.95% 1/18/18		3,989,000	3,565,659
6.15% 4/1/18		1,970,000	1,790,039
6.6% 1/15/12		1,711,000	1,716,032
6.75% 10/1/37		28,895,000	20,545,299
6.875% 1/15/11		273,000	276,732
7.5% 2/15/19		1,757,000	1,740,210
Janus Capital Group, Inc.:
6.125% 9/15/11		2,399,000	1,678,931
6.5% 6/15/12		4,172,000	2,816,884
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	7,086,946
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	5,530,202
Lazard Group LLC:
6.85% 6/15/17		3,840,000	2,869,786
7.125% 5/15/15		1,377,000	1,045,275
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	15,239,140
6.15% 4/25/13		4,271,000	3,756,345
6.4% 8/28/17		2,720,000	2,140,006
6.875% 4/25/18		4,701,000	3,911,486
Morgan Stanley:
1.6475% 1/9/12 (m)		9,924,000	8,155,543
1.6975% 1/9/14 (m)		5,002,000	3,352,320
4.75% 4/1/14		2,429,000	2,036,731
5.05% 1/21/11		3,045,000	3,003,016
5.25% 11/2/12		244,000	229,487
5.45% 1/9/17		2,238,000	1,931,170
5.95% 12/28/17		5,050,000	4,456,771
6.6% 4/1/12		5,719,000	5,678,687
6.625% 4/1/18		15,268,000	14,098,486
6.75% 4/15/11		836,000	839,426
Northern Trust Corp. 5.5% 8/15/13		2,560,000	2,648,271
Scotland International Finance No. 2 BV 7.7% 8/15/10 (g)		978,000	980,730
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	3,886,496
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
5.75% 4/25/18		$ 16,505,000	$ 14,431,279
5.875% 12/20/17		15,572,000	13,795,967
			206,153,607
Commercial Banks - 1.7%
American Express Bank FSB:
5.5% 4/16/13		4,091,000	3,871,669
6% 9/13/17		10,621,000	9,405,692
ANZ National International Ltd. 6.2% 7/19/13 (g)		1,099,000	1,062,802
Bank of America NA:
5.3% 3/15/17		1,515,000	1,118,284
6% 10/15/36		690,000	474,489
Bank One Corp.:
5.25% 1/30/13		930,000	903,433
7.875% 8/1/10		691,000	713,006
BB&T Capital Trust IV 6.82% 6/12/77 (m)		2,314,000	1,117,132
BB&T Corp. 6.5% 8/1/11		1,243,000	1,267,260
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,589,449
Credit Suisse First Boston 6% 2/15/18		16,107,000	14,612,625
Credit Suisse First Boston New York Branch 5% 5/15/13		9,569,000	9,238,286
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (g)(m)		5,724,147	4,522,076
Development Bank of Philippines 8.375% (m)		1,355,000	1,016,250
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		6,195,000	1,734,600
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,330,000	931,000
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,822,548
5.25% 2/10/14 (g)		565,000	507,190
5.5% 10/17/12		2,256,000	2,135,622
8.125% 1/21/14		765,000	779,153
Fifth Third Bancorp:
4.5% 6/1/18		123,000	77,146
8.25% 3/1/38		2,099,000	1,521,063
HBOS PLC 6.75% 5/21/18 (g)		6,067,000	4,870,466
HSBC Holdings PLC:
1.6125% 10/6/16 (m)		1,143,000	916,577
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC: - continued
6.5% 9/15/37		$ 8,400,000	$ 7,311,251
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		2,330,000	1,048,500
JPMorgan Chase Bank 6% 10/1/17		2,095,000	1,982,109
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		1,385,000	1,246,500
KeyBank NA:
5.8% 7/1/14		1,119,000	996,741
7% 2/1/11		1,124,000	1,110,929
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	1,430,000
Korea Development Bank:
3.875% 3/2/09		3,578,000	3,578,000
4.625% 9/16/10		1,833,000	1,783,870
4.75% 7/20/09		937,000	932,594
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (g)(m)		720,797	603,011
National City Bank, Cleveland:
4.15% 8/1/09		1,907,000	1,893,418
4.5% 3/15/10		2,943,000	2,924,256
PNC Funding Corp.:
1.3144% 1/31/12 (m)		5,982,000	4,758,083
7.5% 11/1/09		2,026,000	2,018,848
Rabobank Capital Funding Trust II 5.26% (g)(m)		569,000	244,670
Santander Issuances SA Unipersonal:
1.885% 6/20/16 (g)(m)		3,489,611	2,627,461
5.805% 6/20/16 (g)(m)		4,204,000	2,942,800
Sovereign Bank 2.88% 8/1/13 (m)		1,635,792	1,219,925
Standard Chartered Bank 6.4% 9/26/17 (g)		15,618,000	12,491,776
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(m)		2,933,000	1,319,850
Union Planters Corp. 7.75% 3/1/11		600,000	582,998
UnionBanCal Corp. 5.25% 12/16/13		662,000	617,347
Vimpel Communications:
8% 2/11/10 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,880,000	1,776,600
8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		570,000	470,250
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,256,387
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA: - continued
6.6% 1/15/38		$ 9,000,000	$ 7,926,120
Wachovia Corp.:
1.2244% 10/15/11 (m)		4,016,000	3,563,192
1.255% 4/23/12 (m)		543,000	468,295
2.2525% 12/1/09 (m)		1,086,000	1,072,903
5.625% 10/15/16		3,399,000	3,022,935
5.75% 6/15/17		2,933,000	2,751,594
Wells Fargo & Co.:
4.2% 1/15/10		2,635,000	2,631,683
5.625% 12/11/17		10,423,000	9,893,293
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	586,192
			158,292,199
Consumer Finance - 1.1%
American Express Co. 8.15% 3/19/38		9,010,000	8,679,324
American Express Credit Corp. 5.875% 5/2/13		583,000	535,435
American General Finance Corp. 6.9% 12/15/17		5,510,000	2,190,837
Capital One Financial Corp. 2.4694% 9/10/09 (m)		3,277,000	3,155,250
Discover Financial Services:
2.6288% 6/11/10 (m)		4,022,000	3,564,003
6.45% 6/12/17		9,775,000	7,395,091
Ford Motor Credit Co. LLC:
5.5444% 4/15/09 (m)		755,000	694,600
7.25% 10/25/11		1,440,000	780,578
7.375% 10/28/09		1,155,000	924,000
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	5,105,552
5.625% 5/1/18		25,000,000	21,416,275
5.875% 1/14/38		14,000,000	9,952,684
6.375% 11/15/67 (m)		9,000,000	5,217,795
Household Finance Corp.:
6.375% 10/15/11		1,860,000	1,811,268
7% 5/15/12		468,000	465,375
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,283,747
5.25% 1/15/14		1,054,000	985,288
MBNA America Bank NA 7.125% 11/15/12 (g)		693,000	664,514
MBNA Corp. 7.5% 3/15/12		1,608,000	1,484,004
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (g)		$ 4,245,000	$ 3,988,419
ORIX Corp. 5.48% 11/22/11		385,000	266,600
SLM Corp.:
1.2994% 7/27/09 (m)		1,827,000	1,700,890
1.3194% 7/26/10 (m)		8,343,000	6,874,440
1.3894% 10/25/11 (m)		12,343,000	8,648,148
2.1963% 3/15/11 (m)		112,000	85,058
4.5% 7/26/10		7,157,000	5,658,109
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (g)		413,711	352,086
			103,879,370
Diversified Financial Services - 1.4%
Bank of America Corp.:
5.75% 12/1/17		4,590,000	3,872,881
7.4% 1/15/11		8,661,000	8,040,699
BTM Curacao Holding NV 1.8975% 12/19/16 (g)(m)		2,354,071	1,819,118
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		240,000	189,600
CIT Group, Inc.:
1.3866% 6/8/09 (m)		1,172,000	1,120,493
4.75% 12/15/10		821,000	623,388
5.4% 2/13/12		2,455,000	1,853,169
Citigroup, Inc.:
1.3356% 5/18/11 (m)		2,811,000	2,351,834
5.3% 10/17/12		14,295,000	12,680,208
5.5% 4/11/13		13,549,000	12,268,741
6.125% 5/15/18		3,284,000	2,831,987
6.5% 1/18/11		1,307,000	1,232,778
6.5% 8/19/13		6,153,000	5,736,423
CME Group, Inc. 5.75% 2/15/14		506,000	509,268
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18		8,874,000	9,136,076
6.375% 5/15/38		7,549,000	7,935,984
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)		3,410,000	2,608,650
9% 6/1/16 (g)		540,000	429,300
ILFC E-Capital Trust I 5.9% 12/21/65 (g)(m)		2,996,000	599,200
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	1,847,586
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.65% 6/1/14		$ 10,520,000	$ 6,152,590
6.375% 3/25/13		1,503,000	871,740
6.625% 11/15/13		2,721,000	1,550,970
JPMorgan Chase & Co.:
4.891% 9/1/15 (m)		2,729,000	2,191,753
5.6% 6/1/11		3,095,000	3,155,247
5.75% 1/2/13		2,217,000	2,189,758
6.75% 2/1/11		376,000	384,237
Leucadia National Corp.:
7% 8/15/13		5,740,000	4,936,400
7.125% 3/15/17		835,000	622,075
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (g)		280,000	260,157
NSG Holdings II, LLC 7.75% 12/15/25 (g)		5,470,000	4,376,000
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		1,800,000	1,701,000
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (m)		773,000	641,590
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)		1,090,000	719,400
5.5% 1/15/14 (g)		695,000	475,626
5.7% 4/15/17 (g)		1,696,000	1,085,793
Sunwest Management, Inc. 8.385% 6/9/10 (b)(m)		325,000	195,000
TMK Capital SA 10% 7/29/11		3,000,000	1,980,000
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)		3,238,000	2,379,930
Yankee Acquisition Corp. 8.5% 2/15/15		1,140,000	609,900
ZFS Finance USA Trust I 6.15% 12/15/65 (g)(m)		2,323,000	1,022,120
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(m)		5,008,000	2,038,376
ZFS Finance USA Trust IV 5.875% 5/9/32 (g)(m)		2,501,000	963,685
ZFS Finance USA Trust V 6.5% 5/9/67 (g)(m)		12,400,000	4,898,000
			123,088,730
Insurance - 0.6%
American International Group, Inc. 8.175% 5/15/58 (g)(m)		7,875,000	1,258,236
Assurant, Inc.:
5.625% 2/15/14		1,912,000	1,578,616
6.75% 2/15/34		1,967,000	1,228,096
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	430,887
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)		$ 1,491,000	$ 924,420
Jackson National Life Global Funding 5.375% 5/8/13 (g)		753,000	688,020
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)		594,000	360,949
MetLife, Inc.:
5% 6/15/15		1,163,000	1,079,515
6.125% 12/1/11		990,000	991,694
7.717% 2/15/19		10,958,000	10,573,199
Metropolitan Life Global Funding I:
4.625% 8/19/10 (g)		3,299,000	3,212,781
5.125% 4/10/13 (g)		559,000	534,017
Monumental Global Funding II 5.65% 7/14/11 (g)		1,652,000	1,666,655
Monumental Global Funding III 5.5% 4/22/13 (g)		2,202,000	1,940,821
Pacific Life Global Funding 5.15% 4/15/13 (g)		11,281,000	11,003,634
Prudential Financial, Inc.:
5.15% 1/15/13		2,167,000	1,938,720
5.4% 6/13/35		452,000	267,353
5.5% 3/15/16		425,000	355,147
5.7% 12/14/36		384,000	234,546
8.875% 6/15/68 (m)		2,972,000	1,694,040
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(m)		3,342,000	1,570,740
Symetra Financial Corp. 6.125% 4/1/16 (g)		5,181,000	4,083,612
The Chubb Corp.:
5.75% 5/15/18		4,035,000	3,880,439
6.5% 5/15/38		3,390,000	3,152,178
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,269,085
			55,917,400
Real Estate Investment Trusts - 1.1%
AMB Property LP 5.9% 8/15/13		2,580,000	1,788,170
Arden Realty LP 5.2% 9/1/11		1,339,000	1,348,745
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	324,876
5.5% 1/15/12		2,394,000	2,230,614
6.625% 9/15/11		818,000	789,210
Brandywine Operating Partnership LP:
4.5% 11/1/09		3,087,000	2,975,001
5.625% 12/15/10		4,079,000	3,603,123
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP: - continued
5.7% 5/1/17		$ 4,746,000	$ 2,368,406
5.75% 4/1/12		2,463,000	1,354,650
BRE Properties, Inc.:
4.875% 5/15/10		2,583,000	2,430,830
5.75% 9/1/09		611,000	608,218
Camden Property Trust:
4.375% 1/15/10		1,479,000	1,331,100
5.375% 12/15/13		656,000	537,920
5.875% 11/30/12		2,958,000	2,543,880
Colonial Properties Trust 4.75% 2/1/10		5,652,000	5,404,284
CPG Partners LP 6% 1/15/13		1,017,000	903,983
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	2,126,479
5% 5/3/10		2,241,000	1,568,700
5.25% 4/15/11		2,432,000	1,196,953
5.375% 10/15/12		1,286,000	615,845
Duke Realty LP:
4.625% 5/15/13		627,000	421,608
5.25% 1/15/10		453,000	431,907
5.4% 8/15/14		5,247,000	3,579,057
5.625% 8/15/11		2,957,000	2,519,385
5.875% 8/15/12		1,009,000	773,076
5.95% 2/15/17		490,000	302,878
6.25% 5/15/13		14,190,000	10,642,500
6.5% 1/15/18		3,795,000	2,348,395
Equity One, Inc.:
6% 9/15/17		854,000	563,229
6.25% 1/15/17		494,000	335,920
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	314,283
6% 7/15/12		2,933,000	2,413,049
6.2% 1/15/17		620,000	471,200
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	46,400
HMB Capital Trust V 5.5963% 12/15/36 (b)(g)(m)		270,000	27
Hospitality Properties Trust:
5.625% 3/15/17		1,200,000	668,058
6.7% 1/15/18		5,000,000	2,850,605
Host Hotels & Resorts LP 6.875% 11/1/14		835,000	619,988
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15		$ 890,000	$ 587,400
6.25% 6/15/17		1,232,000	761,282
6.65% 1/15/18		618,000	393,288
iStar Financial, Inc. 5.95% 10/15/13		300,000	102,000
Liberty Property LP:
5.125% 3/2/15		848,000	615,835
5.5% 12/15/16		1,487,000	1,025,435
6.625% 10/1/17		3,785,000	2,734,333
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	762,340
7.25% 3/15/09		2,916,000	2,910,824
7.75% 2/15/11		976,000	917,440
Omega Healthcare Investors, Inc.:
7% 4/1/14		5,850,000	5,499,000
7% 1/15/16		1,960,000	1,778,700
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	2,163,126
Rouse Co.:
5.375% 11/26/13 (b)		145,000	43,500
7.2% 9/15/12 (b)		10,000	3,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(g)		495,000	148,500
Senior Housing Properties Trust 8.625% 1/15/12		250,000	222,500
Simon Property Group LP:
4.6% 6/15/10		1,096,000	1,049,925
4.875% 8/15/10		675,000	646,421
5% 3/1/12		363,000	312,180
5.375% 6/1/11		621,000	578,527
5.6% 9/1/11		2,718,000	2,526,848
5.75% 5/1/12		1,267,000	1,102,290
7.75% 1/20/11		821,000	784,930
Tanger Properties LP 6.15% 11/15/15		24,000	17,714
UDR, Inc. 5.5% 4/1/14		2,755,000	2,183,911
Ventas Realty LP:
6.5% 6/1/16		105,000	88,988
6.625% 10/15/14		2,665,000	2,371,850
6.75% 4/1/17		1,285,000	1,082,613
Washington (REIT) 5.95% 6/15/11		3,637,000	3,168,551
			101,935,803
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 9,860,000	$ 8,109,850
8.125% 6/1/12		2,265,000	1,993,200
ERP Operating LP:
5.375% 8/1/16		2,170,000	1,756,114
5.5% 10/1/12		3,582,000	3,263,438
5.75% 6/15/17		6,260,000	5,087,921
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	44,000
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,138,200
6.3% 6/1/13		2,397,000	1,965,540
Regency Centers LP:
4.95% 4/15/14		611,000	446,496
5.25% 8/1/15		2,133,000	1,479,833
5.875% 6/15/17		1,056,000	732,831
			26,017,423
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	6,886,136
5.65% 5/1/18		13,300,000	11,262,427
Countrywide Financial Corp.:
1.6863% 3/24/09 (m)		2,308,000	2,302,576
4.5% 6/15/10		479,000	465,090
5.8% 6/7/12		2,916,000	2,672,289
Countrywide Home Loans, Inc.:
4.125% 9/15/09		3,848,000	3,812,652
6.25% 4/15/09		607,000	607,868
Independence Community Bank Corp.:
3.585% 6/20/13 (m)		2,445,078	1,760,456
3.75% 4/1/14 (m)		4,218,000	2,826,060
4.9% 9/23/10		1,696,000	1,585,964
World Savings Bank FSB 4.125% 12/15/09		519,000	516,167
Wrightwood Capital LLC 10.5% 6/1/14 (g)		100,000	68,000
			34,765,685
TOTAL FINANCIALS			810,050,217
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.9%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		$ 2,956,000	$ 3,017,644
Health Care Equipment & Supplies - 0.2%
Biomet, Inc.:
10% 10/15/17		4,825,000	4,825,000
10.375% 10/15/17 pay-in-kind (m)		3,155,000	2,760,625
11.625% 10/15/17		5,185,000	4,796,125
Boston Scientific Corp. 6.4% 6/15/16		980,000	928,550
FMC Finance III SA 6.875% 7/15/17		1,030,000	1,009,400
Fresenius US Finance II, Inc. 9% 7/15/15 (g)		1,515,000	1,545,300
			15,865,000
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. 8.875% 7/15/15		8,900,000	8,410,500
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,142,108
6.3% 8/15/14		3,618,000	2,634,143
DASA Finance Corp. 8.75% 5/29/18 (g)		725,000	616,250
DaVita, Inc. 6.625% 3/15/13		1,725,000	1,681,875
HCA, Inc.:
6.5% 2/15/16		3,305,000	2,230,875
7.875% 2/1/11		325,000	320,125
8.75% 9/1/10		1,045,000	1,039,775
9.125% 11/15/14		2,070,000	1,945,800
9.25% 11/15/16		4,905,000	4,500,338
9.875% 2/15/17 (g)		540,000	518,400
10.375% 11/15/16 pay-in-kind (m)		10,700,000	8,610,714
HealthSouth Corp. 10.75% 6/15/16		5,770,000	5,784,425
Psychiatric Solutions, Inc. 7.75% 7/15/15		675,000	585,563
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	62,080
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	9,150
Viant Holdings, Inc. 10.125% 7/15/17 (g)		71,000	35,500
			40,127,621
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	5,953,175
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,709,520
6.45% 9/15/37		2,600,000	2,745,938
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co. 5.45% 5/1/18		$ 2,932,000	$ 2,991,074
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	2,957,164
Roche Holdings, Inc. 5% 3/1/14 (g)		5,943,000	6,010,477
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	942,174
			19,356,347
TOTAL HEALTH CARE			84,319,787
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		3,010,000	2,904,650
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (g)		2,640,000	2,633,778
6.4% 12/15/11 (g)		818,000	846,792
BE Aerospace, Inc. 8.5% 7/1/18		2,405,000	1,917,988
Bombardier, Inc.:
6.3% 5/1/14 (g)		1,575,000	1,055,250
6.75% 5/1/12 (g)		2,140,000	1,679,900
7.45% 5/1/34 (g)		425,000	248,625
8% 11/15/14 (g)		915,000	658,800
			11,945,783
Air Freight & Logistics - 0.0%
FedEx Corp. 8% 1/15/19		1,410,000	1,479,368
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,491,650
6.855% 10/15/10		74,580	73,462
6.977% 11/23/22		1,189,103	642,116
6.978% 10/1/12		412,864	381,899
7.024% 4/15/11		2,830,000	2,745,100
7.858% 4/1/13		5,433,000	4,699,545
8.608% 10/1/12		960,000	710,400
AMR Corp. 9% 8/1/12		485,000	276,450
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		382,027	294,160
7.73% 9/15/12		19,588	15,866
7.875% 7/2/18		1,534,241	905,202
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
pass-thru trust certificates:
9.558% 9/1/19		$ 245,028	$ 144,567
9.798% 4/1/21		780,022	423,162
6.648% 9/15/17		3,227,863	2,550,012
6.82% 5/1/18		221,731	168,516
6.9% 7/2/19		869,017	699,558
7.056% 3/15/11		1,759,000	1,706,230
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		377,545	273,720
7.57% 11/18/10		11,016,000	10,079,640
8.021% 8/10/22		960,115	528,063
8.954% 8/10/14		1,490,217	923,934
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,165,000	669,875
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,268,572	1,633,372
8.36% 7/20/20		1,544,452	1,189,228
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24		566,067	404,738
Class B, 7.336% 7/2/19		889,635	462,610
6.071% 9/1/14		362,349	351,478
6.201% 3/1/10		231,119	218,408
6.602% 9/1/13		654,586	618,584
7.032% 4/1/12		544,479	521,338
7.186% 10/1/12		1,353,386	1,295,867
			38,098,750
Building Products - 0.1%
Masco Corp. 2.3988% 3/12/10 (m)		3,759,949	3,373,219
Nortek, Inc. 10% 12/1/13		2,270,000	885,300
Owens Corning 6.5% 12/1/16		1,835,000	1,348,452
Ply Gem Industries, Inc. 11.75% 6/15/13		710,000	326,600
			5,933,571
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
6.875% 6/1/17		3,060,000	2,907,000
7.125% 5/15/16		2,040,000	1,968,600
7.25% 3/15/15		800,000	780,000
7.875% 4/15/13		120,000	119,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.:
4.67% 2/1/15 (m)		$ 4,985,000	$ 3,913,225
8.5% 2/1/15		3,370,000	3,066,700
Corrections Corp. of America 6.25% 3/15/13		1,280,000	1,225,600
Iron Mountain, Inc.:
6.625% 1/1/16		4,025,000	3,743,250
7.75% 1/15/15		2,545,000	2,525,913
8.625% 4/1/13		1,015,000	1,015,000
JohnsonDiversey, Inc. 9.625% 5/15/12		210,000	175,350
Rental Service Corp. 9.5% 12/1/14		3,405,000	1,872,750
United Rentals North America, Inc.:
7% 2/15/14		1,450,000	797,500
7.75% 11/15/13		300,000	171,000
US Investigations Services, Inc.:
10.5% 11/1/15 (g)		1,250,000	993,750
11.75% 5/1/16 (g)		950,000	660,250
Waste Management, Inc. 6.375% 3/11/15		1,735,000	1,718,252
			27,653,840
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		1,025,000	850,750
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,005,700
			4,856,450
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,588,485
5.45% 10/15/12		618,000	632,465
6% 10/15/17		2,929,000	2,949,711
6.55% 10/15/37		3,620,000	3,598,819
General Electric Co. 5.25% 12/6/17		17,730,000	16,318,266
Sequa Corp.:
11.75% 12/1/15 (g)		1,415,000	226,400
13.5% 12/1/15 pay-in-kind (g)		753,389	95,398
			26,409,544
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (g)		611,000	581,084
Case Corp. 7.25% 1/15/16		1,705,000	1,167,925
PACCAR, Inc. 6.875% 2/15/14		730,000	744,772
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		$ 705,000	$ 525,225
9.5% 8/1/14		425,000	358,063
11.75% 8/1/16		705,000	458,250
SPX Corp. 7.625% 12/15/14 (g)		730,000	689,850
Terex Corp. 8% 11/15/17		7,310,000	5,884,550
			10,409,719
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		1,820,000	1,092,000
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,099,738
7.75% 10/1/16		765,000	755,438
			2,855,176
Road & Rail - 0.1%
CSX Corp. 6.25% 4/1/15		2,470,000	2,298,678
Hertz Corp.:
8.875% 1/1/14		4,055,000	1,997,088
10.5% 1/1/16		1,490,000	543,850
Kansas City Southern Railway Co.:
8% 6/1/15		2,840,000	2,584,400
13% 12/15/13		925,000	971,250
			8,395,266
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (g)		300,000	168,000
Ashtead Holdings PLC 8.625% 8/1/15 (g)		275,000	154,000
Penhall International Corp. 12% 8/1/14 (g)		60,000	15,000
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind		2,515,000	1,886,250
			2,223,250
TOTAL INDUSTRIALS			141,352,717
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.95% 2/15/19		3,513,000	3,395,097
5.9% 2/15/39		562,000	523,320
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
L-3 Communications Corp.:
5.875% 1/15/15		$ 2,150,000	$ 1,983,375
6.125% 7/15/13		1,430,000	1,362,075
7.625% 6/15/12		1,135,000	1,137,838
Lucent Technologies, Inc.:
6.45% 3/15/29		2,700,000	918,000
6.5% 1/15/28		1,940,000	659,600
			9,979,305
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings:
6.375% 10/1/11		1,445,000	982,600
6.8% 10/1/16		3,015,000	1,688,400
			2,671,000
Electronic Equipment & Components - 0.2%
Celestica, Inc. 7.875% 7/1/11		1,450,000	1,370,250
Flextronics International Ltd.:
6.25% 11/15/14		240,000	197,400
6.5% 5/15/13		2,510,000	2,196,250
Jabil Circuit, Inc. 8.25% 3/15/18		2,360,000	1,793,600
Texas Competitive Electric Holdings Co. LLC:
10.25% 11/1/15		4,640,000	2,621,600
10.25% 11/1/15		4,690,000	2,649,850
11.25% 11/1/16 pay-in-kind		3,965,000	1,676,452
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	2,552,641
6% 10/1/12		3,877,000	3,417,176
6.55% 10/1/17		2,360,000	1,779,388
7.125% 10/1/37		1,895,000	1,236,472
			21,491,079
IT Services - 0.1%
Iron Mountain, Inc. 8% 6/15/20		1,205,000	1,132,700
SunGard Data Systems, Inc.:
9.125% 8/15/13		2,185,000	1,846,325
10.25% 8/15/15		990,000	668,250
			3,647,275
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		6,025,000	4,504,742
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.:
5.5% 5/15/12		$ 1,602,000	$ 1,484,974
7.625% 6/15/13		2,315,000	2,199,250
			8,188,966
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16		865,000	484,400
Avago Technologies Finance Ltd. 10.125% 12/1/13		1,020,000	859,350
National Semiconductor Corp.:
2.2463% 6/15/10 (m)		3,100,704	2,693,588
6.15% 6/15/12		1,484,000	1,163,772
			5,201,110
TOTAL INFORMATION TECHNOLOGY			51,178,735
MATERIALS - 1.3%
Chemicals - 0.2%
Airgas, Inc. 7.125% 10/1/18 (g)		1,265,000	1,163,800
Berry Plastics Corp. 5.8444% 2/15/15 (m)		1,975,000	1,501,000
Chemtura Corp. 6.875% 6/1/16		595,000	309,400
E.I. du Pont de Nemours & Co. 5% 1/15/13		472,000	482,126
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (g)		2,130,000	2,098,050
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	355,200
Lubrizol Corp. 8.875% 2/1/19		948,000	971,966
Momentive Performance Materials, Inc. 9.75% 12/1/14		5,500,000	2,145,000
Nalco Co.:
7.75% 11/15/11		2,105,000	2,078,688
8.875% 11/15/13		1,270,000	1,231,900
NOVA Chemicals Corp.:
5.72% 11/15/13 (m)		1,330,000	877,800
6.5% 1/15/12		4,110,000	3,257,175
Pliant Corp. 11.35% 6/15/09 (e)		60,320	12,667
PolyOne Corp. 8.875% 5/1/12		1,410,000	571,050
Westlake Chemical Corp. 6.625% 1/15/16		2,620,000	1,519,600
			18,575,422
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,308,551
Containers & Packaging - 0.2%
Ball Corp. 6.625% 3/15/18		995,000	960,175
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
BWAY Corp. 10% 10/15/10		$ 940,000	$ 878,900
Cascades, Inc. 7.25% 2/15/13		740,000	423,650
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		700,000	705,250
Crown Cork & Seal, Inc.:
7.375% 12/15/26		4,250,000	3,527,500
8% 4/15/23		335,000	299,825
Graphic Packaging International, Inc. 8.5% 8/15/11		1,005,000	886,913
Greif, Inc. 6.75% 2/1/17		4,050,000	3,543,750
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13		1,840,000	1,867,600
Owens-Illinois, Inc. 7.8% 5/15/18		985,000	945,600
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,592,448
6.4% 1/15/18		1,749,000	1,426,049
Rock-Tenn Co. 9.25% 3/15/16 (g)		2,215,000	2,192,850
Sealed Air Corp. 6.95% 5/15/09 (g)		649,000	651,717
Vitro SAB de CV 8.625% 2/1/12 (b)		3,925,000	981,250
			20,883,477
Metals & Mining - 0.7%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12		1,975,000	2,019,718
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)		2,002,000	2,061,217
Evraz Group SA:
8.875% 4/24/13 (g)		5,705,000	3,423,000
9.5% 4/24/18 (g)		715,000	364,650
FMG Finance Property Ltd.:
5.2612% 9/1/11 (g)(m)		1,490,000	1,236,700
10% 9/1/13 (g)		7,300,000	6,059,000
10.625% 9/1/16 (g)		1,484,000	1,246,560
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (m)		150,000	109,500
8.25% 4/1/15		7,785,000	6,889,725
8.375% 4/1/17		5,545,000	4,740,975
Novelis, Inc. 7.25% 2/15/15		1,100,000	363,000
Rio Tinto Finance Ltd.:
5.875% 7/15/13		3,264,000	2,966,956
6.5% 7/15/18		9,474,000	8,370,270
7.125% 7/15/28		8,900,000	7,308,324
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.:
6.75% 4/1/15		$ 3,735,000	$ 2,875,950
7.375% 11/1/12		2,000,000	1,720,000
7.75% 4/15/16 (g)		770,000	596,750
United States Steel Corp.:
5.65% 6/1/13		1,484,000	1,214,136
6.65% 6/1/37		3,395,000	2,244,322
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	4,819,047
Vedanta Resources PLC 6.625% 2/22/10 (g)		2,000,000	1,870,000
			62,499,800
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		1,210,000	847,000
Catalyst Paper Corp. 8.625% 6/15/11		1,685,000	775,100
Domtar Corp.:
5.375% 12/1/13		2,260,000	1,548,100
7.125% 8/15/15		2,910,000	1,935,150
Georgia-Pacific Corp.:
7% 1/15/15 (g)		6,505,000	5,984,600
8.125% 5/15/11		3,130,000	3,036,100
8.875% 5/15/31		1,510,000	1,162,700
International Paper Co.:
5.85% 10/30/12		149,000	132,686
7.4% 6/15/14		2,589,000	2,082,602
			17,504,038
TOTAL MATERIALS			120,771,288
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.2%
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	2,757,562
AT&T, Inc.:
5.8% 2/15/19		8,788,000	8,533,983
6.3% 1/15/38		40,171,000	36,086,895
6.7% 11/15/13		1,173,000	1,241,077
6.8% 5/15/36		11,484,000	11,089,961
Axtel SAB de CV 11% 12/15/13		150,000	127,875
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,064,255
British Telecommunications PLC 8.625% 12/15/10		2,717,000	2,831,239
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cincinnati Bell, Inc. 8.375% 1/15/14		$ 4,195,000	$ 3,817,450
Citizens Communications Co.:
6.25% 1/15/13		960,000	868,800
9% 8/15/31		2,500,000	1,825,000
Deutsche Telekom International Financial BV:
5.25% 7/22/13		2,448,000	2,455,829
6.75% 8/20/18		3,629,000	3,712,032
Embarq Corp. 6.738% 6/1/13		1,430,000	1,344,200
Global Village Telecom Finance LLC 12% 6/30/11		682,500	679,088
Indosat Finance Co. BV 7.75% 11/5/10		610,000	591,700
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	2,627,000
7.625% 4/15/12		6,930,000	5,613,300
11.25% 6/15/16		1,975,000	1,866,375
Level 3 Financing, Inc.:
5.485% 2/15/15 (m)		255,000	122,400
8.75% 2/15/17		1,745,000	999,013
9.25% 11/1/14		665,000	422,275
Qwest Capital Funding, Inc. 7.25% 2/15/11		1,525,000	1,448,750
Qwest Communications International, Inc.:
7.5% 2/15/14		370,000	313,575
7.5% 2/15/14		1,310,000	1,110,225
Qwest Corp.:
5.2463% 6/15/13 (m)		1,870,000	1,584,825
6.5% 6/1/17		1,925,000	1,578,500
7.5% 10/1/14		2,720,000	2,448,000
7.625% 6/15/15		2,670,000	2,382,975
8.875% 3/15/12		4,280,000	4,215,800
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,150,852
5.875% 2/1/12		2,733,000	2,824,012
5.875% 8/15/12		978,000	1,014,591
6.15% 9/15/34		350,000	310,859
6.45% 6/15/34		370,000	339,657
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,330,000	1,044,050
Sprint Capital Corp.:
6.875% 11/15/28		17,440,000	9,635,600
7.625% 1/30/11		2,685,000	2,329,238
8.375% 3/15/12		1,510,000	1,223,100
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.: - continued
8.75% 3/15/32		$ 165,000	$ 99,413
Telecom Italia Capital SA:
4% 1/15/10		4,890,000	4,805,031
4.95% 9/30/14		3,208,000	2,763,567
5.25% 10/1/15		4,726,000	3,986,636
6.999% 6/4/18		1,793,000	1,618,087
7.2% 7/18/36		8,860,000	7,181,863
Telefonica Emisiones SAU:
1.555% 2/4/13 (m)		2,403,000	2,064,549
6.421% 6/20/16		1,162,000	1,180,628
7.045% 6/20/36		4,999,000	5,096,141
Telefonos de Mexico SA de CV 4.75% 1/27/10		6,202,000	6,264,020
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,595,763
U.S. West Communications:
6.875% 9/15/33		1,540,000	1,031,800
7.5% 6/15/23		3,760,000	2,744,800
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	5,940,552
6.25% 4/1/37		2,348,000	2,160,944
6.4% 2/15/38		7,621,000	7,150,380
6.9% 4/15/38		6,295,000	6,259,144
Verizon Global Funding Corp.:
7.25% 12/1/10		2,741,000	2,894,507
7.75% 12/1/30		5,296,000	5,444,616
Verizon New England, Inc. 6.5% 9/15/11		891,000	916,246
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,710,729
			202,541,334
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV:
4.125% 3/1/09		1,215,000	1,215,000
5.625% 11/15/17		1,809,000	1,681,836
Cricket Communications, Inc.:
9.375% 11/1/14		2,290,000	2,089,625
10% 7/15/15 (g)		2,130,000	1,959,600
Crown Castle International Corp. 9% 1/15/15		2,315,000	2,257,125
Digicel Group Ltd.:
8.875% 1/15/15 (g)		10,810,000	7,891,300
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
9.125% 1/15/15 pay-in-kind (g)(m)		$ 2,575,000	$ 1,802,500
9.25% 9/1/12 (g)		4,765,000	4,288,500
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15		3,195,000	2,899,463
7.625% 5/15/16		1,415,000	1,358,400
8.375% 3/15/13		3,395,000	3,420,463
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		5,450,000	5,000,375
11.5% 6/15/16 (g)		5,765,000	5,347,038
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (g)		7,125,000	6,626,250
8.875% 1/15/15 (g)		550,000	510,125
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	3,836,700
9.25% 11/1/14 (g)		1,560,000	1,466,400
Millicom International Cellular SA 10% 12/1/13		1,810,000	1,764,750
Mobile Telesystems Finance SA 8% 1/28/12 (g)		5,079,000	4,190,175
Nextel Communications, Inc.:
5.95% 3/15/14		3,495,000	1,642,650
6.875% 10/31/13		8,140,000	3,866,500
7.375% 8/1/15		640,000	294,400
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)		3,800,000	2,280,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		2,820,000	1,240,800
Sprint Nextel Corp. 6% 12/1/16		6,080,000	3,952,000
Telecom Personal SA 9.25% 12/22/10 (g)		4,120,000	3,883,100
Verizon Wireless Capital LLC:
5.55% 2/1/14 (g)		2,374,000	2,360,202
8.5% 11/15/18 (g)		3,519,000	3,961,363
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		4,575,000	3,122,438
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		1,020,000	571,200
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,302,022
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
5.5% 6/15/11		$ 2,760,000	$ 2,798,902
7.75% 2/15/10		1,848,000	1,920,706
			93,801,908
TOTAL TELECOMMUNICATION SERVICES			296,343,242
UTILITIES - 3.1%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17		2,987,000	2,913,185
Cleveland Electric Illuminating Co.:
5.65% 12/15/13		4,113,000	3,916,411
8.875% 11/15/18		1,183,000	1,306,938
Commonwealth Edison Co.:
5.4% 12/15/11		3,665,000	3,727,232
5.8% 3/15/18		10,485,000	9,959,775
6.15% 9/15/17		5,140,000	4,999,591
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	4,751,881
6.05% 4/15/38		4,552,000	4,700,941
7% 11/15/18		626,000	714,856
Edison Mission Energy:
7% 5/15/17		2,095,000	1,770,275
7.2% 5/15/19		4,865,000	4,050,113
7.625% 5/15/27		2,615,000	1,935,100
EDP Finance BV:
5.375% 11/2/12 (g)		1,993,000	1,959,723
6% 2/2/18 (g)		9,619,000	8,932,502
Enel Finance International SA:
5.7% 1/15/13 (g)		834,000	825,810
6.25% 9/15/17 (g)		2,667,000	2,345,805
6.8% 9/15/37 (g)		16,141,000	12,946,858
Energy Future Holdings:
10.875% 11/1/17		4,420,000	2,629,900
12% 11/1/17 pay-in-kind (m)		7,005,000	2,804,335
Exelon Corp.:
4.9% 6/15/15		3,200,000	2,746,659
6.75% 5/1/11		665,000	665,077
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 6.45% 11/15/11		$ 1,973,000	$ 1,970,928
FPL Group Capital, Inc. 7.875% 12/15/15		1,547,000	1,748,407
Illinois Power Co. 6.125% 11/15/17		3,112,000	2,928,146
Intergen NV 9% 6/30/17 (g)		6,405,000	6,020,700
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)		4,440,000	4,084,800
Jersey Central Power & Light Co. 7.35% 2/1/19		1,763,000	1,769,830
Majapahit Holding BV 7.75% 10/17/16		840,000	571,200
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	1,036,150
8.5% 10/1/21		3,570,000	2,463,300
9.125% 5/1/31		2,460,000	1,722,000
National Power Corp. 6.875% 11/2/16 (g)		2,005,000	1,784,450
Nevada Power Co.:
6.5% 5/15/18		790,000	745,918
6.5% 8/1/18		1,570,000	1,481,075
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,729,856
Oncor Electric Delivery Co. LLC 5.95% 9/1/13 (g)		3,617,000	3,549,337
Orion Power Holdings, Inc. 12% 5/1/10		70,000	71,838
PacifiCorp 6% 1/15/39		1,205,000	1,190,870
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	700,130
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,180,334
6.125% 6/1/17		600,000	531,531
6.45% 8/15/12		3,730,000	3,641,748
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)		8,250,000	4,950,000
Progress Energy, Inc. 7.1% 3/1/11		3,385,000	3,476,984
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,509,635
Southern California Edison Co. 5.95% 2/1/38		3,750,000	3,841,485
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	12,664,575
West Penn Power Co. 5.95% 12/15/17 (g)		314,000	277,648
Wisconsin Electric Power Co. 6.25% 12/1/15		3,012,000	3,199,645
			153,445,487
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		1,365,000	853,125
8.75% 2/15/12		1,325,000	1,106,375
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,250,000	675,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Intergas Finance BV: - continued
6.875% 11/4/11 (Reg. S)		$ 3,395,000	$ 2,410,450
Southern Natural Gas Co. 5.9% 4/1/17 (g)		442,000	377,112
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,206,315
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		2,855,000	1,663,038
			10,291,415
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14		5,400,000	4,779,000
7.75% 10/15/15		3,210,000	2,808,750
8% 10/15/17		1,615,000	1,372,750
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,241,200
Constellation Energy Group, Inc. 7% 4/1/12		6,444,000	6,273,176
Duke Capital LLC 5.668% 8/15/14		2,055,000	1,896,740
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,411,446
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,820,000
NRG Energy, Inc.:
7.25% 2/1/14		6,090,000	5,755,050
7.375% 2/1/16		3,750,000	3,506,250
7.375% 1/15/17		4,070,000	3,764,750
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	5,972,049
Reliant Energy, Inc.:
6.75% 12/15/14		1,940,000	1,726,600
7.625% 6/15/14		4,570,000	3,290,400
7.875% 6/15/17		745,000	536,400
Tenaska Alabama Partners LP 7% 6/30/21 (g)		444,022	364,098
TXU Corp. 5.55% 11/15/14		3,140,000	1,570,000
			56,088,659
Multi-Utilities - 0.8%
Aquila, Inc. 11.875% 7/1/12 (m)		155,000	162,750
CenterPoint Energy, Inc. 5.95% 2/1/17		1,788,000	1,458,212
CMS Energy Corp.:
6.3% 2/1/12		1,865,000	1,753,100
6.55% 7/17/17		5,620,000	4,959,139
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	3,954,869
6.3% 9/30/66 (m)		3,991,000	2,354,690
7.5% 6/30/66 (m)		14,890,000	9,678,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co. 7.05% 6/1/11		$ 984,000	$ 993,192
KeySpan Corp. 7.625% 11/15/10		494,000	514,895
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		5,000,000	4,967,340
5.875% 10/1/12		2,921,000	3,009,758
6.5% 9/15/37		17,430,000	16,806,424
National Grid PLC 6.3% 8/1/16		1,477,000	1,410,279
NiSource Finance Corp.:
5.25% 9/15/17		2,268,000	1,670,677
5.4% 7/15/14		1,347,000	1,057,647
5.45% 9/15/20		2,539,000	1,738,606
6.4% 3/15/18		1,547,000	1,214,492
6.8% 1/15/19		10,000,000	7,841,830
7.875% 11/15/10		1,022,000	1,000,920
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		6,172,000	3,764,920
WPS Resources Corp. 6.11% 12/1/66 (m)		882,000	467,460
			70,779,700
TOTAL UTILITIES			290,605,261
TOTAL NONCONVERTIBLE BONDS			2,668,085,100
TOTAL CORPORATE BONDS (Cost $2,999,417,754)			2,676,091,011
U.S. Government and Government Agency Obligations - 9.5%

U.S. Government Agency Obligations - 1.3%
Fannie Mae:
4.375% 7/17/13 (j)		8,745,000	9,385,834
4.75% 11/19/12		24,650,000	26,932,861
5% 2/16/12		8,000,000	8,697,500
Federal Home Loan Bank 3.625% 5/29/13		15,625,000	16,291,563
Freddie Mac 5.25% 7/18/11 (f)		50,000,000	54,188,650
Tennessee Valley Authority 5.375% 4/1/56		385,000	417,578
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			115,913,986
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		$ 81,915,792	$ 78,002,411
2% 1/15/14 (j)		321,183,014	319,796,982
2% 7/15/14		72,520,500	72,230,366
2.625% 7/15/17		136,327,632	139,291,286
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			609,321,045
U.S. Treasury Obligations - 1.6%
U.S. Treasury Bonds 4.5% 5/15/38		20,000,000	22,706,240
U.S. Treasury Notes:
0.875% 1/31/11		22,879,000	22,829,810
1.25% 11/30/10		21,871,000	21,973,575
4.125% 8/31/12		35,285,000	38,314,535
4.5% 9/30/11 (j)		41,855,000	45,321,096
TOTAL U.S. TREASURY OBLIGATIONS			151,145,256
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $869,366,250)			876,380,287
U.S. Government Agency - Mortgage Securities - 16.2%

Fannie Mae - 14.4%
3.998% 10/1/33 (m)		1,408,190	1,409,113
4.32% 5/1/35 (m)		2,238,319	2,268,758
4.5% 4/1/20		2,109,339	2,168,437
4.98% 5/1/35 (m)		2,403,278	2,420,522
5% 8/1/18 to 9/1/38		65,675,694	67,222,494
5% 3/1/39 (h)		60,000,000	61,040,334
5% 3/12/39 (h)		124,000,000	126,150,024
5.291% 12/1/35 (m)		1,120,738	1,156,173
5.301% 2/1/36 (m)		1,966,096	2,030,537
5.5% 10/1/17 to 11/1/37		437,705,605	451,521,309
5.5% 3/12/39 (h)		192,000,000	196,690,675
5.593% 7/1/37 (m)		1,261,204	1,301,419
6% 6/1/22 to 3/1/38		279,636,957	290,581,477
6% 3/12/39 (h)(i)		11,000,000	11,362,962
6% 4/13/39 (h)		11,000,000	11,336,750
6.013% 4/1/36 (m)		980,834	1,019,500
6.243% 6/1/36 (m)		390,322	396,666
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
6.328% 4/1/36 (m)		$ 968,701	$ 1,008,207
6.5% 12/1/34 to 8/1/37		28,981,624	30,445,771
6.5% 3/12/39 (h)		18,000,000	18,818,779
6.5% 3/12/39 (h)		25,000,000	26,137,193
6.5% 3/12/39 (h)		25,000,000	26,137,193
TOTAL FANNIE MAE			1,332,624,293
Freddie Mac - 1.8%
4.397% 1/1/35 (m)		4,353,621	4,402,484
4.62% 2/1/35 (m)		4,501,907	4,564,792
4.722% 10/1/35 (m)		9,838,692	10,075,804
5% 4/1/38		4,755,058	4,842,149
5.5% 11/1/17		3,531,257	3,688,046
5.694% 10/1/35 (m)		705,217	734,968
5.86% 6/1/36 (m)		1,112,739	1,153,661
5.977% 6/1/36 (m)		1,009,972	1,047,889
6% 11/1/33 to 2/1/38		126,226,654	131,202,487
6.101% 6/1/36 (m)		1,081,085	1,124,948
TOTAL FREDDIE MAC			162,837,228
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,471,224,945)			1,495,461,521
Asset-Backed Securities - 2.4%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (m)		101,177	36,060
Series 2005-1 Class M1, 0.9438% 4/25/35 (m)		1,864,711	1,099,935
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (m)		834,320	6,424
Class M8, 1.3238% 7/25/36 (m)		413,416	2,191
Class M9, 2.1738% 7/25/36 (m)		273,171	956
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (m)		274	272
Class M2, 3.0988% 6/25/33 (m)		124,416	86,484
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (m)		296,980	262,992
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (m)		621,729	270,623
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (m)		262,278	214,819
Asset-Backed Securities - continued
		Principal Amount (c)	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (m)		$ 46,039	$ 41,924
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (m)		362,526	11,166
Class M4, 0.8738% 5/25/36 (m)		306,360	6,464
Class M5, 0.9138% 5/25/36 (m)		445,413	6,948
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (m)		170,200	6,961
Class M5, 0.8638% 4/25/36 (m)		161,690	5,546
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.6% 5/20/13 (m)		5,000,000	3,750,000
Series 2006-A6 Class A6, 0.5% 9/20/13 (m)		4,980,000	3,599,429
Series 2006-A7 Class A7, 0.49% 10/20/12 (m)		5,440,000	4,352,000
Series 2006-C1 Class C1, 0.95% 10/20/14 (m)		1,190,209	83,315
Series 2007-A1 Class A, 0.52% 1/20/15 (m)		3,650,000	2,715,892
Series 2007-A4 Class A4, 0.5% 4/22/13 (m)		4,362,056	3,227,921
Series 2007-B1 Class B, 0.72% 12/22/14 (m)		2,519,130	377,870
Series 2007-D1 Class D, 1.87% 1/22/13 (g)(m)		2,590,000	181,300
Airspeed Ltd. Series 2007-1A Class C1, 2.955% 6/15/32 (g)(m)		4,638,614	1,531,207
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (g)(m)		977,623	964,333
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (g)(m)		248,211	225,329
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10		565,295	561,409
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (g)		2,052,284	1,026,142
Ameriquest Mortgage Securities, Inc. Series 2006-M3:
Class A2A, 0.5238% 10/25/36 (m)		174,459	168,666
Class M7, 1.3238% 10/25/36 (m)		178,903	107
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (m)		162,311	102,721
Series 2004-R10 Class M1, 1.1738% 11/25/34 (m)		678,247	302,113
Series 2004-R11 Class M1, 1.1338% 11/25/34 (m)		583,709	286,459
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (m)		256,662	195,783
Class M3, 1.0238% 4/25/34 (m)		168,238	64,075
Series 2005-R1 Class M1, 0.9238% 3/25/35 (m)		942,227	549,222
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (m)		854,632	585,911
Series 2005-R2 Class M1, 0.9238% 4/25/35 (m)		2,064,696	1,188,757
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (m)		$ 180,534	$ 90,457
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (g)		160,000	74,720
Class G, 9.75% 12/24/37 (g)		210,000	90,216
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.8331% 3/23/19 (g)(m)		270,609	186,194
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (m)		756,685	2,043
Series 2006-M2 Class M7, 1.3738% 9/25/36 (m)		691,710	623
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (m)		47,932	9,699
Series 2004-W11 Class M2, 1.1738% 11/25/34 (m)		561,149	208,074
Series 2004-W5 Class M1, 1.0738% 4/25/34 (m)		679,098	399,723
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (m)		593,998	187,797
Class M2, 1.0738% 5/25/34 (m)		519,110	280,494
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (m)		1,552,054	546,129
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (m)		1,302,881	16,286
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (m)		1,434,123	694,727
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (m)		243,995	108,567
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (m)		536,470	279,306
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (m)		2,668,736	1,156,401
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (m)		236,238	93,496
Class M2, 1.5938% 6/25/34 (m)		415,982	260,422
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (m)		416,700	160,617
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (m)		411,884	5,066
Class M9, 2.6238% 11/25/36 (m)		1,100,343	5,612
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(g)(m)		3,404,000	0
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (m)		3,433,615	3,087,036
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (m)		324,665	197,369
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (m)		643,196	399,887
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (m)		109,148	79,610
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Bear Stearns Asset Backed Securities I Trust: - continued
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (m)		$ 968,438	$ 439,972
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (m)		1,526,312	505,621
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (m)		622,719	476,529
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (m)		2,297,111	2,053,732
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (m)		833,767	717,138
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.83% 6/15/10 (m)		630,370	620,914
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,430,929
Class D, 7.16% 1/15/13 (g)		160,000	112,000
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (m)		381,655	355,118
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (g)(m)		2,908,037	2,093,294
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (g)(m)		457,498	114,375
Class B, 1.22% 7/20/39 (g)(m)		263,810	36,933
Class C, 1.57% 7/20/39 (g)(m)		339,379	30,544
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		460,000	349,221
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 1.3925% 1/20/37 (g)(m)		247,632	61,908
Capmark VII Ltd. Series 2006-7A Class H, 2.005% 8/20/36 (g)(m)		500,000	7,500
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (m)		1,140,851	54,875
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (m)		425,500	8,510
Series 2006-NC3 Class M10, 2.4738% 8/25/36 (g)(m)		290,000	3,509
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (m)		186,369	5,051
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (m)		1,802,588	436,376
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (g)(m)		272,783	197,703
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (m)		530,684	478,368
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		341,165	170,583
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (g)(m)		381,669	259,093
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (m)		756,539	9,078
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (m)		765,389	29,391
Asset-Backed Securities - continued
		Principal Amount (c)	Value
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (g)(m)		$ 1,308,498	$ 1,288,430
Class B, 0.735% 7/15/12 (g)(m)		1,308,498	1,234,065
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (m)		604,083	514,250
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (g)		811,000	81
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (m)		51,836	28,291
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (m)		191,202	102,329
Class M1, 0.9738% 6/25/34 (m)		661,567	435,333
Class M4, 1.4438% 4/25/34 (m)		159,822	75,720
Series 2004-4:
Class A, 0.8438% 8/25/34 (m)		41,844	19,779
Class M2, 1.0038% 6/25/34 (m)		587,945	389,121
Series 2005-1:
Class M1, 0.8938% 8/25/35 (m)		512,642	369,619
Class MV2, 0.9138% 7/25/35 (m)		1,414,022	986,244
Series 2005-3 Class MV1, 0.8938% 8/25/35 (m)		2,479,133	2,161,043
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (m)		474,776	392,236
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (g)		152,473	139,128
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		500,000	225,000
Class B2, 2.8163% 12/28/35 (g)(m)		500,000	205,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		100,000	49,080
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (g)		235,000	152,602
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (m)		2,127,160	2,109,814
Series 2006-2 Class B1, 0.575% 1/17/12 (m)		2,908,037	2,606,191
Series 2007-1 Class B, 0.555% 8/15/12 (m)		2,908,037	2,272,265
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (m)		38,916	20,315
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (m)		290,872	72,347
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (m)		4,501,620	1,268,894
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (m)		22,699	11,949
Series 2005-FF9 Class A3, 0.7538% 10/25/35 (m)		8,186,743	6,315,837
Asset-Backed Securities - continued
		Principal Amount (c)	Value
First Franklin Mortgage Loan Trust: - continued
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (m)		$ 488,071	$ 446,946
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (g)		175,902	174,087
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (g)		1,175,000	587,500
Series 2006-C Class D, 6.89% 5/15/13 (g)		915,000	455,213
Series 2007-A Class D, 7.05% 12/15/13 (g)		970,000	485,000
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (m)		2,024,699	1,417,289
Series 2006-4 Class B, 1.005% 6/15/13 (m)		772,878	389,755
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (m)		72,096	20,547
Class M2, 1.2238% 2/25/34 (m)		123,225	78,809
Series 2004-A Class M1, 1.2988% 1/25/34 (m)		1,201,073	641,502
Series 2005-A:
Class M1, 0.9038% 1/25/35 (m)		104,466	96,281
Class M2, 0.9338% 1/25/35 (m)		1,755,783	641,795
Class M3, 0.9638% 1/25/35 (m)		948,695	405,415
Class M4, 1.1538% 1/25/35 (m)		363,547	178,157
Series 2006-A:
Class M4, 0.8738% 5/25/36 (m)		904,613	12,393
Class M5, 0.9738% 5/25/36 (m)		484,559	6,009
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (g)(m)		2,355,568	1,586,990
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (g)(m)		358,980	222,568
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (m)		889,976	622,983
Class C, 0.7013% 9/17/12 (m)		692,033	449,821
Series 2007-1 Class C, 0.7313% 3/15/13 (m)		4,746,708	3,132,827
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (g)		663,436	265,375
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (m)		622,574	303,212
Series 2003-FM1 Class M1, 1.7% 3/20/33 (m)		1,198,060	725,913
Series 2004-AR1:
Class B4, 5% 6/25/34 (g)(m)		421,734	35,446
Class M1, 1.1238% 6/25/34 (m)		2,193,367	833,770
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (m)		407,637	218,135
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (m)		1,048,555	603,482
Asset-Backed Securities - continued
		Principal Amount (c)	Value
GSAMP Trust: - continued
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (m)		$ 574,304	$ 186,424
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (m)		910,059	43,410
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (m)		15,860	7,480
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (m)		354,550	327,574
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (m)		431,287	5,477
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (g)(m)		659,999	296,999
Series 2006-3:
Class B, 0.8738% 9/25/46 (g)(m)		654,930	104,789
Class C, 1.0238% 9/25/46 (g)(m)		1,526,694	183,203
Class E, 2.1238% 9/25/46 (g)(m)		250,000	20,000
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (g)(m)		3,522,970	1,796,715
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (m)		402	83
Series 2003-3 Class M1, 1.7638% 8/25/33 (m)		1,000,143	456,048
Series 2003-4 Class M1, 1.6738% 10/25/33 (m)		296,141	131,148
Series 2003-5:
Class A2, 1.1738% 12/25/33 (m)		32,929	9,681
Class M1, 1.5238% 12/25/33 (m)		342,352	205,821
Series 2003-7 Class A2, 1.2338% 3/25/34 (m)		1,657	343
Series 2003-8 Class M1, 1.5538% 4/25/34 (m)		520,785	241,549
Series 2004-3 Class M2, 2.1738% 8/25/34 (m)		339,306	206,329
Series 2004-7 Class A3, 0.8638% 1/25/35 (m)		613	225
Series 2005-1 Class M1, 0.9038% 5/25/35 (m)		1,304,302	1,165,376
Series 2005-3 Class M1, 0.8838% 8/25/35 (m)		891,676	797,058
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (m)		399,213	352,692
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (m)		3,650,595	2,520,432
Series 2006-3N Class B, 6.5% 8/27/36 (g)		250,000	0
Series 2006-7 Class M4, 0.8538% 1/25/37 (m)		1,147,148	5,277
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (m)		282,530	171,842
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (m)		2,249,874	1,998,269
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (m)		772,678	408,766
Class M2, 0.8494% 1/20/35 (m)		579,586	284,054
Series 2005-3 Class A1, 0.6194% 1/20/35 (m)		406,408	217,447
Series 2006-2:
Class M1, 0.74% 3/20/36 (m)		636,997	333,145
Asset-Backed Securities - continued
		Principal Amount (c)	Value
HSBC Home Equity Loan Trust: - continued
Series 2006-2:
Class M2, 0.76% 3/20/36 (m)		$ 1,053,317	$ 517,160
Series 2006-3 Class A1V, 0.55% 3/20/36 (m)		695,540	663,417
Series 2007-2 Class A3V, 0.69% 7/21/36 (m)		690,000	304,900
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (m)		1,238,035	371,601
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (m)		1,243,141	528,335
Class MV1, 0.7038% 11/25/36 (m)		1,009,797	102,534
Kent Funding III Ltd. Series 2006-3A Class D, 4.2744% 10/29/47 (m)		275,998	2,760
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (m)		1,108,801	861,139
Series 2006-A Class 2A1, 1.4963% 9/27/21 (m)		753,081	733,161
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (g)(m)		268,796	2,688
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (g)		155,068	58,926
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (m)		2,122,500	955,445
Series 2004-2:
Class M1, 1.0038% 6/25/34 (m)		621,570	328,025
Class M2, 1.5538% 6/25/34 (m)		441,864	336,821
Series 2006-9 Class M4, 0.8438% 11/25/36 (m)		362,963	690
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.9038% 5/25/46 (g)(m)		250,000	25,025
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (m)		449,328	16,356
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (m)		211,323	63
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (m)		784,792	32,883
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (g)(m)		5,400,000	4,942,620
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (m)		596,048	382,686
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (m)		163,459	113,828
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (m)		2,601,167	1,844,161
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (m)		1,697,600	781,692
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (m)		43,535	25,207
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (m)		526,800	297,975
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (m)		406,779	235,583
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (m)		57,368	9,951
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (m)		$ 1,030,188	$ 495,317
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (m)		487,793	235,263
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (m)		441,329	150,518
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (m)		399,800	136,232
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (m)		510,600	245,991
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (m)		226,983	499
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (m)		653,412	617,433
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (m)		340,400	3,540
Class M6, 0.9238% 6/25/36 (m)		170,200	936
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (m)		113,179	91,348
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (m)		110,082	73,701
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (m)		59,802	47,589
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (m)		26,351	7,296
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (m)		102,607	83,879
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (m)		650,076	366,098
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (g)(m)		555,218	318,707
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (m)		34,465	6,178
Class M1, 1.5538% 8/25/32 (m)		62,886	28,679
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (m)		407,879	200,627
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (m)		340,400	4,221
Series 2007-2 Class A1, 0.5738% 4/25/37 (m)		1,061,392	806,109
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.9363% 8/28/38 (g)(m)		195,000	97,500
Class C1B, 7.696% 8/28/38 (g)		63,000	25,200
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (m)		1,257,070	1,180,458
Series 2006-4 Class A1, 0.5038% 3/25/25 (m)		1,024,183	913,741
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (m)		1,169,060	653,522
Series 2005-4 Class M2, 0.9838% 9/25/35 (m)		1,426,957	212,492
Series 2005-D Class M2, 0.9438% 2/25/36 (m)		297,339	20,100
Newcastle CDO VIII Series 2006-8A Class 10, 2.6384% 11/1/52 (g)(m)		250,000	5,000
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36		264,201	230,268
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (m)		971,842	5,540
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (m)		832,213	753,231
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (g)(m)		$ 566,426	$ 198,249
Series 2006-1A Class A, 1.87% 3/20/11 (g)(m)		1,176,252	470,501
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 1.1238% 11/25/34 (m)		343,974	216,422
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (m)		230,891	205,545
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (m)		322,390	289,145
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (m)		278,447	159,771
Class M3, 1.7238% 9/25/34 (m)		532,896	119,399
Class M4, 1.9238% 9/25/34 (m)		683,353	72,293
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (m)		400,651	66,468
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (m)		1,163,147	850,834
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (m)		1,608,220	944,100
Class M3, 1.2138% 2/25/35 (m)		199,304	80,254
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (m)		771,346	440,701
Class M3, 1.0338% 1/25/35 (m)		478,432	189,062
Class M4, 1.3038% 1/25/35 (m)		1,475,804	227,561
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (m)		1,883,145	73,661
Class M9, 2.3538% 5/25/35 (m)		591,445	17,049
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.5438% 9/25/36 (m)		515,745	492,801
Class M4, 0.8338% 9/25/36 (m)		1,705,404	10,574
Class M5, 0.8638% 9/25/36 (m)		850,149	3,741
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		347,209	208,326
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (g)(m)		3,632,919	1,562,155
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (m)		2,230,620	1,962,444
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.4238% 9/25/46 (g)(m)		250,000	12,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (m)		5,108	919
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (m)		1,890,071	898,831
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (g)(m)		$ 1,073,972	$ 805,586
SIRENS B.V. Series 2007-2 Class A1, 3.06% 4/13/10 (g)(m)		10,000,000	5,056,000
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (m)		1,272,415	572,587
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (g)(m)		1,729,572	1,470,136
Class C, 0.835% 8/15/11 (g)(m)		788,707	591,530
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (m)		234,320	152,288
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (m)		91,238	36,709
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (m)		137,271	60,657
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (m)		2,941	2
Series 2007-BC4 Class A3, 0.6394% 11/25/37 (m)		17,280,940	14,120,927
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (g)(m)		1,308,498	380,258
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (m)		1,905,779	1,443,853
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (m)		5,259,180	4,233,640
Class B, 0.7413% 9/15/11 (m)		3,933,152	1,573,261
Series 2007-AE1:
Class A, 0.555% 1/15/12 (m)		978,480	684,936
Class B, 0.755% 1/15/12 (m)		851,340	340,536
Class C, 1.055% 1/15/12 (m)		1,057,963	317,389
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 0.9113% 3/15/11 (g)(m)		14,070,000	12,663,000
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.555% 6/15/12 (m)		2,873,827	2,069,155
Class B, 0.675% 6/15/12 (m)		3,285,000	1,564,994
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (m)		28,819	5,958
Series 2003-6HE Class A1, 0.9438% 11/25/33 (m)		36,470	12,251
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (g)		225,000	157,500
Class IV, 6.84% 5/22/37 (g)		235,000	117,500
Series 2003-1A Class B2, 5.4802% 12/28/38 (g)		100,000	51,430
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (g)(m)		$ 2,830,256	$ 2,691,398
Series 2006-2:
Class B, 0.605% 10/17/11 (m)		3,424,935	2,996,818
Class C, 0.805% 10/17/11 (m)		3,217,801	2,600,782
Series 2007-1 Class C, 0.8313% 6/15/12 (m)		3,669,172	2,361,147
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (g)		1,390,000	403,100
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.9663% 9/25/26 (g)(m)		400,000	24,000
Series 2006-1A:
Class F, 2.6163% 9/25/26 (g)(m)		250,000	37,500
Class G, 2.8163% 9/25/26 (g)(m)		250,000	30,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)		887,552	89
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (m)		602,848	10,912
Class M7, 1.2738% 10/25/36 (m)		436,393	4,888
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (g)(m)		5,493,886	5,232,470
Series 2006-C2A Class C2, 0.955% 8/15/15 (g)(m)		7,001,177	3,041,873
Series 2006-C3A Class C3A, 0.835% 10/15/13 (g)(m)		4,900,058	3,954,268
Series 2007-A2 Class A2, 0.485% 5/15/14 (g)(m)		12,710,000	10,867,135
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)		4,170,000	3,732,150
Series 2007-C1 Class C1, 0.855% 5/15/14 (g)(m)		4,264,021	2,508,865
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (g)(q)		7,576	0
Series 2006-2 Class A2, 0.5738% 7/25/36 (m)		1,324,453	1,197,108
Series 2007-2 Class A1, 0.5638% 4/25/37 (m)		850,472	701,619
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12		18,076	18,008
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (g)(m)		1,789,540	214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 2.1006% 11/21/40 (g)(m)		305,000	27,450
TOTAL ASSET-BACKED SECURITIES (Cost $251,181,346)			222,142,960
Collateralized Mortgage Obligations - 2.9%
		Principal Amount (c)	Value
Private Sponsor - 2.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (m)		$ 168,114	$ 33,623
Series 2003-9 Class B5, 4.5164% 8/25/18 (g)		286,432	35,804
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (g)(m)		669,567	502,175
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (g)(m)		2,356,249	2,199,205
Class 2M, 1.4375% 2/17/52 (g)(m)		1,602,433	1,439,754
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (g)(m)		1,503,917	638,399
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.2046% 9/25/33 (m)		685,667	545,345
Series 2003-J Class 2A2, 5.2918% 11/25/33 (m)		552,429	448,304
Series 2003-K Class 1A1, 5.2035% 12/25/33 (m)		67,532	54,841
Series 2003-L Class 2A1, 5.3147% 1/25/34 (m)		1,118,510	868,995
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (m)		1,681,393	1,308,463
Series 2004-7 Class 15B4, 5.3053% 8/25/19 (g)(m)		73,243	2,197
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (m)		378,211	308,308
Class 2A2, 5.1951% 2/25/34 (m)		1,560,487	1,272,066
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (m)		75,146	57,231
Class 2A2, 4.0864% 3/25/34 (m)		611,568	456,661
Series 2004-C Class 1A1, 5.971% 4/25/34 (m)		133,233	105,005
Series 2004-D Class 2A1, 3.6163% 5/25/34 (m)		217,390	167,488
Series 2004-F Class 2A6, 4.1429% 7/25/34 (m)		904,000	883,506
Series 2004-J Class 2A1, 4.7597% 11/25/34 (m)		755,983	588,343
Series 2004-L Class 2A1, 4.3695% 1/25/35 (m)		877,302	669,768
Series 2005-H:
Class 1A1, 5.3329% 9/25/35 (m)		214,664	154,609
Class 2A2, 4.8028% 9/25/35 (m)		6,583,973	2,122,757
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(m)(o)		14,022,698	1,170,895
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9867% 8/25/33 (m)		1,828,826	1,245,973
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (m)		3,076,804	1,519,632
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (m)		570,408	316,502
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (m)		725,369	367,492
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (m)		2,496,746	1,872,060
Series 2007-A2 Class 2A1, 5.1795% 7/25/37 (m)		598,964	484,531
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.9419% 8/25/34 (m)		$ 2,199,680	$ 1,780,658
Class A4, 4.399% 8/25/34 (m)		2,024,048	1,619,631
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (m)		103,053	98,081
Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		89,973	16,195
Series 2003-35 Class B, 4.6391% 9/25/18 (m)		154,557	27,047
Series 2003-46 Class 4A1, 4.698% 1/19/34 (m)		20,623,895	16,015,061
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (m)		58,022	28,891
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (m)		126,189	59,142
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (m)		27,743	11,609
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (m)		463,666	220,788
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (m)		735,677	351,429
Class 5A2, 0.7938% 1/25/36 (m)		331,038	132,723
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (m)		115,428	51,191
Class 6M2, 0.9538% 6/25/35 (m)		1,475,123	360,328
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (m)		547,765	278,059
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (m)		173,619	85,622
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (m)		432,238	244,405
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (m)		16,011	9,338
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (m)		32,482	16,778
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (m)		158,048	79,180
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (m)		47,663	21,726
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (m)		29,819	17,765
Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (m)		1,624,058	1,143,398
Series 2003-17 Class B4, 5.389% 6/25/33 (g)(m)		375,900	65,783
Series 2004-3 Class DB4, 5.8394% 4/25/34 (m)		115,752	2,894
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 1.2038% 11/25/35 (m)		$ 19,309,031	$ 8,558,438
Class 2A3, 3.5533% 11/25/35 (m)		9,530,320	4,532,859
Series 2005-56 Class 4A1, 0.7838% 11/25/35 (m)		7,745,884	3,098,353
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (m)		3,434,976	1,784,587
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (g)(m)		250,000	238,546
Class G, 6.78% 3/18/11 (g)(m)		250,000	231,006
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (m)		710,284	578,019
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (m)		57,088	36,075
Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (m)		3,120,318	2,401,924
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (g)(m)		2,858,509	2,193,048
Class C2, 1.6125% 10/18/54 (g)(m)		958,226	479,113
Class M2, 1.3925% 10/18/54 (g)(m)		1,642,941	1,061,668
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (g)		284,999	14,250
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (g)		147,197	14,720
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (g)(m)		2,452,242	1,146,517
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (g)(m)		3,114,490	1,348,761
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (g)(m)		6,010,783	420,755
Series 2006-2 Class C1, 0.94% 12/20/54 (m)		5,352,960	535,296
Series 2006-3 Class C2, 0.97% 12/20/54 (m)		1,124,001	69,238
Series 2006-4:
Class B1, 0.56% 12/20/54 (m)		3,006,923	601,385
Class C1, 0.85% 12/20/54 (m)		1,838,671	128,707
Class M1, 0.64% 12/20/54 (m)		791,600	118,740
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (m)		1,857,563	185,756
Class 1M1, 0.62% 12/20/54 (m)		1,208,420	181,263
Class 2C1, 0.9% 12/20/54 (m)		847,766	84,777
Class 2M1, 0.72% 12/20/54 (m)		1,551,543	248,247
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (m)		2,149,796	214,980
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (m)		$ 430,470	$ 107,617
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.9133% 9/25/34 (m)		392,790	262,124
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (m)		772,837	531,487
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (m)		425,853	190,868
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (g)(m)		609,146	426,402
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (m)		1,955,826	1,114,220
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (m)		156,465	88,842
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (m)		262,302	155,103
Series 2005-1:
Class M4, 1.2238% 4/25/35 (m)		31,031	5,163
Class M5, 1.2438% 4/25/35 (m)		31,031	3,799
Class M6, 1.2938% 4/25/35 (m)		49,633	7,114
Series 2005-3 Class A1, 0.7138% 8/25/35 (m)		621,126	315,313
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (m)		193,911	6,639
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (m)		168,137	13,294
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9482% 8/25/36 (m)		2,600,000	1,550,999
Series 2004-A1 Class 2A1, 4.4964% 2/25/34 (m)		1,727,128	1,420,307
Series 2004-A3 Class 4A1, 4.2896% 7/25/34 (m)		4,644,386	3,826,625
Series 2004-A5 Class 2A1, 4.6116% 12/25/34 (m)		2,929,582	2,384,169
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (m)		5,609,575	4,813,740
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (g)		88,184	87,664
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (g)(m)		496,258	253,505
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.7138% 4/25/36 (m)		20,586,877	8,183,899
Series 2006-5 Class A1A, 0.6638% 7/25/36 (m)		16,806,595	7,040,200
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (m)		74,337	46,046
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (m)		4,656,446	2,249,824
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (m)		$ 9,285,298	$ 3,899,825
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (g)(m)		207,984	114,391
Class C, 0.645% 6/15/22 (g)(m)		1,273,607	636,804
Class D, 0.655% 6/15/22 (g)(m)		490,006	220,503
Class E, 0.665% 6/15/22 (g)(m)		783,771	313,508
Class F, 0.695% 6/15/22 (g)(m)		1,413,171	494,610
Class G, 0.765% 6/15/22 (g)(m)		293,765	88,130
Class H, 0.785% 6/15/22 (g)(m)		588,211	147,053
Class J, 0.825% 6/15/22 (g)(m)		686,246	137,249
Class TM, 0.955% 6/15/22 (g)(m)		8,861,703	5,449,947
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (m)		222,368	129,341
Series 2003-B Class A1, 0.8138% 4/25/28 (m)		236,625	138,055
Series 2003-D Class A, 0.7838% 8/25/28 (m)		200,731	128,719
Series 2003-E Class A2, 2.0813% 10/25/28 (m)		334,767	199,756
Series 2003-F Class A2, 3.805% 10/25/28 (m)		268,889	161,084
Series 2004-A Class A2, 3.715% 4/25/29 (m)		309,158	191,359
Series 2004-B Class A2, 2.8388% 6/25/29 (m)		235,926	139,555
Series 2004-C Class A2, 2.15% 7/25/29 (m)		272,792	161,914
Series 2004-D Class A2, 3.4625% 9/25/29 (m)		231,914	137,294
Series 2004-E:
Class A2B, 3.825% 11/25/29 (m)		548,970	350,607
Class A2D, 4.015% 11/25/29 (m)		79,613	46,645
Series 2004-G Class A2, 3.48% 11/25/29 (m)		265,401	160,095
Series 2005-A Class A2, 3.3525% 2/25/30 (m)		256,534	154,361
Series 2005-B Class A2, 2.7988% 7/25/30 (m)		783,850	488,560
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (m)		1,629,665	7,659
Series 2004-A4 Class A1, 4.2286% 8/25/34 (m)		3,097,401	2,369,107
Series 2005-A2:
Class A2, 4.4861% 2/25/35 (m)		1,920,050	1,510,920
Class A7, 4.4861% 2/25/35 (m)		2,934,000	1,897,522
Series 2006-A6 Class A4, 5.3897% 10/25/33 (m)		2,645,682	2,156,188
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		90,000	56,133
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (m)		282,580	184,095
Class A2, 0.9238% 12/25/34 (m)		382,252	265,692
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
MortgageIT Trust floater: - continued
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (m)		$ 322,450	$ 213,152
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (m)		3,256,826	1,593,505
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (m)		2,444,072	115,116
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (m)		2,052,272	1,389,912
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (m)		522,174	386,409
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (m)		4,330,310	3,452,388
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7988% 7/10/35 (g)(m)		1,364,013	663,592
Series 2003-CB1:
Class B3, 1.8988% 6/10/35 (g)(m)		1,051,728	562,675
Class B4, 2.0988% 6/10/35 (g)(m)		25,769	13,279
Class B5, 2.6988% 6/10/35 (g)(m)		19,327	9,625
Class B6, 3.1988% 6/10/35 (g)(m)		9,663	4,740
Series 2004-A:
Class B4, 1.6488% 2/10/36 (g)(m)		801,714	277,714
Class B5, 2.1488% 2/10/36 (g)(m)		534,424	171,390
Series 2004-B:
Class B4, 1.5488% 2/10/36 (g)(m)		347,729	95,799
Class B5, 1.9988% 2/10/36 (g)(m)		269,291	66,811
Class B6, 2.4488% 2/10/36 (g)(m)		93,939	19,323
Series 2004-C:
Class B4, 1.3988% 9/10/36 (g)(m)		447,045	131,118
Class B5, 1.7988% 9/10/36 (g)(m)		501,280	134,493
Class B6, 2.1988% 9/10/36 (g)(m)		111,008	24,322
Residential Accredit Loans, Inc. floater:
Series 2005-QO5 Class A1, 3.053% 1/25/46 (m)		18,179,862	7,271,945
Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (m)		1,727,752	1,331,959
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31		244,829	216,286
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (m)		250,109	183,437
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (m)		1,666,536	1,353,838
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (g)(m)		274,253	205,733
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.8113% 2/15/39 (g)(m)		$ 493,213	$ 15,092
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (g)(m)		62,089	60,511
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (m)		449,317	273,868
Series 2004-1 Class A, 1.8888% 2/20/34 (m)		160,452	102,755
Series 2004-10 Class A4, 4.5188% 11/20/34 (m)		232,293	143,694
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (m)		700,618	430,664
Series 2004-3 Class A, 3.885% 5/20/34 (m)		219,934	134,340
Series 2004-4 Class A, 4.4388% 5/20/34 (m)		840,481	523,025
Series 2004-5 Class A3, 2.9113% 6/20/34 (m)		329,436	201,470
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (m)		252,865	162,175
Class A3B, 2.3038% 7/20/34 (m)		48,308	29,687
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (m)		254,970	152,736
Class A3B, 2.1388% 7/20/34 (m)		31,415	18,420
Series 2004-8 Class A2, 2.15% 9/20/34 (m)		633,214	410,145
Series 2005-1 Class A2, 1.8388% 2/20/35 (m)		424,534	262,968
Series 2005-2 Class A2, 2.03% 3/20/35 (m)		530,367	318,888
Series 2005-3 Class A1, 0.67% 5/20/35 (m)		257,601	138,376
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (m)		525,918	6,890
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.6638% 7/25/46 (m)		33,149,163	11,551,734
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (g)(m)		94,289	39,962
Series 2003-15A Class 4A, 5.4533% 4/25/33 (m)		1,522,738	1,234,565
Series 2003-20 Class 1A1, 5.5% 7/25/33		986,077	844,845
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (m)		3,273,627	1,668,966
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (m)		151,596	145,084
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (m)		61,442	59,389
Series 2003-AR10 Class A7, 4.669% 10/25/33 (m)		7,514,841	4,718,267
Series 2003-AR8 Class A, 4.2743% 8/25/33 (m)		1,538,523	1,238,901
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (m)		434,000	429,769
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2005-AR3 Class A2, 4.6384% 3/25/35 (m)		$ 4,418,573	$ 3,554,631
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (g)		281,036	35,129
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (m)		1,565,869	1,247,420
Series 2004-H Class A1, 4.5322% 6/25/34 (m)		3,948,143	3,212,681
Series 2004-W:
Class A1, 4.5429% 11/25/34 (m)		1,467,787	1,171,251
Class A9, 4.5429% 11/25/34 (m)		3,483,000	2,190,783
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (m)		3,544,959	2,765,093
Series 2005-AR12:
Class 2A5, 4.313% 7/25/35 (m)		9,260,000	6,044,267
Class 2A6, 4.313% 7/25/35 (m)		1,525,312	1,165,355
Series 2005-AR2 Class 1A2, 4.6413% 3/25/35 (m)		5,056,021	2,055,045
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (m)		2,847,646	2,191,787
TOTAL PRIVATE SPONSOR			203,545,523
U.S. Government Agency - 0.7%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		3,983,879	4,147,664
Series 2002-9 Class PC, 6% 3/25/17		602,367	631,770
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	50,478,353
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,715,530
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,758,692
TOTAL U.S. GOVERNMENT AGENCY			66,732,009
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $295,569,894)			270,277,532
Commercial Mortgage Securities - 2.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.934% 2/14/29 (g)(m)		750,000	654,414
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,076,120
Class B5, 7.525% 4/14/29		129,000	18,496
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Asset Securitization Corp.: - continued
Series 1997-D5 Class A7, 7.6581% 2/14/43 (m)		$ 795,000	$ 471,088
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.2006% 2/10/51 (g)(m)		125,000	22,500
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42		656,131	609,058
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	3,132,009
Series 2004-1 Class F, 5.279% 11/10/39 (g)		185,000	40,700
Series 2004-5 Class G, 5.2128% 11/10/41 (g)(m)		135,000	32,560
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (g)(m)		615,784	277,103
Class G, 0.9913% 3/15/22 (g)(m)		399,119	151,665
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (g)(m)		1,584,902	713,206
Class G, 0.785% 10/15/19 (g)(m)		1,079,579	377,853
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (g)(m)		105,413	60,612
Series 2004-1:
Class A, 0.8338% 4/25/34 (g)(m)		1,375,770	1,031,828
Class B, 2.3738% 4/25/34 (g)(m)		152,869	57,326
Class M1, 1.0338% 4/25/34 (g)(m)		123,900	77,438
Class M2, 1.6738% 4/25/34 (g)(m)		111,568	58,573
Series 2004-2:
Class A, 0.9038% 8/25/34 (g)(m)		1,037,546	830,037
Class M1, 1.0538% 8/25/34 (g)(m)		236,218	147,636
Series 2004-3:
Class A1, 0.8438% 1/25/35 (g)(m)		2,094,757	1,518,699
Class A2, 0.8938% 1/25/35 (g)(m)		301,604	211,123
Class M1, 0.9738% 1/25/35 (g)(m)		362,437	235,584
Class M2, 1.4738% 1/25/35 (g)(m)		234,533	128,993
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (g)(m)		1,533,772	1,073,641
Class M1, 0.9038% 8/25/35 (g)(m)		113,802	45,521
Class M2, 0.9538% 8/25/35 (g)(m)		187,697	75,079
Class M3, 0.9738% 8/25/35 (g)(m)		103,848	36,347
Class M4, 1.0838% 8/25/35 (g)(m)		95,329	28,599
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (g)(m)		835,995	543,397
Class A2, 0.8738% 11/25/35 (g)(m)		541,981	352,288
Class M1, 0.9138% 11/25/35 (g)(m)		98,877	37,573
Class M2, 0.9638% 11/25/35 (g)(m)		125,535	47,703
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A:
Class M3, 0.9838% 11/25/35 (g)(m)		$ 112,351	$ 39,323
Class M4, 1.0738% 11/25/35 (g)(m)		139,979	48,993
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (g)(m)		1,965,431	1,130,123
Class B1, 1.8738% 1/25/36 (g)(m)		169,847	59,446
Class M1, 0.9238% 1/25/36 (g)(m)		634,010	364,556
Class M2, 0.9438% 1/25/36 (g)(m)		190,203	104,612
Class M3, 0.9738% 1/25/36 (g)(m)		277,777	138,888
Class M4, 1.0838% 1/25/36 (g)(m)		153,626	72,972
Class M5, 1.1238% 1/25/36 (g)(m)		153,626	69,132
Class M6, 1.1738% 1/25/36 (g)(m)		163,168	68,530
Series 2006-1:
Class A2, 0.8338% 4/25/36 (g)(m)		305,761	201,191
Class M1, 0.8538% 4/25/36 (g)(m)		109,358	54,679
Class M2, 0.8738% 4/25/36 (g)(m)		115,544	51,995
Class M3, 0.8938% 4/25/36 (g)(m)		99,417	41,755
Class M4, 0.9938% 4/25/36 (g)(m)		56,336	30,568
Class M5, 1.0338% 4/25/36 (g)(m)		54,679	20,778
Class M6, 1.1138% 4/25/36 (g)(m)		109,027	56,476
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (g)(m)		3,000,565	2,400,452
Class A2, 0.7538% 7/25/36 (g)(m)		270,892	216,714
Class B1, 1.3438% 7/25/36 (g)(m)		101,425	20,285
Class B3, 3.1738% 7/25/36 (g)(m)		153,239	30,648
Class M1, 0.7838% 7/25/36 (g)(m)		284,222	142,111
Class M2, 0.8038% 7/25/36 (g)(m)		200,532	96,255
Class M3, 0.8238% 7/25/36 (g)(m)		166,337	74,852
Class M4, 0.8938% 7/25/36 (g)(m)		112,321	44,929
Class M5, 0.9438% 7/25/36 (g)(m)		138,054	48,319
Class M6, 1.0138% 7/25/36 (g)(m)		205,980	72,093
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (g)(m)		175,670	54,282
Class B2, 1.8238% 10/25/36 (g)(m)		126,704	37,238
Class B3, 3.0738% 10/25/36 (g)(m)		206,190	45,774
Class M4, 0.9038% 10/25/36 (g)(m)		194,147	84,551
Class M5, 0.9538% 10/25/36 (g)(m)		232,423	92,969
Class M6, 1.0338% 10/25/36 (g)(m)		454,946	170,605
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (g)(m)		837,549	569,701
Class A2, 0.7438% 12/25/36 (g)(m)		3,774,737	2,618,912
Class B1, 1.1738% 12/25/36 (g)(m)		131,768	26,354
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class B2, 1.7238% 12/25/36 (g)(m)		$ 136,357	$ 62,806
Class B3, 2.9238% 12/25/36 (g)(m)		229,126	100,838
Class M1, 0.7638% 12/25/36 (g)(m)		272,715	175,083
Class M2, 0.7838% 12/25/36 (g)(m)		183,427	115,559
Class M3, 0.8138% 12/25/36 (g)(m)		185,786	78,030
Class M4, 0.8738% 12/25/36 (g)(m)		222,630	89,052
Class M5, 0.9138% 12/25/36 (g)(m)		204,142	81,657
Class M6, 0.9938% 12/25/36 (g)(m)		183,427	101,949
Series 2007-1:
Class A2, 0.7438% 3/25/37 (g)(m)		709,889	408,186
Class B1, 1.1438% 3/25/37 (g)(m)		231,817	81,136
Class B2, 1.6238% 3/25/37 (g)(m)		167,666	53,234
Class B3, 3.8238% 3/25/37 (g)(m)		452,058	132,227
Class M1, 0.7438% 3/25/37 (g)(m)		202,261	109,727
Class M2, 0.7638% 3/25/37 (g)(m)		151,730	78,520
Class M3, 0.7938% 3/25/37 (g)(m)		135,113	67,556
Class M4, 0.8438% 3/25/37 (g)(m)		112,367	53,936
Class M5, 0.8938% 3/25/37 (g)(m)		169,028	76,062
Class M6, 0.9738% 3/25/37 (g)(m)		236,176	94,470
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (g)(m)		629,103	380,608
Class A2, 0.7938% 7/25/37 (g)(m)		589,218	363,842
Class B1, 2.0738% 7/25/37 (g)(m)		184,621	58,617
Class B2, 2.7238% 7/25/37 (g)(m)		159,995	49,599
Class B3, 3.8238% 7/25/37 (g)(m)		179,938	53,981
Class M1, 0.8438% 7/25/37 (g)(m)		210,003	113,927
Class M2, 0.8838% 7/25/37 (g)(m)		117,844	60,984
Class M3, 0.9638% 7/25/37 (g)(m)		119,354	58,782
Class M4, 1.1238% 7/25/37 (g)(m)		229,795	95,939
Class M5, 1.2238% 7/25/37 (g)(m)		203,205	79,758
Class M6, 1.4738% 7/25/37 (g)(m)		257,896	94,777
Series 2007-3:
Class A2, 0.7638% 7/25/37 (g)(m)		1,043,924	775,426
Class B1, 1.4238% 7/25/37 (g)(m)		168,947	80,436
Class B2, 2.0738% 7/25/37 (g)(m)		416,784	198,472
Class B3, 4.4738% 7/25/37 (g)(m)		226,552	103,942
Class M1, 0.7838% 7/25/37 (g)(m)		150,351	87,279
Class M2, 0.8138% 7/25/37 (g)(m)		160,462	90,051
Class M3, 0.8438% 7/25/37 (g)(m)		247,916	130,825
Class M4, 0.9738% 7/25/37 (g)(m)		389,863	204,015
Class M5, 1.0738% 7/25/37 (g)(m)		206,946	106,267
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M6, 1.2738% 7/25/37 (g)(m)		$ 157,573	$ 79,984
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (g)(m)		230,481	73,178
Class B2, 3.9238% 9/25/37 (g)(m)		819,058	239,574
Class M1, 1.4238% 9/25/37 (g)(m)		220,581	110,290
Class M2, 1.5238% 9/25/37 (g)(m)		220,581	99,261
Class M4, 2.0738% 9/25/37 (g)(m)		550,988	220,395
Class M5, 2.2238% 9/25/37 (g)(m)		550,988	206,621
Class M6, 2.4238% 9/25/37 (g)(m)		551,762	193,117
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (g)(m)		805,386	459,635
Class H, 1.1113% 3/15/19 (g)(m)		541,917	243,863
Class J, 1.3113% 3/15/19 (g)(m)		407,118	162,847
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (g)(m)		417,330	259,207
Class E, 0.755% 3/15/22 (g)(m)		2,167,157	1,270,796
Class F, 0.805% 3/15/22 (g)(m)		1,328,922	744,421
Class G, 0.855% 3/15/22 (g)(m)		341,549	185,624
Class H, 1.005% 3/15/22 (g)(m)		417,330	187,799
Class J, 1.155% 3/15/22 (g)(m)		417,330	166,932
Series 1999-C1:
Class G, 5.64% 2/14/31 (g)		60,000	40,947
Class I, 5.64% 2/14/31 (g)		170,000	20,400
Series 2007-BBA8:
Class K, 1.655% 3/15/22 (g)(m)		105,000	42,000
Class L, 2.355% 3/15/22 (g)(m)		214,000	64,200
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (g)(m)		1,094,709	475,343
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (g)		490,744	78,421
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (g)(m)		444,222	137,709
Class H, 0.825% 11/15/36 (g)(m)		355,548	106,664
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	6,639,720
Series 2006-FL2 Class CNP3, 1.655% 8/16/21 (g)(m)		5,182,308	1,554,692
Series 2007-C6 Class A1, 5.622% 12/10/49 (m)		9,305,662	7,960,671
Series 2007-FL3A Class A2, 0.595% 4/15/22 (g)(m)		6,878,000	3,095,100
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.3623% 1/15/46 (m)		$ 10,435,000	$ 7,501,790
Series 2007-CD4 Class A2A, 5.237% 12/11/49		10,000,000	8,015,190
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (m)	CAD	138,000	50,405
Class G, 5.01% 5/15/44 (m)	CAD	30,000	9,745
Class H, 5.01% 5/15/44 (m)	CAD	20,000	6,022
Class J, 5.01% 5/15/44 (m)	CAD	20,000	5,435
Class K, 5.01% 5/15/44 (m)	CAD	10,000	2,349
Class L, 5.01% 5/15/44 (m)	CAD	36,000	7,712
Class M, 5.01% 5/15/44 (m)	CAD	165,000	32,114
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (g)(m)		950,056	449,471
Class E, 0.825% 4/15/17 (g)(m)		302,445	141,575
Class F, 0.865% 4/15/17 (g)(m)		171,562	76,002
Class G, 1.005% 4/15/17 (g)(m)		171,562	74,321
Class H, 1.075% 4/15/17 (g)(m)		171,562	70,058
Class J, 1.305% 4/15/17 (g)(m)		131,565	59,400
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (g)(m)		388,816	129,917
Class G, 0.9613% 11/15/17 (g)(m)		269,508	84,015
Series 2001-J2A Class F, 7.031% 7/16/34 (g)(m)		190,000	85,222
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (g)		500,000	365,659
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (g)		550,000	367,811
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		10,150,000	7,549,361
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (m)		500,000	471,727
Series 1998-C1 Class H, 6% 5/17/40 (g)		130,000	25,049
Series 2001-SPGA Class C, 6.809% 8/13/18 (g)		190,000	138,534
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	54,000
Class J, 4.231% 5/15/38 (g)		300,000	57,000
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (g)(m)		1,864,711	559,413
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1: - continued
Class C:
0.7313% 2/15/22 (g)(m)		$ 665,993	$ 166,498
Class F, 0.7813% 2/15/22 (g)(m)		1,331,815	292,999
Class L, 2.355% 2/15/22 (g)(m)		100,000	9,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		500,000	245,625
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	132,000
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1354% 6/10/31 (g)(m)		365,000	332,233
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0047% 4/29/39 (g)(m)		77,710	77,710
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (g)		50,000	37,168
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (g)(m)		361,000	224,778
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		600,000	459,668
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2000-1 Class A2, 6.496% 1/15/33		468,047	439,238
Series 2001-3 Class C, 6.51% 6/10/38		287,000	262,541
Series 2002-1A Class H, 7.1524% 12/10/35 (g)(m)		55,000	43,127
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		3,478,259	3,494,767
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (g)		85,000	82,875
Global Signal Trust III Series 2006-1:
Class D, 6.052% 2/15/36 (g)		80,000	72,000
Class E, 6.495% 2/15/36 (g)		40,000	36,000
Class F, 7.036% 2/15/36		200,000	180,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		489,765	68,500
Series 1997-C2:
Class F, 6.75% 4/15/29 (m)		1,100,000	945,332
Class G, 6.75% 4/15/29 (m)		500,000	169,297
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		500,000	375,000
Series 1999-C2I Class K, 6.481% 9/15/33 (p)		285,000	13,448
Series 1999-C3:
Class J, 6.974% 8/15/36 (g)		226,000	202,783
Class K, 6.974% 8/15/36 (g)		427,000	110,165
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2000-C1:
Class G, 7% 3/15/33 (g)		$ 120,000	$ 97,283
Class H, 7% 3/15/33 (g)		100,000	73,579
Class K, 7% 3/15/33		90,000	39,623
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		86,000	51,900
Series 2003-C2 Class J, 5.234% 11/5/13 (g)(m)		250,000	76,660
Series 2006-GG7 Class A4, 5.9139% 7/10/38 (m)		9,540,000	6,643,316
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class F, 0.885% 6/6/20 (g)(m)		835,001	475,951
Class J, 2.195% 6/6/20 (g)(m)		250,000	50,000
Series 2007-EOP Class L, 1.745% 3/1/20 (g)(m)		400,000	220,000
Series 1997-GL Class G, 7.7695% 7/13/30 (m)		863,273	804,905
Series 1998-GLII Class G, 7.751% 4/13/31 (g)(m)		600,000	480,000
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (g)(m)		350,000	157,500
Series 2006-RR2:
Class M, 5.691% 6/1/46 (g)(m)		100,000	5,000
Class N, 5.691% 6/1/46 (g)(m)		100,000	5,000
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45		12,655,000	9,666,490
Class A4, 5.7992% 8/10/45 (m)		10,000,000	5,783,535
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (g)		180,000	104,725
Series 2002-CIB4:
Class E, 6.7222% 5/12/34 (g)(m)		190,000	123,500
Class F, 7.1142% 5/12/34 (g)(m)		78,000	39,000
Series 2003-C1 Class CM1, 5.5061% 1/12/37 (g)(m)		212,147	161,996
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.5913% 11/15/18 (g)(m)		10,000,000	6,000,000
Class D, 0.6913% 11/15/18 (g)(m)		230,842	108,496
Class E, 0.7413% 11/15/18 (g)(m)		327,119	147,204
Class F, 0.7913% 11/15/18 (g)(m)		490,623	215,874
Class G, 0.8213% 11/15/18 (g)(m)		426,401	179,088
Class H, 0.9613% 11/15/18 (g)(m)		327,119	130,848
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		$ 65,000	$ 19,500
Series 2004-LN2 Class D, 5.2057% 7/15/41 (m)		420,000	75,600
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	8,715,074
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,550,000	1,390,778
Series 1999-C7 Class F, 6% 10/15/35 (g)		13,415	13,213
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		385,000	281,050
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)		8,375,000	6,961,042
Series 2006-C7 Class A1, 5.279% 11/15/38		827,572	807,330
Series 2007-C1 Class A3, 5.398% 2/15/40		10,000,000	6,236,715
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	7,786,532
Series 2002-C1 Class J, 6.95% 3/15/34 (g)(m)		86,000	45,125
Series 2004-C2:
Class G, 4.595% 3/15/36 (g)(m)		165,000	54,450
Class K, 5.237% 3/15/36 (g)(m)		500,000	50,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (g)(m)		1,143,094	469,879
Class G, 0.815% 9/15/21 (g)(m)		2,258,211	826,242
Class H, 0.855% 9/15/21 (g)(m)		582,579	201,480
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (g)		180,000	126,000
Class I11, 7.72% 2/26/28 (g)		100,000	65,000
Class I12, 7.72% 2/26/28 (g)		100,000	59,000
Class I9, 7.72% 2/26/28 (g)		153,200	114,900
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (m)		620,000	530,905
Series 1998-C3 Class E, 6.9968% 12/15/30 (m)		155,000	85,250
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (g)		395,000	266,625
Class H, 6.778% 2/3/16 (g)		315,000	196,875
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (g)(m)		100,000	9,441
Series 2006-KEY2 Class L, 5.091% 8/12/39 (g)		300,000	27,827
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A2, 5.112% 12/12/49 (m)		1,075,000	864,111
Series 2007-5 Class A3, 5.364% 8/12/48		10,675,000	6,235,695
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-2 Class A4, 5.9093% 6/12/46 (m)		$ 15,250,000	$ 10,525,494
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (g)(m)		822,747	82,275
Series 2007-XCLA Class A1, 0.662% 7/17/17 (g)(m)		2,740,526	1,507,289
Series 2007-XLCA Class B, 0.9613% 7/17/17 (g)(m)		1,559,959	140,396
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (g)(m)		667,354	166,839
Class E, 0.712% 10/15/20 (g)(m)		834,661	166,932
Class F, 0.762% 10/15/20 (g)(m)		500,899	90,162
Class G, 0.802% 10/15/20 (g)(m)		619,188	92,878
Class H, 0.892% 10/15/20 (g)(m)		389,758	38,976
Class J, 1.042% 10/15/20 (g)(m)		444,903	35,592
Class MHRO, 1.152% 10/15/20 (g)(m)		180,844	19,893
Class MJPM, 1.462% 10/15/20 (g)(m)		61,191	5,507
Class MSTR, 1.162% 10/15/20 (g)(m)		111,481	15,607
Class NHRO, 1.352% 10/15/20 (g)(m)		264,120	23,771
Class NSTR, 1.312% 10/15/20 (g)(m)		103,822	11,420
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		329,801	308,609
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	6,211,022
Series 2007-T25 Class A2, 5.507% 11/12/49		1,555,000	1,035,249
Series 2004-IQ7 Class E, 5.4037% 6/15/38 (g)(m)		120,000	42,000
Series 2005-HQ7:
Class E, 5.2077% 11/14/42 (m)		75,000	17,393
Class F, 5.2077% 11/14/42 (m)		150,000	32,786
Series 2007-HQ12 Class A2, 5.6322% 4/12/49 (m)		12,880,000	9,891,123
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (g)(m)		2,129,197	170,336
Class D, 1.1613% 7/17/17 (g)(m)		1,001,859	70,130
Class E, 1.2613% 7/17/17 (g)(m)		814,134	48,848
Morgan Stanley Dean Witter Capital I Trust Series 2003-TOP9 Class E, 5.7121% 11/13/36 (g)(m)		70,000	21,284
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (g)		160,000	57,600
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		427,115	341,692
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (g)		280,000	256,113
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (g)	CAD	$ 107,000	$ 50,663
Class G, 4.456% 9/12/38 (g)	CAD	54,000	24,096
Class H, 4.456% 9/12/38 (g)	CAD	36,000	15,153
Class J, 4.456% 9/12/38 (g)	CAD	36,000	14,272
Class K, 4.456% 9/12/38 (g)	CAD	18,000	6,360
Class L, 4.456% 9/12/38 (g)	CAD	26,000	8,638
Class M, 4.456% 9/12/38 (g)	CAD	130,000	22,639
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	60,236
Class G, 4.57% 4/12/23	CAD	42,000	18,928
Class H, 4.57% 4/12/23	CAD	42,000	17,858
Class J, 4.57% 4/12/23	CAD	42,000	16,865
Class K, 4.57% 4/12/23	CAD	21,000	7,971
Class L, 4.57% 4/12/23	CAD	63,000	22,623
Class M, 4.57% 4/12/23	CAD	185,000	33,879
Salomon Brothers Mortgage Securities VII, Inc.:
Series 1999-C1 Class G, 6.9925% 5/18/32 (g)(m)		420,000	371,864
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	94,063
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (g)(m)		165,000	139,852
Class F6, 6.5% 2/18/34 (g)(m)		37,000	30,727
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (g)(m)		175,697	144,071
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		170,000	95,200
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 1.0363% 9/15/09 (g)(m)		110,000	28,600
Class G, 1.0363% 9/15/09 (g)(m)		200,000	44,000
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (g)(m)		1,276,330	701,982
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (g)(m)		1,393,598	571,375
Class F, 0.795% 8/11/18 (g)(m)		1,877,987	563,396
Class G, 0.815% 8/11/18 (g)(m)		1,779,101	444,775
Class J, 0.9331% 8/11/18 (g)(m)		395,545	142,396
Class X1A, 0.0239% 9/15/21 (g)(m)(o)		2,831,343	22
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (g)(m)		93,408	23,352
Class AP2, 1.255% 6/15/20 (g)(m)		152,974	30,595
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class F, 0.935% 6/15/20 (g)(m)		$ 2,970,501	$ 950,560
Class LXR2, 1.255% 6/15/20 (g)(m)		2,025,126	303,769
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43		8,045,000	4,842,913
Series 2007-C32 Class A2, 5.7357% 6/15/49 (m)		13,285,000	9,541,791
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	5,264,456
Series 2007-C30 Class B, 5.463% 12/15/43 (m)		10,505,000	1,260,600
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $299,162,240)			220,399,713
Municipal Securities - 0.4%

Connecticut Gen. Oblig. Series 2007 B, 5% 5/1/15		10,000,000	11,412,300
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13		3,300,000	3,721,179
Series A, 5% 1/1/12		11,025,000	12,113,939
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 D, 5% 9/15/12		10,195,000	11,320,834
TOTAL MUNICIPAL SECURITIES (Cost $37,128,611)			38,568,252
Foreign Government and Government Agency Obligations - 1.3%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,876,300	1,133,818
par 1.33% 12/31/38 (e)		2,960,000	569,800
1.683% 8/3/12 (m)		6,485,000	3,487,939
7% 3/28/11		26,730,000	12,188,137
7% 9/12/13		17,465,000	5,397,655
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (g)		470,000	427,700
Brazilian Federative Republic:
6% 1/17/17		440,000	426,800
7.125% 1/20/37		825,000	808,500
8.25% 1/20/34		410,000	444,850
8.75% 2/4/25		905,000	1,024,913
12.25% 3/6/30		1,095,000	1,653,450
12.75% 1/15/20		405,000	583,200
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Central Bank of Nigeria promissory note 5.092% 1/5/10		$ 278,369	$ 223,801
Chilean Republic 7.125% 1/11/12		3,045,000	3,323,009
Colombian Republic 7.375% 9/18/37		1,830,000	1,674,450
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		1,135,000	737,750
Dominican Republic:
3.38% 8/30/24 (m)		1,100,000	759,000
9.04% 1/23/18 (g)		2,628,609	2,050,315
9.5% 9/27/11 (Reg. S)		2,664,476	2,464,640
Ecuador Republic:
5% 2/28/25 (b)		218,000	133,089
10% 8/15/30 (Reg. S) (b)		5,500,000	1,650,000
El Salvador Republic:
7.65% 6/15/35		1,265,000	901,313
7.75% 1/24/23 (Reg. S)		870,000	806,925
8.5% 7/25/11 (Reg. S)		650,000	656,500
Gabonese Republic 8.2% 12/12/17 (g)		5,155,000	3,453,850
Georgia Republic 7.5% 4/15/13		635,000	400,050
Ghana Republic 8.5% 10/4/17 (g)		2,330,000	1,491,200
Indonesian Republic:
6.625% 2/17/37 (g)		1,475,000	885,000
6.75% 3/10/14 (Reg. S)		890,000	774,300
6.875% 3/9/17 (g)		950,000	731,500
6.875% 1/17/18 (g)		1,030,000	776,105
7.25% 4/20/15 (g)		785,000	679,025
7.5% 1/15/16 (g)		485,000	417,100
7.75% 1/17/38 (g)		1,720,000	1,169,600
8.5% 10/12/35 (g)		650,000	487,500
8.5% 10/12/35 (Reg. S)		1,360,000	1,020,000
10.375% 5/4/14 (g)		745,000	744,106
11.625% 3/4/19 (g)		1,110,000	1,108,668
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		1,800,000	801,000
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		3,495,000	3,512,475
9% 5/2/14		610,000	620,675
Philippine Republic:
9.5% 2/2/30		550,000	628,375
10.625% 3/16/25		395,000	484,863
Republic of Fiji 6.875% 9/13/11		1,265,000	936,100
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	667,500
Republic of Serbia 3.75% 11/1/24 (e)(g)		5,430,000	3,801,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Russian Federation:
7.5% 3/31/30 (Reg. S)		$ 17,568,460	$ 15,438,284
12.75% 6/24/28 (Reg. S)		1,080,000	1,344,600
Turkish Republic:
6.75% 4/3/18		1,520,000	1,330,000
6.875% 3/17/36		3,285,000	2,488,388
7% 9/26/16		965,000	899,863
7.25% 3/5/38		1,350,000	1,053,000
7.375% 2/5/25		4,890,000	4,095,375
Ukraine Government:
(Reg. S) 5.1513% 8/5/09 (m)		5,610,000	4,151,400
6.385% 6/26/12 (g)		1,465,000	571,350
6.75% 11/14/17 (g)		5,360,000	1,956,400
United Mexican States:
7.5% 4/8/33		425,000	421,813
8.3% 8/15/31		420,000	449,946
Uruguay Republic 8% 11/18/22		2,106,902	1,948,884
Venezuelan Republic:
2.1225% 4/20/11 (Reg. S) (m)		5,905,000	4,030,163
5.375% 8/7/10 (Reg. S)		980,000	833,000
7% 3/31/38		630,000	255,150
8.5% 10/8/14		2,415,000	1,376,550
9% 5/7/23 (Reg. S)		4,350,000	2,153,250
9.25% 9/15/27		2,990,000	1,629,550
9.375% 1/13/34		1,160,000	574,200
10.75% 9/19/13		6,480,000	4,438,800
13.625% 8/15/18		2,688,000	1,774,080
Vietnamese Socialist Republic:
4% 3/12/28 (e)		90,000	56,700
6.875% 1/15/16 (g)		2,290,000	1,992,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $167,827,200)			124,380,592
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13		242,000	212,876
6.875% 3/15/12		393,000	376,372
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $592,472)			589,248
Common Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands Corp. unit	43,900	$ 1,668,200
TOTAL COMMON STOCKS (Cost $4,390,000)		1,668,200
Convertible Preferred Stocks - 0.0%

UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	900,886
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,326,273)		900,886
Floating Rate Loans - 0.7%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.3571% 12/27/14 (m)	$ 1,543,938	694,772
Tranche C, term loan 2.4047% 12/27/15 (m)	1,195,310	537,890
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.23% 4/30/14 (m)	2,470,000	1,716,650
		2,949,312
Automobiles - 0.0%
Ford Motor Co. term loan 5% 12/15/13 (m)	3,144,020	990,366
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
term loan 2.16% 5/23/14 (m)	307,469	132,212
Tranche B, term loan 2.16% 5/23/14 (m)	1,458,058	626,965
Venetian Macau Ltd. Tranche B, term loan:
2.73% 5/26/12 (m)	227,001	129,391
2.73% 5/26/13 (m)	392,999	224,009
		1,112,577
Media - 0.2%
AMC Entertainment, Inc. term loan 1.9769% 1/26/13 (m)	155,000	134,850
Charter Communications Operating LLC Tranche B 1LN, term loan 3.2114% 3/6/14 (m)	4,074,962	3,219,220
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc. Tranche B, term loan 2.2063% 3/31/13 (m)	$ 2,162,272	$ 1,962,261
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.7563% 12/12/14 (m)	2,553,077	765,923
Newsday LLC term loan 9.75% 8/1/13 (m)	2,505,000	2,260,763
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (m)	723,122	376,023
Univision Communications, Inc. Tranche 1LN, term loan 2.7288% 9/29/14 (m)	870,000	391,500
VNU, Inc. term loan 2.4475% 8/9/13 (m)	1,695,666	1,318,380
Zuffa LLC term loan 2.5625% 6/19/15 (m)	4,986,892	3,740,169
		14,169,089
Multiline Retail - 0.1%
Dollar General Corp. Tranche B1, term loan 3.5796% 7/6/14 (m)	4,373,670	3,783,224
Specialty Retail - 0.0%
Michaels Stores, Inc. term loan 2.7699% 10/31/13 (m)	2,568,431	1,412,637
Toys 'R' US, Inc. term loan 3.4125% 12/8/09 (m)	74,953	34,104
		1,446,741
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 4.9094% 3/5/14 (m)	165,000	136,125
Tranche B 1LN, term loan 2.9751% 9/5/13 (m)	531,895	505,300
Levi Strauss & Co. term loan 2.705% 4/4/14 (m)	790,000	442,400
		1,083,825
TOTAL CONSUMER DISCRETIONARY		25,535,134
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Tempus Public Foundation Generation Holdings LLC:
revolver loan 3.4588% 12/15/11 (m)	46,634	40,572
Credit-Linked Deposit 3.4588% 12/15/13 (m)	148,764	129,425
Tranche 1LN, term loan 2.4788% 12/15/13 (m)	442,716	385,163
Tranche 2LN, term loan 5.7088% 12/15/14 (m)	325,000	214,500
		769,660
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (m)	335,976	184,787
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche B, term loan 3.4375% 10/10/13 (m)	$ 1,247,910	$ 686,351
Tranche DD, term loan 3.8759% 10/10/13 (m)	842,866	463,576
Tishman Speyer Properties term loan 2.22% 12/27/12 (m)	98,000	34,300
		1,369,014
TOTAL FINANCIALS		2,138,674
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 3.4379% 7/25/14 (m)	2,926,561	2,487,577
Tranche DD, term loan 2.7288% 7/25/14 (m)	149,708	127,251
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (m)	5,906,884	4,976,550
		7,591,378
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 3.7088% 4/10/14 (m)	4,693,372	2,933,357
TOTAL HEALTH CARE		10,524,735
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.695% 4/30/14 (m)	3,110,614	1,508,648
Northwest Airlines, Inc. term loan 2.45% 12/31/10 (m)	595,000	520,625
United Air Lines, Inc. Tranche B, term loan 2.5% 2/1/14 (m)	2,755,757	1,432,993
US Airways Group, Inc. term loan 2.9788% 3/23/14 (m)	885,000	402,675
		3,864,941
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (m)	120,664	104,375
term loan 3.3338% 1/26/14 (m)	1,899,336	1,642,925
		1,747,300
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (m)	$ 1,705,000	$ 682,000
TOTAL INDUSTRIALS		6,294,241
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B-A, term loan 3.6811% 10/1/14 (m)	2,471,294	1,606,341
Tranche B-A1, term loan 3.3444% 10/1/14 (m)	625,799	406,769
Tranche B-B, term loan 3.685% 10/1/12 (m)	3,110,000	2,348,050
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 3.9515% 10/10/14 (m)	1,524,561	929,982
		5,291,142
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 3.7088% 6/11/14 (m)	3,345,626	2,275,026
TOTAL INFORMATION TECHNOLOGY		7,566,168
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Anchor Glass Container Corp. term loan 6.8255% 6/20/14 (m)	3,993,300	3,354,372
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. Tranche B1, term loan 4.1217% 12/20/12 (m)	1,084,869	932,987
TOTAL MATERIALS		4,287,359
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Insight Midwest Holdings LLC Tranche B, term loan 2.42% 4/6/14 (m)	1,530,000	1,369,350
Intelsat Ltd. Tranche B, term loan 3.925% 7/3/13 (m)	975,038	882,409
Wind Telecomunicazioni SpA term loan 8.3925% 12/21/11 pay-in-kind (m)	750,000	506,931
		2,758,690
Floating Rate Loans - continued
	Principal Amount (c)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (m)	$ 1,335,000	$ 984,563
TOTAL TELECOMMUNICATION SERVICES		3,743,253
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc.:
term loan 2.6717% 2/1/13 (m)	531,734	493,183
2.8588% 2/1/13 (m)	261,687	242,714
		735,897
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4788% 3/30/12 (m)	408,969	245,381
term loan 4.4588% 3/30/14 (m)	1,280,726	768,436
		1,013,817
TOTAL UTILITIES		1,749,714
TOTAL FLOATING RATE LOANS (Cost $71,875,888)		61,839,278
Bank Notes - 0.0%

National City Bank, Cleveland 2.3025% 3/1/13 (m) (Cost $778,215)	978,000	762,840
Fixed-Income Funds - 35.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (n)	2,163,163	153,433,117
Fidelity Commercial Mortgage-Backed Securities Central Fund (n)	6,525,612	443,741,635
Fidelity Corporate Bond 1-10 Year Central Fund (n)	8,533,077	757,139,917
Fidelity Floating Rate Central Fund (n)	6,073,718	422,609,268
Fidelity Mortgage Backed Securities Central Fund (n)	14,694,559	1,469,015,036
TOTAL FIXED-INCOME FUNDS (Cost $3,660,014,627)		3,245,938,973
Preferred Securities - 0.1%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,215,000	$ 3,773,084
Net Servicos de Comunicacao SA 9.25% (g)	2,293,000	1,834,996
		5,608,080
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	5,458,000	4,330,089
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (m)	1,052,000	332,016
MUFG Capital Finance 1 Ltd. 6.346% (m)	4,628,000	2,896,971
		3,228,987
TOTAL PREFERRED SECURITIES (Cost $15,251,024)		13,167,156
Cash Equivalents - 4.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.26%, dated 2/27/09:
due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 3,857,083	3,857,000
due 3/2/09 (Collateralized by U.S. Government Obligations) #	367,733,931	367,726,000
0.28%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (a)	55,401,293	55,400,000
TOTAL CASH EQUIVALENTS (Cost $426,983,000)		426,983,000
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $10,572,089,738)		9,675,551,449
NET OTHER ASSETS - (4.5)%		(418,320,655)
NET ASSETS - 100%		$ 9,257,230,794
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (k)

	Nov. 2034	$ 134,000	$ (124,107)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (k)	May 2033	134,000	(112,590)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (k)	Oct. 2036	574,456	(554,506)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (Rating-Caa2) (k)	August 2035	5,325,000	(4,993,341)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (k)	Sept. 2034	39,167	(35,979)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	4,000,000	(3,860,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	4,600,000	(4,439,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)

	Sept. 2037	$ 2,800,000	$ (2,702,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	August 2037	7,200,000	(6,948,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	August 2037	2,600,000	(2,509,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (k)	August 2034	32,348	(19,020)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (k)	Oct. 2034	40,098	(23,758)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (k)	March 2034	20,540	(1,370)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-Ba2) (k)	Feb. 2034	787	(744)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (k)

	April 2032	$ 11,800	$ (9,589)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (k)	August 2035	1,200,000	(1,126,830)
TOTAL CREDIT DEFAULT SWAPS		$ 28,712,196	$ (27,459,834)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	44,021
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	139,097
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2014	1,135,000	127,246
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	14,263,503
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	6,056,583
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	10,658,840
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,847,843
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	$ 75,000,000	$ 6,780,300
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	10,961,540
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,723,985
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,840,088
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	719,352
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	2,859,185
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	2,190,680
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	6,236,100
TOTAL INTEREST RATE SWAPS		$ 1,049,929,000	$ 75,448,363
		$ 1,078,641,196	$ 47,988,529
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $578,950,887 or 6.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,275,044.

(k) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(l) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,448 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
(q) Non-income producing.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$367,726,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 144,185,382
UBS Securities LLC	223,540,618
$ 367,726,000
$3,857,000 due 3/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 1,903,202
Banc of America Securities LLC	710,153
Barclays Capital, Inc.	1,012,341
Deutsche Bank Securities, Inc.	231,304
$ 3,857,000
$55,400,000 due 3/02/09 at 0.28%
J.P. Morgan Securities, Inc.	$ 55,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,148,681
Fidelity Commercial Mortgage-Backed Securities Central Fund	16,728,383
Fidelity Corporate Bond 1-10 Year Central Fund	49,076,863
Fidelity Floating Rate Central Fund	13,246,939
Fidelity Mortgage Backed Securities Central Fund	49,319,522
Fidelity Ultra-Short Central Fund	4,266,390
Total	$ 136,786,778
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,991,380	$ 4,148,681	$ 103,667,579	$ 153,433,117	18.9%
Fidelity Commercial Mortgage- Backed Securities Central Fund	658,434,817	16,728,421	85,925,600	443,741,635	19.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,816,743,999	49,222,593	979,363,232*	757,139,917	31.0%
Fidelity Floating Rate Central Fund	408,626,297	114,270,456	-	422,609,268	18.7%
Fidelity Mortgage Backed Securities Central Fund	2,138,641,000	49,319,530	751,057,367	1,469,015,036	20.0%
Fidelity Ultra-Short Central Fund	599,904,422	-	504,919,712*	-	0.0%
Total	$ 5,906,341,915	$ 233,689,681	$ 2,424,933,490	$ 3,245,938,973
* Includes the value of shares redeemed through in-kind contributions. See note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,675,551,449	$ 3,245,938,973	$ 6,372,358,604	$ 57,253,872
Other Financial Instruments*	$ 47,985,215	$ -	$ 75,313,439	$ (27,328,224)
* Other financial instruments include Short Positions and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 3,663,788	$ (3,526,344)
Total Realized Gain (Loss)	459,919	-*
Total Unrealized Gain (Loss)	(9,452,378)	255,404
Cost of Purchases	51,526,317	-
Proceeds of Sales	(2,349,204)	-
Amortization/Accretion	(5,241,721)	-
Transfer in/out of Level 3	18,647,151	(24,057,284)
Ending Balance	$ 57,253,872	$ (27,328,224)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(454,331).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including securities loaned of $54,313,500 and repurchase agreements of $426,983,000) - See accompanying schedule: Unaffiliated issuers (cost $6,912,075,111)	$ 6,429,612,476
Fidelity Central Funds (cost $3,660,014,627)	3,245,938,973
Total Investments (cost $10,572,089,738)		$ 9,675,551,449
Commitment to sell securities on a delayed delivery basis	(11,362,962)
Receivable for securities sold on a delayed delivery basis	11,359,648	(3,314)
Receivable for investments sold, regular delivery		26,814,914
Cash		483,032
Receivable for swap agreements		28,038
Receivable for fund shares sold		18,844,112
Interest receivable		71,029,233
Distributions receivable from Fidelity Central Funds		18,918,127
Other receivables		53,232
Unrealized appreciation on swap agreements		75,448,363
Total assets		9,887,167,186

Liabilities
Payable for investments purchased Regular delivery	$ 49,148,024
Delayed delivery	476,624,359
Payable for swap agreements	5,733,103
Payable for fund shares redeemed	11,057,712
Distributions payable	749,729
Accrued management fee	2,544,235
Distribution fees payable	58,298
Unrealized depreciation on swap agreements	27,459,834
Other affiliated payables	1,098,889
Other payables and accrued expenses	62,409
Collateral on securities loaned, at value	55,399,800
Total liabilities		629,936,392

Net Assets		$ 9,257,230,794
Net Assets consist of:
Paid in capital		$ 10,479,081,461
Distributions in excess of net investment income		(11,651,931)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(364,180,652)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(846,018,084)
Net Assets		$ 9,257,230,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,342,543 ÷ 8,398,034 shares)	$ 9.21

Maximum offering price per share (100/96.00 of $9.21)	$ 9.59
Class T: Net Asset Value and redemption price per share ($38,397,583 ÷ 4,173,224 shares)	$ 9.20

Maximum offering price per share (100/96.00 of $9.20)	$ 9.58
Class B: Net Asset Value and offering price per share ($7,838,631 ÷ 850,923 shares)A	$ 9.21

Class C: Net Asset Value and offering price per share ($35,295,274 ÷ 3,832,584 shares)A	$ 9.21

Total Bond: Net Asset Value, offering price and redemption price per share ($8,309,360,362 ÷ 902,342,447 shares)	$ 9.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($788,996,401 ÷ 85,778,138 shares)	$ 9.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2009

Investment Income
Dividends		$ 935,431
Interest		123,947,157
Income from Fidelity Central Funds		136,786,778
Total income		261,669,366

Expenses
Management fee	$ 15,537,049
Transfer agent fees	5,273,141
Distribution fees	328,690
Fund wide operations fee	1,442,345
Independent trustees' compensation	18,917
Miscellaneous	66,166
Total expenses before reductions	22,666,308
Expense reductions	(87,328)	22,578,980
Net investment income		239,090,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,318,578)
Fidelity Central Funds	(377,263,753)
Foreign currency transactions	(1,292)
Swap agreements	27,653,118
Total net realized gain (loss)		(375,930,505)
Change in net unrealized appreciation (depreciation) on: Investment securities	(502,800,054)
Assets and liabilities in foreign currencies	(246)
Swap agreements	37,283,306
Delayed delivery commitments	55,628
Total change in net unrealized appreciation (depreciation)		(465,461,366)
Net gain (loss)		(841,391,871)
Net increase (decrease) in net assets resulting from operations		$ (602,301,485)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 239,090,386	$ 518,414,707
Net realized gain (loss)	(375,930,505)	95,293,460
Change in net unrealized appreciation (depreciation)	(465,461,366)	(332,114,221)
Net increase (decrease) in net assets resulting from operations	(602,301,485)	281,593,946
Distributions to shareholders from net investment income	(259,556,185)	(501,867,517)
Distributions to shareholders from net realized gain	(71,517,925)	(24,508,784)
Total distributions	(331,074,110)	(526,376,301)
Share transactions - net increase (decrease)	(891,375,773)	4,412,741,476
Total increase (decrease) in net assets	(1,824,751,368)	4,167,959,121

Net Assets
Beginning of period	11,081,982,162	6,914,023,041
End of period (including distributions in excess of net investment income of $11,651,931 and undistributed net investment income of $8,813,868, respectively)	$ 9,257,230,794	$ 11,081,982,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 I

2006 L

2005 L

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.214	.488	.508	.043	.476	.387	.046
Net realized and unrealized gain (loss)	(.772)	(.189)	(.141)	.105	(.294) H	.183	.145
Total from investment operations	(.558)	.299	.367	.148	.182	.570	.191
Distributions from net investment income	(.234)	(.474)	(.470)	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.302)	(.499)	(.487)	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 9.21	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	(5.50)%	2.93%	3.57%	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, K
Expenses before reductions	.82% A	.80%	.77%	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.82% A	.80%	.77%	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.81% A	.80%	.77%	.73% A	.79%	.80%	.80% A
Net investment income	4.62% A	4.77%	4.93%	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,343	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	105% A	122%	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 I

2006 L

2005 L

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.211	.489	.508	.042	.466	.377	.045
Net realized and unrealized gain (loss)	(.771)	(.191)	(.143)	.105	(.296) H	.173	.144
Total from investment operations	(.560)	.298	.365	.147	.170	.550	.189
Distributions from net investment income	(.232)	(.473)	(.468)	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.300)	(.498)	(.485)	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 9.20	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total ReturnB, C, D	(5.54)%	2.92%	3.55%	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net AssetsF, K
Expenses before reductions	.87% A	.81%	.78%	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.87% A	.81%	.78%	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.87% A	.80%	.78%	.87% A	.90%	.90%	.90% A
Net investment income	4.57% A	4.76%	4.92%	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,398	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	105% A	122%	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 I

2006 L

2005 L

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.181	.413	.432	.037	.399	.309	.036
Net realized and unrealized gain (loss)	(.773)	(.190)	(.145)	.104	(.296)H	.182	.145
Total from investment operations	(.592)	.223	.287	.141	.103	.491	.181
Distributions from net investment income	(.200)	(.398)	(.390)	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.268)	(.423)	(.407)	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 9.21	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total ReturnB, C, D	(5.85)%	2.17%	2.77%	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net AssetsF, K
Expenses before reductions	1.55% A	1.54%	1.53%	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.55% A	1.54%	1.53%	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.55% A	1.54%	1.53%	1.51% A	1.55%	1.55%	1.55% A
Net investment income	3.89% A	4.03%	4.17%	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,839	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	105% A	122%	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 I

2006 L

2005 L

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.179	.413	.429	.036	.389	.299	.035
Net realized and unrealized gain (loss)	(.771)	(.189)	(.145)	.105	(.293) H	.181	.145
Total from investment operations	(.592)	.224	.284	.141	.096	.480	.180
Distributions from net investment income	(.200)	(.399)	(.387)	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.268)	(.424)	(.404)	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 9.21	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total ReturnB, C, D	(5.85)%	2.18%	2.75%	1.37%	.94%	4.63%	1.74%
Ratios to Average Net AssetsF, K
Expenses before reductions	1.55% A	1.53%	1.55%	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.55% A	1.53%	1.55%	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.55% A	1.53%	1.55%	1.60% A	1.62%	1.65%	1.65% A
Net investment income	3.89% A	4.03%	4.15%	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,295	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	105% A	122%	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Total Bond

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2006 J

2005J

2004J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Income from Investment Operations
Net investment income D	.231	.524	.543	.046	.506	.411	.340
Net realized and unrealized gain (loss)	(.772)	(.189)	(.143)	.105	(.290) G	.182	.237
Total from investment operations	(.541)	.335	.400	.151	.216	.593	.577
Distributions from net investment income	(.251)	(.510)	(.503)	(.041)	(.466)	(.393)	(.337)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	(.060)
Total distributions	(.319)	(.535)	(.520)	(.041)	(.506)	(.483)	(.397)
Net asset value, end of period	$ 9.21	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C	(5.33)%	3.29%	3.89%	1.46%	2.11%	5.75%	5.68%
Ratios to Average Net Assets E, I
Expenses before reductions	.46% A	.45%	.45%	.45% A	.45%	.64%	.75%
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.45% A	.45%	.61%	.65%
Expenses net of all reductions	.45% A	.45%	.45%	.45% A	.45%	.61%	.65%
Net investment income	4.98% A	5.12%	5.25%	5.26% A	4.95%	3.87%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,309,360	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699
Portfolio turnover rate F	105% A	122%	116% K	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.227	.516	.527	.045	.493	.410	.048
Net realized and unrealized gain (loss)	(.772)	(.186)	(.134)	.105	(.294) G	.182	.145
Total from investment operations	(.545)	.330	.393	.150	.199	.592	.193
Distributions from net investment income	(.247)	(.505)	(.496)	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.315)	(.530)	(.513)	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 9.20	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	(5.38)%	3.24%	3.83%	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, J
Expenses before reductions	.53% A	.51%	.50%	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.53% A	.51%	.50%	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.53% A	.51%	.49%	.54% A	.56%	.61%	.65% A
Net investment income	4.91% A	5.06%	5.21%	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 788,996	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	105% A	122%	116% L	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

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Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

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3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 115,574,002
Unrealized depreciation	(997,329,816)
Net unrealized appreciation (depreciation)	$ (881,755,814)
Cost for federal income tax purposes	$ 10,557,307,263

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

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4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

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Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event

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4. Operating Policies - continued

Swap Agreements - continued

may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $28,712,196 representing 0.31% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,035,356,219 and $2,640,722,818, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 93,938	$ 9,104
Class T	0%	.25%	47,241	1,286
Class B	.65%	.25%	38,217	27,731
Class C	.75%	.25%	149,294	36,705
			$ 328,690	$ 74,826

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,538
Class T	1,728
Class B*	29,336
Class C*	2,506
$ 43,108

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 77,617.21
Class T	49,579.26
Class B	11,989.28
Class C	27,890.19
Total Bond	4,364,647.10
Institutional Class	741,419.18
	$ 5,273,141

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $301,876,510 in return for its 4,827,993 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

On February 20, 2009, the Fund redeemed in-kind 9,773,856 shares of Fidelity Corporate Bond 1-10 Year Central Fund, a Fidelity Central Fund in which the Fund invests, valued at $879,717,481 by receiving cash and securities of equal value, including accrued interest. This is considered taxable to the Fund for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $30,201 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $210,105.

Semiannual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $66,779. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 20,549

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 1,880,934	$ 3,361,032
Class T	937,620	2,139,983
Class B	182,847	357,685
Class C	637,293	975,717
Total Bond	233,879,600	451,129,055
Institutional Class	22,037,891	43,904,045
Total	$ 259,556,185	$ 501,867,517
From net realized gain
Class A	$ 551,756	$ 158,977
Class T	276,592	118,778
Class B	67,464	17,979
Class C	216,528	58,576
Total Bond	64,472,390	22,110,637
Institutional Class	5,933,195	2,043,837
Total	$ 71,517,925	$ 24,508,784

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Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	2,381,103	5,588,201	$ 22,326,049	$ 57,565,572
Reinvestment of distributions	230,096	305,321	2,123,630	3,130,894
Shares redeemed	(2,232,736)	(2,555,919)	(20,783,070)	(26,109,819)
Net increase (decrease)	378,463	3,337,603	$ 3,666,609	$ 34,586,647
Class T
Shares sold	1,229,106	2,804,342	$ 11,567,776	$ 28,824,011
Reinvestment of distributions	124,513	209,490	1,147,354	2,149,894
Shares redeemed	(1,014,764)	(3,292,088)	(9,447,007)	(33,740,425)
Net increase (decrease)	338,855	(278,256)	$ 3,268,123	$ (2,766,520)
Class B
Shares sold	282,969	792,814	$ 2,676,014	$ 8,188,014
Reinvestment of distributions	17,458	25,155	161,166	258,101
Shares redeemed	(407,080)	(449,829)	(3,753,616)	(4,577,167)
Net increase (decrease)	(106,653)	368,140	$ (916,436)	$ 3,868,948
Class C
Shares sold	1,979,745	1,925,088	$ 18,569,170	$ 19,771,131
Reinvestment of distributions	80,156	87,624	739,334	898,560
Shares redeemed	(1,086,126)	(993,539)	(10,151,643)	(10,165,574)
Net increase (decrease)	973,775	1,019,173	$ 9,156,861	$ 10,504,117
Total Bond
Shares sold	114,806,195	547,722,071	$ 1,075,296,761	$ 5,645,252,478
Reinvestment of distributions	31,665,420	45,012,353	292,338,636	461,616,494
Shares redeemed	(234,968,224)	(230,103,358)	(2,191,422,759)	(2,368,082,060)
Net increase (decrease)	(88,496,609)	362,631,066	$ (823,787,362)	$ 3,738,786,912
Institutional Class
Shares sold	8,883,442	78,780,201	$ 81,859,662	$ 814,530,864
Reinvestment of distributions	2,994,108	4,451,142	27,608,878	45,563,586
Shares redeemed	(20,336,203)	(22,980,579)	(192,232,108)	(232,333,078)
Net increase (decrease)	(8,458,653)	60,250,764	$ (82,763,568)	$ 627,761,372

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro rata portion of CMBS' net assets.

In March, 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

At the end of the period, the Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 11, 2009

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATB-USAN-0409
1.804577.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Total Bond
Fund - Institutional Class

Semiannual Report

February 28, 2009

Institutional Class is a class of Fidelity Total Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Class A	.82%
Actual		$ 1,000.00	$ 945.00	$ 3.95
Hypothetical A		$ 1,000.00	$ 1,020.73	$ 4.11
Class T	.87%
Actual		$ 1,000.00	$ 944.60	$ 4.19
Hypothetical A		$ 1,000.00	$ 1,020.48	$ 4.36
Class B	1.55%
Actual		$ 1,000.00	$ 941.50	$ 7.46
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Class C	1.55%
Actual		$ 1,000.00	$ 941.50	$ 7.46
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Total Bond	.46%
Actual		$ 1,000.00	$ 946.70	$ 2.22
Hypothetical A		$ 1,000.00	$ 1,022.51	$ 2.31
Institutional Class	.53%
Actual		$ 1,000.00	$ 946.20	$ 2.56
Hypothetical A		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of February 28, 2009	As of August 31, 2008
U.S. Government and U.S. Government Agency Obligations 51.7%	U.S. Government and U.S. Government Agency Obligations 55.2%
AAA 9.5%	AAA 11.0%
AA 4.1%	AA 5.9%
A 10.9%	A 8.8%
BBB 16.3%	BBB 15.1%
BB and Below 13.9%	BB and Below 10.2%
Not Rated 1.3%	Not Rated 0.9%
Equities 0.0%	Equities 0.1%
Short-Term Investments and Net Other Assets† (7.7)%	Short-Term Investments and Net Other Assets† (7.2)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2009
6 months ago
Years	5.7	6.2

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of February 28, 2009
6 months ago
Years	3.6	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of February 28, 2009*		As of August 31, 2008**
	Corporate Bonds 36.7%		Corporate Bonds 31.9%
	U.S. Government and U.S. Government Agency Obligations 51.7%		U.S. Government and U.S. Government Agency Obligations 55.2%
	Asset-Backed Securities 3.3%		Asset-Backed Securities 4.1%
	CMOs and Other Mortgage Related Securities 9.4%		CMOs and Other Mortgage Related Securities 10.4%
	Municipal Bonds 0.4%		Municipal Bonds 0.3%
	Stocks 0.0%		Stocks 0.1%
	Other Investments 6.2%		Other Investments 5.2%
	Short-Term Investments and Net Other Assets† (7.7)%		Short-Term Investments and Net Other Assets† (7.2)%
* Foreign investments	9.0%	** Foreign investments	9.8%
* Futures and Swaps	12.2%	** Futures and Swaps	12.6%

† Short-term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2009

Showing Percentage of Net Assets

Corporate Bonds - 28.9%
		Principal Amount (c)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,300,000	$ 789,360
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Ventas, Inc. 3.875% 11/15/11 (g)		1,140,000	923,400
Vornado Realty Trust 2.85% 4/1/27		510,000	385,682
Weingarten Realty Investors 3.95% 8/1/26		510,000	371,025
			1,680,107
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	236,021
TOTAL FINANCIALS			1,916,128
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
General Cable Corp. 1% 10/15/12		2,580,000	1,755,174
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Lucent Technologies, Inc. 2.875% 6/15/25		2,258,000	981,349
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15		3,200,000	1,168,000
TOTAL INFORMATION TECHNOLOGY			2,149,349
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10		1,485,000	1,395,900
TOTAL CONVERTIBLE BONDS			8,005,911
Nonconvertible Bonds - 28.8%
CONSUMER DISCRETIONARY - 3.4%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11		5,595,000	5,267,665
5.875% 3/15/11		2,077,000	1,977,042
			7,244,707
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - 0.0%
Ford Motor Co.:
7.45% 7/16/31		$ 3,035,000	$ 569,063
9.5% 9/15/11		225,000	58,500
			627,563
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		650,000	599,625
7.5% 4/1/27		1,935,000	1,499,625
			2,099,250
Hotels, Restaurants & Leisure - 0.5%
Carrols Corp. 9% 1/15/13		85,000	70,550
Chukchansi Economic Development Authority 8% 11/15/13 (g)		565,000	93,225
Host Marriott LP:
6.375% 3/15/15		250,000	187,500
7.125% 11/1/13		5,360,000	4,221,000
ITT Corp. 7.375% 11/15/15		1,130,000	853,150
Las Vegas Sands Corp. 6.375% 2/15/15		875,000	385,000
Mandalay Resort Group 9.375% 2/15/10		700,000	280,000
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (g)		5,930,000	1,956,900
McDonald's Corp.:
5.35% 3/1/18		2,339,000	2,411,364
6.3% 3/1/38		7,590,000	7,816,205
MGM Mirage, Inc.:
6% 10/1/09		1,055,000	727,950
6.625% 7/15/15		1,525,000	610,000
6.75% 9/1/12		5,900,000	2,566,500
6.75% 4/1/13		2,560,000	1,075,200
6.875% 4/1/16		100,000	40,000
7.625% 1/15/17		770,000	315,700
8.375% 2/1/11		2,585,000	697,950
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		4,490,000	1,908,250
6.375% 7/15/09		1,415,000	1,103,700
7.125% 8/15/14		1,505,000	451,500
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	227,850
8% 5/15/10		690,000	558,900
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13		$ 3,350,000	$ 1,876,000
7.25% 6/15/16		4,190,000	2,095,000
7.5% 10/15/27		2,125,000	956,250
Scientific Games Corp.:
6.25% 12/15/12		1,200,000	1,086,000
7.875% 6/15/16 (g)		1,950,000	1,764,750
Seminole Hard Rock Entertainment, Inc. 4.4963% 3/15/14 (g)(m)		3,010,000	1,414,700
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		945,000	699,300
7.25% 5/1/12		1,760,000	1,302,400
Snoqualmie Entertainment Authority:
5.3838% 2/1/14 (g)(m)		140,000	75,600
9.125% 2/1/15 (g)		1,100,000	594,000
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13		460,000	363,400
7.875% 5/1/12		930,000	804,450
Times Square Hotel Trust 8.528% 8/1/26 (g)		109,741	65,845
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	1,112,300
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	1,391,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		2,585,000	1,757,800
6.625% 12/1/14		5,770,000	4,039,000
			49,956,689
Household Durables - 0.2%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	912,600
Fortune Brands, Inc.:
5.125% 1/15/11		4,239,000	4,177,874
5.875% 1/15/36		13,274,000	9,165,631
KB Home 6.375% 8/15/11		530,000	463,750
Pulte Homes, Inc. 5.25% 1/15/14		645,000	509,550
			15,229,405
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		285,000	210,900
Media - 1.9%
AMC Entertainment, Inc. 8% 3/1/14		285,000	228,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
AOL Time Warner, Inc.:
6.75% 4/15/11		$ 1,882,000	$ 1,909,918
6.875% 5/1/12		2,441,000	2,460,528
7.625% 4/15/31		500,000	469,113
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		2,415,000	2,203,688
Cablevision Systems Corp.:
8% 4/15/12		3,070,000	2,947,200
8.3338% 4/1/09 (m)		340,000	340,850
Charter Communications Holdings I LLC:
9.92% 4/1/14 (b)		1,495,000	14,950
11.125% 1/15/14 (b)		505,000	5,050
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (b)		5,490,000	466,650
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		3,865,000	3,111,325
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (g)		3,865,000	3,449,513
8.375% 4/30/14 (g)		2,220,000	1,914,750
10.875% 9/15/14 (g)		890,000	827,700
Comcast Cable Communications, Inc. 6.75% 1/30/11		511,000	529,494
Comcast Corp.:
4.95% 6/15/16		1,879,000	1,679,482
5.5% 3/15/11		382,000	387,565
5.7% 5/15/18		11,968,000	11,059,593
5.85% 1/15/10		61,000	61,755
6.45% 3/15/37		8,838,000	7,588,943
COX Communications, Inc.:
4.625% 1/15/10		2,141,000	2,122,705
4.625% 6/1/13		4,467,000	4,038,807
6.45% 12/1/36 (g)		913,000	732,317
6.95% 6/1/38 (g)		452,000	378,816
CSC Holdings, Inc.:
6.75% 4/15/12		5,280,000	5,068,800
7.625% 4/1/11		1,550,000	1,534,500
8.5% 4/15/14 (g)		2,105,000	2,041,850
8.5% 6/15/15 (g)		2,340,000	2,234,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc.: - continued
8.625% 2/15/19 (g)		$ 4,030,000	$ 3,773,088
EchoStar Communications Corp.:
6.375% 10/1/11		6,425,000	6,135,875
7% 10/1/13		6,765,000	6,342,188
7.125% 2/1/16		1,345,000	1,217,225
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		1,310,000	707,400
7.25% 8/15/11		2,345,000	1,758,750
Kabel Deutschland GmbH 10.625% 7/1/14		4,085,000	4,105,425
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	334,375
6.625% 8/15/15		1,030,000	664,350
Marquee Holdings, Inc. 12% 8/15/14		1,555,000	979,650
News America Holdings, Inc. 7.75% 12/1/45		170,000	147,630
News America, Inc.:
4.75% 3/15/10		244,000	238,068
5.3% 12/15/14		876,000	825,000
6.15% 3/1/37		2,970,000	2,311,058
6.2% 12/15/34		5,330,000	4,050,219
6.65% 11/15/37		15,817,000	12,786,969
6.9% 3/1/19 (g)		2,926,000	2,770,331
Nexstar Broadcasting, Inc. 7% 1/15/14		345,000	100,050
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13		639,181	172,579
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)		4,315,000	1,618,125
10% 8/1/14		3,975,000	3,289,313
11.625% 2/1/14 (g)		2,325,000	2,080,875
Quebecor Media, Inc.:
7.75% 3/15/16		4,080,000	3,294,600
7.75% 3/15/16		1,790,000	1,445,425
The Reader's Digest Association, Inc. 9% 2/15/17		2,805,000	196,350
Time Warner Cable, Inc.:
5.4% 7/2/12		2,444,000	2,351,355
5.85% 5/1/17		2,607,000	2,357,594
6.2% 7/1/13		2,324,000	2,250,662
6.75% 7/1/18		13,473,000	12,773,401
7.3% 7/1/38		9,000,000	8,210,196
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.: - continued
8.75% 2/14/19		$ 3,345,000	$ 3,570,600
Time Warner, Inc.:
5.875% 11/15/16		6,118,000	5,732,688
6.5% 11/15/36		7,565,000	6,473,318
6.625% 5/15/29		4,415,000	3,797,377
TL Acquisitions, Inc.:
0% 7/15/15 (d)(g)		1,305,000	499,163
10.5% 1/15/15 (g)		5,005,000	2,364,863
Viacom, Inc.:
6.125% 10/5/17		4,235,000	3,485,464
6.75% 10/5/37		1,460,000	1,057,720
Videotron Ltd.:
9.125% 4/15/18 (g)		1,630,000	1,646,300
9.125% 4/15/18 (g)		1,680,000	1,696,800
Visant Holding Corp. 8.75% 12/1/13		450,000	414,000
			179,834,981
Multiline Retail - 0.1%
Dollar General Corp.:
10.625% 7/15/15		1,175,000	1,183,813
11.875% 7/15/17 pay-in-kind (m)		305,000	295,088
Federated Retail Holdings, Inc. 5.9% 12/1/16		1,625,000	965,882
Macy's Retail Holdings, Inc. 7.875% 7/15/15		3,401,000	2,439,704
Matahari Finance BV 9.5% 10/6/09		1,095,000	1,018,350
			5,902,837
Specialty Retail - 0.5%
AutoNation, Inc. 7% 4/15/14		1,290,000	1,135,200
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		2,610,000	2,616,525
Home Depot, Inc. 2.0463% 12/16/09 (m)		4,277,000	4,153,142
Michaels Stores, Inc. 10% 11/1/14		1,705,000	579,700
Sally Holdings LLC:
9.25% 11/15/14		3,215,000	3,062,288
10.5% 11/15/16		420,000	364,350
Sonic Automotive, Inc. 8.625% 8/15/13		780,000	249,600
Staples, Inc. 9.75% 1/15/14		31,852,000	33,418,035
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Toys 'R' US, Inc.:
7.375% 10/15/18		$ 735,000	$ 249,900
7.625% 8/1/11		4,470,000	1,877,400
			47,706,140
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 5.6975% 12/15/14 (g)(m)		2,020,000	1,313,000
Levi Strauss & Co.:
8.875% 4/1/16		1,780,000	1,335,000
9.75% 1/15/15		4,055,000	3,325,100
			5,973,100
TOTAL CONSUMER DISCRETIONARY			314,785,572
CONSUMER STAPLES - 2.2%
Beverages - 0.4%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37		73,000	62,304
Anheuser-Busch InBev Worldwide, Inc. 8.2% 1/15/39 (g)		8,100,000	7,853,412
Constellation Brands, Inc.:
7.25% 9/1/16		3,135,000	2,954,738
7.25% 5/15/17		635,000	601,663
8.375% 12/15/14		2,835,000	2,842,088
Diageo Capital PLC:
5.2% 1/30/13		1,037,000	1,055,479
5.75% 10/23/17		10,009,000	9,970,495
FBG Finance Ltd. 5.125% 6/15/15 (g)		2,936,000	2,493,736
PepsiCo, Inc. 7.9% 11/1/18		9,430,000	11,332,201
			39,166,116
Food & Staples Retailing - 0.4%
Albertsons, Inc.:
7.45% 8/1/29		250,000	202,500
7.5% 2/15/11		2,365,000	2,317,700
7.75% 6/15/26		600,000	495,000
8% 5/1/31		2,385,000	1,943,775
CVS Caremark Corp.:
2.5025% 6/1/10 (m)		2,296,000	2,225,749
6.036% 12/10/28 (g)		14,415,789	11,003,139
6.302% 6/1/37 (m)		13,351,000	8,210,865
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
SUPERVALU, Inc.:
7.5% 5/15/12		$ 315,000	$ 307,125
7.5% 11/15/14		1,595,000	1,547,150
Wal-Mart Stores, Inc. 6.2% 4/15/38		10,570,000	10,962,623
			39,215,626
Food Products - 0.6%
Cargill, Inc.:
6% 11/27/17 (g)		9,457,000	8,822,341
6.625% 9/15/37 (g)		8,334,000	7,279,216
Dean Foods Co.:
6.9% 10/15/17		5,195,000	4,675,500
7% 6/1/16		3,235,000	3,073,250
General Mills, Inc.:
5.2% 3/17/15		7,738,000	7,771,297
5.65% 2/15/19		1,586,000	1,584,674
Gruma SA de CV 7.75%		1,315,000	420,800
Kraft Foods, Inc.:
5.625% 11/1/11		3,660,000	3,824,964
6.125% 2/1/18		5,261,000	5,226,840
6.75% 2/19/14		540,000	576,397
6.875% 2/1/38		11,635,000	11,540,175
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,196,250
Smithfield Foods, Inc. 7.75% 7/1/17		3,130,000	1,893,650
Tyson Foods, Inc. 10.5% 3/1/14 (g)		1,470,000	1,389,150
			59,274,504
Personal Products - 0.1%
Avon Products, Inc. 4.8% 3/1/13		1,789,000	1,745,277
Revlon Consumer Products Corp. 9.5% 4/1/11		3,075,000	2,067,938
			3,813,215
Tobacco - 0.7%
Altria Group, Inc.:
9.7% 11/10/18		22,622,000	23,685,189
9.95% 11/10/38		7,025,000	7,016,366
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	9,447,097
5.65% 5/16/18		7,161,000	6,950,617
6.375% 5/16/38		12,110,000	11,911,602
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17		$ 2,926,000	$ 2,471,180
7.25% 6/15/37		4,865,000	3,541,302
			65,023,353
TOTAL CONSUMER STAPLES			206,492,814
ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		2,515,000	1,999,425
7.75% 5/15/17		2,970,000	2,316,600
DCP Midstream LLC 9.75% 3/15/19 (g)		6,755,000	6,548,770
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		1,295,000	731,675
Noble Drilling Corp. 5.875% 6/1/13		1,084,000	1,051,862
Transocean Ltd. 5.25% 3/15/13		3,466,000	3,433,014
Weatherford International Ltd.:
4.95% 10/15/13		1,742,000	1,484,269
5.15% 3/15/13		2,277,000	2,014,007
7% 3/15/38		5,880,000	4,186,460
9.625% 3/1/19		1,500,000	1,532,232
			25,298,314
Oil, Gas & Consumable Fuels - 3.5%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	7,655,170
6.45% 9/15/36		2,115,000	1,615,096
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,488,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,610,000	1,030,400
BW Group Ltd. 6.625% 6/28/17 (g)		2,957,000	1,552,425
Canadian Natural Resources Ltd.:
5.15% 2/1/13		4,498,000	4,300,619
5.7% 5/15/17		16,009,000	14,137,804
6.25% 3/15/38		3,050,000	2,277,325
6.75% 2/1/39		2,980,000	2,375,808
Canadian Oil Sands Ltd. 4.8% 8/10/09 (g)		4,122,000	4,098,377
Chesapeake Energy Corp.:
6.5% 8/15/17		3,485,000	2,753,150
6.875% 1/15/16		740,000	606,800
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
7.25% 12/15/18		$ 1,600,000	$ 1,296,000
7.5% 9/15/13		2,265,000	2,004,525
7.5% 6/15/14		1,790,000	1,570,725
7.625% 7/15/13		895,000	801,025
9.5% 2/15/15		7,770,000	7,274,663
ConocoPhillips:
4.75% 2/1/14		1,055,000	1,066,927
5.75% 2/1/19		2,930,000	2,867,169
6.5% 2/1/39		6,535,000	6,333,885
Denbury Resources, Inc. 9.75% 3/1/16		750,000	703,125
Devon Energy Corp. 5.625% 1/15/14		2,344,000	2,362,098
Drummond Co., Inc. 7.375% 2/15/16 (g)		3,590,000	2,046,300
Duke Capital LLC:
6.25% 2/15/13		1,000,000	991,300
6.75% 2/15/32		10,542,000	8,230,519
Duke Energy Field Services:
5.375% 10/15/15 (g)		1,222,000	1,002,354
6.45% 11/3/36 (g)		2,400,000	1,690,807
6.875% 2/1/11		2,313,000	2,308,201
7.875% 8/16/10		1,037,000	1,049,415
El Paso Corp.:
7% 6/15/17		2,748,000	2,410,592
8.25% 2/15/16		875,000	805,000
El Paso Energy Corp. 7.75% 1/15/32		1,315,000	1,009,448
El Paso Natural Gas Co. 5.95% 4/15/17		935,000	799,950
El Paso Performance-Linked Trust 7.75% 7/15/11 (g)		3,100,000	2,906,250
Empresa Nacional de Petroleo 6.75% 11/15/12 (g)		1,694,000	1,700,017
Enbridge Energy Partners LP:
5.875% 12/15/16		1,806,000	1,548,771
6.5% 4/15/18		2,372,000	2,069,107
9.875% 3/1/19		2,929,000	3,040,296
EnCana Holdings Finance Corp. 5.8% 5/1/14		2,888,000	2,803,246
Energy Partners Ltd. 9.75% 4/15/14		1,760,000	510,400
Enterprise Products Operating LP:
4.625% 10/15/09		1,947,000	1,937,464
5.6% 10/15/14		1,955,000	1,815,333
5.65% 4/1/13		697,000	666,699
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Forest Oil Corp.:
7.25% 6/15/19		$ 1,080,000	$ 858,600
7.75% 5/1/14		1,005,000	874,350
8.5% 2/15/14 (g)		4,070,000	3,693,525
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,881,750
Gazstream SA 5.625% 7/22/13 (g)		1,098,405	983,072
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)		3,863,000	3,508,728
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (g)		1,850,000	1,295,000
9.125% 7/2/18 (g)		1,015,000	644,525
Kinder Morgan Finance Co. ULC 5.35% 1/5/11		795,000	741,338
Lukoil International Finance BV 6.656% 6/7/22 (g)		1,222,000	830,960
Massey Energy Co. 6.875% 12/15/13		4,845,000	4,263,600
Nakilat, Inc. 6.067% 12/31/33 (g)		4,384,000	2,862,138
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (g)		240,000	152,592
Newfield Exploration Co. 7.125% 5/15/18		2,830,000	2,462,100
Nexen, Inc.:
5.05% 11/20/13		3,845,000	3,492,598
5.2% 3/10/15		909,000	779,817
5.875% 3/10/35		240,000	163,600
6.4% 5/15/37		3,645,000	2,572,342
NGPL PipeCo LLC 6.514% 12/15/12 (g)		8,163,000	7,891,711
OPTI Canada, Inc.:
7.875% 12/15/14		1,550,000	503,750
8.25% 12/15/14		3,170,000	982,700
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		415,000	296,725
8.75% 12/1/13		85,000	75,438
Pan American Energy LLC 7.75% 2/9/12 (g)		2,470,000	2,093,325
Peabody Energy Corp. 7.375% 11/1/16		1,030,000	999,100
Pemex Project Funding Master Trust:
3.2963% 6/15/10 (g)(m)		1,245,000	1,201,425
6.625% 6/15/35		625,000	443,750
Petro-Canada:
6.05% 5/15/18		3,850,000	3,173,601
6.8% 5/15/38		18,950,000	13,954,932
Petrohawk Energy Corp.:
7.875% 6/1/15 (g)		1,485,000	1,277,100
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrohawk Energy Corp.: - continued
9.125% 7/15/13		$ 4,270,000	$ 4,013,800
10.5% 8/1/14 (g)		3,025,000	2,979,625
Petroleos de Venezuela SA:
5.25% 4/12/17		14,590,000	5,544,200
5.375% 4/12/27		3,760,000	1,203,200
Petroleos Mexicanos 8% 5/3/19 (g)		987,000	969,728
Petroleum Development Corp. 12% 2/15/18		1,605,000	995,100
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	2,362,675
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	5,267,338
6.65% 1/15/37		4,430,000	3,236,904
7.75% 10/15/12		2,358,000	2,374,433
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	4,229,225
7.75% 6/15/15		485,000	438,925
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,085,000	965,650
7.375% 7/15/13		2,060,000	1,977,600
7.5% 5/15/16		2,250,000	2,081,250
Ras Laffan Liquid Natural Gas Co. Ltd. 8.294% 3/15/14 (g)		2,987,000	3,076,956
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (g)		1,343,000	1,174,118
6.332% 9/30/27 (g)		1,840,000	1,437,997
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)		2,720,000	2,647,101
SandRidge Energy, Inc.:
5.06% 4/1/14 (m)		2,720,000	1,713,600
8.625% 4/1/15 pay-in-kind (m)		6,045,000	4,080,375
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	1,538,425
Source Gas LLC 5.9% 4/1/17 (g)		3,544,000	2,656,692
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,315,000	2,187,675
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	13,147,556
Suncor Energy, Inc.:
6.1% 6/1/18		10,851,000	8,942,396
6.85% 6/1/39		10,460,000	7,610,058
Teekay Corp. 8.875% 7/15/11		2,115,000	2,009,250
Tennessee Gas Pipeline Co. 8% 2/1/16 (g)		520,000	510,900
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TEPPCO Partners LP:
5.9% 4/15/13		$ 3,239,000	$ 2,925,141
6.65% 4/15/18		4,741,000	3,997,137
7.55% 4/15/38		9,095,000	7,071,135
Texas Eastern Transmission LP 6% 9/15/17 (g)		5,990,000	5,595,343
TNK-BP Finance SA:
6.875% 7/18/11 (g)		600,000	525,000
7.5% 3/13/13 (Reg. S)		2,860,000	2,209,350
TransCanada PipeLines Ltd. 6.35% 5/15/67 (m)		2,371,000	1,434,455
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,126,406
Williams Companies, Inc. 8.75% 1/15/20 (g)		4,310,000	4,288,450
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17		285,000	246,525
XTO Energy, Inc.:
5% 1/31/15		1,749,000	1,623,623
5.65% 4/1/16		1,200,000	1,126,282
5.9% 8/1/12		4,452,000	4,412,569
6.375% 6/15/38		13,285,000	11,233,769
6.75% 8/1/37		10,380,000	9,258,939
YPF SA 10% 11/2/28		1,475,000	973,500
			326,887,153
TOTAL ENERGY			352,185,467
FINANCIALS - 8.8%
Capital Markets - 2.2%
Bear Stearns Companies, Inc.:
1.2625% 10/22/10 (m)		2,340,000	2,251,398
1.346% 8/21/09 (m)		1,170,000	1,151,767
1.3525% 7/16/09 (m)		575,000	568,188
2.4556% 9/9/09 (m)		1,271,000	1,250,440
3.25% 3/25/09		686,000	686,026
4.245% 1/7/10		1,217,000	1,192,857
4.5% 10/28/10		1,833,000	1,818,954
5.3% 10/30/15		1,170,000	1,079,075
5.85% 7/19/10		3,769,000	3,801,293
6.95% 8/10/12		10,980,000	11,365,014
BlackRock, Inc. 6.25% 9/15/17		14,822,000	14,094,788
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.:
5.25% 10/15/13		$ 5,903,000	$ 5,460,812
5.45% 11/1/12		3,769,000	3,633,067
5.625% 1/15/17		3,200,000	2,566,576
5.95% 1/18/18		3,989,000	3,565,659
6.15% 4/1/18		1,970,000	1,790,039
6.6% 1/15/12		1,711,000	1,716,032
6.75% 10/1/37		28,895,000	20,545,299
6.875% 1/15/11		273,000	276,732
7.5% 2/15/19		1,757,000	1,740,210
Janus Capital Group, Inc.:
6.125% 9/15/11		2,399,000	1,678,931
6.5% 6/15/12		4,172,000	2,816,884
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	7,086,946
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	5,530,202
Lazard Group LLC:
6.85% 6/15/17		3,840,000	2,869,786
7.125% 5/15/15		1,377,000	1,045,275
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		17,070,000	15,239,140
6.15% 4/25/13		4,271,000	3,756,345
6.4% 8/28/17		2,720,000	2,140,006
6.875% 4/25/18		4,701,000	3,911,486
Morgan Stanley:
1.6475% 1/9/12 (m)		9,924,000	8,155,543
1.6975% 1/9/14 (m)		5,002,000	3,352,320
4.75% 4/1/14		2,429,000	2,036,731
5.05% 1/21/11		3,045,000	3,003,016
5.25% 11/2/12		244,000	229,487
5.45% 1/9/17		2,238,000	1,931,170
5.95% 12/28/17		5,050,000	4,456,771
6.6% 4/1/12		5,719,000	5,678,687
6.625% 4/1/18		15,268,000	14,098,486
6.75% 4/15/11		836,000	839,426
Northern Trust Corp. 5.5% 8/15/13		2,560,000	2,648,271
Scotland International Finance No. 2 BV 7.7% 8/15/10 (g)		978,000	980,730
The Bank of New York, Inc. 4.95% 11/1/12		3,864,000	3,886,496
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch:
5.75% 4/25/18		$ 16,505,000	$ 14,431,279
5.875% 12/20/17		15,572,000	13,795,967
			206,153,607
Commercial Banks - 1.7%
American Express Bank FSB:
5.5% 4/16/13		4,091,000	3,871,669
6% 9/13/17		10,621,000	9,405,692
ANZ National International Ltd. 6.2% 7/19/13 (g)		1,099,000	1,062,802
Bank of America NA:
5.3% 3/15/17		1,515,000	1,118,284
6% 10/15/36		690,000	474,489
Bank One Corp.:
5.25% 1/30/13		930,000	903,433
7.875% 8/1/10		691,000	713,006
BB&T Capital Trust IV 6.82% 6/12/77 (m)		2,314,000	1,117,132
BB&T Corp. 6.5% 8/1/11		1,243,000	1,267,260
Chase Manhattan Corp. 7.875% 6/15/10		1,553,000	1,589,449
Credit Suisse First Boston 6% 2/15/18		16,107,000	14,612,625
Credit Suisse First Boston New York Branch 5% 5/15/13		9,569,000	9,238,286
DBS Bank Ltd. (Singapore) 1.4544% 5/16/17 (g)(m)		5,724,147	4,522,076
Development Bank of Philippines 8.375% (m)		1,355,000	1,016,250
EXIM of Ukraine:
7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		6,195,000	1,734,600
7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,330,000	931,000
Export-Import Bank of Korea:
5.125% 2/14/11		2,920,000	2,822,548
5.25% 2/10/14 (g)		565,000	507,190
5.5% 10/17/12		2,256,000	2,135,622
8.125% 1/21/14		765,000	779,153
Fifth Third Bancorp:
4.5% 6/1/18		123,000	77,146
8.25% 3/1/38		2,099,000	1,521,063
HBOS PLC 6.75% 5/21/18 (g)		6,067,000	4,870,466
HSBC Holdings PLC:
1.6125% 10/6/16 (m)		1,143,000	916,577
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC: - continued
6.5% 9/15/37		$ 8,400,000	$ 7,311,251
HSBK (Europe) B.V. 9.25% 10/16/13 (g)		2,330,000	1,048,500
JPMorgan Chase Bank 6% 10/1/17		2,095,000	1,982,109
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		1,385,000	1,246,500
KeyBank NA:
5.8% 7/1/14		1,119,000	996,741
7% 2/1/11		1,124,000	1,110,929
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	1,430,000
Korea Development Bank:
3.875% 3/2/09		3,578,000	3,578,000
4.625% 9/16/10		1,833,000	1,783,870
4.75% 7/20/09		937,000	932,594
Manufacturers & Traders Trust Co. 2.935% 4/1/13 (g)(m)		720,797	603,011
National City Bank, Cleveland:
4.15% 8/1/09		1,907,000	1,893,418
4.5% 3/15/10		2,943,000	2,924,256
PNC Funding Corp.:
1.3144% 1/31/12 (m)		5,982,000	4,758,083
7.5% 11/1/09		2,026,000	2,018,848
Rabobank Capital Funding Trust II 5.26% (g)(m)		569,000	244,670
Santander Issuances SA Unipersonal:
1.885% 6/20/16 (g)(m)		3,489,611	2,627,461
5.805% 6/20/16 (g)(m)		4,204,000	2,942,800
Sovereign Bank 2.88% 8/1/13 (m)		1,635,792	1,219,925
Standard Chartered Bank 6.4% 9/26/17 (g)		15,618,000	12,491,776
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(m)		2,933,000	1,319,850
Union Planters Corp. 7.75% 3/1/11		600,000	582,998
UnionBanCal Corp. 5.25% 12/16/13		662,000	617,347
Vimpel Communications:
8% 2/11/10 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,880,000	1,776,600
8.375% 10/22/11 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		570,000	470,250
Wachovia Bank NA:
4.875% 2/1/15		1,408,000	1,256,387
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA: - continued
6.6% 1/15/38		$ 9,000,000	$ 7,926,120
Wachovia Corp.:
1.2244% 10/15/11 (m)		4,016,000	3,563,192
1.255% 4/23/12 (m)		543,000	468,295
2.2525% 12/1/09 (m)		1,086,000	1,072,903
5.625% 10/15/16		3,399,000	3,022,935
5.75% 6/15/17		2,933,000	2,751,594
Wells Fargo & Co.:
4.2% 1/15/10		2,635,000	2,631,683
5.625% 12/11/17		10,423,000	9,893,293
Wells Fargo Bank NA, San Francisco 6.45% 2/1/11		580,000	586,192
			158,292,199
Consumer Finance - 1.1%
American Express Co. 8.15% 3/19/38		9,010,000	8,679,324
American Express Credit Corp. 5.875% 5/2/13		583,000	535,435
American General Finance Corp. 6.9% 12/15/17		5,510,000	2,190,837
Capital One Financial Corp. 2.4694% 9/10/09 (m)		3,277,000	3,155,250
Discover Financial Services:
2.6288% 6/11/10 (m)		4,022,000	3,564,003
6.45% 6/12/17		9,775,000	7,395,091
Ford Motor Credit Co. LLC:
5.5444% 4/15/09 (m)		755,000	694,600
7.25% 10/25/11		1,440,000	780,578
7.375% 10/28/09		1,155,000	924,000
General Electric Capital Corp.:
5.625% 9/15/17		5,858,000	5,105,552
5.625% 5/1/18		25,000,000	21,416,275
5.875% 1/14/38		14,000,000	9,952,684
6.375% 11/15/67 (m)		9,000,000	5,217,795
Household Finance Corp.:
6.375% 10/15/11		1,860,000	1,811,268
7% 5/15/12		468,000	465,375
HSBC Finance Corp.:
5.25% 1/14/11		1,308,000	1,283,747
5.25% 1/15/14		1,054,000	985,288
MBNA America Bank NA 7.125% 11/15/12 (g)		693,000	664,514
MBNA Corp. 7.5% 3/15/12		1,608,000	1,484,004
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Nissan Motor Acceptance Corp. 4.625% 3/8/10 (g)		$ 4,245,000	$ 3,988,419
ORIX Corp. 5.48% 11/22/11		385,000	266,600
SLM Corp.:
1.2994% 7/27/09 (m)		1,827,000	1,700,890
1.3194% 7/26/10 (m)		8,343,000	6,874,440
1.3894% 10/25/11 (m)		12,343,000	8,648,148
2.1963% 3/15/11 (m)		112,000	85,058
4.5% 7/26/10		7,157,000	5,658,109
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (g)		413,711	352,086
			103,879,370
Diversified Financial Services - 1.4%
Bank of America Corp.:
5.75% 12/1/17		4,590,000	3,872,881
7.4% 1/15/11		8,661,000	8,040,699
BTM Curacao Holding NV 1.8975% 12/19/16 (g)(m)		2,354,071	1,819,118
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		240,000	189,600
CIT Group, Inc.:
1.3866% 6/8/09 (m)		1,172,000	1,120,493
4.75% 12/15/10		821,000	623,388
5.4% 2/13/12		2,455,000	1,853,169
Citigroup, Inc.:
1.3356% 5/18/11 (m)		2,811,000	2,351,834
5.3% 10/17/12		14,295,000	12,680,208
5.5% 4/11/13		13,549,000	12,268,741
6.125% 5/15/18		3,284,000	2,831,987
6.5% 1/18/11		1,307,000	1,232,778
6.5% 8/19/13		6,153,000	5,736,423
CME Group, Inc. 5.75% 2/15/14		506,000	509,268
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18		8,874,000	9,136,076
6.375% 5/15/38		7,549,000	7,935,984
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)		3,410,000	2,608,650
9% 6/1/16 (g)		540,000	429,300
ILFC E-Capital Trust I 5.9% 12/21/65 (g)(m)		2,996,000	599,200
International Lease Finance Corp.:
5.4% 2/15/12		2,864,000	1,847,586
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
International Lease Finance Corp.: - continued
5.65% 6/1/14		$ 10,520,000	$ 6,152,590
6.375% 3/25/13		1,503,000	871,740
6.625% 11/15/13		2,721,000	1,550,970
JPMorgan Chase & Co.:
4.891% 9/1/15 (m)		2,729,000	2,191,753
5.6% 6/1/11		3,095,000	3,155,247
5.75% 1/2/13		2,217,000	2,189,758
6.75% 2/1/11		376,000	384,237
Leucadia National Corp.:
7% 8/15/13		5,740,000	4,936,400
7.125% 3/15/17		835,000	622,075
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (g)		280,000	260,157
NSG Holdings II, LLC 7.75% 12/15/25 (g)		5,470,000	4,376,000
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		1,800,000	1,701,000
Pakistan International Sukuk Co. Ltd. 3.8275% 1/27/10 (m)		773,000	641,590
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)		1,090,000	719,400
5.5% 1/15/14 (g)		695,000	475,626
5.7% 4/15/17 (g)		1,696,000	1,085,793
Sunwest Management, Inc. 8.385% 6/9/10 (b)(m)		325,000	195,000
TMK Capital SA 10% 7/29/11		3,000,000	1,980,000
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)		3,238,000	2,379,930
Yankee Acquisition Corp. 8.5% 2/15/15		1,140,000	609,900
ZFS Finance USA Trust I 6.15% 12/15/65 (g)(m)		2,323,000	1,022,120
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(m)		5,008,000	2,038,376
ZFS Finance USA Trust IV 5.875% 5/9/32 (g)(m)		2,501,000	963,685
ZFS Finance USA Trust V 6.5% 5/9/67 (g)(m)		12,400,000	4,898,000
			123,088,730
Insurance - 0.6%
American International Group, Inc. 8.175% 5/15/58 (g)(m)		7,875,000	1,258,236
Assurant, Inc.:
5.625% 2/15/14		1,912,000	1,578,616
6.75% 2/15/34		1,967,000	1,228,096
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	430,887
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)		$ 1,491,000	$ 924,420
Jackson National Life Global Funding 5.375% 5/8/13 (g)		753,000	688,020
Liberty Mutual Group, Inc. 6.5% 3/15/35 (g)		594,000	360,949
MetLife, Inc.:
5% 6/15/15		1,163,000	1,079,515
6.125% 12/1/11		990,000	991,694
7.717% 2/15/19		10,958,000	10,573,199
Metropolitan Life Global Funding I:
4.625% 8/19/10 (g)		3,299,000	3,212,781
5.125% 4/10/13 (g)		559,000	534,017
Monumental Global Funding II 5.65% 7/14/11 (g)		1,652,000	1,666,655
Monumental Global Funding III 5.5% 4/22/13 (g)		2,202,000	1,940,821
Pacific Life Global Funding 5.15% 4/15/13 (g)		11,281,000	11,003,634
Prudential Financial, Inc.:
5.15% 1/15/13		2,167,000	1,938,720
5.4% 6/13/35		452,000	267,353
5.5% 3/15/16		425,000	355,147
5.7% 12/14/36		384,000	234,546
8.875% 6/15/68 (m)		2,972,000	1,694,040
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(m)		3,342,000	1,570,740
Symetra Financial Corp. 6.125% 4/1/16 (g)		5,181,000	4,083,612
The Chubb Corp.:
5.75% 5/15/18		4,035,000	3,880,439
6.5% 5/15/38		3,390,000	3,152,178
The St. Paul Travelers Companies, Inc. 8.125% 4/15/10		1,249,000	1,269,085
			55,917,400
Real Estate Investment Trusts - 1.1%
AMB Property LP 5.9% 8/15/13		2,580,000	1,788,170
Arden Realty LP 5.2% 9/1/11		1,339,000	1,348,745
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	324,876
5.5% 1/15/12		2,394,000	2,230,614
6.625% 9/15/11		818,000	789,210
Brandywine Operating Partnership LP:
4.5% 11/1/09		3,087,000	2,975,001
5.625% 12/15/10		4,079,000	3,603,123
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Brandywine Operating Partnership LP: - continued
5.7% 5/1/17		$ 4,746,000	$ 2,368,406
5.75% 4/1/12		2,463,000	1,354,650
BRE Properties, Inc.:
4.875% 5/15/10		2,583,000	2,430,830
5.75% 9/1/09		611,000	608,218
Camden Property Trust:
4.375% 1/15/10		1,479,000	1,331,100
5.375% 12/15/13		656,000	537,920
5.875% 11/30/12		2,958,000	2,543,880
Colonial Properties Trust 4.75% 2/1/10		5,652,000	5,404,284
CPG Partners LP 6% 1/15/13		1,017,000	903,983
Developers Diversified Realty Corp.:
4.625% 8/1/10		3,013,000	2,126,479
5% 5/3/10		2,241,000	1,568,700
5.25% 4/15/11		2,432,000	1,196,953
5.375% 10/15/12		1,286,000	615,845
Duke Realty LP:
4.625% 5/15/13		627,000	421,608
5.25% 1/15/10		453,000	431,907
5.4% 8/15/14		5,247,000	3,579,057
5.625% 8/15/11		2,957,000	2,519,385
5.875% 8/15/12		1,009,000	773,076
5.95% 2/15/17		490,000	302,878
6.25% 5/15/13		14,190,000	10,642,500
6.5% 1/15/18		3,795,000	2,348,395
Equity One, Inc.:
6% 9/15/17		854,000	563,229
6.25% 1/15/17		494,000	335,920
Federal Realty Investment Trust:
5.4% 12/1/13		413,000	314,283
6% 7/15/12		2,933,000	2,413,049
6.2% 1/15/17		620,000	471,200
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	46,400
HMB Capital Trust V 5.5963% 12/15/36 (b)(g)(m)		270,000	27
Hospitality Properties Trust:
5.625% 3/15/17		1,200,000	668,058
6.7% 1/15/18		5,000,000	2,850,605
Host Hotels & Resorts LP 6.875% 11/1/14		835,000	619,988
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15		$ 890,000	$ 587,400
6.25% 6/15/17		1,232,000	761,282
6.65% 1/15/18		618,000	393,288
iStar Financial, Inc. 5.95% 10/15/13		300,000	102,000
Liberty Property LP:
5.125% 3/2/15		848,000	615,835
5.5% 12/15/16		1,487,000	1,025,435
6.625% 10/1/17		3,785,000	2,734,333
Mack-Cali Realty LP:
5.05% 4/15/10		811,000	762,340
7.25% 3/15/09		2,916,000	2,910,824
7.75% 2/15/11		976,000	917,440
Omega Healthcare Investors, Inc.:
7% 4/1/14		5,850,000	5,499,000
7% 1/15/16		1,960,000	1,778,700
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	2,163,126
Rouse Co.:
5.375% 11/26/13 (b)		145,000	43,500
7.2% 9/15/12 (b)		10,000	3,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(g)		495,000	148,500
Senior Housing Properties Trust 8.625% 1/15/12		250,000	222,500
Simon Property Group LP:
4.6% 6/15/10		1,096,000	1,049,925
4.875% 8/15/10		675,000	646,421
5% 3/1/12		363,000	312,180
5.375% 6/1/11		621,000	578,527
5.6% 9/1/11		2,718,000	2,526,848
5.75% 5/1/12		1,267,000	1,102,290
7.75% 1/20/11		821,000	784,930
Tanger Properties LP 6.15% 11/15/15		24,000	17,714
UDR, Inc. 5.5% 4/1/14		2,755,000	2,183,911
Ventas Realty LP:
6.5% 6/1/16		105,000	88,988
6.625% 10/15/14		2,665,000	2,371,850
6.75% 4/1/17		1,285,000	1,082,613
Washington (REIT) 5.95% 6/15/11		3,637,000	3,168,551
			101,935,803
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 9,860,000	$ 8,109,850
8.125% 6/1/12		2,265,000	1,993,200
ERP Operating LP:
5.375% 8/1/16		2,170,000	1,756,114
5.5% 10/1/12		3,582,000	3,263,438
5.75% 6/15/17		6,260,000	5,087,921
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	44,000
Post Apartment Homes LP:
5.45% 6/1/12		1,355,000	1,138,200
6.3% 6/1/13		2,397,000	1,965,540
Regency Centers LP:
4.95% 4/15/14		611,000	446,496
5.25% 8/1/15		2,133,000	1,479,833
5.875% 6/15/17		1,056,000	732,831
			26,017,423
Thrifts & Mortgage Finance - 0.4%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	6,886,136
5.65% 5/1/18		13,300,000	11,262,427
Countrywide Financial Corp.:
1.6863% 3/24/09 (m)		2,308,000	2,302,576
4.5% 6/15/10		479,000	465,090
5.8% 6/7/12		2,916,000	2,672,289
Countrywide Home Loans, Inc.:
4.125% 9/15/09		3,848,000	3,812,652
6.25% 4/15/09		607,000	607,868
Independence Community Bank Corp.:
3.585% 6/20/13 (m)		2,445,078	1,760,456
3.75% 4/1/14 (m)		4,218,000	2,826,060
4.9% 9/23/10		1,696,000	1,585,964
World Savings Bank FSB 4.125% 12/15/09		519,000	516,167
Wrightwood Capital LLC 10.5% 6/1/14 (g)		100,000	68,000
			34,765,685
TOTAL FINANCIALS			810,050,217
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.9%
Biotechnology - 0.0%
Amgen, Inc. 5.85% 6/1/17		$ 2,956,000	$ 3,017,644
Health Care Equipment & Supplies - 0.2%
Biomet, Inc.:
10% 10/15/17		4,825,000	4,825,000
10.375% 10/15/17 pay-in-kind (m)		3,155,000	2,760,625
11.625% 10/15/17		5,185,000	4,796,125
Boston Scientific Corp. 6.4% 6/15/16		980,000	928,550
FMC Finance III SA 6.875% 7/15/17		1,030,000	1,009,400
Fresenius US Finance II, Inc. 9% 7/15/15 (g)		1,515,000	1,545,300
			15,865,000
Health Care Providers & Services - 0.4%
Community Health Systems, Inc. 8.875% 7/15/15		8,900,000	8,410,500
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,142,108
6.3% 8/15/14		3,618,000	2,634,143
DASA Finance Corp. 8.75% 5/29/18 (g)		725,000	616,250
DaVita, Inc. 6.625% 3/15/13		1,725,000	1,681,875
HCA, Inc.:
6.5% 2/15/16		3,305,000	2,230,875
7.875% 2/1/11		325,000	320,125
8.75% 9/1/10		1,045,000	1,039,775
9.125% 11/15/14		2,070,000	1,945,800
9.25% 11/15/16		4,905,000	4,500,338
9.875% 2/15/17 (g)		540,000	518,400
10.375% 11/15/16 pay-in-kind (m)		10,700,000	8,610,714
HealthSouth Corp. 10.75% 6/15/16		5,770,000	5,784,425
Psychiatric Solutions, Inc. 7.75% 7/15/15		675,000	585,563
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	62,080
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	9,150
Viant Holdings, Inc. 10.125% 7/15/17 (g)		71,000	35,500
			40,127,621
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		7,885,000	5,953,175
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,709,520
6.45% 9/15/37		2,600,000	2,745,938
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co. 5.45% 5/1/18		$ 2,932,000	$ 2,991,074
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	2,957,164
Roche Holdings, Inc. 5% 3/1/14 (g)		5,943,000	6,010,477
Teva Pharmaceutical Finance LLC 5.55% 2/1/16		958,000	942,174
			19,356,347
TOTAL HEALTH CARE			84,319,787
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		3,010,000	2,904,650
BAE Systems Holdings, Inc.:
4.75% 8/15/10 (g)		2,640,000	2,633,778
6.4% 12/15/11 (g)		818,000	846,792
BE Aerospace, Inc. 8.5% 7/1/18		2,405,000	1,917,988
Bombardier, Inc.:
6.3% 5/1/14 (g)		1,575,000	1,055,250
6.75% 5/1/12 (g)		2,140,000	1,679,900
7.45% 5/1/34 (g)		425,000	248,625
8% 11/15/14 (g)		915,000	658,800
			11,945,783
Air Freight & Logistics - 0.0%
FedEx Corp. 8% 1/15/19		1,410,000	1,479,368
Airlines - 0.4%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,491,650
6.855% 10/15/10		74,580	73,462
6.977% 11/23/22		1,189,103	642,116
6.978% 10/1/12		412,864	381,899
7.024% 4/15/11		2,830,000	2,745,100
7.858% 4/1/13		5,433,000	4,699,545
8.608% 10/1/12		960,000	710,400
AMR Corp. 9% 8/1/12		485,000	276,450
Continental Airlines, Inc.:
pass-thru trust certificates:
7.566% 9/15/21		382,027	294,160
7.73% 9/15/12		19,588	15,866
7.875% 7/2/18		1,534,241	905,202
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
pass-thru trust certificates:
9.558% 9/1/19		$ 245,028	$ 144,567
9.798% 4/1/21		780,022	423,162
6.648% 9/15/17		3,227,863	2,550,012
6.82% 5/1/18		221,731	168,516
6.9% 7/2/19		869,017	699,558
7.056% 3/15/11		1,759,000	1,706,230
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		377,545	273,720
7.57% 11/18/10		11,016,000	10,079,640
8.021% 8/10/22		960,115	528,063
8.954% 8/10/14		1,490,217	923,934
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,165,000	669,875
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,268,572	1,633,372
8.36% 7/20/20		1,544,452	1,189,228
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24		566,067	404,738
Class B, 7.336% 7/2/19		889,635	462,610
6.071% 9/1/14		362,349	351,478
6.201% 3/1/10		231,119	218,408
6.602% 9/1/13		654,586	618,584
7.032% 4/1/12		544,479	521,338
7.186% 10/1/12		1,353,386	1,295,867
			38,098,750
Building Products - 0.1%
Masco Corp. 2.3988% 3/12/10 (m)		3,759,949	3,373,219
Nortek, Inc. 10% 12/1/13		2,270,000	885,300
Owens Corning 6.5% 12/1/16		1,835,000	1,348,452
Ply Gem Industries, Inc. 11.75% 6/15/13		710,000	326,600
			5,933,571
Commercial Services & Supplies - 0.3%
Allied Waste North America, Inc.:
6.875% 6/1/17		3,060,000	2,907,000
7.125% 5/15/16		2,040,000	1,968,600
7.25% 3/15/15		800,000	780,000
7.875% 4/15/13		120,000	119,700
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.:
4.67% 2/1/15 (m)		$ 4,985,000	$ 3,913,225
8.5% 2/1/15		3,370,000	3,066,700
Corrections Corp. of America 6.25% 3/15/13		1,280,000	1,225,600
Iron Mountain, Inc.:
6.625% 1/1/16		4,025,000	3,743,250
7.75% 1/15/15		2,545,000	2,525,913
8.625% 4/1/13		1,015,000	1,015,000
JohnsonDiversey, Inc. 9.625% 5/15/12		210,000	175,350
Rental Service Corp. 9.5% 12/1/14		3,405,000	1,872,750
United Rentals North America, Inc.:
7% 2/15/14		1,450,000	797,500
7.75% 11/15/13		300,000	171,000
US Investigations Services, Inc.:
10.5% 11/1/15 (g)		1,250,000	993,750
11.75% 5/1/16 (g)		950,000	660,250
Waste Management, Inc. 6.375% 3/11/15		1,735,000	1,718,252
			27,653,840
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		1,025,000	850,750
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	4,005,700
			4,856,450
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
5.15% 10/15/10		2,528,000	2,588,485
5.45% 10/15/12		618,000	632,465
6% 10/15/17		2,929,000	2,949,711
6.55% 10/15/37		3,620,000	3,598,819
General Electric Co. 5.25% 12/6/17		17,730,000	16,318,266
Sequa Corp.:
11.75% 12/1/15 (g)		1,415,000	226,400
13.5% 12/1/15 pay-in-kind (g)		753,389	95,398
			26,409,544
Machinery - 0.1%
Atlas Copco AB 5.6% 5/22/17 (g)		611,000	581,084
Case Corp. 7.25% 1/15/16		1,705,000	1,167,925
PACCAR, Inc. 6.875% 2/15/14		730,000	744,772
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		$ 705,000	$ 525,225
9.5% 8/1/14		425,000	358,063
11.75% 8/1/16		705,000	458,250
SPX Corp. 7.625% 12/15/14 (g)		730,000	689,850
Terex Corp. 8% 11/15/17		7,310,000	5,884,550
			10,409,719
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		1,820,000	1,092,000
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	2,099,738
7.75% 10/1/16		765,000	755,438
			2,855,176
Road & Rail - 0.1%
CSX Corp. 6.25% 4/1/15		2,470,000	2,298,678
Hertz Corp.:
8.875% 1/1/14		4,055,000	1,997,088
10.5% 1/1/16		1,490,000	543,850
Kansas City Southern Railway Co.:
8% 6/1/15		2,840,000	2,584,400
13% 12/15/13		925,000	971,250
			8,395,266
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (g)		300,000	168,000
Ashtead Holdings PLC 8.625% 8/1/15 (g)		275,000	154,000
Penhall International Corp. 12% 8/1/14 (g)		60,000	15,000
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind		2,515,000	1,886,250
			2,223,250
TOTAL INDUSTRIALS			141,352,717
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
4.95% 2/15/19		3,513,000	3,395,097
5.9% 2/15/39		562,000	523,320
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
L-3 Communications Corp.:
5.875% 1/15/15		$ 2,150,000	$ 1,983,375
6.125% 7/15/13		1,430,000	1,362,075
7.625% 6/15/12		1,135,000	1,137,838
Lucent Technologies, Inc.:
6.45% 3/15/29		2,700,000	918,000
6.5% 1/15/28		1,940,000	659,600
			9,979,305
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings:
6.375% 10/1/11		1,445,000	982,600
6.8% 10/1/16		3,015,000	1,688,400
			2,671,000
Electronic Equipment & Components - 0.2%
Celestica, Inc. 7.875% 7/1/11		1,450,000	1,370,250
Flextronics International Ltd.:
6.25% 11/15/14		240,000	197,400
6.5% 5/15/13		2,510,000	2,196,250
Jabil Circuit, Inc. 8.25% 3/15/18		2,360,000	1,793,600
Texas Competitive Electric Holdings Co. LLC:
10.25% 11/1/15		4,640,000	2,621,600
10.25% 11/1/15		4,690,000	2,649,850
11.25% 11/1/16 pay-in-kind		3,965,000	1,676,452
Tyco Electronics Group SA:
5.95% 1/15/14		2,950,000	2,552,641
6% 10/1/12		3,877,000	3,417,176
6.55% 10/1/17		2,360,000	1,779,388
7.125% 10/1/37		1,895,000	1,236,472
			21,491,079
IT Services - 0.1%
Iron Mountain, Inc. 8% 6/15/20		1,205,000	1,132,700
SunGard Data Systems, Inc.:
9.125% 8/15/13		2,185,000	1,846,325
10.25% 8/15/15		990,000	668,250
			3,647,275
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		6,025,000	4,504,742
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Office Electronics - continued
Xerox Corp.:
5.5% 5/15/12		$ 1,602,000	$ 1,484,974
7.625% 6/15/13		2,315,000	2,199,250
			8,188,966
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16		865,000	484,400
Avago Technologies Finance Ltd. 10.125% 12/1/13		1,020,000	859,350
National Semiconductor Corp.:
2.2463% 6/15/10 (m)		3,100,704	2,693,588
6.15% 6/15/12		1,484,000	1,163,772
			5,201,110
TOTAL INFORMATION TECHNOLOGY			51,178,735
MATERIALS - 1.3%
Chemicals - 0.2%
Airgas, Inc. 7.125% 10/1/18 (g)		1,265,000	1,163,800
Berry Plastics Corp. 5.8444% 2/15/15 (m)		1,975,000	1,501,000
Chemtura Corp. 6.875% 6/1/16		595,000	309,400
E.I. du Pont de Nemours & Co. 5% 1/15/13		472,000	482,126
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (g)		2,130,000	2,098,050
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	355,200
Lubrizol Corp. 8.875% 2/1/19		948,000	971,966
Momentive Performance Materials, Inc. 9.75% 12/1/14		5,500,000	2,145,000
Nalco Co.:
7.75% 11/15/11		2,105,000	2,078,688
8.875% 11/15/13		1,270,000	1,231,900
NOVA Chemicals Corp.:
5.72% 11/15/13 (m)		1,330,000	877,800
6.5% 1/15/12		4,110,000	3,257,175
Pliant Corp. 11.35% 6/15/09 (e)		60,320	12,667
PolyOne Corp. 8.875% 5/1/12		1,410,000	571,050
Westlake Chemical Corp. 6.625% 1/15/16		2,620,000	1,519,600
			18,575,422
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		1,833,000	1,308,551
Containers & Packaging - 0.2%
Ball Corp. 6.625% 3/15/18		995,000	960,175
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
BWAY Corp. 10% 10/15/10		$ 940,000	$ 878,900
Cascades, Inc. 7.25% 2/15/13		740,000	423,650
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		700,000	705,250
Crown Cork & Seal, Inc.:
7.375% 12/15/26		4,250,000	3,527,500
8% 4/15/23		335,000	299,825
Graphic Packaging International, Inc. 8.5% 8/15/11		1,005,000	886,913
Greif, Inc. 6.75% 2/1/17		4,050,000	3,543,750
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13		1,840,000	1,867,600
Owens-Illinois, Inc. 7.8% 5/15/18		985,000	945,600
Pactiv Corp.:
5.875% 7/15/12		1,713,000	1,592,448
6.4% 1/15/18		1,749,000	1,426,049
Rock-Tenn Co. 9.25% 3/15/16 (g)		2,215,000	2,192,850
Sealed Air Corp. 6.95% 5/15/09 (g)		649,000	651,717
Vitro SAB de CV 8.625% 2/1/12 (b)		3,925,000	981,250
			20,883,477
Metals & Mining - 0.7%
BHP Billiton Financial USA Ltd. 5.125% 3/29/12		1,975,000	2,019,718
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)		2,002,000	2,061,217
Evraz Group SA:
8.875% 4/24/13 (g)		5,705,000	3,423,000
9.5% 4/24/18 (g)		715,000	364,650
FMG Finance Property Ltd.:
5.2612% 9/1/11 (g)(m)		1,490,000	1,236,700
10% 9/1/13 (g)		7,300,000	6,059,000
10.625% 9/1/16 (g)		1,484,000	1,246,560
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (m)		150,000	109,500
8.25% 4/1/15		7,785,000	6,889,725
8.375% 4/1/17		5,545,000	4,740,975
Novelis, Inc. 7.25% 2/15/15		1,100,000	363,000
Rio Tinto Finance Ltd.:
5.875% 7/15/13		3,264,000	2,966,956
6.5% 7/15/18		9,474,000	8,370,270
7.125% 7/15/28		8,900,000	7,308,324
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.:
6.75% 4/1/15		$ 3,735,000	$ 2,875,950
7.375% 11/1/12		2,000,000	1,720,000
7.75% 4/15/16 (g)		770,000	596,750
United States Steel Corp.:
5.65% 6/1/13		1,484,000	1,214,136
6.65% 6/1/37		3,395,000	2,244,322
Vale Overseas Ltd. 6.25% 1/23/17		5,007,000	4,819,047
Vedanta Resources PLC 6.625% 2/22/10 (g)		2,000,000	1,870,000
			62,499,800
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		1,210,000	847,000
Catalyst Paper Corp. 8.625% 6/15/11		1,685,000	775,100
Domtar Corp.:
5.375% 12/1/13		2,260,000	1,548,100
7.125% 8/15/15		2,910,000	1,935,150
Georgia-Pacific Corp.:
7% 1/15/15 (g)		6,505,000	5,984,600
8.125% 5/15/11		3,130,000	3,036,100
8.875% 5/15/31		1,510,000	1,162,700
International Paper Co.:
5.85% 10/30/12		149,000	132,686
7.4% 6/15/14		2,589,000	2,082,602
			17,504,038
TOTAL MATERIALS			120,771,288
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.2%
AT&T Broadband Corp. 8.375% 3/15/13		2,585,000	2,757,562
AT&T, Inc.:
5.8% 2/15/19		8,788,000	8,533,983
6.3% 1/15/38		40,171,000	36,086,895
6.7% 11/15/13		1,173,000	1,241,077
6.8% 5/15/36		11,484,000	11,089,961
Axtel SAB de CV 11% 12/15/13		150,000	127,875
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,064,255
British Telecommunications PLC 8.625% 12/15/10		2,717,000	2,831,239
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cincinnati Bell, Inc. 8.375% 1/15/14		$ 4,195,000	$ 3,817,450
Citizens Communications Co.:
6.25% 1/15/13		960,000	868,800
9% 8/15/31		2,500,000	1,825,000
Deutsche Telekom International Financial BV:
5.25% 7/22/13		2,448,000	2,455,829
6.75% 8/20/18		3,629,000	3,712,032
Embarq Corp. 6.738% 6/1/13		1,430,000	1,344,200
Global Village Telecom Finance LLC 12% 6/30/11		682,500	679,088
Indosat Finance Co. BV 7.75% 11/5/10		610,000	591,700
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	2,627,000
7.625% 4/15/12		6,930,000	5,613,300
11.25% 6/15/16		1,975,000	1,866,375
Level 3 Financing, Inc.:
5.485% 2/15/15 (m)		255,000	122,400
8.75% 2/15/17		1,745,000	999,013
9.25% 11/1/14		665,000	422,275
Qwest Capital Funding, Inc. 7.25% 2/15/11		1,525,000	1,448,750
Qwest Communications International, Inc.:
7.5% 2/15/14		370,000	313,575
7.5% 2/15/14		1,310,000	1,110,225
Qwest Corp.:
5.2463% 6/15/13 (m)		1,870,000	1,584,825
6.5% 6/1/17		1,925,000	1,578,500
7.5% 10/1/14		2,720,000	2,448,000
7.625% 6/15/15		2,670,000	2,382,975
8.875% 3/15/12		4,280,000	4,215,800
SBC Communications, Inc.:
5.1% 9/15/14		2,169,000	2,150,852
5.875% 2/1/12		2,733,000	2,824,012
5.875% 8/15/12		978,000	1,014,591
6.15% 9/15/34		350,000	310,859
6.45% 6/15/34		370,000	339,657
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,330,000	1,044,050
Sprint Capital Corp.:
6.875% 11/15/28		17,440,000	9,635,600
7.625% 1/30/11		2,685,000	2,329,238
8.375% 3/15/12		1,510,000	1,223,100
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.: - continued
8.75% 3/15/32		$ 165,000	$ 99,413
Telecom Italia Capital SA:
4% 1/15/10		4,890,000	4,805,031
4.95% 9/30/14		3,208,000	2,763,567
5.25% 10/1/15		4,726,000	3,986,636
6.999% 6/4/18		1,793,000	1,618,087
7.2% 7/18/36		8,860,000	7,181,863
Telefonica Emisiones SAU:
1.555% 2/4/13 (m)		2,403,000	2,064,549
6.421% 6/20/16		1,162,000	1,180,628
7.045% 6/20/36		4,999,000	5,096,141
Telefonos de Mexico SA de CV 4.75% 1/27/10		6,202,000	6,264,020
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	3,595,763
U.S. West Communications:
6.875% 9/15/33		1,540,000	1,031,800
7.5% 6/15/23		3,760,000	2,744,800
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	5,940,552
6.25% 4/1/37		2,348,000	2,160,944
6.4% 2/15/38		7,621,000	7,150,380
6.9% 4/15/38		6,295,000	6,259,144
Verizon Global Funding Corp.:
7.25% 12/1/10		2,741,000	2,894,507
7.75% 12/1/30		5,296,000	5,444,616
Verizon New England, Inc. 6.5% 9/15/11		891,000	916,246
Verizon New York, Inc. 6.875% 4/1/12		2,653,000	2,710,729
			202,541,334
Wireless Telecommunication Services - 1.0%
America Movil SAB de CV:
4.125% 3/1/09		1,215,000	1,215,000
5.625% 11/15/17		1,809,000	1,681,836
Cricket Communications, Inc.:
9.375% 11/1/14		2,290,000	2,089,625
10% 7/15/15 (g)		2,130,000	1,959,600
Crown Castle International Corp. 9% 1/15/15		2,315,000	2,257,125
Digicel Group Ltd.:
8.875% 1/15/15 (g)		10,810,000	7,891,300
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
9.125% 1/15/15 pay-in-kind (g)(m)		$ 2,575,000	$ 1,802,500
9.25% 9/1/12 (g)		4,765,000	4,288,500
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15		3,195,000	2,899,463
7.625% 5/15/16		1,415,000	1,358,400
8.375% 3/15/13		3,395,000	3,420,463
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (g)		5,450,000	5,000,375
11.5% 6/15/16 (g)		5,765,000	5,347,038
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (g)		7,125,000	6,626,250
8.875% 1/15/15 (g)		550,000	510,125
MetroPCS Wireless, Inc.:
9.25% 11/1/14		4,060,000	3,836,700
9.25% 11/1/14 (g)		1,560,000	1,466,400
Millicom International Cellular SA 10% 12/1/13		1,810,000	1,764,750
Mobile Telesystems Finance SA 8% 1/28/12 (g)		5,079,000	4,190,175
Nextel Communications, Inc.:
5.95% 3/15/14		3,495,000	1,642,650
6.875% 10/31/13		8,140,000	3,866,500
7.375% 8/1/15		640,000	294,400
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)		3,800,000	2,280,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		2,820,000	1,240,800
Sprint Nextel Corp. 6% 12/1/16		6,080,000	3,952,000
Telecom Personal SA 9.25% 12/22/10 (g)		4,120,000	3,883,100
Verizon Wireless Capital LLC:
5.55% 2/1/14 (g)		2,374,000	2,360,202
8.5% 11/15/18 (g)		3,519,000	3,961,363
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		4,575,000	3,122,438
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		1,020,000	571,200
Vodafone Group PLC:
5% 12/16/13		2,296,000	2,302,022
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
5.5% 6/15/11		$ 2,760,000	$ 2,798,902
7.75% 2/15/10		1,848,000	1,920,706
			93,801,908
TOTAL TELECOMMUNICATION SERVICES			296,343,242
UTILITIES - 3.1%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17		2,987,000	2,913,185
Cleveland Electric Illuminating Co.:
5.65% 12/15/13		4,113,000	3,916,411
8.875% 11/15/18		1,183,000	1,306,938
Commonwealth Edison Co.:
5.4% 12/15/11		3,665,000	3,727,232
5.8% 3/15/18		10,485,000	9,959,775
6.15% 9/15/17		5,140,000	4,999,591
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	4,751,881
6.05% 4/15/38		4,552,000	4,700,941
7% 11/15/18		626,000	714,856
Edison Mission Energy:
7% 5/15/17		2,095,000	1,770,275
7.2% 5/15/19		4,865,000	4,050,113
7.625% 5/15/27		2,615,000	1,935,100
EDP Finance BV:
5.375% 11/2/12 (g)		1,993,000	1,959,723
6% 2/2/18 (g)		9,619,000	8,932,502
Enel Finance International SA:
5.7% 1/15/13 (g)		834,000	825,810
6.25% 9/15/17 (g)		2,667,000	2,345,805
6.8% 9/15/37 (g)		16,141,000	12,946,858
Energy Future Holdings:
10.875% 11/1/17		4,420,000	2,629,900
12% 11/1/17 pay-in-kind (m)		7,005,000	2,804,335
Exelon Corp.:
4.9% 6/15/15		3,200,000	2,746,659
6.75% 5/1/11		665,000	665,077
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp. 6.45% 11/15/11		$ 1,973,000	$ 1,970,928
FPL Group Capital, Inc. 7.875% 12/15/15		1,547,000	1,748,407
Illinois Power Co. 6.125% 11/15/17		3,112,000	2,928,146
Intergen NV 9% 6/30/17 (g)		6,405,000	6,020,700
IPALCO Enterprises, Inc. 7.25% 4/1/16 (g)		4,440,000	4,084,800
Jersey Central Power & Light Co. 7.35% 2/1/19		1,763,000	1,769,830
Majapahit Holding BV 7.75% 10/17/16		840,000	571,200
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	1,036,150
8.5% 10/1/21		3,570,000	2,463,300
9.125% 5/1/31		2,460,000	1,722,000
National Power Corp. 6.875% 11/2/16 (g)		2,005,000	1,784,450
Nevada Power Co.:
6.5% 5/15/18		790,000	745,918
6.5% 8/1/18		1,570,000	1,481,075
Oncor Electric Delivery Co. 6.375% 5/1/12		2,731,000	2,729,856
Oncor Electric Delivery Co. LLC 5.95% 9/1/13 (g)		3,617,000	3,549,337
Orion Power Holdings, Inc. 12% 5/1/10		70,000	71,838
PacifiCorp 6% 1/15/39		1,205,000	1,190,870
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	700,130
Pepco Holdings, Inc.:
4% 5/15/10		2,231,000	2,180,334
6.125% 6/1/17		600,000	531,531
6.45% 8/15/12		3,730,000	3,641,748
PPL Capital Funding, Inc. 6.7% 3/30/67 (m)		8,250,000	4,950,000
Progress Energy, Inc. 7.1% 3/1/11		3,385,000	3,476,984
Sierra Pacific Power Co. 5.45% 9/1/13		1,560,000	1,509,635
Southern California Edison Co. 5.95% 2/1/38		3,750,000	3,841,485
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	12,664,575
West Penn Power Co. 5.95% 12/15/17 (g)		314,000	277,648
Wisconsin Electric Power Co. 6.25% 12/1/15		3,012,000	3,199,645
			153,445,487
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		1,365,000	853,125
8.75% 2/15/12		1,325,000	1,106,375
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,250,000	675,000
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Intergas Finance BV: - continued
6.875% 11/4/11 (Reg. S)		$ 3,395,000	$ 2,410,450
Southern Natural Gas Co. 5.9% 4/1/17 (g)		442,000	377,112
Texas Eastern Transmission Corp. 7.3% 12/1/10		3,100,000	3,206,315
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		2,855,000	1,663,038
			10,291,415
Independent Power Producers & Energy Traders - 0.6%
AES Corp.:
7.75% 3/1/14		5,400,000	4,779,000
7.75% 10/15/15		3,210,000	2,808,750
8% 10/15/17		1,615,000	1,372,750
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,241,200
Constellation Energy Group, Inc. 7% 4/1/12		6,444,000	6,273,176
Duke Capital LLC 5.668% 8/15/14		2,055,000	1,896,740
Exelon Generation Co. LLC 5.35% 1/15/14		1,528,000	1,411,446
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,820,000
NRG Energy, Inc.:
7.25% 2/1/14		6,090,000	5,755,050
7.375% 2/1/16		3,750,000	3,506,250
7.375% 1/15/17		4,070,000	3,764,750
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	5,972,049
Reliant Energy, Inc.:
6.75% 12/15/14		1,940,000	1,726,600
7.625% 6/15/14		4,570,000	3,290,400
7.875% 6/15/17		745,000	536,400
Tenaska Alabama Partners LP 7% 6/30/21 (g)		444,022	364,098
TXU Corp. 5.55% 11/15/14		3,140,000	1,570,000
			56,088,659
Multi-Utilities - 0.8%
Aquila, Inc. 11.875% 7/1/12 (m)		155,000	162,750
CenterPoint Energy, Inc. 5.95% 2/1/17		1,788,000	1,458,212
CMS Energy Corp.:
6.3% 2/1/12		1,865,000	1,753,100
6.55% 7/17/17		5,620,000	4,959,139
Dominion Resources, Inc.:
4.75% 12/15/10		3,931,000	3,954,869
6.3% 9/30/66 (m)		3,991,000	2,354,690
7.5% 6/30/66 (m)		14,890,000	9,678,500
Corporate Bonds - continued
		Principal Amount (c)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co. 7.05% 6/1/11		$ 984,000	$ 993,192
KeySpan Corp. 7.625% 11/15/10		494,000	514,895
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		5,000,000	4,967,340
5.875% 10/1/12		2,921,000	3,009,758
6.5% 9/15/37		17,430,000	16,806,424
National Grid PLC 6.3% 8/1/16		1,477,000	1,410,279
NiSource Finance Corp.:
5.25% 9/15/17		2,268,000	1,670,677
5.4% 7/15/14		1,347,000	1,057,647
5.45% 9/15/20		2,539,000	1,738,606
6.4% 3/15/18		1,547,000	1,214,492
6.8% 1/15/19		10,000,000	7,841,830
7.875% 11/15/10		1,022,000	1,000,920
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		6,172,000	3,764,920
WPS Resources Corp. 6.11% 12/1/66 (m)		882,000	467,460
			70,779,700
TOTAL UTILITIES			290,605,261
TOTAL NONCONVERTIBLE BONDS			2,668,085,100
TOTAL CORPORATE BONDS (Cost $2,999,417,754)			2,676,091,011
U.S. Government and Government Agency Obligations - 9.5%

U.S. Government Agency Obligations - 1.3%
Fannie Mae:
4.375% 7/17/13 (j)		8,745,000	9,385,834
4.75% 11/19/12		24,650,000	26,932,861
5% 2/16/12		8,000,000	8,697,500
Federal Home Loan Bank 3.625% 5/29/13		15,625,000	16,291,563
Freddie Mac 5.25% 7/18/11 (f)		50,000,000	54,188,650
Tennessee Valley Authority 5.375% 4/1/56		385,000	417,578
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			115,913,986
U.S. Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
U.S. Treasury Inflation Protected Obligations - 6.6%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		$ 81,915,792	$ 78,002,411
2% 1/15/14 (j)		321,183,014	319,796,982
2% 7/15/14		72,520,500	72,230,366
2.625% 7/15/17		136,327,632	139,291,286
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			609,321,045
U.S. Treasury Obligations - 1.6%
U.S. Treasury Bonds 4.5% 5/15/38		20,000,000	22,706,240
U.S. Treasury Notes:
0.875% 1/31/11		22,879,000	22,829,810
1.25% 11/30/10		21,871,000	21,973,575
4.125% 8/31/12		35,285,000	38,314,535
4.5% 9/30/11 (j)		41,855,000	45,321,096
TOTAL U.S. TREASURY OBLIGATIONS			151,145,256
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $869,366,250)			876,380,287
U.S. Government Agency - Mortgage Securities - 16.2%

Fannie Mae - 14.4%
3.998% 10/1/33 (m)		1,408,190	1,409,113
4.32% 5/1/35 (m)		2,238,319	2,268,758
4.5% 4/1/20		2,109,339	2,168,437
4.98% 5/1/35 (m)		2,403,278	2,420,522
5% 8/1/18 to 9/1/38		65,675,694	67,222,494
5% 3/1/39 (h)		60,000,000	61,040,334
5% 3/12/39 (h)		124,000,000	126,150,024
5.291% 12/1/35 (m)		1,120,738	1,156,173
5.301% 2/1/36 (m)		1,966,096	2,030,537
5.5% 10/1/17 to 11/1/37		437,705,605	451,521,309
5.5% 3/12/39 (h)		192,000,000	196,690,675
5.593% 7/1/37 (m)		1,261,204	1,301,419
6% 6/1/22 to 3/1/38		279,636,957	290,581,477
6% 3/12/39 (h)(i)		11,000,000	11,362,962
6% 4/13/39 (h)		11,000,000	11,336,750
6.013% 4/1/36 (m)		980,834	1,019,500
6.243% 6/1/36 (m)		390,322	396,666
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (c)	Value
Fannie Mae - continued
6.328% 4/1/36 (m)		$ 968,701	$ 1,008,207
6.5% 12/1/34 to 8/1/37		28,981,624	30,445,771
6.5% 3/12/39 (h)		18,000,000	18,818,779
6.5% 3/12/39 (h)		25,000,000	26,137,193
6.5% 3/12/39 (h)		25,000,000	26,137,193
TOTAL FANNIE MAE			1,332,624,293
Freddie Mac - 1.8%
4.397% 1/1/35 (m)		4,353,621	4,402,484
4.62% 2/1/35 (m)		4,501,907	4,564,792
4.722% 10/1/35 (m)		9,838,692	10,075,804
5% 4/1/38		4,755,058	4,842,149
5.5% 11/1/17		3,531,257	3,688,046
5.694% 10/1/35 (m)		705,217	734,968
5.86% 6/1/36 (m)		1,112,739	1,153,661
5.977% 6/1/36 (m)		1,009,972	1,047,889
6% 11/1/33 to 2/1/38		126,226,654	131,202,487
6.101% 6/1/36 (m)		1,081,085	1,124,948
TOTAL FREDDIE MAC			162,837,228
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,471,224,945)			1,495,461,521
Asset-Backed Securities - 2.4%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 0.8238% 1/25/35 (m)		101,177	36,060
Series 2005-1 Class M1, 0.9438% 4/25/35 (m)		1,864,711	1,099,935
ACE Securities Corp. Series 2006-NC2:
Class M7, 1.2238% 7/25/36 (m)		834,320	6,424
Class M8, 1.3238% 7/25/36 (m)		413,416	2,191
Class M9, 2.1738% 7/25/36 (m)		273,171	956
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 1.5988% 6/25/33 (m)		274	272
Class M2, 3.0988% 6/25/33 (m)		124,416	86,484
Series 2004-HE1 Class M1, 0.9738% 2/25/34 (m)		296,980	262,992
Series 2004-OP1 Class M1, 0.9938% 4/25/34 (m)		621,729	270,623
Series 2005-HE2 Class M2, 0.9238% 4/25/35 (m)		262,278	214,819
Asset-Backed Securities - continued
		Principal Amount (c)	Value
ACE Securities Corp. Home Equity Loan Trust: - continued
Series 2005-SD1 Class A1, 0.8738% 11/25/50 (m)		$ 46,039	$ 41,924
Series 2006-HE2:
Class M3, 0.8138% 5/25/36 (m)		362,526	11,166
Class M4, 0.8738% 5/25/36 (m)		306,360	6,464
Class M5, 0.9138% 5/25/36 (m)		445,413	6,948
Series 2006-OP1:
Class M4, 0.8438% 4/25/36 (m)		170,200	6,961
Class M5, 0.8638% 4/25/36 (m)		161,690	5,546
Advanta Business Card Master Trust:
Series 2005-A2 Class A2, 0.6% 5/20/13 (m)		5,000,000	3,750,000
Series 2006-A6 Class A6, 0.5% 9/20/13 (m)		4,980,000	3,599,429
Series 2006-A7 Class A7, 0.49% 10/20/12 (m)		5,440,000	4,352,000
Series 2006-C1 Class C1, 0.95% 10/20/14 (m)		1,190,209	83,315
Series 2007-A1 Class A, 0.52% 1/20/15 (m)		3,650,000	2,715,892
Series 2007-A4 Class A4, 0.5% 4/22/13 (m)		4,362,056	3,227,921
Series 2007-B1 Class B, 0.72% 12/22/14 (m)		2,519,130	377,870
Series 2007-D1 Class D, 1.87% 1/22/13 (g)(m)		2,590,000	181,300
Airspeed Ltd. Series 2007-1A Class C1, 2.955% 6/15/32 (g)(m)		4,638,614	1,531,207
ALG Student Loan Trust I Series 2006-1 Class A1, 1.1938% 10/28/18 (g)(m)		977,623	964,333
American Express Credit Account Master Trust Series 2004-C Class C, 0.9613% 2/15/12 (g)(m)		248,211	225,329
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10		565,295	561,409
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (g)		2,052,284	1,026,142
Ameriquest Mortgage Securities, Inc. Series 2006-M3:
Class A2A, 0.5238% 10/25/36 (m)		174,459	168,666
Class M7, 1.3238% 10/25/36 (m)		178,903	107
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.1738% 12/25/33 (m)		162,311	102,721
Series 2004-R10 Class M1, 1.1738% 11/25/34 (m)		678,247	302,113
Series 2004-R11 Class M1, 1.1338% 11/25/34 (m)		583,709	286,459
Series 2004-R2:
Class M1, 0.9038% 4/25/34 (m)		256,662	195,783
Class M3, 1.0238% 4/25/34 (m)		168,238	64,075
Series 2005-R1 Class M1, 0.9238% 3/25/35 (m)		942,227	549,222
Series 2005-R10 Class A2B, 0.6938% 12/25/35 (m)		854,632	585,911
Series 2005-R2 Class M1, 0.9238% 4/25/35 (m)		2,064,696	1,188,757
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 0.8038% 6/25/32 (m)		$ 180,534	$ 90,457
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (g)		160,000	74,720
Class G, 9.75% 12/24/37 (g)		210,000	90,216
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.8331% 3/23/19 (g)(m)		270,609	186,194
Argent Securities, Inc.:
Series 2006-M1 Class M7, 1.4738% 7/25/36 (m)		756,685	2,043
Series 2006-M2 Class M7, 1.3738% 9/25/36 (m)		691,710	623
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.7794% 3/1/34 (m)		47,932	9,699
Series 2004-W11 Class M2, 1.1738% 11/25/34 (m)		561,149	208,074
Series 2004-W5 Class M1, 1.0738% 4/25/34 (m)		679,098	399,723
Series 2004-W7:
Class M1, 1.0238% 5/25/34 (m)		593,998	187,797
Class M2, 1.0738% 5/25/34 (m)		519,110	280,494
Series 2006-W4 Class A2C, 0.6338% 5/25/36 (m)		1,552,054	546,129
Asset Backed Funding Corp. Series 2006-OPT2 Class M7, 1.2538% 10/25/36 (m)		1,302,881	16,286
Asset Backed Funding Corp. Trust Series 2005-HE1 Class M1, 0.8938% 12/25/34 (m)		1,434,123	694,727
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 1.7063% 6/15/33 (m)		243,995	108,567
Series 2003-HE6 Class M1, 1.1238% 11/25/33 (m)		536,470	279,306
Series 2004-HE2 Class M1, 1.0238% 4/25/34 (m)		2,668,736	1,156,401
Series 2004-HE3:
Class M1, 1.0138% 6/25/34 (m)		236,238	93,496
Class M2, 1.5938% 6/25/34 (m)		415,982	260,422
Series 2004-HE6 Class A2, 0.8338% 6/25/34 (m)		416,700	160,617
Series 2006-HE6:
Class M7, 1.2738% 11/25/36 (m)		411,884	5,066
Class M9, 2.6238% 11/25/36 (m)		1,100,343	5,612
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.96% 4/4/17 (b)(g)(m)		3,404,000	0
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 0.535% 3/15/12 (m)		3,433,615	3,087,036
Bayview Financial Acquisition Trust Series 2004-C Class A1, 1.0388% 5/28/44 (m)		324,665	197,369
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.0838% 2/28/44 (m)		643,196	399,887
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 0.9238% 9/25/35 (m)		109,148	79,610
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Bear Stearns Asset Backed Securities I Trust: - continued
Series 2005-FR1 Class M1, 0.9738% 6/25/35 (m)		$ 968,438	$ 439,972
Series 2005-HE2 Class M1, 0.9738% 2/25/35 (m)		1,526,312	505,621
Series 2007-HE3 Class 1A1, 0.5938% 4/25/37 (m)		622,719	476,529
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 1.4763% 12/26/24 (m)		2,297,111	2,053,732
C-BASS Trust Series 2006-CB7 Class A2, 0.5338% 10/25/36 (m)		833,767	717,138
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 0.83% 6/15/10 (m)		630,370	620,914
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,430,929
Class D, 7.16% 1/15/13 (g)		160,000	112,000
Capital One Auto Finance Trust Series 2006-C Class A3B, 0.465% 7/15/11 (m)		381,655	355,118
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 0.745% 4/15/13 (g)(m)		2,908,037	2,093,294
Capital Trust Ltd. Series 2004-1:
Class A2, 0.92% 7/20/39 (g)(m)		457,498	114,375
Class B, 1.22% 7/20/39 (g)(m)		263,810	36,933
Class C, 1.57% 7/20/39 (g)(m)		339,379	30,544
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		460,000	349,221
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 1.3925% 1/20/37 (g)(m)		247,632	61,908
Capmark VII Ltd. Series 2006-7A Class H, 2.005% 8/20/36 (g)(m)		500,000	7,500
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.7738% 7/25/36 (m)		1,140,851	54,875
Series 2006-NC2 Class M7, 1.3238% 6/25/36 (m)		425,500	8,510
Series 2006-NC3 Class M10, 2.4738% 8/25/36 (g)(m)		290,000	3,509
Series 2006-RFC1 Class M9, 2.3438% 5/25/36 (m)		186,369	5,051
Series 2007-RFC1 Class A3, 0.6138% 12/25/36 (m)		1,802,588	436,376
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.65% 5/20/17 (g)(m)		272,783	197,703
Chase Issuance Trust Series 2004-3 Class C, 0.9313% 6/15/12 (m)		530,684	478,368
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14		341,165	170,583
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 0.8838% 12/25/33 (g)(m)		381,669	259,093
Series 2006-AMC1 Class M7, 0.82% 9/25/36 (m)		756,539	9,078
Series 2007-AMC4 Class M1, 0.7438% 5/25/37 (m)		765,389	29,391
Asset-Backed Securities - continued
		Principal Amount (c)	Value
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 0.515% 7/15/12 (g)(m)		$ 1,308,498	$ 1,288,430
Class B, 0.735% 7/15/12 (g)(m)		1,308,498	1,234,065
Countrywide Asset-Backed Certificates Trust Series 2007-BC2 Class 2A1, 0.5638% 6/25/37 (m)		604,083	514,250
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (g)		811,000	81
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 1.3338% 5/25/33 (m)		51,836	28,291
Series 2004-3:
Class 3A4, 0.7238% 8/25/34 (m)		191,202	102,329
Class M1, 0.9738% 6/25/34 (m)		661,567	435,333
Class M4, 1.4438% 4/25/34 (m)		159,822	75,720
Series 2004-4:
Class A, 0.8438% 8/25/34 (m)		41,844	19,779
Class M2, 1.0038% 6/25/34 (m)		587,945	389,121
Series 2005-1:
Class M1, 0.8938% 8/25/35 (m)		512,642	369,619
Class MV2, 0.9138% 7/25/35 (m)		1,414,022	986,244
Series 2005-3 Class MV1, 0.8938% 8/25/35 (m)		2,479,133	2,161,043
Series 2005-AB1 Class A2, 0.6838% 8/25/35 (m)		474,776	392,236
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (g)		152,473	139,128
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		500,000	225,000
Class B2, 2.8163% 12/28/35 (g)(m)		500,000	205,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		100,000	49,080
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (g)		235,000	152,602
Discover Card Master Trust I:
Series 2006-1 Class B1, 0.605% 8/16/11 (m)		2,127,160	2,109,814
Series 2006-2 Class B1, 0.575% 1/17/12 (m)		2,908,037	2,606,191
Series 2007-1 Class B, 0.555% 8/15/12 (m)		2,908,037	2,272,265
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.8983% 5/28/35 (m)		38,916	20,315
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.6488% 8/25/34 (m)		290,872	72,347
Series 2006-3 Class 2A3, 0.6338% 11/25/36 (m)		4,501,620	1,268,894
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.2988% 3/25/34 (m)		22,699	11,949
Series 2005-FF9 Class A3, 0.7538% 10/25/35 (m)		8,186,743	6,315,837
Asset-Backed Securities - continued
		Principal Amount (c)	Value
First Franklin Mortgage Loan Trust: - continued
Series 2006-FF12 Class A2, 0.5138% 9/25/36 (m)		$ 488,071	$ 446,946
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (g)		175,902	174,087
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (g)		1,175,000	587,500
Series 2006-C Class D, 6.89% 5/15/13 (g)		915,000	455,213
Series 2007-A Class D, 7.05% 12/15/13 (g)		970,000	485,000
Ford Credit Floorplan Master Owner Trust:
Series 2006-3 Class B, 0.905% 6/15/11 (m)		2,024,699	1,417,289
Series 2006-4 Class B, 1.005% 6/15/13 (m)		772,878	389,755
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.1488% 2/25/34 (m)		72,096	20,547
Class M2, 1.2238% 2/25/34 (m)		123,225	78,809
Series 2004-A Class M1, 1.2988% 1/25/34 (m)		1,201,073	641,502
Series 2005-A:
Class M1, 0.9038% 1/25/35 (m)		104,466	96,281
Class M2, 0.9338% 1/25/35 (m)		1,755,783	641,795
Class M3, 0.9638% 1/25/35 (m)		948,695	405,415
Class M4, 1.1538% 1/25/35 (m)		363,547	178,157
Series 2006-A:
Class M4, 0.8738% 5/25/36 (m)		904,613	12,393
Class M5, 0.9738% 5/25/36 (m)		484,559	6,009
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.6288% 9/25/30 (g)(m)		2,355,568	1,586,990
GE Business Loan Trust Series 2003-1 Class A, 0.8913% 4/15/31 (g)(m)		358,980	222,568
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 0.5713% 9/17/12 (m)		889,976	622,983
Class C, 0.7013% 9/17/12 (m)		692,033	449,821
Series 2007-1 Class C, 0.7313% 3/15/13 (m)		4,746,708	3,132,827
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (g)		663,436	265,375
GSAMP Trust:
Series 2002-HE Class M1, 2.345% 11/20/32 (m)		622,574	303,212
Series 2003-FM1 Class M1, 1.7% 3/20/33 (m)		1,198,060	725,913
Series 2004-AR1:
Class B4, 5% 6/25/34 (g)(m)		421,734	35,446
Class M1, 1.1238% 6/25/34 (m)		2,193,367	833,770
Series 2004-FM1 Class M1, 1.4488% 11/25/33 (m)		407,637	218,135
Series 2004-FM2 Class M1, 1.2238% 1/25/34 (m)		1,048,555	603,482
Asset-Backed Securities - continued
		Principal Amount (c)	Value
GSAMP Trust: - continued
Series 2004-HE1 Class M1, 1.0238% 5/25/34 (m)		$ 574,304	$ 186,424
Series 2007-HE1 Class M1, 0.7238% 3/25/47 (m)		910,059	43,410
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 0.8138% 11/25/34 (m)		15,860	7,480
Series 2005-MTR1 Class A1, 0.6138% 10/25/35 (m)		354,550	327,574
Series 2006-FM1 Class M3, 0.8238% 4/25/36 (m)		431,287	5,477
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.5538% 5/25/30 (g)(m)		659,999	296,999
Series 2006-3:
Class B, 0.8738% 9/25/46 (g)(m)		654,930	104,789
Class C, 1.0238% 9/25/46 (g)(m)		1,526,694	183,203
Class E, 2.1238% 9/25/46 (g)(m)		250,000	20,000
Helios Finance L.P. Series 2007-S1 Class B1, 1.17% 10/20/14 (g)(m)		3,522,970	1,796,715
Home Equity Asset Trust:
Series 2002-3 Class A5, 1.3538% 2/25/33 (m)		402	83
Series 2003-3 Class M1, 1.7638% 8/25/33 (m)		1,000,143	456,048
Series 2003-4 Class M1, 1.6738% 10/25/33 (m)		296,141	131,148
Series 2003-5:
Class A2, 1.1738% 12/25/33 (m)		32,929	9,681
Class M1, 1.5238% 12/25/33 (m)		342,352	205,821
Series 2003-7 Class A2, 1.2338% 3/25/34 (m)		1,657	343
Series 2003-8 Class M1, 1.5538% 4/25/34 (m)		520,785	241,549
Series 2004-3 Class M2, 2.1738% 8/25/34 (m)		339,306	206,329
Series 2004-7 Class A3, 0.8638% 1/25/35 (m)		613	225
Series 2005-1 Class M1, 0.9038% 5/25/35 (m)		1,304,302	1,165,376
Series 2005-3 Class M1, 0.8838% 8/25/35 (m)		891,676	797,058
Series 2005-5 Class 2A2, 0.7238% 11/25/35 (m)		399,213	352,692
Series 2006-1 Class 2A3, 0.6988% 4/25/36 (m)		3,650,595	2,520,432
Series 2006-3N Class B, 6.5% 8/27/36 (g)		250,000	0
Series 2006-7 Class M4, 0.8538% 1/25/37 (m)		1,147,148	5,277
Household Home Equity Loan Trust Series 2004-1 Class M, 0.8794% 9/20/33 (m)		282,530	171,842
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 0.6013% 6/15/12 (m)		2,249,874	1,998,269
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 0.8194% 1/20/35 (m)		772,678	408,766
Class M2, 0.8494% 1/20/35 (m)		579,586	284,054
Series 2005-3 Class A1, 0.6194% 1/20/35 (m)		406,408	217,447
Series 2006-2:
Class M1, 0.74% 3/20/36 (m)		636,997	333,145
Asset-Backed Securities - continued
		Principal Amount (c)	Value
HSBC Home Equity Loan Trust: - continued
Series 2006-2:
Class M2, 0.76% 3/20/36 (m)		$ 1,053,317	$ 517,160
Series 2006-3 Class A1V, 0.55% 3/20/36 (m)		695,540	663,417
Series 2007-2 Class A3V, 0.69% 7/21/36 (m)		690,000	304,900
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6638% 1/25/37 (m)		1,238,035	371,601
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.6038% 11/25/36 (m)		1,243,141	528,335
Class MV1, 0.7038% 11/25/36 (m)		1,009,797	102,534
Kent Funding III Ltd. Series 2006-3A Class D, 4.2744% 10/29/47 (m)		275,998	2,760
Keycorp Student Loan Trust:
Series 1999-A Class A2, 4.0988% 12/27/09 (m)		1,108,801	861,139
Series 2006-A Class 2A1, 1.4963% 9/27/21 (m)		753,081	733,161
Lancer Funding Ltd. Series 2006-1A Class A3, 3.1125% 4/6/46 (g)(m)		268,796	2,688
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (g)		155,068	58,926
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 1.7038% 6/25/33 (m)		2,122,500	955,445
Series 2004-2:
Class M1, 1.0038% 6/25/34 (m)		621,570	328,025
Class M2, 1.5538% 6/25/34 (m)		441,864	336,821
Series 2006-9 Class M4, 0.8438% 11/25/36 (m)		362,963	690
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.9038% 5/25/46 (g)(m)		250,000	25,025
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.7338% 10/25/36 (m)		449,328	16,356
Series 2006-NC2 Class M7, 1.2238% 9/25/36 (m)		211,323	63
Series 2007-HE1 Class M1, 0.7738% 5/25/37 (m)		784,792	32,883
Merna Reinsurance Ltd. Series 2007-1 Class B, 3.2088% 6/30/12 (g)(m)		5,400,000	4,942,620
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 1.1738% 7/25/34 (m)		596,048	382,686
Series 2003-OPT1 Class M1, 1.1238% 7/25/34 (m)		163,459	113,828
Series 2006-FM1 Class A2B, 0.5838% 4/25/37 (m)		2,601,167	1,844,161
Series 2006-OPT1 Class A1A, 0.7338% 6/25/35 (m)		1,697,600	781,692
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 2.1238% 12/27/32 (m)		43,535	25,207
Series 2003-NC7 Class M1, 1.5238% 6/25/33 (m)		526,800	297,975
Series 2003-NC8 Class M1, 1.5238% 9/25/33 (m)		406,779	235,583
Series 2004-HE6 Class A2, 0.8138% 8/25/34 (m)		57,368	9,951
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2004-NC2 Class M1, 1.2988% 12/25/33 (m)		$ 1,030,188	$ 495,317
Series 2005-HE1 Class M2, 0.9438% 12/25/34 (m)		487,793	235,263
Series 2005-HE2 Class M1, 0.8738% 1/25/35 (m)		441,329	150,518
Series 2005-NC1 Class M1, 0.9138% 1/25/35 (m)		399,800	136,232
Series 2005-NC2 Class B1, 1.6438% 3/25/35 (m)		510,600	245,991
Series 2006-HE3 Class B1, 1.3738% 4/25/36 (m)		226,983	499
Series 2006-HE6 Class A2A, 0.5138% 9/25/36 (m)		653,412	617,433
Series 2006-NC4:
Class M4, 0.8238% 6/25/36 (m)		340,400	3,540
Class M6, 0.9238% 6/25/36 (m)		170,200	936
Series 2007-HE2 Class A2A, 0.5138% 1/25/37 (m)		113,179	91,348
Series 2007-HE4 Class A2A, 0.5838% 2/25/37 (m)		110,082	73,701
Series 2007-NC3 Class A2A, 0.5338% 5/25/37 (m)		59,802	47,589
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 1.9738% 1/25/32 (m)		26,351	7,296
Series 2002-AM3 Class A3, 1.4538% 2/25/33 (m)		102,607	83,879
Series 2002-HE2 Class M1, 1.9738% 8/25/32 (m)		650,076	366,098
Series 2002-NC1 Class M1, 1.6738% 2/25/32 (g)(m)		555,218	318,707
Series 2002-NC3:
Class A3, 1.1538% 8/25/32 (m)		34,465	6,178
Class M1, 1.5538% 8/25/32 (m)		62,886	28,679
Series 2003-NC1 Class M1, 2.0488% 11/25/32 (m)		407,879	200,627
Morgan Stanley Home Equity Loans Trust:
Series 2006-3 Class M5, 0.8838% 4/25/36 (m)		340,400	4,221
Series 2007-2 Class A1, 0.5738% 4/25/37 (m)		1,061,392	806,109
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.9363% 8/28/38 (g)(m)		195,000	97,500
Class C1B, 7.696% 8/28/38 (g)		63,000	25,200
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 0.5038% 9/25/19 (m)		1,257,070	1,180,458
Series 2006-4 Class A1, 0.5038% 3/25/25 (m)		1,024,183	913,741
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 1.5538% 1/25/34 (m)		1,169,060	653,522
Series 2005-4 Class M2, 0.9838% 9/25/35 (m)		1,426,957	212,492
Series 2005-D Class M2, 0.9438% 2/25/36 (m)		297,339	20,100
Newcastle CDO VIII Series 2006-8A Class 10, 2.6384% 11/1/52 (g)(m)		250,000	5,000
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36		264,201	230,268
Series 2006-FM2 Class M7, 1.2738% 7/25/36 (m)		971,842	5,540
Series 2006-HE2 Class A2, 0.5938% 3/25/36 (m)		832,213	753,231
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Ocala Funding LLC:
Series 2005-1A Class A, 1.97% 3/20/10 (g)(m)		$ 566,426	$ 198,249
Series 2006-1A Class A, 1.87% 3/20/11 (g)(m)		1,176,252	470,501
Option One Mortgage Loan Trust:
Series 2004-3 Class M3, 1.1238% 11/25/34 (m)		343,974	216,422
Series 2007-5 Class 2A1, 0.5638% 5/25/37 (m)		230,891	205,545
Series 2007-6 Class 2A1, 0.5338% 7/25/37 (m)		322,390	289,145
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 1.1538% 9/25/34 (m)		278,447	159,771
Class M3, 1.7238% 9/25/34 (m)		532,896	119,399
Class M4, 1.9238% 9/25/34 (m)		683,353	72,293
Series 2004-WCW2 Class M3, 1.0238% 7/25/35 (m)		400,651	66,468
Series 2004-WHQ2 Class M1, 1.0638% 2/25/35 (m)		1,163,147	850,834
Series 2004-WWF1:
Class M2, 1.1538% 2/25/35 (m)		1,608,220	944,100
Class M3, 1.2138% 2/25/35 (m)		199,304	80,254
Series 2005-WCH1:
Class M2, 0.9938% 1/25/35 (m)		771,346	440,701
Class M3, 1.0338% 1/25/35 (m)		478,432	189,062
Class M4, 1.3038% 1/25/35 (m)		1,475,804	227,561
Series 2005-WHQ2:
Class M7, 1.7238% 5/25/35 (m)		1,883,145	73,661
Class M9, 2.3538% 5/25/35 (m)		591,445	17,049
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class 1A1, 0.5438% 9/25/36 (m)		515,745	492,801
Class M4, 0.8338% 9/25/36 (m)		1,705,404	10,574
Class M5, 0.8638% 9/25/36 (m)		850,149	3,741
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (g)		347,209	208,326
Providian Master Note Trust Series 2006-C1A Class C1, 1.005% 3/16/15 (g)(m)		3,632,919	1,562,155
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.5438% 2/25/37 (m)		2,230,620	1,962,444
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.4238% 9/25/46 (g)(m)		250,000	12,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2738% 4/25/33 (m)		5,108	919
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2688% 3/25/35 (m)		1,890,071	898,831
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.92% 3/20/19 (g)(m)		$ 1,073,972	$ 805,586
SIRENS B.V. Series 2007-2 Class A1, 3.06% 4/13/10 (g)(m)		10,000,000	5,056,000
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.9463% 6/15/33 (m)		1,272,415	572,587
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 0.635% 8/15/11 (g)(m)		1,729,572	1,470,136
Class C, 0.835% 8/15/11 (g)(m)		788,707	591,530
Specialty Underwriting & Residential Finance Trust Series 2003-BC3 Class M2, 2.0738% 8/25/34 (m)		234,320	152,288
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.6238% 9/25/34 (m)		91,238	36,709
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 0.8338% 2/25/34 (m)		137,271	60,657
Series 2006-BC3 Class M7, 1.2738% 10/25/36 (m)		2,941	2
Series 2007-BC4 Class A3, 0.6394% 11/25/37 (m)		17,280,940	14,120,927
Series 2007-GEL1 Class A2, 0.6638% 1/25/37 (g)(m)		1,308,498	380,258
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.5638% 6/25/37 (m)		1,905,779	1,443,853
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 0.5613% 9/15/11 (m)		5,259,180	4,233,640
Class B, 0.7413% 9/15/11 (m)		3,933,152	1,573,261
Series 2007-AE1:
Class A, 0.555% 1/15/12 (m)		978,480	684,936
Class B, 0.755% 1/15/12 (m)		851,340	340,536
Class C, 1.055% 1/15/12 (m)		1,057,963	317,389
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 0.9113% 3/15/11 (g)(m)		14,070,000	12,663,000
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 0.555% 6/15/12 (m)		2,873,827	2,069,155
Class B, 0.675% 6/15/12 (m)		3,285,000	1,564,994
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 0.9038% 9/25/34 (m)		28,819	5,958
Series 2003-6HE Class A1, 0.9438% 11/25/33 (m)		36,470	12,251
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (g)		225,000	157,500
Class IV, 6.84% 5/22/37 (g)		235,000	117,500
Series 2003-1A Class B2, 5.4802% 12/28/38 (g)		100,000	51,430
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 0.785% 5/16/11 (g)(m)		$ 2,830,256	$ 2,691,398
Series 2006-2:
Class B, 0.605% 10/17/11 (m)		3,424,935	2,996,818
Class C, 0.805% 10/17/11 (m)		3,217,801	2,600,782
Series 2007-1 Class C, 0.8313% 6/15/12 (m)		3,669,172	2,361,147
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (g)		1,390,000	403,100
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.9663% 9/25/26 (g)(m)		400,000	24,000
Series 2006-1A:
Class F, 2.6163% 9/25/26 (g)(m)		250,000	37,500
Class G, 2.8163% 9/25/26 (g)(m)		250,000	30,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)		887,552	89
WaMu Asset-Backed Certificates Series 2006-HE3:
Class M4, 0.8538% 10/25/36 (m)		602,848	10,912
Class M7, 1.2738% 10/25/36 (m)		436,393	4,888
WaMu Master Note Trust:
Series 2006-A3A Class A3, 0.485% 9/16/13 (g)(m)		5,493,886	5,232,470
Series 2006-C2A Class C2, 0.955% 8/15/15 (g)(m)		7,001,177	3,041,873
Series 2006-C3A Class C3A, 0.835% 10/15/13 (g)(m)		4,900,058	3,954,268
Series 2007-A2 Class A2, 0.485% 5/15/14 (g)(m)		12,710,000	10,867,135
Series 2007-A4A Class A4, 5.2% 10/15/14 (g)		4,170,000	3,732,150
Series 2007-C1 Class C1, 0.855% 5/15/14 (g)(m)		4,264,021	2,508,865
Wells Fargo Home Equity Trust:
Series 2004-3 Class A, 4.5% 11/27/34 (g)(q)		7,576	0
Series 2006-2 Class A2, 0.5738% 7/25/36 (m)		1,324,453	1,197,108
Series 2007-2 Class A1, 0.5638% 4/25/37 (m)		850,472	701,619
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12		18,076	18,008
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0594% 10/25/44 (g)(m)		1,789,540	214,745
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 2.1006% 11/21/40 (g)(m)		305,000	27,450
TOTAL ASSET-BACKED SECURITIES (Cost $251,181,346)			222,142,960
Collateralized Mortgage Obligations - 2.9%
		Principal Amount (c)	Value
Private Sponsor - 2.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (m)		$ 168,114	$ 33,623
Series 2003-9 Class B5, 4.5164% 8/25/18 (g)		286,432	35,804
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 1.6275% 2/17/52 (g)(m)		669,567	502,175
Series 2006-2A:
Class 2B, 1.3575% 2/17/52 (g)(m)		2,356,249	2,199,205
Class 2M, 1.4375% 2/17/52 (g)(m)		1,602,433	1,439,754
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 1.7838% 4/12/56 (g)(m)		1,503,917	638,399
Banc of America Mortgage Securities, Inc.:
Series 2003-H Class 2A3, 5.2046% 9/25/33 (m)		685,667	545,345
Series 2003-J Class 2A2, 5.2918% 11/25/33 (m)		552,429	448,304
Series 2003-K Class 1A1, 5.2035% 12/25/33 (m)		67,532	54,841
Series 2003-L Class 2A1, 5.3147% 1/25/34 (m)		1,118,510	868,995
Series 2004-1 Class 2A2, 4.6723% 10/25/34 (m)		1,681,393	1,308,463
Series 2004-7 Class 15B4, 5.3053% 8/25/19 (g)(m)		73,243	2,197
Series 2004-A:
Class 2A1, 5.1951% 2/25/34 (m)		378,211	308,308
Class 2A2, 5.1951% 2/25/34 (m)		1,560,487	1,272,066
Series 2004-B:
Class 1A1, 6.433% 3/25/34 (m)		75,146	57,231
Class 2A2, 4.0864% 3/25/34 (m)		611,568	456,661
Series 2004-C Class 1A1, 5.971% 4/25/34 (m)		133,233	105,005
Series 2004-D Class 2A1, 3.6163% 5/25/34 (m)		217,390	167,488
Series 2004-F Class 2A6, 4.1429% 7/25/34 (m)		904,000	883,506
Series 2004-J Class 2A1, 4.7597% 11/25/34 (m)		755,983	588,343
Series 2004-L Class 2A1, 4.3695% 1/25/35 (m)		877,302	669,768
Series 2005-H:
Class 1A1, 5.3329% 9/25/35 (m)		214,664	154,609
Class 2A2, 4.8028% 9/25/35 (m)		6,583,973	2,122,757
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (g)(m)(o)		14,022,698	1,170,895
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-6 Class 1A2, 4.9867% 8/25/33 (m)		1,828,826	1,245,973
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 0.7538% 1/25/35 (m)		3,076,804	1,519,632
Series 2005-2 Class 1A1, 0.7238% 3/25/35 (m)		570,408	316,502
Series 2005-5 Class 1A1, 0.6938% 7/25/35 (m)		725,369	367,492
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.9685% 2/25/37 (m)		2,496,746	1,872,060
Series 2007-A2 Class 2A1, 5.1795% 7/25/37 (m)		598,964	484,531
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.9419% 8/25/34 (m)		$ 2,199,680	$ 1,780,658
Class A4, 4.399% 8/25/34 (m)		2,024,048	1,619,631
Countrywide Alternative Loan Trust:
planned amortization class Series 2003-5T2 Class A2, 0.8738% 5/25/33 (m)		103,053	98,081
Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		78,237	8
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		89,973	16,195
Series 2003-35 Class B, 4.6391% 9/25/18 (m)		154,557	27,047
Series 2003-46 Class 4A1, 4.698% 1/19/34 (m)		20,623,895	16,015,061
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 0.8738% 1/25/34 (m)		58,022	28,891
Series 2004-2 Class 7A3, 0.8738% 2/25/35 (m)		126,189	59,142
Series 2004-4 Class 5A2, 0.8738% 3/25/35 (m)		27,743	11,609
Series 2005-1 Class 5A2, 0.8038% 5/25/35 (m)		463,666	220,788
Series 2005-10:
Class 5A1, 0.7338% 1/25/36 (m)		735,677	351,429
Class 5A2, 0.7938% 1/25/36 (m)		331,038	132,723
Series 2005-2:
Class 6A2, 0.7538% 6/25/35 (m)		115,428	51,191
Class 6M2, 0.9538% 6/25/35 (m)		1,475,123	360,328
Series 2005-3 Class 8A2, 0.7138% 7/25/35 (m)		547,765	278,059
Series 2005-4 Class 7A2, 0.7038% 8/25/35 (m)		173,619	85,622
Series 2005-8 Class 7A2, 0.7538% 11/25/35 (m)		432,238	244,405
Credit Suisse First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR4 Class 5A2, 1.2138% 5/25/34 (m)		16,011	9,338
Series 2004-AR5 Class 11A2, 1.2138% 6/25/34 (m)		32,482	16,778
Series 2004-AR6 Class 9A2, 1.2138% 10/25/34 (m)		158,048	79,180
Series 2004-AR7 Class 6A2, 1.2338% 8/25/34 (m)		47,663	21,726
Series 2004-AR8 Class 8A2, 0.8538% 9/25/34 (m)		29,819	17,765
Series 2007-AR7 Class 2A1, 4.6052% 11/25/34 (m)		1,624,058	1,143,398
Series 2003-17 Class B4, 5.389% 6/25/33 (g)(m)		375,900	65,783
Series 2004-3 Class DB4, 5.8394% 4/25/34 (m)		115,752	2,894
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 1.2038% 11/25/35 (m)		$ 19,309,031	$ 8,558,438
Class 2A3, 3.5533% 11/25/35 (m)		9,530,320	4,532,859
Series 2005-56 Class 4A1, 0.7838% 11/25/35 (m)		7,745,884	3,098,353
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 0.6338% 3/25/37 (m)		3,434,976	1,784,587
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (g)(m)		250,000	238,546
Class G, 6.78% 3/18/11 (g)(m)		250,000	231,006
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.5563% 9/19/36 (m)		710,284	578,019
First Horizon Mortgage pass-thru Trust:
floater Series 2004-FL1 Class 2A1, 2.15% 12/25/34 (m)		57,088	36,075
Series 2004-AR5 Class 2A1, 5.1001% 10/25/34 (m)		3,120,318	2,401,924
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 1.3025% 10/18/54 (g)(m)		2,858,509	2,193,048
Class C2, 1.6125% 10/18/54 (g)(m)		958,226	479,113
Class M2, 1.3925% 10/18/54 (g)(m)		1,642,941	1,061,668
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (g)		284,999	14,250
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (g)		147,197	14,720
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 1.7213% 11/20/56 (g)(m)		2,452,242	1,146,517
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 1.8238% 10/11/41 (g)(m)		3,114,490	1,348,761
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.07% 12/20/54 (g)(m)		6,010,783	420,755
Series 2006-2 Class C1, 0.94% 12/20/54 (m)		5,352,960	535,296
Series 2006-3 Class C2, 0.97% 12/20/54 (m)		1,124,001	69,238
Series 2006-4:
Class B1, 0.56% 12/20/54 (m)		3,006,923	601,385
Class C1, 0.85% 12/20/54 (m)		1,838,671	128,707
Class M1, 0.64% 12/20/54 (m)		791,600	118,740
Series 2007-1:
Class 1C1, 0.77% 12/20/54 (m)		1,857,563	185,756
Class 1M1, 0.62% 12/20/54 (m)		1,208,420	181,263
Class 2C1, 0.9% 12/20/54 (m)		847,766	84,777
Class 2M1, 0.72% 12/20/54 (m)		1,551,543	248,247
Series 2007-2 Class 2C1, 0.8913% 12/17/54 (m)		2,149,796	214,980
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.5925% 1/20/44 (m)		$ 430,470	$ 107,617
GSR Mortgage Loan Trust:
Series 2004-11 Class 1A1, 4.9133% 9/25/34 (m)		392,790	262,124
Series 2007-AR2 Class 2A1, 4.8324% 4/25/35 (m)		772,837	531,487
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.6863% 5/19/35 (m)		425,853	190,868
Holmes Master Issuer PLC floater Series 2006-1A Class 2C, 1.4844% 7/15/40 (g)(m)		609,146	426,402
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 0.6038% 4/25/37 (m)		1,955,826	1,114,220
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 0.9238% 10/25/34 (m)		156,465	88,842
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 1.2138% 3/25/35 (m)		262,302	155,103
Series 2005-1:
Class M4, 1.2238% 4/25/35 (m)		31,031	5,163
Class M5, 1.2438% 4/25/35 (m)		31,031	3,799
Class M6, 1.2938% 4/25/35 (m)		49,633	7,114
Series 2005-3 Class A1, 0.7138% 8/25/35 (m)		621,126	315,313
Series 2005-4 Class 1B1, 1.6894% 5/25/35 (m)		193,911	6,639
Series 2005-6 Class 1M3, 1.0838% 10/25/35 (m)		168,137	13,294
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.9482% 8/25/36 (m)		2,600,000	1,550,999
Series 2004-A1 Class 2A1, 4.4964% 2/25/34 (m)		1,727,128	1,420,307
Series 2004-A3 Class 4A1, 4.2896% 7/25/34 (m)		4,644,386	3,826,625
Series 2004-A5 Class 2A1, 4.6116% 12/25/34 (m)		2,929,582	2,384,169
Series 2006-A2 Class 5A1, 5.1373% 11/25/33 (m)		5,609,575	4,813,740
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (g)		88,184	87,664
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 0.8669% 9/26/45 (g)(m)		496,258	253,505
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.7138% 4/25/36 (m)		20,586,877	8,183,899
Series 2006-5 Class A1A, 0.6638% 7/25/36 (m)		16,806,595	7,040,200
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 0.7438% 3/25/35 (m)		74,337	46,046
Series 2007-3 Class 22A2, 0.6838% 5/25/47 (m)		4,656,446	2,249,824
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6438% 2/25/37 (m)		$ 9,285,298	$ 3,899,825
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.625% 6/15/22 (g)(m)		207,984	114,391
Class C, 0.645% 6/15/22 (g)(m)		1,273,607	636,804
Class D, 0.655% 6/15/22 (g)(m)		490,006	220,503
Class E, 0.665% 6/15/22 (g)(m)		783,771	313,508
Class F, 0.695% 6/15/22 (g)(m)		1,413,171	494,610
Class G, 0.765% 6/15/22 (g)(m)		293,765	88,130
Class H, 0.785% 6/15/22 (g)(m)		588,211	147,053
Class J, 0.825% 6/15/22 (g)(m)		686,246	137,249
Class TM, 0.955% 6/15/22 (g)(m)		8,861,703	5,449,947
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 0.8638% 3/25/28 (m)		222,368	129,341
Series 2003-B Class A1, 0.8138% 4/25/28 (m)		236,625	138,055
Series 2003-D Class A, 0.7838% 8/25/28 (m)		200,731	128,719
Series 2003-E Class A2, 2.0813% 10/25/28 (m)		334,767	199,756
Series 2003-F Class A2, 3.805% 10/25/28 (m)		268,889	161,084
Series 2004-A Class A2, 3.715% 4/25/29 (m)		309,158	191,359
Series 2004-B Class A2, 2.8388% 6/25/29 (m)		235,926	139,555
Series 2004-C Class A2, 2.15% 7/25/29 (m)		272,792	161,914
Series 2004-D Class A2, 3.4625% 9/25/29 (m)		231,914	137,294
Series 2004-E:
Class A2B, 3.825% 11/25/29 (m)		548,970	350,607
Class A2D, 4.015% 11/25/29 (m)		79,613	46,645
Series 2004-G Class A2, 3.48% 11/25/29 (m)		265,401	160,095
Series 2005-A Class A2, 3.3525% 2/25/30 (m)		256,534	154,361
Series 2005-B Class A2, 2.7988% 7/25/30 (m)		783,850	488,560
Series 2006-MLN1 Class M4, 0.8338% 7/25/37 (m)		1,629,665	7,659
Series 2004-A4 Class A1, 4.2286% 8/25/34 (m)		3,097,401	2,369,107
Series 2005-A2:
Class A2, 4.4861% 2/25/35 (m)		1,920,050	1,510,920
Class A7, 4.4861% 2/25/35 (m)		2,934,000	1,897,522
Series 2006-A6 Class A4, 5.3897% 10/25/33 (m)		2,645,682	2,156,188
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		90,000	56,133
MortgageIT Trust floater:
Series 2004-2:
Class A1, 0.8438% 12/25/34 (m)		282,580	184,095
Class A2, 0.9238% 12/25/34 (m)		382,252	265,692
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
MortgageIT Trust floater: - continued
Series 2005-2 Class 1A1, 0.7338% 5/25/35 (m)		$ 322,450	$ 213,152
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7638% 7/25/35 (m)		3,256,826	1,593,505
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.7738% 3/25/37 (m)		2,444,072	115,116
Permanent Financing No. 8 PLC floater Class 3C, 2.7094% 6/10/42 (m)		2,052,272	1,389,912
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 1.4944% 7/17/42 (m)		522,174	386,409
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5836% 10/25/35 (m)		4,330,310	3,452,388
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 2.7988% 7/10/35 (g)(m)		1,364,013	663,592
Series 2003-CB1:
Class B3, 1.8988% 6/10/35 (g)(m)		1,051,728	562,675
Class B4, 2.0988% 6/10/35 (g)(m)		25,769	13,279
Class B5, 2.6988% 6/10/35 (g)(m)		19,327	9,625
Class B6, 3.1988% 6/10/35 (g)(m)		9,663	4,740
Series 2004-A:
Class B4, 1.6488% 2/10/36 (g)(m)		801,714	277,714
Class B5, 2.1488% 2/10/36 (g)(m)		534,424	171,390
Series 2004-B:
Class B4, 1.5488% 2/10/36 (g)(m)		347,729	95,799
Class B5, 1.9988% 2/10/36 (g)(m)		269,291	66,811
Class B6, 2.4488% 2/10/36 (g)(m)		93,939	19,323
Series 2004-C:
Class B4, 1.3988% 9/10/36 (g)(m)		447,045	131,118
Class B5, 1.7988% 9/10/36 (g)(m)		501,280	134,493
Class B6, 2.1988% 9/10/36 (g)(m)		111,008	24,322
Residential Accredit Loans, Inc. floater:
Series 2005-QO5 Class A1, 3.053% 1/25/46 (m)		18,179,862	7,271,945
Series 2006-QO7 Class 3A1, 0.5738% 9/25/46 (m)		1,727,752	1,331,959
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31		244,829	216,286
Series 2005-AR5 Class 1A1, 5.3771% 9/19/35 (m)		250,109	183,437
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.272% 7/25/34 (m)		1,666,536	1,353,838
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.9238% 6/25/33 (g)(m)		274,253	205,733
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater Series 2007-A Class BB, 3.8113% 2/15/39 (g)(m)		$ 493,213	$ 15,092
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 0.5738% 2/25/36 (g)(m)		62,089	60,511
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.7963% 9/20/33 (m)		449,317	273,868
Series 2004-1 Class A, 1.8888% 2/20/34 (m)		160,452	102,755
Series 2004-10 Class A4, 4.5188% 11/20/34 (m)		232,293	143,694
Series 2004-12 Class 1A2, 2.1538% 1/20/35 (m)		700,618	430,664
Series 2004-3 Class A, 3.885% 5/20/34 (m)		219,934	134,340
Series 2004-4 Class A, 4.4388% 5/20/34 (m)		840,481	523,025
Series 2004-5 Class A3, 2.9113% 6/20/34 (m)		329,436	201,470
Series 2004-6:
Class A3A, 2.1613% 6/20/35 (m)		252,865	162,175
Class A3B, 2.3038% 7/20/34 (m)		48,308	29,687
Series 2004-7:
Class A3A, 1.9138% 8/20/34 (m)		254,970	152,736
Class A3B, 2.1388% 7/20/34 (m)		31,415	18,420
Series 2004-8 Class A2, 2.15% 9/20/34 (m)		633,214	410,145
Series 2005-1 Class A2, 1.8388% 2/20/35 (m)		424,534	262,968
Series 2005-2 Class A2, 2.03% 3/20/35 (m)		530,367	318,888
Series 2005-3 Class A1, 0.67% 5/20/35 (m)		257,601	138,376
Soundview Home Equity Loan Trust floater Series 2006-EQ1 Class M7, 1.2738% 9/25/36 (m)		525,918	6,890
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.6638% 7/25/46 (m)		33,149,163	11,551,734
Structured Asset Securities Corp.:
floater Series 2004-NP1 Class A, 0.8738% 9/25/33 (g)(m)		94,289	39,962
Series 2003-15A Class 4A, 5.4533% 4/25/33 (m)		1,522,738	1,234,565
Series 2003-20 Class 1A1, 5.5% 7/25/33		986,077	844,845
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5894% 9/25/36 (m)		3,273,627	1,668,966
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 0.5538% 9/25/46 (m)		151,596	145,084
Series 2006-AR7 Class C1B1, 0.5338% 7/25/46 (m)		61,442	59,389
Series 2003-AR10 Class A7, 4.669% 10/25/33 (m)		7,514,841	4,718,267
Series 2003-AR8 Class A, 4.2743% 8/25/33 (m)		1,538,523	1,238,901
Series 2004-AR7 Class A6, 3.9389% 7/25/34 (m)		434,000	429,769
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates: - continued
Series 2005-AR3 Class A2, 4.6384% 3/25/35 (m)		$ 4,418,573	$ 3,554,631
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (g)		281,036	35,129
Series 2004-EE Class 2A2, 4.1875% 12/25/34 (m)		1,565,869	1,247,420
Series 2004-H Class A1, 4.5322% 6/25/34 (m)		3,948,143	3,212,681
Series 2004-W:
Class A1, 4.5429% 11/25/34 (m)		1,467,787	1,171,251
Class A9, 4.5429% 11/25/34 (m)		3,483,000	2,190,783
Series 2005-AR10 Class 2A2, 4.2192% 6/25/35 (m)		3,544,959	2,765,093
Series 2005-AR12:
Class 2A5, 4.313% 7/25/35 (m)		9,260,000	6,044,267
Class 2A6, 4.313% 7/25/35 (m)		1,525,312	1,165,355
Series 2005-AR2 Class 1A2, 4.6413% 3/25/35 (m)		5,056,021	2,055,045
Series 2005-AR3 Class 2A1, 4.4106% 3/25/35 (m)		2,847,646	2,191,787
TOTAL PRIVATE SPONSOR			203,545,523
U.S. Government Agency - 0.7%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		3,983,879	4,147,664
Series 2002-9 Class PC, 6% 3/25/17		602,367	631,770
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	50,478,353
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,715,530
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,758,692
TOTAL U.S. GOVERNMENT AGENCY			66,732,009
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $295,569,894)			270,277,532
Commercial Mortgage Securities - 2.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.934% 2/14/29 (g)(m)		750,000	654,414
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,076,120
Class B5, 7.525% 4/14/29		129,000	18,496
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Asset Securitization Corp.: - continued
Series 1997-D5 Class A7, 7.6581% 2/14/43 (m)		$ 795,000	$ 471,088
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.2006% 2/10/51 (g)(m)		125,000	22,500
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42		656,131	609,058
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	3,132,009
Series 2004-1 Class F, 5.279% 11/10/39 (g)		185,000	40,700
Series 2004-5 Class G, 5.2128% 11/10/41 (g)(m)		135,000	32,560
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.9313% 3/15/22 (g)(m)		615,784	277,103
Class G, 0.9913% 3/15/22 (g)(m)		399,119	151,665
Series 2006-BIX1:
Class F, 0.765% 10/15/19 (g)(m)		1,584,902	713,206
Class G, 0.785% 10/15/19 (g)(m)		1,079,579	377,853
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.3238% 12/25/33 (g)(m)		105,413	60,612
Series 2004-1:
Class A, 0.8338% 4/25/34 (g)(m)		1,375,770	1,031,828
Class B, 2.3738% 4/25/34 (g)(m)		152,869	57,326
Class M1, 1.0338% 4/25/34 (g)(m)		123,900	77,438
Class M2, 1.6738% 4/25/34 (g)(m)		111,568	58,573
Series 2004-2:
Class A, 0.9038% 8/25/34 (g)(m)		1,037,546	830,037
Class M1, 1.0538% 8/25/34 (g)(m)		236,218	147,636
Series 2004-3:
Class A1, 0.8438% 1/25/35 (g)(m)		2,094,757	1,518,699
Class A2, 0.8938% 1/25/35 (g)(m)		301,604	211,123
Class M1, 0.9738% 1/25/35 (g)(m)		362,437	235,584
Class M2, 1.4738% 1/25/35 (g)(m)		234,533	128,993
Series 2005-2A:
Class A1, 0.7838% 8/25/35 (g)(m)		1,533,772	1,073,641
Class M1, 0.9038% 8/25/35 (g)(m)		113,802	45,521
Class M2, 0.9538% 8/25/35 (g)(m)		187,697	75,079
Class M3, 0.9738% 8/25/35 (g)(m)		103,848	36,347
Class M4, 1.0838% 8/25/35 (g)(m)		95,329	28,599
Series 2005-3A:
Class A1, 0.7938% 11/25/35 (g)(m)		835,995	543,397
Class A2, 0.8738% 11/25/35 (g)(m)		541,981	352,288
Class M1, 0.9138% 11/25/35 (g)(m)		98,877	37,573
Class M2, 0.9638% 11/25/35 (g)(m)		125,535	47,703
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-3A:
Class M3, 0.9838% 11/25/35 (g)(m)		$ 112,351	$ 39,323
Class M4, 1.0738% 11/25/35 (g)(m)		139,979	48,993
Series 2005-4A:
Class A2, 0.8638% 1/25/36 (g)(m)		1,965,431	1,130,123
Class B1, 1.8738% 1/25/36 (g)(m)		169,847	59,446
Class M1, 0.9238% 1/25/36 (g)(m)		634,010	364,556
Class M2, 0.9438% 1/25/36 (g)(m)		190,203	104,612
Class M3, 0.9738% 1/25/36 (g)(m)		277,777	138,888
Class M4, 1.0838% 1/25/36 (g)(m)		153,626	72,972
Class M5, 1.1238% 1/25/36 (g)(m)		153,626	69,132
Class M6, 1.1738% 1/25/36 (g)(m)		163,168	68,530
Series 2006-1:
Class A2, 0.8338% 4/25/36 (g)(m)		305,761	201,191
Class M1, 0.8538% 4/25/36 (g)(m)		109,358	54,679
Class M2, 0.8738% 4/25/36 (g)(m)		115,544	51,995
Class M3, 0.8938% 4/25/36 (g)(m)		99,417	41,755
Class M4, 0.9938% 4/25/36 (g)(m)		56,336	30,568
Class M5, 1.0338% 4/25/36 (g)(m)		54,679	20,778
Class M6, 1.1138% 4/25/36 (g)(m)		109,027	56,476
Series 2006-2A:
Class A1, 0.7038% 7/25/36 (g)(m)		3,000,565	2,400,452
Class A2, 0.7538% 7/25/36 (g)(m)		270,892	216,714
Class B1, 1.3438% 7/25/36 (g)(m)		101,425	20,285
Class B3, 3.1738% 7/25/36 (g)(m)		153,239	30,648
Class M1, 0.7838% 7/25/36 (g)(m)		284,222	142,111
Class M2, 0.8038% 7/25/36 (g)(m)		200,532	96,255
Class M3, 0.8238% 7/25/36 (g)(m)		166,337	74,852
Class M4, 0.8938% 7/25/36 (g)(m)		112,321	44,929
Class M5, 0.9438% 7/25/36 (g)(m)		138,054	48,319
Class M6, 1.0138% 7/25/36 (g)(m)		205,980	72,093
Series 2006-3A:
Class B1, 1.2738% 10/25/36 (g)(m)		175,670	54,282
Class B2, 1.8238% 10/25/36 (g)(m)		126,704	37,238
Class B3, 3.0738% 10/25/36 (g)(m)		206,190	45,774
Class M4, 0.9038% 10/25/36 (g)(m)		194,147	84,551
Class M5, 0.9538% 10/25/36 (g)(m)		232,423	92,969
Class M6, 1.0338% 10/25/36 (g)(m)		454,946	170,605
Series 2006-4A:
Class A1, 0.7038% 12/25/36 (g)(m)		837,549	569,701
Class A2, 0.7438% 12/25/36 (g)(m)		3,774,737	2,618,912
Class B1, 1.1738% 12/25/36 (g)(m)		131,768	26,354
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class B2, 1.7238% 12/25/36 (g)(m)		$ 136,357	$ 62,806
Class B3, 2.9238% 12/25/36 (g)(m)		229,126	100,838
Class M1, 0.7638% 12/25/36 (g)(m)		272,715	175,083
Class M2, 0.7838% 12/25/36 (g)(m)		183,427	115,559
Class M3, 0.8138% 12/25/36 (g)(m)		185,786	78,030
Class M4, 0.8738% 12/25/36 (g)(m)		222,630	89,052
Class M5, 0.9138% 12/25/36 (g)(m)		204,142	81,657
Class M6, 0.9938% 12/25/36 (g)(m)		183,427	101,949
Series 2007-1:
Class A2, 0.7438% 3/25/37 (g)(m)		709,889	408,186
Class B1, 1.1438% 3/25/37 (g)(m)		231,817	81,136
Class B2, 1.6238% 3/25/37 (g)(m)		167,666	53,234
Class B3, 3.8238% 3/25/37 (g)(m)		452,058	132,227
Class M1, 0.7438% 3/25/37 (g)(m)		202,261	109,727
Class M2, 0.7638% 3/25/37 (g)(m)		151,730	78,520
Class M3, 0.7938% 3/25/37 (g)(m)		135,113	67,556
Class M4, 0.8438% 3/25/37 (g)(m)		112,367	53,936
Class M5, 0.8938% 3/25/37 (g)(m)		169,028	76,062
Class M6, 0.9738% 3/25/37 (g)(m)		236,176	94,470
Series 2007-2A:
Class A1, 0.7438% 7/25/37 (g)(m)		629,103	380,608
Class A2, 0.7938% 7/25/37 (g)(m)		589,218	363,842
Class B1, 2.0738% 7/25/37 (g)(m)		184,621	58,617
Class B2, 2.7238% 7/25/37 (g)(m)		159,995	49,599
Class B3, 3.8238% 7/25/37 (g)(m)		179,938	53,981
Class M1, 0.8438% 7/25/37 (g)(m)		210,003	113,927
Class M2, 0.8838% 7/25/37 (g)(m)		117,844	60,984
Class M3, 0.9638% 7/25/37 (g)(m)		119,354	58,782
Class M4, 1.1238% 7/25/37 (g)(m)		229,795	95,939
Class M5, 1.2238% 7/25/37 (g)(m)		203,205	79,758
Class M6, 1.4738% 7/25/37 (g)(m)		257,896	94,777
Series 2007-3:
Class A2, 0.7638% 7/25/37 (g)(m)		1,043,924	775,426
Class B1, 1.4238% 7/25/37 (g)(m)		168,947	80,436
Class B2, 2.0738% 7/25/37 (g)(m)		416,784	198,472
Class B3, 4.4738% 7/25/37 (g)(m)		226,552	103,942
Class M1, 0.7838% 7/25/37 (g)(m)		150,351	87,279
Class M2, 0.8138% 7/25/37 (g)(m)		160,462	90,051
Class M3, 0.8438% 7/25/37 (g)(m)		247,916	130,825
Class M4, 0.9738% 7/25/37 (g)(m)		389,863	204,015
Class M5, 1.0738% 7/25/37 (g)(m)		206,946	106,267
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3:
Class M6, 1.2738% 7/25/37 (g)(m)		$ 157,573	$ 79,984
Series 2007-4A:
Class B1, 3.0238% 9/25/37 (g)(m)		230,481	73,178
Class B2, 3.9238% 9/25/37 (g)(m)		819,058	239,574
Class M1, 1.4238% 9/25/37 (g)(m)		220,581	110,290
Class M2, 1.5238% 9/25/37 (g)(m)		220,581	99,261
Class M4, 2.0738% 9/25/37 (g)(m)		550,988	220,395
Class M5, 2.2238% 9/25/37 (g)(m)		550,988	206,621
Class M6, 2.4238% 9/25/37 (g)(m)		551,762	193,117
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.9013% 3/15/19 (g)(m)		805,386	459,635
Class H, 1.1113% 3/15/19 (g)(m)		541,917	243,863
Class J, 1.3113% 3/15/19 (g)(m)		407,118	162,847
Series 2007-BBA8:
Class D, 0.705% 3/15/22 (g)(m)		417,330	259,207
Class E, 0.755% 3/15/22 (g)(m)		2,167,157	1,270,796
Class F, 0.805% 3/15/22 (g)(m)		1,328,922	744,421
Class G, 0.855% 3/15/22 (g)(m)		341,549	185,624
Class H, 1.005% 3/15/22 (g)(m)		417,330	187,799
Class J, 1.155% 3/15/22 (g)(m)		417,330	166,932
Series 1999-C1:
Class G, 5.64% 2/14/31 (g)		60,000	40,947
Class I, 5.64% 2/14/31 (g)		170,000	20,400
Series 2007-BBA8:
Class K, 1.655% 3/15/22 (g)(m)		105,000	42,000
Class L, 2.355% 3/15/22 (g)(m)		214,000	64,200
C-BASS Trust floater Series 2006-SC1 Class A, 0.7438% 5/25/36 (g)(m)		1,094,709	475,343
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (g)		490,744	78,421
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.785% 11/15/36 (g)(m)		444,222	137,709
Class H, 0.825% 11/15/36 (g)(m)		355,548	106,664
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	6,639,720
Series 2006-FL2 Class CNP3, 1.655% 8/16/21 (g)(m)		5,182,308	1,554,692
Series 2007-C6 Class A1, 5.622% 12/10/49 (m)		9,305,662	7,960,671
Series 2007-FL3A Class A2, 0.595% 4/15/22 (g)(m)		6,878,000	3,095,100
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.3623% 1/15/46 (m)		$ 10,435,000	$ 7,501,790
Series 2007-CD4 Class A2A, 5.237% 12/11/49		10,000,000	8,015,190
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (m)	CAD	138,000	50,405
Class G, 5.01% 5/15/44 (m)	CAD	30,000	9,745
Class H, 5.01% 5/15/44 (m)	CAD	20,000	6,022
Class J, 5.01% 5/15/44 (m)	CAD	20,000	5,435
Class K, 5.01% 5/15/44 (m)	CAD	10,000	2,349
Class L, 5.01% 5/15/44 (m)	CAD	36,000	7,712
Class M, 5.01% 5/15/44 (m)	CAD	165,000	32,114
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.765% 4/15/17 (g)(m)		950,056	449,471
Class E, 0.825% 4/15/17 (g)(m)		302,445	141,575
Class F, 0.865% 4/15/17 (g)(m)		171,562	76,002
Class G, 1.005% 4/15/17 (g)(m)		171,562	74,321
Class H, 1.075% 4/15/17 (g)(m)		171,562	70,058
Class J, 1.305% 4/15/17 (g)(m)		131,565	59,400
Series 2005-FL11:
Class F, 0.9113% 11/15/17 (g)(m)		388,816	129,917
Class G, 0.9613% 11/15/17 (g)(m)		269,508	84,015
Series 2001-J2A Class F, 7.031% 7/16/34 (g)(m)		190,000	85,222
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (g)		500,000	365,659
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (g)		550,000	367,811
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (m)		10,150,000	7,549,361
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (m)		500,000	471,727
Series 1998-C1 Class H, 6% 5/17/40 (g)		130,000	25,049
Series 2001-SPGA Class C, 6.809% 8/13/18 (g)		190,000	138,534
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	54,000
Class J, 4.231% 5/15/38 (g)		300,000	57,000
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.6313% 2/15/22 (g)(m)		1,864,711	559,413
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1: - continued
Class C:
0.7313% 2/15/22 (g)(m)		$ 665,993	$ 166,498
Class F, 0.7813% 2/15/22 (g)(m)		1,331,815	292,999
Class L, 2.355% 2/15/22 (g)(m)		100,000	9,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		500,000	245,625
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	132,000
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1354% 6/10/31 (g)(m)		365,000	332,233
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 8.0047% 4/29/39 (g)(m)		77,710	77,710
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (g)		50,000	37,168
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (g)(m)		361,000	224,778
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		600,000	459,668
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2000-1 Class A2, 6.496% 1/15/33		468,047	439,238
Series 2001-3 Class C, 6.51% 6/10/38		287,000	262,541
Series 2002-1A Class H, 7.1524% 12/10/35 (g)(m)		55,000	43,127
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		3,478,259	3,494,767
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (g)		85,000	82,875
Global Signal Trust III Series 2006-1:
Class D, 6.052% 2/15/36 (g)		80,000	72,000
Class E, 6.495% 2/15/36 (g)		40,000	36,000
Class F, 7.036% 2/15/36		200,000	180,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		489,765	68,500
Series 1997-C2:
Class F, 6.75% 4/15/29 (m)		1,100,000	945,332
Class G, 6.75% 4/15/29 (m)		500,000	169,297
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		500,000	375,000
Series 1999-C2I Class K, 6.481% 9/15/33 (p)		285,000	13,448
Series 1999-C3:
Class J, 6.974% 8/15/36 (g)		226,000	202,783
Class K, 6.974% 8/15/36 (g)		427,000	110,165
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2000-C1:
Class G, 7% 3/15/33 (g)		$ 120,000	$ 97,283
Class H, 7% 3/15/33 (g)		100,000	73,579
Class K, 7% 3/15/33		90,000	39,623
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		86,000	51,900
Series 2003-C2 Class J, 5.234% 11/5/13 (g)(m)		250,000	76,660
Series 2006-GG7 Class A4, 5.9139% 7/10/38 (m)		9,540,000	6,643,316
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class F, 0.885% 6/6/20 (g)(m)		835,001	475,951
Class J, 2.195% 6/6/20 (g)(m)		250,000	50,000
Series 2007-EOP Class L, 1.745% 3/1/20 (g)(m)		400,000	220,000
Series 1997-GL Class G, 7.7695% 7/13/30 (m)		863,273	804,905
Series 1998-GLII Class G, 7.751% 4/13/31 (g)(m)		600,000	480,000
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (g)(m)		350,000	157,500
Series 2006-RR2:
Class M, 5.691% 6/1/46 (g)(m)		100,000	5,000
Class N, 5.691% 6/1/46 (g)(m)		100,000	5,000
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45		12,655,000	9,666,490
Class A4, 5.7992% 8/10/45 (m)		10,000,000	5,783,535
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (g)		180,000	104,725
Series 2002-CIB4:
Class E, 6.7222% 5/12/34 (g)(m)		190,000	123,500
Class F, 7.1142% 5/12/34 (g)(m)		78,000	39,000
Series 2003-C1 Class CM1, 5.5061% 1/12/37 (g)(m)		212,147	161,996
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.5913% 11/15/18 (g)(m)		10,000,000	6,000,000
Class D, 0.6913% 11/15/18 (g)(m)		230,842	108,496
Class E, 0.7413% 11/15/18 (g)(m)		327,119	147,204
Class F, 0.7913% 11/15/18 (g)(m)		490,623	215,874
Class G, 0.8213% 11/15/18 (g)(m)		426,401	179,088
Class H, 0.9613% 11/15/18 (g)(m)		327,119	130,848
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		$ 65,000	$ 19,500
Series 2004-LN2 Class D, 5.2057% 7/15/41 (m)		420,000	75,600
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	8,715,074
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,550,000	1,390,778
Series 1999-C7 Class F, 6% 10/15/35 (g)		13,415	13,213
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		385,000	281,050
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)		8,375,000	6,961,042
Series 2006-C7 Class A1, 5.279% 11/15/38		827,572	807,330
Series 2007-C1 Class A3, 5.398% 2/15/40		10,000,000	6,236,715
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	7,786,532
Series 2002-C1 Class J, 6.95% 3/15/34 (g)(m)		86,000	45,125
Series 2004-C2:
Class G, 4.595% 3/15/36 (g)(m)		165,000	54,450
Class K, 5.237% 3/15/36 (g)(m)		500,000	50,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.795% 9/15/21 (g)(m)		1,143,094	469,879
Class G, 0.815% 9/15/21 (g)(m)		2,258,211	826,242
Class H, 0.855% 9/15/21 (g)(m)		582,579	201,480
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (g)		180,000	126,000
Class I11, 7.72% 2/26/28 (g)		100,000	65,000
Class I12, 7.72% 2/26/28 (g)		100,000	59,000
Class I9, 7.72% 2/26/28 (g)		153,200	114,900
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (m)		620,000	530,905
Series 1998-C3 Class E, 6.9968% 12/15/30 (m)		155,000	85,250
Series 2001-HRPA:
Class G, 6.778% 2/3/16 (g)		395,000	266,625
Class H, 6.778% 2/3/16 (g)		315,000	196,875
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (g)(m)		100,000	9,441
Series 2006-KEY2 Class L, 5.091% 8/12/39 (g)		300,000	27,827
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A2, 5.112% 12/12/49 (m)		1,075,000	864,111
Series 2007-5 Class A3, 5.364% 8/12/48		10,675,000	6,235,695
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-2 Class A4, 5.9093% 6/12/46 (m)		$ 15,250,000	$ 10,525,494
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.662% 7/15/19 (g)(m)		822,747	82,275
Series 2007-XCLA Class A1, 0.662% 7/17/17 (g)(m)		2,740,526	1,507,289
Series 2007-XLCA Class B, 0.9613% 7/17/17 (g)(m)		1,559,959	140,396
Series 2007-XLFA:
Class D, 0.652% 10/15/20 (g)(m)		667,354	166,839
Class E, 0.712% 10/15/20 (g)(m)		834,661	166,932
Class F, 0.762% 10/15/20 (g)(m)		500,899	90,162
Class G, 0.802% 10/15/20 (g)(m)		619,188	92,878
Class H, 0.892% 10/15/20 (g)(m)		389,758	38,976
Class J, 1.042% 10/15/20 (g)(m)		444,903	35,592
Class MHRO, 1.152% 10/15/20 (g)(m)		180,844	19,893
Class MJPM, 1.462% 10/15/20 (g)(m)		61,191	5,507
Class MSTR, 1.162% 10/15/20 (g)(m)		111,481	15,607
Class NHRO, 1.352% 10/15/20 (g)(m)		264,120	23,771
Class NSTR, 1.312% 10/15/20 (g)(m)		103,822	11,420
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		329,801	308,609
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	6,211,022
Series 2007-T25 Class A2, 5.507% 11/12/49		1,555,000	1,035,249
Series 2004-IQ7 Class E, 5.4037% 6/15/38 (g)(m)		120,000	42,000
Series 2005-HQ7:
Class E, 5.2077% 11/14/42 (m)		75,000	17,393
Class F, 5.2077% 11/14/42 (m)		150,000	32,786
Series 2007-HQ12 Class A2, 5.6322% 4/12/49 (m)		12,880,000	9,891,123
Series 2007-XLC1:
Class C, 1.0613% 7/17/17 (g)(m)		2,129,197	170,336
Class D, 1.1613% 7/17/17 (g)(m)		1,001,859	70,130
Class E, 1.2613% 7/17/17 (g)(m)		814,134	48,848
Morgan Stanley Dean Witter Capital I Trust Series 2003-TOP9 Class E, 5.7121% 11/13/36 (g)(m)		70,000	21,284
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (g)		160,000	57,600
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		427,115	341,692
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (g)		280,000	256,113
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (g)	CAD	$ 107,000	$ 50,663
Class G, 4.456% 9/12/38 (g)	CAD	54,000	24,096
Class H, 4.456% 9/12/38 (g)	CAD	36,000	15,153
Class J, 4.456% 9/12/38 (g)	CAD	36,000	14,272
Class K, 4.456% 9/12/38 (g)	CAD	18,000	6,360
Class L, 4.456% 9/12/38 (g)	CAD	26,000	8,638
Class M, 4.456% 9/12/38 (g)	CAD	130,000	22,639
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	60,236
Class G, 4.57% 4/12/23	CAD	42,000	18,928
Class H, 4.57% 4/12/23	CAD	42,000	17,858
Class J, 4.57% 4/12/23	CAD	42,000	16,865
Class K, 4.57% 4/12/23	CAD	21,000	7,971
Class L, 4.57% 4/12/23	CAD	63,000	22,623
Class M, 4.57% 4/12/23	CAD	185,000	33,879
Salomon Brothers Mortgage Securities VII, Inc.:
Series 1999-C1 Class G, 6.9925% 5/18/32 (g)(m)		420,000	371,864
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	94,063
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (g)(m)		165,000	139,852
Class F6, 6.5% 2/18/34 (g)(m)		37,000	30,727
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 0.9525% 3/24/18 (g)(m)		175,697	144,071
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (g)		170,000	95,200
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 1.0363% 9/15/09 (g)(m)		110,000	28,600
Class G, 1.0363% 9/15/09 (g)(m)		200,000	44,000
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.655% 1/15/18 (g)(m)		1,276,330	701,982
Series 2006-WL7A:
Class E, 0.735% 9/15/21 (g)(m)		1,393,598	571,375
Class F, 0.795% 8/11/18 (g)(m)		1,877,987	563,396
Class G, 0.815% 8/11/18 (g)(m)		1,779,101	444,775
Class J, 0.9331% 8/11/18 (g)(m)		395,545	142,396
Class X1A, 0.0239% 9/15/21 (g)(m)(o)		2,831,343	22
Series 2007-WHL8:
Class AP1, 1.155% 6/15/20 (g)(m)		93,408	23,352
Class AP2, 1.255% 6/15/20 (g)(m)		152,974	30,595
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8:
Class F, 0.935% 6/15/20 (g)(m)		$ 2,970,501	$ 950,560
Class LXR2, 1.255% 6/15/20 (g)(m)		2,025,126	303,769
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43		8,045,000	4,842,913
Series 2007-C32 Class A2, 5.7357% 6/15/49 (m)		13,285,000	9,541,791
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	5,264,456
Series 2007-C30 Class B, 5.463% 12/15/43 (m)		10,505,000	1,260,600
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $299,162,240)			220,399,713
Municipal Securities - 0.4%

Connecticut Gen. Oblig. Series 2007 B, 5% 5/1/15		10,000,000	11,412,300
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13		3,300,000	3,721,179
Series A, 5% 1/1/12		11,025,000	12,113,939
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 D, 5% 9/15/12		10,195,000	11,320,834
TOTAL MUNICIPAL SECURITIES (Cost $37,128,611)			38,568,252
Foreign Government and Government Agency Obligations - 1.3%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,876,300	1,133,818
par 1.33% 12/31/38 (e)		2,960,000	569,800
1.683% 8/3/12 (m)		6,485,000	3,487,939
7% 3/28/11		26,730,000	12,188,137
7% 9/12/13		17,465,000	5,397,655
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (g)		470,000	427,700
Brazilian Federative Republic:
6% 1/17/17		440,000	426,800
7.125% 1/20/37		825,000	808,500
8.25% 1/20/34		410,000	444,850
8.75% 2/4/25		905,000	1,024,913
12.25% 3/6/30		1,095,000	1,653,450
12.75% 1/15/20		405,000	583,200
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Central Bank of Nigeria promissory note 5.092% 1/5/10		$ 278,369	$ 223,801
Chilean Republic 7.125% 1/11/12		3,045,000	3,323,009
Colombian Republic 7.375% 9/18/37		1,830,000	1,674,450
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		1,135,000	737,750
Dominican Republic:
3.38% 8/30/24 (m)		1,100,000	759,000
9.04% 1/23/18 (g)		2,628,609	2,050,315
9.5% 9/27/11 (Reg. S)		2,664,476	2,464,640
Ecuador Republic:
5% 2/28/25 (b)		218,000	133,089
10% 8/15/30 (Reg. S) (b)		5,500,000	1,650,000
El Salvador Republic:
7.65% 6/15/35		1,265,000	901,313
7.75% 1/24/23 (Reg. S)		870,000	806,925
8.5% 7/25/11 (Reg. S)		650,000	656,500
Gabonese Republic 8.2% 12/12/17 (g)		5,155,000	3,453,850
Georgia Republic 7.5% 4/15/13		635,000	400,050
Ghana Republic 8.5% 10/4/17 (g)		2,330,000	1,491,200
Indonesian Republic:
6.625% 2/17/37 (g)		1,475,000	885,000
6.75% 3/10/14 (Reg. S)		890,000	774,300
6.875% 3/9/17 (g)		950,000	731,500
6.875% 1/17/18 (g)		1,030,000	776,105
7.25% 4/20/15 (g)		785,000	679,025
7.5% 1/15/16 (g)		485,000	417,100
7.75% 1/17/38 (g)		1,720,000	1,169,600
8.5% 10/12/35 (g)		650,000	487,500
8.5% 10/12/35 (Reg. S)		1,360,000	1,020,000
10.375% 5/4/14 (g)		745,000	744,106
11.625% 3/4/19 (g)		1,110,000	1,108,668
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		1,800,000	801,000
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		3,495,000	3,512,475
9% 5/2/14		610,000	620,675
Philippine Republic:
9.5% 2/2/30		550,000	628,375
10.625% 3/16/25		395,000	484,863
Republic of Fiji 6.875% 9/13/11		1,265,000	936,100
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	667,500
Republic of Serbia 3.75% 11/1/24 (e)(g)		5,430,000	3,801,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (c)	Value
Russian Federation:
7.5% 3/31/30 (Reg. S)		$ 17,568,460	$ 15,438,284
12.75% 6/24/28 (Reg. S)		1,080,000	1,344,600
Turkish Republic:
6.75% 4/3/18		1,520,000	1,330,000
6.875% 3/17/36		3,285,000	2,488,388
7% 9/26/16		965,000	899,863
7.25% 3/5/38		1,350,000	1,053,000
7.375% 2/5/25		4,890,000	4,095,375
Ukraine Government:
(Reg. S) 5.1513% 8/5/09 (m)		5,610,000	4,151,400
6.385% 6/26/12 (g)		1,465,000	571,350
6.75% 11/14/17 (g)		5,360,000	1,956,400
United Mexican States:
7.5% 4/8/33		425,000	421,813
8.3% 8/15/31		420,000	449,946
Uruguay Republic 8% 11/18/22		2,106,902	1,948,884
Venezuelan Republic:
2.1225% 4/20/11 (Reg. S) (m)		5,905,000	4,030,163
5.375% 8/7/10 (Reg. S)		980,000	833,000
7% 3/31/38		630,000	255,150
8.5% 10/8/14		2,415,000	1,376,550
9% 5/7/23 (Reg. S)		4,350,000	2,153,250
9.25% 9/15/27		2,990,000	1,629,550
9.375% 1/13/34		1,160,000	574,200
10.75% 9/19/13		6,480,000	4,438,800
13.625% 8/15/18		2,688,000	1,774,080
Vietnamese Socialist Republic:
4% 3/12/28 (e)		90,000	56,700
6.875% 1/15/16 (g)		2,290,000	1,992,300
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $167,827,200)			124,380,592
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13		242,000	212,876
6.875% 3/15/12		393,000	376,372
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $592,472)			589,248
Common Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands Corp. unit	43,900	$ 1,668,200
TOTAL COMMON STOCKS (Cost $4,390,000)		1,668,200
Convertible Preferred Stocks - 0.0%

UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	900,886
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,326,273)		900,886
Floating Rate Loans - 0.7%
	Principal Amount (c)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.3571% 12/27/14 (m)	$ 1,543,938	694,772
Tranche C, term loan 2.4047% 12/27/15 (m)	1,195,310	537,890
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.23% 4/30/14 (m)	2,470,000	1,716,650
		2,949,312
Automobiles - 0.0%
Ford Motor Co. term loan 5% 12/15/13 (m)	3,144,020	990,366
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
term loan 2.16% 5/23/14 (m)	307,469	132,212
Tranche B, term loan 2.16% 5/23/14 (m)	1,458,058	626,965
Venetian Macau Ltd. Tranche B, term loan:
2.73% 5/26/12 (m)	227,001	129,391
2.73% 5/26/13 (m)	392,999	224,009
		1,112,577
Media - 0.2%
AMC Entertainment, Inc. term loan 1.9769% 1/26/13 (m)	155,000	134,850
Charter Communications Operating LLC Tranche B 1LN, term loan 3.2114% 3/6/14 (m)	4,074,962	3,219,220
Floating Rate Loans - continued
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
CSC Holdings, Inc. Tranche B, term loan 2.2063% 3/31/13 (m)	$ 2,162,272	$ 1,962,261
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.7563% 12/12/14 (m)	2,553,077	765,923
Newsday LLC term loan 9.75% 8/1/13 (m)	2,505,000	2,260,763
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (m)	723,122	376,023
Univision Communications, Inc. Tranche 1LN, term loan 2.7288% 9/29/14 (m)	870,000	391,500
VNU, Inc. term loan 2.4475% 8/9/13 (m)	1,695,666	1,318,380
Zuffa LLC term loan 2.5625% 6/19/15 (m)	4,986,892	3,740,169
		14,169,089
Multiline Retail - 0.1%
Dollar General Corp. Tranche B1, term loan 3.5796% 7/6/14 (m)	4,373,670	3,783,224
Specialty Retail - 0.0%
Michaels Stores, Inc. term loan 2.7699% 10/31/13 (m)	2,568,431	1,412,637
Toys 'R' US, Inc. term loan 3.4125% 12/8/09 (m)	74,953	34,104
		1,446,741
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 4.9094% 3/5/14 (m)	165,000	136,125
Tranche B 1LN, term loan 2.9751% 9/5/13 (m)	531,895	505,300
Levi Strauss & Co. term loan 2.705% 4/4/14 (m)	790,000	442,400
		1,083,825
TOTAL CONSUMER DISCRETIONARY		25,535,134
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Tempus Public Foundation Generation Holdings LLC:
revolver loan 3.4588% 12/15/11 (m)	46,634	40,572
Credit-Linked Deposit 3.4588% 12/15/13 (m)	148,764	129,425
Tranche 1LN, term loan 2.4788% 12/15/13 (m)	442,716	385,163
Tranche 2LN, term loan 5.7088% 12/15/14 (m)	325,000	214,500
		769,660
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (m)	335,976	184,787
Floating Rate Loans - continued
	Principal Amount (c)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
Tranche B, term loan 3.4375% 10/10/13 (m)	$ 1,247,910	$ 686,351
Tranche DD, term loan 3.8759% 10/10/13 (m)	842,866	463,576
Tishman Speyer Properties term loan 2.22% 12/27/12 (m)	98,000	34,300
		1,369,014
TOTAL FINANCIALS		2,138,674
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 3.4379% 7/25/14 (m)	2,926,561	2,487,577
Tranche DD, term loan 2.7288% 7/25/14 (m)	149,708	127,251
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (m)	5,906,884	4,976,550
		7,591,378
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 3.7088% 4/10/14 (m)	4,693,372	2,933,357
TOTAL HEALTH CARE		10,524,735
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.695% 4/30/14 (m)	3,110,614	1,508,648
Northwest Airlines, Inc. term loan 2.45% 12/31/10 (m)	595,000	520,625
United Air Lines, Inc. Tranche B, term loan 2.5% 2/1/14 (m)	2,755,757	1,432,993
US Airways Group, Inc. term loan 2.9788% 3/23/14 (m)	885,000	402,675
		3,864,941
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (m)	120,664	104,375
term loan 3.3338% 1/26/14 (m)	1,899,336	1,642,925
		1,747,300
Floating Rate Loans - continued
	Principal Amount (c)	Value
INDUSTRIALS - continued
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (m)	$ 1,705,000	$ 682,000
TOTAL INDUSTRIALS		6,294,241
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B-A, term loan 3.6811% 10/1/14 (m)	2,471,294	1,606,341
Tranche B-A1, term loan 3.3444% 10/1/14 (m)	625,799	406,769
Tranche B-B, term loan 3.685% 10/1/12 (m)	3,110,000	2,348,050
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 3.9515% 10/10/14 (m)	1,524,561	929,982
		5,291,142
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 3.7088% 6/11/14 (m)	3,345,626	2,275,026
TOTAL INFORMATION TECHNOLOGY		7,566,168
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Anchor Glass Container Corp. term loan 6.8255% 6/20/14 (m)	3,993,300	3,354,372
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. Tranche B1, term loan 4.1217% 12/20/12 (m)	1,084,869	932,987
TOTAL MATERIALS		4,287,359
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Insight Midwest Holdings LLC Tranche B, term loan 2.42% 4/6/14 (m)	1,530,000	1,369,350
Intelsat Ltd. Tranche B, term loan 3.925% 7/3/13 (m)	975,038	882,409
Wind Telecomunicazioni SpA term loan 8.3925% 12/21/11 pay-in-kind (m)	750,000	506,931
		2,758,690
Floating Rate Loans - continued
	Principal Amount (c)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (m)	$ 1,335,000	$ 984,563
TOTAL TELECOMMUNICATION SERVICES		3,743,253
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc.:
term loan 2.6717% 2/1/13 (m)	531,734	493,183
2.8588% 2/1/13 (m)	261,687	242,714
		735,897
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.4788% 3/30/12 (m)	408,969	245,381
term loan 4.4588% 3/30/14 (m)	1,280,726	768,436
		1,013,817
TOTAL UTILITIES		1,749,714
TOTAL FLOATING RATE LOANS (Cost $71,875,888)		61,839,278
Bank Notes - 0.0%

National City Bank, Cleveland 2.3025% 3/1/13 (m) (Cost $778,215)	978,000	762,840
Fixed-Income Funds - 35.1%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (n)	2,163,163	153,433,117
Fidelity Commercial Mortgage-Backed Securities Central Fund (n)	6,525,612	443,741,635
Fidelity Corporate Bond 1-10 Year Central Fund (n)	8,533,077	757,139,917
Fidelity Floating Rate Central Fund (n)	6,073,718	422,609,268
Fidelity Mortgage Backed Securities Central Fund (n)	14,694,559	1,469,015,036
TOTAL FIXED-INCOME FUNDS (Cost $3,660,014,627)		3,245,938,973
Preferred Securities - 0.1%
	Principal Amount (c)	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,215,000	$ 3,773,084
Net Servicos de Comunicacao SA 9.25% (g)	2,293,000	1,834,996
		5,608,080
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pemex Project Funding Master Trust 7.75%	5,458,000	4,330,089
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (m)	1,052,000	332,016
MUFG Capital Finance 1 Ltd. 6.346% (m)	4,628,000	2,896,971
		3,228,987
TOTAL PREFERRED SECURITIES (Cost $15,251,024)		13,167,156
Cash Equivalents - 4.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.26%, dated 2/27/09:
due 3/2/09 (Collateralized by U.S. Treasury Obligations) #	$ 3,857,083	3,857,000
due 3/2/09 (Collateralized by U.S. Government Obligations) #	367,733,931	367,726,000
0.28%, dated 2/27/09 due 3/2/09 (Collateralized by U.S. Government Obligations) # (a)	55,401,293	55,400,000
TOTAL CASH EQUIVALENTS (Cost $426,983,000)		426,983,000
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $10,572,089,738)		9,675,551,449
NET OTHER ASSETS - (4.5)%		(418,320,655)
NET ASSETS - 100%		$ 9,257,230,794
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Ba2) (k)

	Nov. 2034	$ 134,000	$ (124,107)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (k)	May 2033	134,000	(112,590)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (k)	Oct. 2036	574,456	(554,506)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (Rating-Caa2) (k)	August 2035	5,325,000	(4,993,341)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (k)	Sept. 2034	39,167	(35,979)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	4,000,000	(3,860,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	Sept. 2037	4,600,000	(4,439,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)

	Sept. 2037	$ 2,800,000	$ (2,702,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	August 2037	7,200,000	(6,948,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (l)	August 2037	2,600,000	(2,509,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Baa2) (k)	August 2034	32,348	(19,020)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (k)	Oct. 2034	40,098	(23,758)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (k)	March 2034	20,540	(1,370)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-Ba2) (k)	Feb. 2034	787	(744)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (k)

	April 2032	$ 11,800	$ (9,589)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (k)	August 2035	1,200,000	(1,126,830)
TOTAL CREDIT DEFAULT SWAPS		$ 28,712,196	$ (27,459,834)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	44,021
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	139,097
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2014	1,135,000	127,246
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	14,263,503
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	6,056,583
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	10,658,840
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	7,847,843
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	$ 75,000,000	$ 6,780,300
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	10,961,540
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	4,723,985
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	1,840,088
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	719,352
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	2,859,185
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	2,190,680
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	6,236,100
TOTAL INTEREST RATE SWAPS		$ 1,049,929,000	$ 75,448,363
		$ 1,078,641,196	$ 47,988,529
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $578,950,887 or 6.3% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $10,275,044.

(k) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(l) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,448 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
(q) Non-income producing.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$367,726,000 due 3/02/09 at 0.26%
Goldman, Sachs & Co.	$ 144,185,382
UBS Securities LLC	223,540,618
$ 367,726,000
$3,857,000 due 3/02/09 at 0.26%
BNP Paribas Securities Corp.	$ 1,903,202
Banc of America Securities LLC	710,153
Barclays Capital, Inc.	1,012,341
Deutsche Bank Securities, Inc.	231,304
$ 3,857,000
$55,400,000 due 3/02/09 at 0.28%
J.P. Morgan Securities, Inc.	$ 55,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,148,681
Fidelity Commercial Mortgage-Backed Securities Central Fund	16,728,383
Fidelity Corporate Bond 1-10 Year Central Fund	49,076,863
Fidelity Floating Rate Central Fund	13,246,939
Fidelity Mortgage Backed Securities Central Fund	49,319,522
Fidelity Ultra-Short Central Fund	4,266,390
Total	$ 136,786,778
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,991,380	$ 4,148,681	$ 103,667,579	$ 153,433,117	18.9%
Fidelity Commercial Mortgage- Backed Securities Central Fund	658,434,817	16,728,421	85,925,600	443,741,635	19.0%
Fidelity Corporate Bond 1-10 Year Central Fund	1,816,743,999	49,222,593	979,363,232*	757,139,917	31.0%
Fidelity Floating Rate Central Fund	408,626,297	114,270,456	-	422,609,268	18.7%
Fidelity Mortgage Backed Securities Central Fund	2,138,641,000	49,319,530	751,057,367	1,469,015,036	20.0%
Fidelity Ultra-Short Central Fund	599,904,422	-	504,919,712*	-	0.0%
Total	$ 5,906,341,915	$ 233,689,681	$ 2,424,933,490	$ 3,245,938,973
* Includes the value of shares redeemed through in-kind contributions. See note 6 of the Notes to Financial Statements.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,675,551,449	$ 3,245,938,973	$ 6,372,358,604	$ 57,253,872
Other Financial Instruments*	$ 47,985,215	$ -	$ 75,313,439	$ (27,328,224)
* Other financial instruments include Short Positions and Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 3,663,788	$ (3,526,344)
Total Realized Gain (Loss)	459,919	-*
Total Unrealized Gain (Loss)	(9,452,378)	255,404
Cost of Purchases	51,526,317	-
Proceeds of Sales	(2,349,204)	-
Amortization/Accretion	(5,241,721)	-
Transfer in/out of Level 3	18,647,151	(24,057,284)
Ending Balance	$ 57,253,872	$ (27,328,224)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $(454,331).

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2009

Assets
Investment in securities, at value (including securities loaned of $54,313,500 and repurchase agreements of $426,983,000) - See accompanying schedule: Unaffiliated issuers (cost $6,912,075,111)	$ 6,429,612,476
Fidelity Central Funds (cost $3,660,014,627)	3,245,938,973
Total Investments (cost $10,572,089,738)		$ 9,675,551,449
Commitment to sell securities on a delayed delivery basis	(11,362,962)
Receivable for securities sold on a delayed delivery basis	11,359,648	(3,314)
Receivable for investments sold, regular delivery		26,814,914
Cash		483,032
Receivable for swap agreements		28,038
Receivable for fund shares sold		18,844,112
Interest receivable		71,029,233
Distributions receivable from Fidelity Central Funds		18,918,127
Other receivables		53,232
Unrealized appreciation on swap agreements		75,448,363
Total assets		9,887,167,186

Liabilities
Payable for investments purchased Regular delivery	$ 49,148,024
Delayed delivery	476,624,359
Payable for swap agreements	5,733,103
Payable for fund shares redeemed	11,057,712
Distributions payable	749,729
Accrued management fee	2,544,235
Distribution fees payable	58,298
Unrealized depreciation on swap agreements	27,459,834
Other affiliated payables	1,098,889
Other payables and accrued expenses	62,409
Collateral on securities loaned, at value	55,399,800
Total liabilities		629,936,392

Net Assets		$ 9,257,230,794
Net Assets consist of:
Paid in capital		$ 10,479,081,461
Distributions in excess of net investment income		(11,651,931)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(364,180,652)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(846,018,084)
Net Assets		$ 9,257,230,794

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2009

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($77,342,543 ÷ 8,398,034 shares)	$ 9.21

Maximum offering price per share (100/96.00 of $9.21)	$ 9.59
Class T: Net Asset Value and redemption price per share ($38,397,583 ÷ 4,173,224 shares)	$ 9.20

Maximum offering price per share (100/96.00 of $9.20)	$ 9.58
Class B: Net Asset Value and offering price per share ($7,838,631 ÷ 850,923 shares)A	$ 9.21

Class C: Net Asset Value and offering price per share ($35,295,274 ÷ 3,832,584 shares)A	$ 9.21

Total Bond: Net Asset Value, offering price and redemption price per share ($8,309,360,362 ÷ 902,342,447 shares)	$ 9.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($788,996,401 ÷ 85,778,138 shares)	$ 9.20

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2009

Investment Income
Dividends		$ 935,431
Interest		123,947,157
Income from Fidelity Central Funds		136,786,778
Total income		261,669,366

Expenses
Management fee	$ 15,537,049
Transfer agent fees	5,273,141
Distribution fees	328,690
Fund wide operations fee	1,442,345
Independent trustees' compensation	18,917
Miscellaneous	66,166
Total expenses before reductions	22,666,308
Expense reductions	(87,328)	22,578,980
Net investment income		239,090,386
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,318,578)
Fidelity Central Funds	(377,263,753)
Foreign currency transactions	(1,292)
Swap agreements	27,653,118
Total net realized gain (loss)		(375,930,505)
Change in net unrealized appreciation (depreciation) on: Investment securities	(502,800,054)
Assets and liabilities in foreign currencies	(246)
Swap agreements	37,283,306
Delayed delivery commitments	55,628
Total change in net unrealized appreciation (depreciation)		(465,461,366)
Net gain (loss)		(841,391,871)
Net increase (decrease) in net assets resulting from operations		$ (602,301,485)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2009	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 239,090,386	$ 518,414,707
Net realized gain (loss)	(375,930,505)	95,293,460
Change in net unrealized appreciation (depreciation)	(465,461,366)	(332,114,221)
Net increase (decrease) in net assets resulting from operations	(602,301,485)	281,593,946
Distributions to shareholders from net investment income	(259,556,185)	(501,867,517)
Distributions to shareholders from net realized gain	(71,517,925)	(24,508,784)
Total distributions	(331,074,110)	(526,376,301)
Share transactions - net increase (decrease)	(891,375,773)	4,412,741,476
Total increase (decrease) in net assets	(1,824,751,368)	4,167,959,121

Net Assets
Beginning of period	11,081,982,162	6,914,023,041
End of period (including distributions in excess of net investment income of $11,651,931 and undistributed net investment income of $8,813,868, respectively)	$ 9,257,230,794	$ 11,081,982,162

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 I

2006 L

2005 L

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.214	.488	.508	.043	.476	.387	.046
Net realized and unrealized gain (loss)	(.772)	(.189)	(.141)	.105	(.294) H	.183	.145
Total from investment operations	(.558)	.299	.367	.148	.182	.570	.191
Distributions from net investment income	(.234)	(.474)	(.470)	(.038)	(.432)	(.370)	(.041)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.302)	(.499)	(.487)	(.038)	(.472)	(.460)	(.041)
Net asset value, end of period	$ 9.21	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	(5.50)%	2.93%	3.57%	1.44%	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, K
Expenses before reductions	.82% A	.80%	.77%	.73% A	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.82% A	.80%	.77%	.73% A	.79%	.80%	.80% A
Expenses net of all reductions	.81% A	.80%	.77%	.73% A	.79%	.80%	.80% A
Net investment income	4.62% A	4.77%	4.93%	4.98% A	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,343	$ 80,755	$ 48,076	$ 6,780	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	105% A	122%	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 I

2006 L

2005 L

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.211	.489	.508	.042	.466	.377	.045
Net realized and unrealized gain (loss)	(.771)	(.191)	(.143)	.105	(.296) H	.173	.144
Total from investment operations	(.560)	.298	.365	.147	.170	.550	.189
Distributions from net investment income	(.232)	(.473)	(.468)	(.037)	(.420)	(.360)	(.039)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.300)	(.498)	(.485)	(.037)	(.460)	(.450)	(.039)
Net asset value, end of period	$ 9.20	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.56	$ 10.46
Total ReturnB, C, D	(5.54)%	2.92%	3.55%	1.43%	1.66%	5.33%	1.84%
Ratios to Average Net AssetsF, K
Expenses before reductions	.87% A	.81%	.78%	.87% A	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.87% A	.81%	.78%	.87% A	.90%	.90%	.90% A
Expenses net of all reductions	.87% A	.80%	.78%	.87% A	.90%	.90%	.90% A
Net investment income	4.57% A	4.76%	4.92%	4.84% A	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,398	$ 38,574	$ 42,191	$ 6,293	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	105% A	122%	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 I

2006 L

2005 L

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.181	.413	.432	.037	.399	.309	.036
Net realized and unrealized gain (loss)	(.773)	(.190)	(.145)	.104	(.296)H	.182	.145
Total from investment operations	(.592)	.223	.287	.141	.103	.491	.181
Distributions from net investment income	(.200)	(.398)	(.390)	(.031)	(.353)	(.291)	(.031)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.268)	(.423)	(.407)	(.031)	(.393)	(.381)	(.031)
Net asset value, end of period	$ 9.21	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total ReturnB, C, D	(5.85)%	2.17%	2.77%	1.38%	1.01%	4.74%	1.76%
Ratios to Average Net AssetsF, K
Expenses before reductions	1.55% A	1.54%	1.53%	1.51% A	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.55% A	1.54%	1.53%	1.51% A	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.55% A	1.54%	1.53%	1.51% A	1.55%	1.55%	1.55% A
Net investment income	3.89% A	4.03%	4.17%	4.22% A	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,839	$ 9,645	$ 6,054	$ 1,720	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	105% A	122%	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 I

2006 L

2005 L

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.179	.413	.429	.036	.389	.299	.035
Net realized and unrealized gain (loss)	(.771)	(.189)	(.145)	.105	(.293) H	.181	.145
Total from investment operations	(.592)	.224	.284	.141	.096	.480	.180
Distributions from net investment income	(.200)	(.399)	(.387)	(.031)	(.346)	(.280)	(.030)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.268)	(.424)	(.404)	(.031)	(.386)	(.370)	(.030)
Net asset value, end of period	$ 9.21	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total ReturnB, C, D	(5.85)%	2.18%	2.75%	1.37%	.94%	4.63%	1.74%
Ratios to Average Net AssetsF, K
Expenses before reductions	1.55% A	1.53%	1.55%	1.60% A	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.55% A	1.53%	1.55%	1.60% A	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.55% A	1.53%	1.55%	1.60% A	1.62%	1.65%	1.65% A
Net investment income	3.89% A	4.03%	4.15%	4.13% A	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,295	$ 28,786	$ 18,890	$ 2,106	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	105% A	122%	116% M	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. J For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L For the period ended July 31. M Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Total Bond

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2006 J

2005J

2004J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Income from Investment Operations
Net investment income D	.231	.524	.543	.046	.506	.411	.340
Net realized and unrealized gain (loss)	(.772)	(.189)	(.143)	.105	(.290) G	.182	.237
Total from investment operations	(.541)	.335	.400	.151	.216	.593	.577
Distributions from net investment income	(.251)	(.510)	(.503)	(.041)	(.466)	(.393)	(.337)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	(.060)
Total distributions	(.319)	(.535)	(.520)	(.041)	(.506)	(.483)	(.397)
Net asset value, end of period	$ 9.21	$ 10.07	$ 10.27	$ 10.39	$ 10.28	$ 10.57	$ 10.46
Total Return B, C	(5.33)%	3.29%	3.89%	1.46%	2.11%	5.75%	5.68%
Ratios to Average Net Assets E, I
Expenses before reductions	.46% A	.45%	.45%	.45% A	.45%	.64%	.75%
Expenses net of fee waivers, if any	.46% A	.45%	.45%	.45% A	.45%	.61%	.65%
Expenses net of all reductions	.45% A	.45%	.45%	.45% A	.45%	.61%	.65%
Net investment income	4.98% A	5.12%	5.25%	5.26% A	4.95%	3.87%	3.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,309,360	$ 9,976,432	$ 6,450,177	$ 2,421,077	$ 2,306,817	$ 420,225	$ 373,699
Portfolio turnover rate F	105% A	122%	116% K	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the period ended July 31. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

Six months ended February 28,

Years ended August 31,

2009

2008

2007

2006 H

2006 K

2005 K

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.227	.516	.527	.045	.493	.410	.048
Net realized and unrealized gain (loss)	(.772)	(.186)	(.134)	.105	(.294) G	.182	.145
Total from investment operations	(.545)	.330	.393	.150	.199	.592	.193
Distributions from net investment income	(.247)	(.505)	(.496)	(.040)	(.459)	(.392)	(.043)
Distributions from net realized gain	(.068)	(.025)	(.017)	-	(.040)	(.090)	-
Total distributions	(.315)	(.530)	(.513)	(.040)	(.499)	(.482)	(.043)
Net asset value, end of period	$ 9.20	$ 10.06	$ 10.26	$ 10.38	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	(5.38)%	3.24%	3.83%	1.46%	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, J
Expenses before reductions	.53% A	.51%	.50%	.54% A	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.53% A	.51%	.50%	.54% A	.56%	.62%	.65% A
Expenses net of all reductions	.53% A	.51%	.49%	.54% A	.56%	.61%	.65% A
Net investment income	4.91% A	5.06%	5.21%	5.16% A	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 788,996	$ 947,791	$ 348,636	$ 1,058	$ 933	$ 114	$ 102
Portfolio turnover rate F	105% A	122%	116% L	53% A	99%	193%	251%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the one month period ended August 31. The Fund changed its fiscal year from July 31 to August 31, effective August 31, 2006. I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the period ended July 31. L Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2009

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity 1-3 Year Duration Securitized Bond Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade securitized debt securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Commercial Mortgage-Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade commercial mortgage-backed securities and repurchase agreements for those securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Corporate Bond 1-10 Year Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments,as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 115,574,002
Unrealized depreciation	(997,329,816)
Net unrealized appreciation (depreciation)	$ (881,755,814)
Cost for federal income tax purposes	$ 10,557,307,263

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event

Semiannual Report

4. Operating Policies - continued

Swap Agreements - continued

may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $28,712,196 representing 0.31% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,035,356,219 and $2,640,722,818, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was ..32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 93,938	$ 9,104
Class T	0%	.25%	47,241	1,286
Class B	.65%	.25%	38,217	27,731
Class C	.75%	.25%	149,294	36,705
			$ 328,690	$ 74,826

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,538
Class T	1,728
Class B*	29,336
Class C*	2,506
$ 43,108

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 77,617.21
Class T	49,579.26
Class B	11,989.28
Class C	27,890.19
Total Bond	4,364,647.10
Institutional Class	741,419.18
	$ 5,273,141

* Annualized

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .03% of average net assets.

Other Affiliated Transactions. On January 23, 2009, Fidelity Ultra-Short Central Fund ("Ultra-Short"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Trustees on January 15, 2009. Under the plan, Ultra-Short distributed in-kind all of its net assets to its shareholders pro rata at its net asset value (NAV) per share of $62.53 determined as of the close of business on the liquidation date. As a result, the Fund received cash and securities, including accrued interest, of $301,876,510 in return for its 4,827,993 shares of Ultra-Short. This is considered taxable to the Fund for federal income tax purposes.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Other Affiliated Transactions - continued

On February 20, 2009, the Fund redeemed in-kind 9,773,856 shares of Fidelity Corporate Bond 1-10 Year Central Fund, a Fidelity Central Fund in which the Fund invests, valued at $879,717,481 by receiving cash and securities of equal value, including accrued interest. This is considered taxable to the Fund for federal income tax purposes.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $30,201 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $210,105.

Semiannual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $66,779. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 20,549

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Class A	$ 1,880,934	$ 3,361,032
Class T	937,620	2,139,983
Class B	182,847	357,685
Class C	637,293	975,717
Total Bond	233,879,600	451,129,055
Institutional Class	22,037,891	43,904,045
Total	$ 259,556,185	$ 501,867,517
From net realized gain
Class A	$ 551,756	$ 158,977
Class T	276,592	118,778
Class B	67,464	17,979
Class C	216,528	58,576
Total Bond	64,472,390	22,110,637
Institutional Class	5,933,195	2,043,837
Total	$ 71,517,925	$ 24,508,784

Semiannual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008	Six months ended February 28, 2009	Year ended August 31, 2008
Class A
Shares sold	2,381,103	5,588,201	$ 22,326,049	$ 57,565,572
Reinvestment of distributions	230,096	305,321	2,123,630	3,130,894
Shares redeemed	(2,232,736)	(2,555,919)	(20,783,070)	(26,109,819)
Net increase (decrease)	378,463	3,337,603	$ 3,666,609	$ 34,586,647
Class T
Shares sold	1,229,106	2,804,342	$ 11,567,776	$ 28,824,011
Reinvestment of distributions	124,513	209,490	1,147,354	2,149,894
Shares redeemed	(1,014,764)	(3,292,088)	(9,447,007)	(33,740,425)
Net increase (decrease)	338,855	(278,256)	$ 3,268,123	$ (2,766,520)
Class B
Shares sold	282,969	792,814	$ 2,676,014	$ 8,188,014
Reinvestment of distributions	17,458	25,155	161,166	258,101
Shares redeemed	(407,080)	(449,829)	(3,753,616)	(4,577,167)
Net increase (decrease)	(106,653)	368,140	$ (916,436)	$ 3,868,948
Class C
Shares sold	1,979,745	1,925,088	$ 18,569,170	$ 19,771,131
Reinvestment of distributions	80,156	87,624	739,334	898,560
Shares redeemed	(1,086,126)	(993,539)	(10,151,643)	(10,165,574)
Net increase (decrease)	973,775	1,019,173	$ 9,156,861	$ 10,504,117
Total Bond
Shares sold	114,806,195	547,722,071	$ 1,075,296,761	$ 5,645,252,478
Reinvestment of distributions	31,665,420	45,012,353	292,338,636	461,616,494
Shares redeemed	(234,968,224)	(230,103,358)	(2,191,422,759)	(2,368,082,060)
Net increase (decrease)	(88,496,609)	362,631,066	$ (823,787,362)	$ 3,738,786,912
Institutional Class
Shares sold	8,883,442	78,780,201	$ 81,859,662	$ 814,530,864
Reinvestment of distributions	2,994,108	4,451,142	27,608,878	45,563,586
Shares redeemed	(20,336,203)	(22,980,579)	(192,232,108)	(232,333,078)
Net increase (decrease)	(8,458,653)	60,250,764	$ (82,763,568)	$ 627,761,372

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Effective after the close of business on April 17, 2009, the Fidelity Commercial Mortgage-Backed Securities Central Fund ("CMBS"), a Fidelity Central Fund in which the Fund invests, was liquidated pursuant to a Plan of Liquidation and Dissolution approved by its Board of Directors in March 2009. Under the plan, the Fund received in-kind its pro rata portion of CMBS' net assets.

In March, 2009, the Board of Directors of the Fidelity 1-3 Year Duration Securitized Bond Central Fund ("1-3 Year"), a Fidelity Central Fund in which the Fund invests, approved a Plan of Liquidation and Dissolution. Under the plan, 1-3 Year will distribute in-kind all of its net assets to its shareholders pro rata at the NAV per share of 1-3 Year determined as of the close of business on or about June 19, 2009.

At the end of the period, the Fidelity Advisor Freedom Funds and Fidelity Freedom Funds were owners of record, in the aggregate, of approximately 35% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets, directly or indirectly, in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at February 28, 2009, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 11, 2009

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-USAN-0409
1.804584.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 11, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 11, 2009